                                Filed with the Securities and Exchange Commission on April 29, 2003
Registration No. 333-38119                                                                      Investment Company Act No. 811-08447

                                               SECURITIES AND EXCHANGE COMMISSION
                                                     Washington, D.C. 20549

                                                            FORM N-6
                                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                     Pre-Effective Amendment No. ______

                                                     Post-Effective Amendment No.  10

                                                             AND/OR

                                 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                     Amendment No.  5

                                 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                   (Exact Name of Registrant)

                                           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                    (Exact Name of Depositor)

                                         ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                      (Address of Depositor's Principal Executive Offices)
                                                         (203) 926-1888
                                                 (Depositor's Telephone Number)

                                                    SCOTT K. RICHARDSON, ESQ.
                                                Chief Counsel - Variable Products
                                         One Corporate Drive, Shelton, Connecticut 06484
                                             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: MAY 1, 2003 OR as soon as practicable after the effective date of this registration

It is proposed that this filing will become effective (check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
X   on May 1, 2003 pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
__  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SPVLI

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This  Prospectus  describes  American  Skandia SPVLI,  a modified  single  premium  variable life insurance  policy being offered by
American  Skandia Life  Assurance  Corporation  ("we," "our," "us,"  "American  Skandia," or "the  Company"),  One Corporate  Drive,
Shelton,  Connecticut,  06484.  This  Prospectus  also  describes AS Trophy (see "Appendix C - Prior  Policies").  The Policy may be
offered as individual  coverage or as an interest in a group policy.  This Prospectus  provides a detailed discussion of matters you should  consider  before  buying  a  Policy.  This  Policy  or  certain  of its  investment  options  may  not be  available  in all jurisdictions.  Various  rights and  benefits  may differ  between  jurisdictions  to meet  applicable  law and/or  regulations.  In particular,  please refer to Appendix C for a description of certain  provisions that apply to AS Trophy Policies sold to New Jersey residents.

What is American  Skandia  offering?  We are offering cash value life insurance  coverage called  "modified  single premium variable life insurance."  Each of these technical terms can be explained as follows:

|X|      The coverage is called "life  insurance"  because we will pay a death  benefit to your  beneficiary(ies)  upon the death of the Insured person (if there is a second Insured, the death benefit is payable upon the death of the last surviving Insured).

|X|      It is "cash value" life insurance  because,  in addition to the death  benefit,  it also provides  living  benefits for the
     Owner, such as the right to take withdrawals and the right to use the value of the Policy as collateral to take a loan.

|X|      The coverage is called  "modified  single premium" because we do not accept any Premium other than the first unless we know about the additional  Premium during the  underwriting  period or we require  additional  Premium to keep the Policy from being cancelled.

|X|      The  coverage is  "variable"  because you can  allocate  all or part of your  Premium to variable  investment  options that invest in an  underlying  mutual  fund or a portfolio  of an  underlying  mutual  fund.  The  variable  investment  options are
     Sub-accounts  of American  Skandia  Life  Assurance  Corporation  Separate  Account F ("Separate  Account  F").  The  following underlying mutual funds or portfolios of the following  underlying  mutual funds are currently being offered:  American Skandia
     Trust,  Montgomery Variable Series,  Rydex Variable Trust,  INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity
     Trust,  ProFunds VP and The Prudential  Series Fund,  Inc. A description of the portfolios of the underlying  mutual funds that are offered as variable  investment  options can be found  beginning on page 17. The  performance  of the  variable  investment options is not  guaranteed.  You bear the  investment  risk if you  allocate  funds to these  investment  options  because  the performance of these investment  options can decrease or increase.  This can impact the death benefit and the cash value of the
     Policy.

|X|      The  coverage  also  allows you to allocate  all or part of your  Premium to a fixed  option  that  credits a fixed rate of interest.  We guarantee the rate of return on this option.  These  obligations  are supported by our general  account.  We bear the investment risk if you allocate funds to this option.

The variable life insurance  policy  described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary, and is not insured by the Federal Deposit  Insurance  Corporation,  the Federal  Reserve Board,  or any other agency.  The Policy is subject to investment risks and may decrease in value.

------------------------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
FUNDS.  KEEP IT FOR FUTURE REFERENCE.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AS SPVLI-PROS (5/2003)            CALL 1-888-554-3348 FOR FURTHER INFORMATION            Prospectus Dated:  May 1, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 VLI
------------------------------------------------------------------------------------------------------------------------------------
                            PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

                                                   SUMMARY OF BENEFITS AND RISKS

The  following is a summary of the benefits and risks of the Policy being  offered.  All of these  benefits and risks are  described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                            POLICY BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
DEATH BENEFIT                                    This  Policy is  considered  life  insurance  because  we pay a death  benefit to your beneficiary  upon the death of the  Insured.  The death  benefit  is the higher of the
                                                 Required Death Benefit and the Guaranteed Minimum Death Benefit.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT OPTIONS                               The Policy  offers many variable  investment  options that invest in  Portfolios.  The
                                                 Policy also offers fixed  allocations,  which provide a fixed rate of interest that is guaranteed by American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
CASH VALUE CREDITS                               If your Policy is eligible,  we credit additional  amounts to your Account Value based on Growth in your Policy's Cash Value each Policy Anniversary.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
RIGHT TO CANCEL THE POLICY                       You have a limited  period of time after the date you receive your Policy in which you can return the Policy and receive a refund.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TRANSFER OF ACCOUNT VALUE                        You may transfer Account Value between investment options,  with certain  limitations.
                                                 Additionally,  we offer two types of allocation  services:  dollar cost  averaging and static rebalancing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            You may take a loan on the Policy  after the first  Policy  Year,  using your  Account
                                                 Value as collateral.  The maximum  amount  available as a loan is equal to 90% of your current Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
PARTIAL WITHDRAWALS AND SURRENDERS               You may take a free  withdrawal  of the greater of Growth or 10% of  Premium.  You may also  make a partial  withdrawal  of up to 90% of the  Policy's  Cash  Value.  You may
                                                 surrender  your Policy  after the right to cancel  period and we will pay you the Cash
                                                 Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT                        Under certain  circumstances,  we will pre-pay to you a portion of the Death Proceeds.
                                                 The maximum we will pay, before any  reductions,  is the lesser of 50% of the Required
                                                 Death Benefit or $250,000.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
MEDICALLY-RELATED WAIVER                         Under certain circumstances,  you may take a medically-related  waiver and not pay any contingent  deferred sales charge that would otherwise  apply to a partial  withdrawal or surrender.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX BENEFITS                                     Taxes on any gain in the  Policy  are  deferred  and not taxed  each  year.  Transfers between  Portfolios are not currently  taxable to the extent of any  investment  gain.
                                                 The  Beneficiary  does  not pay any  income  tax on the  Death  Proceeds,  under  most circumstances.
------------------------------------------------ ---------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                                             POLICY RISKS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT PERFORMANCE                           Your Account  Value  allocated to the  Sub-accounts  may increase or decrease with the investment  performance  of the  Portfolios.  This  impacts the death  benefit and the
                                                 Cash  Value of the  Policy.  You bear the entire  investment  risk when  investing  in variable  investment  options.  We do not  guarantee  the  investment  results  of any
                                                 Sub-account.  Each  of  the  Sub-accounts  has  its  own  risks  associated  with  its
                                                 respective  investment  objectives  and  policies.   You  should  carefully  read  the
                                                 prospectus for any Portfolio in which you are interested, before investing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON TRANSFERS                         We may require a minimum of $500 to remain in an  investment  option after a transfer.
                                                 Transfers  from Fixed  Allocations  are  limited to the  greater of 25% of the Account
                                                 Value in the Fixed  Allocations  or $1,000.  You are  permitted 20 free  transfers per
                                                 Policy Year, including transfers involving Fixed Allocations.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            A loan from your Account Value may have a positive or negative  impact on your Account
                                                 Value and may affect the amount of the Required  Death  Benefit.  Loans are treated as a  distribution,  and are  taxable  as  ordinary  income to the  extent of any gain in addition to a 10% tax penalty if taken before your age 59 1/2.
------------------------------------------------ ---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                       POLICY RISKS (continued)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON WITHDRAWALS                       The  free  withdrawal  amount  is  limited  to the  greater  of  Growth  or 10% of the
                                                 Premium.  A partial  withdrawal  is  limited  to a maximum of 90% of the Cash Value of the Policy  and it reduces  the  Required  Death  Benefit  payable  under the  Policy.
                                                 Additionally,  we  charge  any  applicable  contingent  deferred  sales  charge on the portion of any partial withdrawal that is not treated as a free withdrawal.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
SURRENDER CHARGES                                If you decide to surrender  the Policy after the right to cancel period and during the first nine Policy  Years,  we will deduct a  contingent  deferred  sales charge on any amount that is a withdrawal of Premium.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON MEDICALLY-RELATED WAIVERS         This  benefit is limited to amounts up to  $500,000  inclusive  of any life  insurance policy or annuity contract issued by American  Skandia,  with the same Insured,  Owner or Annuitant.  You must qualify based on confinement to a long-term care facility
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LAPSE                                            Your  Policy  can end if there is  insufficient  Cash Value to  support  the  Policy's charges.  If this  occurs,  we will  inform  you of  additional  payment  required  to continue the Policy.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LONG-TERM INVESTMENT                             This Policy is designed for long-term  financial  needs.  You should not purchase this
                                                 Policy  if you will  need  access to the Cash  Value in a short  period  of time.  You should  carefully  evaluate with your investment  professional  whether this Policy is appropriate  for your  specific  needs in light of your  financial  situation and your personal and financial goals.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX TREATMENT AS MODIFIED ENDOWMENT CONTRACT     We believe  this Policy  will be treated as a modified  endowment  contract  under the
                                                 Code.  This  means that  distributions  from the  Policy  while the  Insured is alive, including loans,  withdrawals and surrender, are deemed to come first from any gain in the  Policy.  Any gain is treated as  ordinary  income and may be subject to a 10% tax penalty if taken before your age 59 1/2.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
COMPANY SOLVENCY                                 All benefits and  guarantees,  including  the Death  Benefit,  depend on the continued
                                                 financial strength of American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------

                                                          SUMMARY OF COSTS

The  following  table  provides a summary of the costs you will incur if you  surrender  the Policy or transfer  Account Value among investment options.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           TRANSACTION COSTS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- --------------------------- ----------------------------------------------------------------------------
             COST                     WHEN DEDUCTED                                      AMOUNT DEDUCTED/
                                                                                        DESCRIPTION OF COST
------------------------------- --------------------------- ----------------------------------------------------------------------------
------------------------------- --------------------------- ----------------------------------------------------------------------------
Contingent Deferred Sales           Upon Surrender or
Charge*                                 Withdrawal                                             10.0%
                                  (Percentage of Premium
                                 deducted in Policy Years
                                      1 through 10)
------------------------------- --------------------------- ----------------------------------------------------------------------------
------------------------------- --------------------------- ----------------------------------------------------------------------------
Transfer Fee                     After the 20th transfer                                      $10.00
                                     each Policy Year
------------------------------- --------------------------- ----------------------------------------------------------------------------
------------------------------- --------------------------- ----------------------------------------------------------------------------
Loan Interest Rate               When a loan is taken on
                                        the Policy                                             6.0%
                                   (Deducted per year,
                                  compounded yearly, in
                                         arrears)
------------------------------- --------------------------- ----------------------------------------------------------------------------

*    The following are the contingent deferred sales charges (as a percentage of Premium) upon surrender or withdrawal.

--------- ------ ------ ----- ------ ------ ----- ------ ------ ------
 Yr. 1    Yr. 2  Yr. 3  Yr.   Yr. 5  Yr. 6  Yr.   Yr. 8  Yr. 9  Yr.
                         4                   7                   10
--------- ------ ------ ----- ------ ------ ----- ------ ------ ------
--------- ------ ------ ----- ------ ------ ----- ------ ------ ------
 10.0%    9.5%   9.0%   8.0%  7.0%   6.0%   5.0%  4.0%   3.0%   0.0%
--------- ------ ------ ----- ------ ------ ----- ------ ------ ------

The  following  table  provides a summary of the periodic  cost you will incur while you own the Policy,  excluding  the  underlying mutual fund Portfolio annual expenses.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                         PERIODIC POLICY COSTS
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
              COST                          WHEN DEDUCTED                                    AMOUNT DEDUCTED/
                                                                                            DESCRIPTION OF COST
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Sales Charge                        Monthly for the 1st 10 Policy                   0.25% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
Cost of Insurance1                             Monthly                     Minimum                Maximum         Representative2

                                     (Pro-rata from the variable
                                    and fixed investment options
                                    in which you maintain Account
                                               Value)
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
                                                                    $0.90 per $1,000 Net    $648.00 per $1,000      $14.26 per $1,000
                                                                     Amount at Risk per     Net Amount at Risk     Net Amount at Risk
                                                                         year for a         per year for a 98-       per year for a
                                                                         16-year-old          or 99-year-old           65-year old
                                                                      female/no tobacco           person3           female/no tobacco

                                                                                                                    $22.25 per $1,000
                                                                                                                   Net Amount at Risk
                                                                                                                     per year for a
                                                                                                                   65-year-old male/no
                                                                                                                         tobacco
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Mortality and Expense Risk                      Daily                                    Policy Years 1 through 15
                                                                                         -------------------------
Charge4                                                                       0.90% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Administration Fee                              Daily                         0.25% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Maintenance Fee                                Monthly                  $2.50 per month unless Account Value is $75,000 or greater
---------------------------------- -------------------------------- --------------------------------------------------------------------
1.       The charges shown above are based on guaranteed maximum cost of insurance rates,  which depend on Age, gender,  tobacco use and rate class.  They may not be  representative  of the charge that you will pay. You may request a personalized  illustration of the charge by calling us at 1-888-554-3348.
2.       The  representative  purchasers for Policies issued on a single life basis are a Male and Female, Age 65, who are in the no tobacco use class.
3.       The maximum charge applies to both females and males, Age 98 or 99, who are either in the no tobacco or tobacco use class.
4.       The mortality and expense risk charge in Policy Years 16+ is 0.25% per year of the value of each Sub-account.

Please refer to Appendix C of this Prospectus for a Summary of Costs of the AS Trophy Policy.

The  following  table  provides  the range  (minimum  and maximum) of the total  annual  expenses  for the  underlying  mutual funds
("Portfolios")  as of December 31, 2002.  Each figure is stated as a percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
            UNDERLYING PORTFOLIO                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.14% *                                       2.15%
---------------------------------------------- -------------------------------------------- --------------------------------------------

* The minimum total annual  portfolio  operating  expenses are those of a Portfolio  that may invest in mutual  funds,  which charge
their own operating   expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

The following table provides the actual  investment  management fees, other expenses,  12b-1 fees (if applicable),  the total annual expenses,  and any fee waivers and expense  reimbursements  for each Portfolio as of December 31, 2002, except as noted. Each figure is stated as a percentage of the  underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management  fee is being waived  and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or  other  expenses is being  waived  and/or  reimbursed.  The "Net Annual  Portfolio  Operating
Expenses"  reflect the combination of the Portfolio's  investment  management fee, other expenses and any 12b-1 fees, net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the Portfolio before it provides American Skandia with the daily net asset value.  Any footnotes  about expenses  appear after the list of all the  Portfolios.  The Portfolio  information was provided by the underlying mutual funds and has not been independently verified by us.

See the  prospectuses  or statements of additional  information of the Portfolios for further  details.  The current  prospectus and statement of additional information for Portfolios can be obtained by calling 1-800-752-6342.

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.88%          0.21%          0.12%         1.21%         0.00%        1.21%
  AST William Blair International Growth              1.00%          0.23%          0.10%         1.33%         0.10%        1.23%
  AST American Century International Growth           1.00%          0.25%          0.00%         1.25%         0.00%        1.25%
  AST DeAM International Equity                       1.00%          0.44%          0.00%         1.44%         0.15%        1.29%
  AST MFS Global Equity                               1.00%          0.41%          0.00%         1.41%         0.00%        1.41%
  AST PBHG Small-Cap Growth                           0.90%          0.22%          0.11%         1.23%         0.00%        1.23%
  AST DeAM Small-Cap Growth                           0.95%          0.20%          0.00%         1.15%         0.15%        1.00%
  AST Federated Aggressive Growth                     0.95%          0.43%          0.00%         1.38%         0.03%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.21%          0.11%         1.27%         0.00%        1.27%
  AST Gabelli Small-Cap Value                         0.90%          0.19%          0.01%         1.10%         0.00%        1.10%
  AST DeAM Small-Cap Value                            0.95%          0.53%          0.00%         1.48%         0.33%        1.15%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.07%         1.33%         0.10%        1.23%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.20%          0.06%         1.16%         0.00%        1.16%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.17%          0.09%         1.16%         0.00%        1.16%
  AST Alger All-Cap Growth                            0.95%          0.19%          0.15%         1.29%         0.00%        1.29%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.00%         1.19%         0.00%        1.19%
  AST T. Rowe Price Natural Resources                 0.90%          0.23%          0.03%         1.16%         0.00%        1.16%
  AST Alliance Growth                                 0.90%          0.20%          0.03%         1.13%         0.00%        1.13%
  AST MFS Growth                                      0.90%          0.18%          0.10%         1.18%         0.00%        1.18%
  AST Marsico Capital Growth                          0.90%          0.16%          0.04%         1.10%         0.01%        1.09%
  AST Goldman Sachs Concentrated Growth               0.90%          0.15%          0.04%         1.09%         0.06%        1.03%
  AST DeAM Large-Cap Growth                           0.85%          0.23%          0.00%         1.08%         0.10%        0.98%
  AST DeAM Large-Cap Value                            0.85%          0.24%          0.04%         1.13%         0.10%        1.03%
  AST Alliance/Bernstein Growth + Value               0.90%          0.23%          0.00%         1.13%         0.00%        1.13%
  AST Sanford Bernstein Core Value                    0.75%          0.25%          0.00%         1.00%         0.00%        1.00%
  AST Cohen & Steers Realty                           1.00%          0.23%          0.03%         1.26%         0.00%        1.26%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.08%         0.84%         0.00%        0.84%
  AST American Century Income & Growth                0.75%          0.23%          0.00%         0.98%         0.00%        0.98%
  AST Alliance Growth and Income                      0.75%          0.15%          0.08%         0.98%         0.02%        0.96%
  AST MFS Growth with Income                          0.90%          0.28%          0.01%         1.19%         0.00%        1.19%
  AST INVESCO Capital Income                          0.75%          0.17%          0.03%         0.95%         0.00%        0.95%
  AST DeAM Global Allocation                          0.10%          0.04%          0.00%         0.14%         0.00%        0.14%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%         0.00%        1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.26%          0.00%         1.11%         0.00%        1.11%
  AST T. Rowe Price Global Bond                       0.80%          0.26%          0.00%         1.06%         0.00%        1.06%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%         0.00%        0.94%
  AST Lord Abbett Bond-Debenture                      0.80%          0.24%          0.00%         1.04%         0.00%        1.04%
  AST DeAM Bond                                       0.85%          0.23%          0.00%         1.08%         0.15%        0.93%
  AST PIMCO Total Return Bond                         0.65%          0.15%          0.00%         0.80%         0.02%        0.78%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%         0.00%        0.83%
  AST Money Market                                    0.50%          0.13%          0.00%         0.63%         0.05%        0.58%
Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.43%          0.00%         1.68%        0.00%         1.68%

------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------
                                                   Management      Other           12b-1      Total Annual   Fee          Net
                                                      Fees          Expenses        Fees       Portfolio      Waivers     Annual
             UNDERLYING PORTFOLIO                                                              Operating        and       Portfolio
                                                                                                Expenses      Expense     Operating
                                                                                                            Reimburse-ment Expenses
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------
INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.37%          0.00%         1.12%         0.00%         1.12%
  Technology                                           0.75%         0.36%          0.00%         1.11%         0.00%         1.11%
  Health Sciences                                      0.75%         0.32%          0.00%         1.07%         0.00%         1.07%
  Financial Services                                   0.75%         0.34%          0.00%         1.09%         0.00%         1.09%
  Telecommunications                                   0.75%         0.47%          0.00%         1.22%         0.00%         1.22%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.31%          0.00%         1.18%         0.18%         1.00%
  Special Equity                                       0.92%         0.26%          0.00%         1.18%         0.15%         1.03%
  Omega                                                0.52%         0.18%          0.00%         0.70%         0.00%         0.70%

ProFund VP:
 Europe 30                                             0.75%         1.03%          0.25%         2.03%         0.05%         1.98%
  Bear                                                 0.75%         1.03%          0.25%         2.03%         0.05%         1.98%
  UltraBull 2                                          0.75%         1.12%          0.25%         2.12%         0.27%         1.85%
  OTC                                                  0.75%         1.03%          0.25%         2.03%         0.05%         1.98%
  UltraOTC                                             0.75%         1.08%          0.25%         2.08%         0.13%         1.95%
  UltraSmall-Cap                                       0.75%         1.15%          0.25%         2.15%         0.17%         1.98%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth                    0.85%          0.70%         0.25%         1.80%         0.16%         1.64%
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------

---------------------------------------------------------------------------------------------------------------------------------------
THESE PORTFOLIOS ARE ONLY AVAILABLE TO AS TROPHY POLICIES ISSUED BEFORE THE APPLICABLE  CLOSURE DATE DESCRIBED IN THE SECTION ENTITLED
"VARIABLE INVESTMENT OPTIONS."
---------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust:
  Nova                                                 0.75%         0.97%          0.00%         1.72%         0.00%         1.72%
  Ursa                                                 0.90%         0.89%          0.00%         1.79%         0.00%         1.79%
  OTC                                                  0.75%         0.99%          0.00%         1.74%         0.00%         1.74%
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2004. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed under the Distribution  Plan.  Although there are no maximum amounts  allowable,  actual  commission  amounts directed under the Distribution  Plan will vary and the amounts  directed during the last full fiscal year of the Plan's  operations may differ from the amounts listed in the above chart.
2        Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.

                                                    GLOSSARY OF IMPORTANT TERMS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value on any  Valuation  Day, of your  allocation to each  Sub-account  and any Fixed  Allocation,  plus any of their  earnings  and less any  losses,  distributions  and  charges,  plus the value of any  amounts in the Loan  Account,  plus any earnings and less any distributions and charges of the Loan Account,  all before assessment of any contingent  deferred sales charge or Debt.  Account Value is determined  separately for each  Sub-account  and each Fixed  Allocation,  as well as, for any amounts in the Loan Account, and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy.  Initially,  and for the first Policy Year,  it is the Insured's age as of the Insured's last birthday  which  occurred on or prior to the Policy Date. In each following  Policy Year, it is the Insured's age last birthday as of the preceding Policy Anniversary.  If there is more than one Insured, it is the age of the younger Insured.

APPLICATION is the form or combination of forms you must submit to apply for a Policy.  If there are two Insureds,  the  Application must be completed for both Insureds.

BENEFICIARY is the person(s) or entity(ies) you designate us to pay any Death Proceeds.

CASH VALUE is the Account Value,  on any Valuation Day, less any contingent  deferred sales charge that would apply upon  surrender, and any Debt.

CASH VALUE CREDITS are  additional  amounts we credit to your Account  Value.  We credit these amounts if your total Cash Value on a
Policy Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH BENEFIT is the amount  payable as a result of an Insured's  death before any reduction due to Debt and before  addition of any interest  due  pursuant to law. If there is a second  Insured,  the Death  Benefit is payable  upon the death of the last  surviving
Insured.

DEATH PROCEEDS equals the Death Benefit less any reduction for Debt and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

FACE AMOUNT is the Death Benefit as of the Policy Date.

FIXED ALLOCATION is an allocation of Account Value to our general account that we credit a fixed rate of interest.

GROWTH is a portion of the Account  Value.  It equals the current  Account  Value minus Premium  reduced by any partial  withdrawals treated as a withdrawal of Premium, minus any Debt.

GUARANTEED  MINIMUM DEATH BENEFIT is the minimum amount we guarantee to pay to your  Beneficiary as a result of the Insured's death, before any reduction for Debt, even if it is higher than the Required Death Benefit.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain the right to  specifically  agree in  advance  to accept  communication  regarding  a specific  matter by  telephone  or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the  person(s)  upon whose life  coverage is issued and as a result of whose death the Death  Proceeds  are  payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MONTHLY  PROCESSING  DAY/DATE is the  Valuation  Day each month when we deduct  charges from the Account  Value.  The first  Monthly
Processing  Date is the Policy Date.  After that, the Monthly  Processing  Dates generally occur on the same day of the month as the
Policy Date. If the Monthly  Processing  Date occurs on a day that is not a Valuation  Day, the Monthly  Processing  Date that month will be the next Valuation Day.

NET AMOUNT AT RISK is the difference  between the Death Benefit and the Account  Value.  The Net Amount at Risk is used to determine the guaranteed maximum charge if the monthly cost of insurance charge exceeds the guaranteed maximum charge.

NET SINGLE  PREMIUM is the amount that would be required,  according  to the Code and the  regulations  based on the Code,  to fund:
(a) the Policy's Required Death Benefit,  assuming the current Required Death Benefit would not change;  and (b) future benefits and charges  using  assumptions  about:  (i) growth of Account  Value so that it would equal the current  Required  Death Benefit on the
Policy  Anniversary  immediately  following the Insured  reaching Age 100; and (ii) charges,  as provided  pursuant to the Code. The
Net Single Premium depends on the attained age, gender (where  permitted),  tobacco usage class and risk class of each Insured.  The
Net Single  Premium  changes as each Insured ages.  The  applicable  Net Single  Premiums would change if required under the Code or regulations based on the Code.

OFFICE is our administrative office: American Skandia - Variable Life Insurance, P.O. Box 7040, Bridgeport, Connecticut 06601-7040.

OWNER is  either an entity or  person  who may  exercise  the  ownership  rights  provided  by a Policy.  If we issue a  certificate representing  interests in a group life insurance policy, the rights,  benefits, and requirements of, and the events relating to, an
Owner,  as described in this  Prospectus,  will be your rights as  participant  in such group policy.  Unless later  changed,  Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is an underlying mutual fund or a portfolio of an underlying mutual fund.

PREMIUM is the cash  consideration  you give to us for the rights,  privileges  and benefits  provided by a Policy  according to its terms.  This  includes  Premium paid as of the Issue Date,  as shown in the Policy,  and any  additional  consideration  we agree to accept.  Acceptance must occur before completion of the underwriting for the Policy or upon reinstatement of the Policy.

REQUIRED  DEATH BENEFIT is not less than the minimum amount due as a result of the Insured's  death pursuant to the applicable  test we apply in accordance  with the Code,  prior to any reduction for Debt.  However,  the factors used to determine the Required Death
Benefit may be higher than required  under the Code  depending on the age,  gender (where  permitted),  tobacco usage and risk class and the applicable Policy Year, resulting in the Required Death Benefit being greater than the minimum required under the Code.

SEPARATE  ACCOUNT is the separate  account to which we allocate  assets in relation to our  obligations  for  benefits  based on the variable investment options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account
F) is the separate account utilized for the Policy.

SUB-ACCOUNT is a division of the Separate Account that invests in a Portfolio.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for calculating:  (a) the number of Units allocated to a Sub-account;  and (b) the value of transactions  into or out of a Sub-account  or benefits  based on Account Value in a  Sub-account.  Each  Sub-account  has its own Unit Price,  which will vary each Valuation Period.

VALUATION  DAY/DATE is every day the New York Stock  Exchange is open for trading or any other day that the  Securities and Exchange
Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"We," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                                                    DESCRIPTION OF THE OFFERING

This Policy is  described  using a  "question  and answer"  format that  assumes  you,  the  prospective  purchaser,  are asking the questions.

PURCHASING A POLICY

Who  should  buy this  Policy?  Life  insurance  can be  bought  to meet a  number  of needs of  individuals  or  entities,  such as corporations  or trusts.  Different  types of life  insurance are designed to address  certain  needs more than others.  This Policy may be appropriate  for a number of persons or entities,  but it may be especially  useful for persons  addressing a range of estate planning needs.  Because of estate taxes,  purchasers may want to consider  placing this type of coverage in a trust or transferring ownership of the Policy in an effort to remove the asset from their  estate.  This Policy may also be useful for persons  seeking to make a sizable donation to a charity or eligible non-profit  organization,  where the charity is named both Owner and Beneficiary of the Policy,  and the donor is named as the Insured.  You should carefully  evaluate with your investment  professional  whether this
Policy is right for your specific  needs in light of your entire  situation and your personal and financial  goals.  In  particular, you should  evaluate the  advantages  and  disadvantages  of replacing  any existing  life  insurance or annuity  coverage with this
Policy.  If you are seeking  specific tax  consequences,  you should consult with a competent tax advisor as to whether and how your goals may best be achieved.

How do I buy a Policy?  We have  established  certain  underwriting  standards to determine the  insurability of Policy  applicants.
We require you to submit an Application  to provide  information  that enables us to determine if these  standards have been met. We may require  additional  information,  including,  but not limited to, some of the proposed  Insured's  medical records and may also require the proposed  Insured to take certain medical tests. We evaluate all of this  information to determine  whether we can issue a Policy.  When we evaluate whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco usage class and/or must be placed in a  substandard  risk class.  If the  proposed  Insured  meets our  standards  and we have  received a
Premium,  we will issue a Policy.  When issued,  your Policy will  indicate if the Insured is in the tobacco usage class and whether the Insured was placed in a  substandard  risk class in order to issue the Policy.  If our  standards  are not met and we received a
Premium, we will return an amount equal to the Premium to you.  No interest will be paid on Premium during the underwriting period.

Age Restrictions: The Insured must be at least Age 16 on the Policy Date, and cannot be older than Age 90 on the Policy Date.

Tobacco Usage Class:  The Insured's  tobacco usage class is a factor used to determine the cost of insurance  charge.  The Insured's tobacco  usage class is also used to determine  the Net Single  Premium  Factor used to  calculate  the Face Amount and the Required
Death  Benefit  under  the  Policy.  If the  Insured  was  included  in the  tobacco  usage  class on the  Policy's  Issue  Date and subsequently ceases to be a tobacco user after the first Policy Year, the Insured may apply for a change in status.

Substandard  Risk Class: If the Insured is placed in a substandard  risk class,  the Net Single Premium Factor used to determine the
Face Amount and the Required  Death  Benefit  under the Policy will be different  than for an Insured in the  preferred  risk class.
For  Insureds in a  substandard  risk class,  the change in the Net Single  Premium  Factors will  generally  result in a lower Face
Amount and Required  Death  Benefit as compared to an Insured in the preferred  risk class.  NOTE:  Where  allowed by law,  Policies issued to Insured(s) in a substandard  risk class may not be eligible for certain  benefits under the Policy.  Currently,  we do not offer the medically-related waiver provision or accelerated death benefit to Insureds in a substandard risk class.

To the extent  permitted by law, we reserve the right to apply  differing  standards of insurability to persons who may be part of a group or who may qualify,  for some other reason,  as part of a different class.  Such classes may include,  but are not limited to, persons  seeking a Policy who are applying all or a portion of proceeds  from an  insurance  or annuity  contract,  or proceeds of a redemption  from  another  financial  product,  such as mutual  funds.  One of the criteria we may apply in such a situation is that such differing  standards of insurability  apply only after maintaining funds in such policy,  contract,  or financial product for a specified period of time.

Do I have  coverage  while my  Application  is  being  reviewed?  We may  issue  you a  temporary  insurance  agreement  during  the
"underwriting  period."  The  "underwriting  period" is the  period  between  the time you first  apply for a Policy and the time we either issue the Policy or decide not to issue one.  A temporary insurance agreement may be issued only if:

|X|      the Application is completed in full;
|X|      the Insured answers "no" to certain  questions on the  Application  (these are questions we use as indicators of whether we will issue temporary insurance);
|X|      the Insured is age 80 or younger; and
|X|      a Premium is submitted with the Application.

If we issue a temporary  insurance  agreement and the Insured (both Insureds if there are two Insureds) dies during the underwriting period, the temporary  insurance benefit will be payable if all the conditions of the temporary  insurance  agreement are satisfied.
The  underwriting  period  generally  will not  exceed 90 days.  If the  Insured(s)  die(s)  during the  underwriting  period and no temporary insurance agreement was in effect, no benefit is payable.

We will return any Premium  submitted  with the  Application  if we cannot  complete  underwriting  within 90 days from the date the
Application  is signed.  If you notify us promptly,  we will continue the  underwriting  process and notify you if and when you meet our standards for issuing a Policy, at which time you may once again send us a Premium.

Temporary  insurance  ends 90 days after the  Application  is signed,  even if the  underwriting  period exceeds 90 days. In certain jurisdictions, the underwriting period and the temporary insurance benefit is limited to 45 days.

What is the temporary  insurance  benefit?  If the Insured (both Insureds if there are two Insureds) dies while temporary  insurance is in effect,  we pay the  Beneficiary the lesser of the Face Amount that would be in effect on the Policy Date if a Policy had been issued or $250,000.  This $250,000  maximum  applies to all temporary  insurance then in effect with us.  Premium  amounts in excess of this benefit are returned to you, without interest or earnings.

When do I make a Premium  payment?  The  Policy is  intended  to be funded by a single  Premium  payment.  The  minimum  Premium  we generally  accept is $10,000.  We may accept less under certain  circumstances.  The maximum we accept without prior approval by our home  office  is  $500,000.  We will  permit  additional  Premium  to  prevent  the  Policy  from  lapsing  (See  "What is Lapse and
Reinstatement  of the  Policy?"  for more  details).  The amount of your Premium will affect your Face Amount (See "What is the Face
Amount?")

You may submit  Premium with your  Application  if: (a) the Insured is not over age 80; and (b) the Insured  meets  certain  medical underwriting  criteria.  If any portion of the Premium is to be received as part of a replacement of a life insurance,  endowment or annuity policy then we must receive all our  requirements  for such  replacement In Writing at our Office and any Premium amounts in addition  to the  proceeds  of the  replacement  for all  such  replacements  as of the same  date.  Replacements  include  tax-free exchanges  subject to our  acceptance.  We will  immediately  return any Premium that should not have been submitted  based on these criteria.  If we would not accept Premium with the  Application or you chose not to submit a Premium with the  Application,  we will notify you if and when we have accepted the  Application  and agreed,  subject to submission of the Premium,  to issue a Policy.  We will not issue a Policy until we receive  Premium at our Office.  We will not accept any Premium we were not informed of at the time you submitted the Application to us.

Premium must be submitted by check drawn on a U.S. bank, in U.S.  dollars,  and made payable to American  Skandia.  Premium may also be submitted via direct  transfer of funds.  We may reject any Premium if it is received in an  unacceptable  form.  Our  acceptance of a check is subject to our ability to collect funds.

You may choose to use our funds  transfer  authorization  procedures as part of buying a Policy.  If you elect this  procedure,  you authorize us to redeem funds from one or more  financial  institutions  with which you currently  maintain funds and use those funds to pay  Premium.  You  must do so In  Writing  using a form  that  authorizes  us to  obtain  such  funds  only if and  when we have determined that the Application  meets our standards for issuing a Policy.  If you use this procedure,  you must provide us with all such  authorizations  simultaneously.  If you wish to also pay any additional  amounts,  we must receive such Premium amounts at the same time we receive such authorizations.

The  standards we apply in reviewing  the  Application  may depend on factors such as the proposed  Insured's  age and the amount of
Premium to be applied to the Policy.  In certain cases, we may apply  simplified  standards.  However,  the Premium amount you state in the Application  may be an estimate if you are planning:  (a) to replace a life  insurance,  endowment or annuity policy;  (b) to exchange a life insurance or endowment  policy;  or (c) to use our funds transfer  authorization  procedures.  If we used simplified standards  based on a Premium  estimate  but the actual  amounts  we  receive  to be  applied as Premium  exceed the limits for such standards,  we reserve the right, to the extent  permitted by law, to not issue a Policy and return such amounts directly to you or, on your behalf,  to the financial  institution from which the funds were obtained.  We cannot guarantee such institution will accept the return of such amounts.

How and when is my Premium  invested?  We invest the Premium on the Issue Date.  You can request that we allocate the Premium  using one or more variable  investment  options and/or a Fixed  Allocation.  However,  we initially invest the portion of the Premium that you indicate to us that you want invested in variable  investment options in the AST Money Market  Sub-account,  unless you submit a
"return  waiver" In Writing before the Issue Date,  where  permitted by law. A return waiver is an election by you to invest as soon as  possible in the  variable  investment  options of your  choice.  If you submit a "return  waiver" and then decide to return your
Policy during the right to cancel period,  you may receive less than your Premium.  Generally,  we transfer the Account Value in the
AST Money Market  Sub-account  to the variable  investment  options you request as of the Valuation  Date which is on or immediately after the 15th day after  the date we issue a  Policy.  However,  we will  make the  transfer  as of a later  date if your  right to cancel period is longer than 10 days to meet state law requirements.

What  happens if I change my mind about buying a Policy?  After the Policy is issued,  you have a  "free-look"  or "right to cancel"
period  during  which you can  change  your mind and  decide  that you do not want the  Policy,  which you may return to us within a certain  period of time.  The right to cancel  period is never less than 10 days from the date you receive  your  Policy.  It may be longer  depending on the applicable  state law and the  circumstances  of your purchase.  If you return your Policy to us within the right to cancel  period,  we generally  will return the greater of the Premium paid or your Account Value plus any charges  deducted from your  Account  Value.  However,  if you have  submitted a "return  waiver," we will  return  only your  Account  Value plus any charges deducted from your Account Value.  This may be more or less than the Premium paid.

Do I have any other rights if I buy a Policy?  There are certain other  ownership  rights you may exercise  under a Policy.  You may name one or more  Beneficiaries.  We assume all  designations,  other than the Insured,  are revocable unless you tell us otherwise.
You may make  that  designation  "irrevocable,"  which  means it cannot be  changed.  If you do not  designate  the  Beneficiary  as irrevocable,  you retain the right to change the Beneficiary  before the Insured dies.  However,  all Beneficiary  designations  are subject to our acceptance,  to the extent permitted by law. You also may transfer,  pledge or assign your Policy,  which may trigger a currently  taxable event.  You should only transfer,  pledge or assign your Policy after  consulting with a competent tax advisor.
You may exercise  voting  rights in relation to the  applicable  Portfolios.  Some of these  rights may be limited  depending on the usage of your Policy,  especially if we permit it to be held in connection with certain  retirement plans designed to be "qualified"
plans under the Code.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved to Owners are then held as joint tenants with rights of survivorship  unless you provide  alternative  instructions.  Naming someone to be the Owner other than the payor of the Premium may have gift,  estate or other tax  implications.  We assume the Beneficiary is you or your estate unless you tell us otherwise.  You may name more than one primary and more than one contingent Beneficiary.

You  should  consult  with a  competent  tax  advisor  on the  income  tax,  estate  and  inheritance  tax  implications  of various designations.  You should also consult with a competent  legal advisor as to the  implications  of certain  designations in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.

What is Lapse and Reinstatement of the Policy?

Lapse:  A Policy  may lapse if there is  insufficient  Cash  Value to deduct  Policy  charges.  We will  inform you if, on a Monthly
-----
Processing Date, your Cash Value is equal to or is less than zero.

If the Cash Value is zero or less,  we will send you a notice  giving you a 61-day  "grace  period" to send us an amount if you wish to  reestablish  any Cash Value.  The 61-day  grace  period  begins on the Monthly  Processing  Date when the Policy  charges can no longer be deducted from the Cash Value.

If the Policy has no Debt,  no payment is  required.  The Policy  remains in force with the Death  Benefit  equal to the  Guaranteed
Minimum Death Benefit as of the beginning of the grace period.

If there is Debt,  the requested  payment must be made to continue the Policy.  The payment will first be applied to reduce the Debt and then will be applied to the Account Value.  If the required  payment is not received by the end of the grace period,  the Policy will terminate without value.

Death During the Grace Period:  We deduct the unpaid  charges from the Death Benefit when  calculating  the Death  Proceeds,  if the
-----------------------------
Insured dies during a grace period.

Reinstatement:  You may apply for  reinstatement  of the Policy if it lapses.  We must  receive your  application  In Writing at our
-------------
Office within five years of the date the lapse  occurred as measured from the end of the grace  period.  We may require  evidence of insurability  satisfactory  to us.  In order to  reinstate  your  Policy,  you also  must pay us a  required  reinstatement  amount, including any applicable charges.

DEATH BENEFIT

What is the Death  Benefit?  The Death  Benefit is the  higher of the  Required  Death  Benefit  and the  Guaranteed  Minimum  Death
Benefit, each as of the date we receive all our requirements for paying a death claim.

How is the Death  Benefit  determined?  The benefits due as a result of the  Insured's  death are the Death  Proceeds.  If there are two Insureds,  the benefits become due as a result of the death of the last surviving  Insured.  The Death Proceeds are based on the
Death Benefit as of the date we receive all our  requirements  for paying a death claim and are  satisfied  that the death claim can be paid. These  requirements  include,  but are not limited to, receipt of a valid death certificate and information we need to make payments to all  Beneficiaries.  We determine the Death Proceeds by first  subtracting any Debt from the Death Benefit.  We then add any interest amount required by law.

What is the Required  Death  Benefit?  The Required  Death  Benefit is not less than the minimum  amount  payable upon the Insured's death,  before  reduction for any Debt, for the Policy to qualify as life insurance  under the Code. We determine the Required Death
Benefit by multiplying  the Account Value by factors that are  determined as of the Policy Date.  These factors vary by the attained
Age,  gender (where  permitted),  tobacco usage and risk class of each Insured and the  applicable  Policy Year.  The factors we use to determine the Required  Death Benefit may be higher than required  under the Code,  resulting in the Required Death Benefit being greater than the minimum  required  under the Code.  Different  factors  apply for Policies  issued with two Insureds than for those issued with one Insured.  Please see Appendix A in the  Statement of  Additional  Information  for examples of how we determine  the
Required Death Benefit.

What is the  Guaranteed  Minimum Death Benefit?  We use the Guaranteed  Minimum Death Benefit to determine the Death Proceeds if the
Guaranteed  Minimum Death Benefit as noted above is higher than the Required  Death Benefit.  The  Guaranteed  Minimum Death Benefit
is the minimum amount payable upon the Insured's death, before reduction for any Debt.

|X|      On the Policy Date: the Guaranteed Minimum Death Benefit equals the Premium.
         ------------------

|X|      After the Policy Date and until the first Policy  Anniversary:  the  Guaranteed  Minimum  Death Benefit is the Premium less
         -------------------------------------------------------------
              every "reduction due to a withdrawal," which is defined below.

|X|      After the first Policy  Anniversary  but before the "target date":  the  Guaranteed  Minimum Death Benefit is the higher of
         -----------------------------------------------------------------
              the Premium less every  "reduction  due to a withdrawal"  and the highest  "Anniversary  Value."  "Target date" is the
              Policy  Anniversary  when the Insured is Age 75.  "Anniversary  Value" is the Account Value on any Policy  Anniversary
              less every reduction due to a withdrawal since that Policy Anniversary.

|X|      On or after the "target  date":  the  Guaranteed  Minimum Death Benefit is the higher of the Premium less every  "reduction
         ------------------------------
              due to a  withdrawal"  and the highest  Anniversary  Value,  as defined  above,  as of the  "target  date," less every
              "reduction due to a withdrawal" after the "target date."
|X|      Insured is Age 75 or older on the Policy Date:  the Guaranteed  Minimum Death Benefit is the Premium less every  "reduction
         ---------------------------------------------
              due to a withdrawal."
|X|      Policy is issued for two (2) Insureds:  the  Guaranteed  Minimum Death Benefit is based on the age of the younger  Insured,
         -------------------------------------
              or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.

A "reduction  due to a  withdrawal"  is a  proportional  reduction.  It equals the ratio by which the Account  Value is reduced by a partial  withdrawal or a payment under the  Accelerated  Death Benefit  provision,  described below in the section of the same name, multiplied by the  Guaranteed  Minimum Death Benefit as of the effective  date of such partial  withdrawal or payment.  For example, if the Guaranteed  Minimum Death Benefit before a partial  withdrawal is $100,000 and the Account Value is $120,000,  the Guaranteed
Minimum Death Benefit after a $60,000  partial  withdrawal (a 50% reduction in the Account  Value) would be $50,000 (a 50% reduction in the Guaranteed Minimum Death Benefit).

What is the Face Amount?  The Face Amount is the  Required  Death  Benefit  only on the Policy  Date.  If you are seeking a specific
Face Amount,  the Premium will depend on the Insured's age, tobacco usage class,  risk class and gender,  where  permitted.  We will determine the Face Amount using the Premium as the Net Single  Premium for the Insured's  age,  tobacco usage class,  risk class and gender, where permitted.

How are Death  Proceeds paid and to whom are they paid? We pay the Death  Proceeds as a lump sum or in accordance  with the terms of whatever  settlement options we then make available to Beneficiaries.  Generally,  Beneficiaries can choose a lump sum or one of the settlement  options we make  available.  However,  you may choose the method of payment for your  Beneficiaries  if you notify us In
Writing before the Insured's death as to how you want the Death Proceeds paid.

ACCELERATED DEATH BENEFIT

What is an  accelerated  death  benefit?  An  accelerated  death  benefit  is  pre-payment  to the Owner of a  portion  of the Death
Proceeds.  The maximum we will pay,  before any  reductions,  is 50% of the Required  Death Benefit or $250,000,  whichever is less.
The actual amount to be paid is reduced by a 12-month  interest rate discount  (currently  6.0%) and a pro-rata portion of any Debt.
We reserve the right to change the interest rate discount percentage.

How do I qualify for an  Accelerated  Death  Benefit?  We will only make such a payment  once,  where  allowed by law,  based on the
Owner's  request.  The Insured may not request such a payment  unless the Insured is also the Owner.  We only make the payment if we
-------
receive all our  requirements.  Our  requirements  include,  but are not limited to,  satisfactory  proof to us In Writing  that the
Insured (the last surviving  Insured if there are two Insureds)  became  terminally ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that  occurred  after the Issue Date. To the extent  permitted by law, we will change our  procedures  in relation to this benefit or the  definition  of terminally  ill or any other  applicable  term in order to maintain the tax-free status of any amounts paid out under this provision.  NOTE: Where allowed by law,  Policies issued to an Insured(s) in a substandard risk class may not be eligible for an accelerated death benefit.

What happens to the remaining  benefits if American  Skandia makes such a payment?  Any such payment reduces the Account Value,  the
Premium,  and the  Guaranteed  Minimum Death Benefit in the same ratio as the Required  Death Benefit is reduced as of the Valuation
Period  such a payment is made.  You  should  consult a tax  advisor on the tax  consequences  of such a  payment.  Please  refer to
Appendix A for a hypothetical illustration of the accelerated death benefit provision.

COSTS

What kinds of charges are there for this Policy?  The Policy has three (3) different  categories of charges:  (1) transaction costs, which are charges we assess if you  surrender  or withdraw  any amount from your  Policy or when you  transfer  Account  Value among investment  options;  (2) periodic Policy costs,  which are charges we deduct on a daily,  monthly or annual basis while you own the
Policy, excluding the Portfolio annual expenses; and (3) Portfolio costs, which are charges deducted annually by each Portfolio.

How are charges deducted?  The transaction  costs upon surrender or withdrawal are assessed against the investment  options pro-rata in the same  ratio as  Account  Value is being  withdrawn  from  such  investment  options.  Transaction  costs  upon  transfer  (if applicable) are deducted from amounts transferred pro-rata in the same ratio as Account Value being transferred.

The periodic  Policy costs include (1) charges that we deduct daily against assets  maintained in the Separate  Account,  which only apply to the Account Value you allocate to the variable  investment  options;  (2) charges we deduct monthly from the Account Value, which are due in all Policy Years until Age 100; and (3) charges  that we deduct  monthly from the Account  Value only for the first ten Policy Years.

Charges  deducted  from  Account  Value are  deducted  from your  investment  options  pro-rata  based on the Account  Value in each investment  option.  If you maintain Account Value in more than one Fixed  Allocation in a Policy Year, any applicable  charges will be deducted on a "last-in,  first-out" basis,  starting with the last Fixed Allocation that was made prior to the Monthly Processing
Date the deduction is made.

The Portfolio  costs are a percentage of the  Portfolio's  daily net assets,  which are deducted daily by each  Portfolio  before it provides American Skandia with the net asset value as of the close of business each day.

What are the  transaction  costs and when are they  deducted?  We assess two types of transaction  costs - the  contingent  deferred sales charge and the transfer fee - only under certain circumstances.

Contingent  deferred  sales  charge:  The  contingent  deferred  sales charge is a percentage of the Premium  being  surrendered  or
-----------------------------------
withdrawn that is deducted during the first nine (9) Policy Years (See "Partial  Withdrawals  and Surrender" for more details).  The contingent  deferred  sales charge  applies to  withdrawals of Premium,  not  withdrawals  of Growth,  as defined by our rules.  The contingent  deferred  sales  charge  reimburses  us for  expenses  related  to  sales  and  distribution  of the  Policy,  including commissions,  marketing  materials  and other  promotional  expenses.  It may be assessed at the time of any partial  withdrawal  or surrender,  unless the Policy  qualifies  for a  medically-related  waiver of these  charges,  as  discussed  in the section of this
Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
               Policy Year              1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
               Percentage (%)        10.0%     9.5%     9.0%     8.0%      7.0%     6.0%     5.0%     4.0%     3.0%       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

Exception to contingent  deferred sales charge & sales charge:  From time to time, and to the extent permitted by law, we may reduce
-------------------------------------------------------------
the amount of the sales  charge (See "What are periodic  Policy  costs and when are they  deducted?")  and the  contingent  deferred sales  charge,  the period  during which such charges  apply,  or both,  when Policies are sold to persons or groups of persons in a manner  that  reduces  sales  expenses.  We would  consider  such  factors  as:  (a) the size and type of group;  (b) the  amount of
Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

No sales charge or contingent  deferred  sales charge is imposed  when, as of the Policy Date,  the Owner or the Insured of a Policy
issued pursuant to this Prospectus is a member of a designated  class,  including:  (a) any parent company,  affiliate or subsidiary of ours;  (b) an  officer,  director,  employee,  retiree,  sales  representative,  or in the case of an  affiliated  broker-dealer, registered  representative  of such  company;  (c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director, officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing, legal and/or administrative services  to an  underlying  mutual  fund  or  any  affiliate  of  such  firm;  (e) a  director,  officer,  employee  or  registered representative  of a  broker-dealer  or insurance  agency that has a then current  selling  agreement  with us and/or with  American
Skandia Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized  representative of any firm providing us or our affiliates with regular legal, actuarial, auditing,  underwriting,  claims,  administrative,  computer support, marketing, office or other  services;  (g) the then  current  spouse of any such person  noted in (b)  through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i) the  child(ren)  or other legal  dependent  under the age of 21 of any such person noted in (b)
through (h); and (j) the siblings of any such persons noted in (b) through (h) above.

You must  notify us at the time you  apply for the  Policy if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the  designated  class.  Failure to inform us that you qualify as a member of the designated  class may result in your Policy being subject to the contingent  deferred sales charge and sales charge as described above.

Transfer  fee: We charge a $10.00  transfer fee for every  transfer  after the 20th in each Policy  Year.  This  includes  transfers
-------------
into a Fixed Allocation and any transfers from a Fixed Allocation  unless the transfer occurs on a Policy  Anniversary.  It does not include  transfers made as part of any dollar cost averaging  program we offer.  For this purpose,  all transfers  occurring  during the same  Valuation  Period are  considered  one  transfer.  We assess the  transfer  fee at the time any  transfer  is made that is subject to the fee.

What are the periodic  Policy costs and when are they  deducted?  We assess five types of periodic  Policy costs,  which include the sales charge, the cost of insurance charge,  the mortality and expense risk charge,  the administration  charge, and the maintenance fee.

Sales charge:  We deduct the sales charge during the first ten (10) Policy Years,  each Monthly  Processing  Day,  pro-rata from the
------------
variable and fixed  investment  options in which the Account  Value is  maintained.  It is a percentage of your Account Value and is the  equivalent  of 0.25% per year.  We deduct this charge from your  Account  Value on each  Monthly  Processing  Day.  This charge compensates American Skandia for expenses related to sales and distribution of the Policy,  including  underwriting and Policy issue costs, commissions, marketing materials and other promotional expenses.

There are certain  circumstances  which may result in  reduction  or  elimination  of the sales  charge.  These are exactly the same circumstances  that may result in reduction or elimination of the contingent  deferred sales charge,  as described above in response to the question "What are transaction costs and when are they deducted?"

Cost of insurance  charge:  We deduct the cost of insurance  charge from your Account  Value,  in advance,  each Monthly  Processing
-------------------------
Day,  pro-rata from the variable and fixed  investment  options in which you maintain  Account Value.  The charge is a percentage of your then current Account Value.  The cost of insurance charge is intended to compensate  American  Skandia for providing  insurance protection  under the Policy.  The cost of insurance  charge is not a constant  dollar  amount,  in part because it is deducted as a percentage  of your Account  Value.  The  percentage  of your Account Value that we charge  differs  depending on four factors:  (1)
whether we issue the Policy on the life of one Insured or two  Insured's;  (2) the Age(s) of the  Insured(s)  as of the Policy Date;
(3) the gender of the Insured(s),  where permitted;  and (4) the tobacco usage class(es) of the Insured(s).  We reserve the right to also have the  percentage  decrease  based on the size of the  Premium.  We do not  deduct a charge for cost of  insurance  once the
Insured reaches Age 100.

The actual charge is a monthly  charge.  The  breakdown of the annual cost of insurance  charge we deduct from your Account Value is shown below for a Policy  issued for one  Insured.  The  charges may change if we are  required by law to charge the same amount for males and females.  For purposes of this and the succeeding table, "Age" is as of the Policy Date.

                     ------------------------------ -----------------------------------------------------------
                              Risk Class                              Cost of Insurance Rate
                                                                (annual charge - deducted monthly)
                     ------------------------------ -----------------------------------------------------------
                     ------------------------------ ----------------------------- -----------------------------
                                                         Issue Ages 16 - 70             Issue Age 71 -90
                     ------------------------------ ----------------------------- -----------------------------
                     ------------------------------ ----------------------------- -----------------------------
                     Male / No Tobacco                         0.65%                         1.10%
                     ------------------------------ ----------------------------- -----------------------------
                     ------------------------------ ----------------------------- -----------------------------
                     Male /Tobacco                             1.10%                         2.50%
                     ------------------------------ ----------------------------- -----------------------------
                     ------------------------------ ----------------------------- -----------------------------
                     Female / No Tobacco                        .50%                          .60%
                     ------------------------------ ----------------------------- -----------------------------
                     ------------------------------ ----------------------------- -----------------------------
                     Female -/Tobacco                           .80%                         1.15%
                     ------------------------------ ----------------------------- -----------------------------

If the Policy is issued for two  Insureds,  the yearly  percentages  of the Account  Value we deduct for the cost of insurance  will depend on the tobacco  usage classes of the Insureds.  The following are examples of applicable  charges as of the Policy Date.  The charges will be different if we are required by law to charge the same amount for males and females.

                     -------------------------------------------- ---------------------------------------------
                                     Risk Class                              Cost of Insurance Rate
                                                                       (annual charge - deducted monthly)
                     -------------------------------------------- ---------------------------------------------
                     -------------------------------------------- ---------------------------------------------
                     Male No Tobacco/Female No Tobacco                                .40%
                     -------------------------------------------- ---------------------------------------------
                     -------------------------------------------- ---------------------------------------------
                     Male No Tobacco/Female Tobacco                                   .50%
                     -------------------------------------------- ---------------------------------------------
                     -------------------------------------------- ---------------------------------------------
                     Male Tobacco/Female No Tobacco                                   .50%
                     -------------------------------------------- ---------------------------------------------
                     -------------------------------------------- ---------------------------------------------
                     Male Tobacco/Female Tobacco                                      .80%
                     -------------------------------------------- ---------------------------------------------

We reserve the right, subject to any required regulatory approvals,  to change the current cost of insurance charge,  subject to the maximum  cost of  insurance  charge  described  below.  Any change in the cost of  insurance  charge will be based on changes in our future  expectations  of  mortality,  expenses,  persistency,  investment  earnings and any taxes.  Changes in the cost of insurance charge will not be made because of a deterioration  in an Insured's  health,  nor will they be made to recoup any prior losses.  The changes  will be  determined  only  prospectively  and will comply with the  procedures  and  standards  on file with the  insurance department for the jurisdiction where the Policy is delivered.

We monitor the cost of insurance charge so that it never exceeds a guaranteed  maximum charge.  We determine the guaranteed  maximum charge as if we were charging you an increasing  amount based on the Insured's  attained Age and were  assessing  that charge on the
Net Amount at Risk,  which is the  difference  between the Death  Benefit and the Account  Value.  If the cost of  insurance  charge described  above would  exceed the  guaranteed  maximum  charge on any Monthly  Processing  Day, we will only charge the  guaranteed maximum charge.

The  guaranteed  maximum cost of insurance  charge  depends on the tobacco  usage class and risk class of the  Insured(s).  Also, if required by law,  unisex  charges  will  apply.  We base the  guaranteed  maximum  charges on the sex  distinct  1980  Commissioners
Standard Ordinary Ultimate Mortality Table, age last birthday unless unisex rates apply.

Mortality and expense risk charge:  We assess a mortality and expense risk charge  against the assets in the Separate  Account.  The
---------------------------------
mortality  and  expense  risk  charge is equal to 0.90% per year for Policy  Years 1 through  15 and 0.25% for  Policy  Years 16 and thereafter.  We assess this charge each Valuation Period against the daily value of each Sub-account.

The  mortality  and expense risk charge is assessed for  mortality  risk and expense  risk.  The  mortality  risk  American  Skandia assumes is that the  Policy's  cost of  insurance  charge will be  insufficient  to pay claims and that the insured will not live as long as expected.  The expense risk we assume is that the expenses  incurred in issuing,  distributing and  administering the Policy will exceed the administration charge.

In summary,  the charges cover the risk that our assumptions  about the mortality risks and expenses under this Policy are incorrect and that we have agreed not to increase these charges over time despite our actual costs.

Administration  charge:  We  assess an  administration  charge  for costs  associated  with  operating  the  Separate  Account.  The
----------------------
administration  charge is equal to 0.25% per year.  The 0.25% charge for  administrative  expenses does not decrease  after the 15th
Policy Year. We assess this charge each Valuation  Period against the daily value of each  Sub-account.  The  administration  charge covers  administrative  costs  associated  with providing the Policy  benefits,  including  preparation of the policy,  confirmation statements,  annual account statements and annual reports,  legal and accounting fees, as well as, various related expenses.  We may increase the administration charge; however, any increase will only apply to Policies issued after the date of the increase.

American  Skandia may make a profit on the  mortality  and  expense  risk charge and the  administration  charge if, over time,  the actual  cost of  providing  the  guaranteed  insurance  obligations  under the  Policy  are less than the  amount we deduct  for the mortality and expense risk charge and the  administration  charge.  To the extent that we make a profit on the mortality and expense risk charge and the  administration  charge,  such profit may be used for any other corporate  purpose,  including  payment of other expenses that American Skandia incurs in promoting,  distributing,  issuing and  administering  the Policy.  We reserve the right to assess the Separate Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

Maintenance  Fee: We assess a  maintenance  fee equal to $2.50 per month.  We take the charge  from your  Account  Value  monthly in
----------------
advance.  However,  we will waive the  maintenance  fee on any Monthly  Processing  Day if your Account Value is $75,000 or greater.
This fee compensates American Skandia for expenses related to the maintenance of the Policy.

What are the  Portfolio  annual costs and when are they  deducted?  We do not assess any charges  directly  against the  Portfolios.
However,  each  Portfolio  charges a total  annual fee  comprised  of an  investment  management  fee,  operating  expenses  and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each Portfolio  before it provides  American
Skandia  with the net asset value as of the close of business  each day.  More  detailed  information  about fees and charges can be found in the prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Portfolios".

VARIABLE INVESTMENT OPTIONS

What are the  investment  objectives  and  policies  of the  variable  investment  options?  Each  variable  investment  option is a
Sub-account  of American  Skandia Life  Assurance  Corporation  Variable  Account F. Each  Sub-account  invests  exclusively  in one
Portfolio.  You should  carefully read the prospectus for any Portfolio in which you are interested.  The following chart classifies each of the  Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also provides a short summary  description of each Portfolio's  investment  objective (in italics) and a summary description of their key policies to assist you in  determining  which  Portfolios  may be of interest to you.  There is no guarantee that any Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those portfolios whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as  Sub-accounts  under the Policy are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-752-6342.

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Policy Owners and/or their authorized  investment  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Dollar cost averaging,  asset  allocation and rebalancing  programs that were effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

====================================================================================================================================
Effective  close of business June 28, 2002, the AST Goldman Sachs  Small-Cap  Value  portfolio is no longer offered as a Sub-account under the Policy,  except as noted below.  Policies issued on or before June 28, 2002 may allocate  Account Value and make transfers into the AST Goldman Sachs Small-Cap Value  Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing  programs.  Policies  issued after June 28, 2002 will not be allowed to allocate  Account Value to the AST Goldman Sachs
Small-Cap Value Sub-account.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
====================================================================================================================================
The AST Goldman Sachs  Small-Cap  Value  Sub-account  may be offered to Policy Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.
====================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong  International  Equity: seeks long-term capital growth by investing in a diversified
    EQUITY          portfolio  of  international  equity  securities  the issuers of which are  considered  to have strong  earnings  momentum.  The  Portfolio  seeks to meet its  objective by  investing,  under normal  market  conditions,  at least 80% of its total  assets in a  diversified  portfolio  of equity  securities  of  companies  located or operating in  developed  non-U.S.  countries  and emerging  markets  of the  world.  The  Sub-advisor  intends  to  focus  on  companies  with an
                    above-average   potential  for  long-term  growth  and  attractive  relative  valuations.   The      Strong Capital
                    Sub-advisor selects companies based on five key factors: growth,  valuation,  management,  risk     Management, Inc.
                    and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term
    EQUITY          growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different countries,  excluding the United States.  The Portfolio invests primarily in companies selected
                    for their growth  potential.  Securities are generally  selected  without regard to any defined     William Blair &
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to
    EQUITY          achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies  in developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
  INTER-NATIONAL    Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard      Deutsche Asset
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining     Management, Inc.
                    whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth:  seeks  capital  growth.  The  Portfolio  pursues its objective by primarily  investing  at  least  80% of the  value  of its  assets  in  the  common  stocks  of
                    small-sized  companies,  whose market  capitalizations are similar to market capitalizations of     Pilgrim Baxter &
 SMALL CAP GROWTH   the  companies  in the  Russell  2000(R)Index at the time of the  Portfolio's  investment.  The     Associates, Ltd.
                    Sub-advisor  expects to focus primarily on those  securities  whose market  capitalizations  or annual revenues are less than $1billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Deutsche Asset
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment
    GROWTH          objective by investing in the stocks of small  companies  that are traded on national  security
                    exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be   Federated Investment
                   defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000   Counseling/Federated
                    Index or the Standard & Poor's  Small Cap 600 Index.  Up to 25% of the  Portfolio's  net assets    Global Investment
                    may be invested in foreign securities, which are typically denominated in foreign currencies.       Management Corp.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
                    based on the value of their  outstanding  stock.  The  Portfolio  will  have a  non-fundamental   Goldman Sachs Asset
 SMALL CAP VALUE    policy to invest, under normal circumstances,  at least 80% of the value of its assets in small        Management
                    capitalization  companies.  The 80%  investment  requirement  applies at the time the Portfolio invests  its  assets.  The  Portfolio  generally  defines  small  capitalization  companies  as companies with a capitalization of $5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks  that  appear to be  undervalued.  The  Portfolio  will have a non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the  Portfolio  invests  its assets.  The  Portfolio  generally  defines  small  capitalization companies as those with a capitalization  of $1.5 billion or less.  Reflecting a value approach
                    to  investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do       GAMCO
                    not appear to adequately reflect their underlying value as measured by assets,  earnings,  cash     Investors, Inc.
                    flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its  objective,  under normal  market  conditions,  by primarily  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)
                    Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio       Deutsche Asset
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the     Management, Inc.
                    Russell 2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities selected for their growth potential,  and normally invests at least 80% of the value of its assets in medium capitalization  companies. For purposes of the Portfolio,  medium-sized companies  are those whose market  capitalizations  (measured at the time of  investment)  fall
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor    Goldman Sachs Asset
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be        Management
                    recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Neuberger Berman
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing     Management Inc.
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented     Neuberger Berman
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are     Management Inc.
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in
      GROWTH        equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on      Fred Alger
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term     Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor     Marsico Capital
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes have  potential to achieve  capital  appreciation  over the  long-term.  The Portfolio        Management
                    seeks to achieve  its  investment  objective  by  investing,  under  normal  circumstances,  in approximately  30 - 45 companies  that are  considered by the  Sub-advisor to be positioned for long-term growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger  companies.  The Portfolio  pursues its objective,  under normal market conditions,  by primarily  investing at least 80% of its total assets in the equity  securities
 LARGE CAP GROWTH   of large-sized  companies  included in the Russell 1000(R)Growth Index. The Sub-advisor  employs      Deutsche Asset
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc.
                    approximates  the market risk of those stocks  included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective,  under normal market conditions, by primarily investing at least 80% of the value of
                    its assets in the equity  securities  of  large-sized  companies  included in the Russell 1000(R)    Deutsche Asset
  LARGE CAP VALUE   Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio     Management, Inc.
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the
                    Russell  1000(R)Value Index,  but which  attempts to  outperform  the Russell  1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of
    BLEND           its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35 companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index     Alliance Capital
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even    Sanford C. Bernstein
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate
     (REIT)         securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
                    securities of real estate companies,  i.e., a company that derives at least 50% of its revenues    Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its net assets in common stocks and related securities,  such as preferred stocks,
      GROWTH        convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio  invests      Massachusetts
       AND          generally  will pay  dividends.  While the Portfolio  may invest in companies of any size,  the    Financial Services
      INCOME        Portfolio  generally  focuses  on  companies  with  larger  market   capitalizations  that  the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current   INVESCO Funds Group,
                    income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its             Inc.
                    objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding
                    numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such     Deutsche Asset
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST     Management, Inc.
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
ASSET ALLOCA-TION   securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally
   GLOBAL BOND      invests in countries where the combination of fixed-income  returns and currency exchange rates      T. Rowe Price
                    appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes   International, Inc.
                    that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a    Federated Investment
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett & Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified
       BOND         portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the  Management Company LLC
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Wells Capital
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 80% of its total assets in stocks of companies of any    Gartmore Global Asset
                    size based in the world's developing  economies.  Under normal market  conditions,  investments        Management
                    are  maintained  in at least six countries at all times and no more than 35% of total assets in  Trust/Gartmore Global
                    any single one of them.                                                                                 Partners
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Nova: seeks to provide  investment results that match the performance of a specific  benchmark  on a daily  basis.  The  Portfolio's  current  benchmark  is 150% of the performance  of the S&P 500(R)Index  (the  "underlying  index").  If the  Portfolio  meets  its objective,  the value of the Portfolio's  shares will tend to increase on a daily basis by 150%
   STRATEGIC OR     of the value of any increase in the underlying  index.  When the value of the underlying  index
     TACTICAL       declines,  the value of the Portfolio's shares should also decrease on a daily basis by 150% of
   ALLOCA-TION      the value of any decrease in the underlying  index (e.g., if the underlying  index goes down by   Rydex Global Advisors
                    5%,  the  value  of the  Portfolio's  shares  should  go down by 7.5% on that  day).  Unlike  a  (f/k/a PADCO Advisors
                    traditional  index  fund,  as its  primary  investment  strategy,  the  Portfolio  invests to a        II, Inc.)
                    significant  extent in leveraged  instruments,  such as swap agreements,  futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate to the performance of the S&P 500(R)Index (the "underlying  index").  If the Portfolio meets its objective,  the value of the  Portfolio's  shares will tend to increase  during  times when the value  of the  underlying  index is  decreasing.  When the  value  of the  underlying  index is increasing,  however,  the value of the Portfolio's  shares should decrease on a daily basis by
   STRATEGIC OR     an inversely  proportionate  amount (e.g., if the underlying  index goes up by 5%, the value of
     TACTICAL       the  Portfolio's  shares should go down by 5% on that day).  Unlike a  traditional  index fund,
   ALLOCA-TION      the Portfolio's  benchmark is to perform exactly  opposite the underlying  index,  and the Ursa   Rydex Global Advisors
                    Fund will not own the securities  included in the  underlying  index.  Instead,  as its primary  (f/k/a PADCO Advisors
                    investment  strategy,  the  Portfolio  invests  to a  significant  extent  in  short  sales  of        II, Inc.)
                    securities or futures  contracts and in options on  securities,  futures  contracts,  and stock indices.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for  over-the-counter  securities.  The Portfolio's  current benchmark is the NASDAQ 100 Index(R)
                    (the "underlying  index").  If the Portfolio meets its objective,  the value of the Portfolio's shares  should  increase  on a daily  basis by the amount of any  increase  in the value of the
   STRATEGIC OR     underlying index.  However,  when the value of the underlying index declines,  the value of the  Rydex Global Advisors
     TACTICAL       Portfolio's  shares  should also  decrease  on a daily  basis by the amount of the  decrease in  (f/k/a PADCO Advisors
   ALLOCA-TION      value of the underlying  index.  The Portfolio  invests  principally in securities of companies        II, Inc.)
                    included in the underlying  index. It also may invest in other  instruments  whose  performance is  expected  to  correspond  to that of the  underlying  index,  and may engage in futures and options transactions and enter into swap agreements.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO Variable  Investment  Funds - Dynamics:  seek long-term  capital growth.  The Portfolio invests at least 65% of its assets in common  stocks of mid-sized  companies.  INVESCO  defines mid-sized  companies as companies  that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included in that Index,  have market  capitalizations  of between
                    $2.5 billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments   INVESCO Funds Group,
  MID-CAP EQUITY    are in securities of established  companies that are leaders in attractive  growth markets with           Inc.
                    a history of strong  returns.  The  remainder  of the  Portfolio is invested in  securities  of companies  that show  accelerating  growth,  driven by product  cycles,  favorable  industry or sector  conditions,  and other  factors  that  INVESCO  believes  will  lead to rapid  sales or earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Technology:  seeks capital growth.  The Portfolio normally   INVESCO Funds Group,
                    invests  80% of its net assets in the  equity  securities  and  equity-related  instruments  of           Inc.
                    companies  engaged in  technology-related  industries.  These include,  but are not limited to, various applied technologies, hardware, software, semiconductors,  telecommunications equipment and services and service-related  companies in information  technology.  Many of these products and services are subject to rapid obsolescence,  which may lower market value of the securities of the  companies  in this  sector.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related          Inc.
                    instrumentsof  companies that develop,  produce or distribute  products or services  related to health care. These companies  include,  but are not limited to, medical  equipment or supplies, pharmaceuticals,  biotechnology and healthcare  providers and service  companies.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related          Inc.
                    instruments of companies  involved in the financial  services sector.  These companies include, but are not  limited  to,  banks  (regional  and  money-centers),  insurance  companies  (life,
                    property  and  casualty,  and  multiline),   investment  and  miscellaneous  industries  (asset
                    managers,  brokerage  firms,  and  government-sponsored  agencies)  and  suppliers to financial services  companies.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  growth and current   INVESCO Funds Group,
                    income.  The  Portfolio  normally  invests 80% of its net assets in the equity  securities  and           Inc.
                    equity-related  instruments  of  companies  engaged in the  design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes,   but  is  not  limited  to,  companies  that  offer  telephone  services,   wireless
                    communications,  satellite communications,  television and movie programming,  broadcasting and
                    Internet access. Many of these products and services are subject to rapid  obsolescence,  which may lower the market value of the  securities  of the  companies  in this sector.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
                    U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100  companies,  which are  selected by the  Portfolio's  manager  based on as high   Management Company,
                    return on equity,  consistent  earnings growth,  established  market presence and industries or           LLC
                    sectors with significant growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market
                    capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.   Evergreen Investment
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated   Management Company,
                    earnings ranging from steady to accelerated growth.                                                       LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
 INTER-NATIONAL     ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
      EQUITY        correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely used measure of large-cap  U.S. stock market  performance.  It includes a  representative  sample of leading companies in leading  industries.  Companies  are selected for inclusion in the Index by Standard & Poor's(R)for being U.S.  companies  with adequate liquidity, appropriate market capitalization financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite) of the daily  performance of the S&P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same, on a  percentage  basis,  as any  decrease  in the S&P 500(R)Index when the Index  declines on a given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraBull (f/k/a ProFund VP Bull Plus): seeks daily investment results,  before fees and expenses,  that correspond to twice (200%) the daily  performance of the S&P 500(R)Index. If the ProFund VP UltraBull is  successful  in meeting its  objective,  its net asset value should gain  approximately  twice as much, on a percentage basis, as the S&P 500(R)Index when the Index
     S&P 500        rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as   ProFund Advisors LLC
                    much,  on a percentage  basis,  as the Index when the Index  declines on a given day.  Prior to
                    May 1, 2003,  ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment results that corresponded to one and one-half times the daily performance of the S&P 500(R)Index
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)is a market capitalization  weighted index that includes 100 of the largest domestic and international  non-financial companies listed on The NASDAQ Stock Market.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily  performance  of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC reflers to  securities  that do not  trade on a U.S.  securities  exchange,  as  registered  under  the
                    Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice (200%) the daily  performance of the NASDAQ- 100  Index(R). If ProFund VP  UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities  exchange,  as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell 2000 Index(R)measures the performance of the 2,000 small companies in the Russell 3000 Index(R)representing  approximately 8% of the total market  capitalization  of the Russell 3000 Index(R),  which in turn  represents  approximately  98% of the investable  U.S. equity market.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund VP
                    UltraSmall-Cap  is  successful  in meeting  its  objective,  its net asset  value  should  gain approximately  twice as much, on a percentage  basis, as the Russell 2000 Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at
   INTER-           least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
 NATIONAL EQUITY    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose      Prudential
                    earnings are growing at a faster rate than other companies and that have  above-average  growth     Investments LLC/
                    in earnings and cash flow, improving profitability,  strong balance sheets, management strength   Jennison Associates
                    and strong  market  share for its  products.  The  Portfolio  also tries to buy such  stocks at           LLC
                    attractive prices in relation to their growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

FIXED ALLOCATIONS

------------------------------------------------------------------------------------------------------------------------------------
The Policy  offered  pursuant to this  Prospectus  includes  Fixed  Allocations.  These Fixed  Allocations  are not  registered as a security with the Securities  and Exchange  Commission  under either the  Securities  Act of 1933 or the  Investment  Company Act of
1940.  The Fixed  Allocations  are not  subject  to these  Acts.  Information  about  the  Fixed  Allocations  is  included  in this
Prospectus  to help you  understand  the  features  of the Policy.  The staff of the  Securities  and  Exchange  Commission  has not reviewed this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions of the Federal securities  laws regarding  accuracy and  completeness.  The assets  supporting  Fixed  Allocations  are held in American  Skandia's general account.
------------------------------------------------------------------------------------------------------------------------------------

How does  American  Skandia  determine the interest  rate for Fixed  Allocations?  We determine the interest rate we credit to Fixed
Allocations  based on our  assessment of the earnings we expect to achieve when investing to support these  obligations,  our costs, competition,  profit  targets and other factors.  We have sole  discretion to determine the rates.  However,  the interest rate will never be less than 3.0% per year, compounded yearly.

What charges  apply to the Fixed  Allocations?  No specific fee or expenses are deducted  when  determining  the rate we credit to a
Fixed  Allocation.  However,  for  some  of the  same  reasons  that we  deduct  the  mortality  and  expense  risk  charge  and the administration  charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration  mortality,  expense, administration,  profit  and other  factors  in  determining  the  interest  rates we credit to Fixed  Allocations.  Any  contingent deferred sales charge applies to amounts that are taken from the variable investment options or the Fixed Allocations.

ACCOUNT VALUE AND CASH VALUE

What is the Account  Value?  The Account  Value is the value of a Policy  before any deduction  for any  contingent  deferred  sales charge  and any Debt.  It is the total of the  Account  Value  allocated  to each  Sub-account  and any Fixed  Allocations  plus any
Account  Value in the Loan  Account.  You may allocate  Account  Value to the  variable  investment  options,  which are each of the
Sub-accounts  of the Separate  Account,  or to Fixed  Allocations.  Any portion of the Account Value  maintained in the Loan Account serves as collateral for outstanding Policy loans.

How do we determine the Account Value?

Variable  Investment  Options:  On each Valuation Date, the Account Value in any variable  investment  option you utilize equals the
-----------------------------
number of Units of the  Sub-account  you own  multiplied by the current Unit Price for the  Sub-account.  When you allocate all or a portion of the Premium to an investment  option or when you transfer  Account  Value into a variable  investment  option,  Units are purchased  using  the then  current  Unit  Price.  When you take all or a portion  of a  distribution  or  benefit  from a  variable investment  option or you transfer Account Value from a variable  investment  option,  Units are sold at the then current Unit Price in order to fund that distribution, benefit or transfer.

Fixed  Allocations:  We  credit  a fixed  rate of  interest  to Fixed  Allocations.  From  time to time we  declare  interest  rates
------------------
applicable to new Fixed  Allocations.  Any change in interest rate does not affect Fixed  Allocations that were in effect before the date of the  change.  If you make a Fixed  Allocation,  we credit  the rate then in effect to that Fixed  Allocation  until the next
Policy  Anniversary.  Once that  Policy  Anniversary  is  reached,  we credit,  for the next  Policy  Year,  the then  current  rate applicable to new Fixed  Allocations.  This applies to all your Fixed  Allocations  then in effect.  During each  subsequent  Policy
Year, the rate we credit for that Policy Year is the one then in effect for new Fixed Allocations.

Loan  Account:  We credit  interest to Account  Value in the Loan  Account at a different  rate  depending  on whether the loan is a
-------------
"preferred"  loan or a "standard"  loan. As of the date of this  Prospectus,  we currently  credit  interest to Account Value in the
Loan  Account  at the rate of 6.0% per  year,  compounded  yearly on  "preferred"  loans  and 4.0% per  year,  compounded  yearly on
"standard" loans.  See the section entitled "Loans" for a description of standard and preferred loans.

What is the Cash Value?  The Cash Value is the total Account Value less any  contingent  deferred sales charge that would apply upon surrender, and any Debt.

Do I have to maintain a minimum Cash Value?  If there is no Debt,  you do not have to maintain a minimum  Cash Value,  except at the time you take a partial withdrawal.

If there is any Debt,  there  must  always be enough  Cash Value so that  after we deduct  any  charges  the Cash Value is more than zero. We will inform you if, on a Monthly  Processing  Date,  your Cash Value equals or is less than zero.  Such Monthly  Processing
Date will be the  beginning  of the  "grace  period" if your Cash  Value  equals or is less than zero.  If the Cash Value is zero or less after we deduct  charges,  we send you a notice giving you a 61-day grace period to send us a required  amount that you can pay if you wish to reestablish  any Cash Value.  The 61-day grace period is calculated  based on the date that the Policy charges can no longer be deducted from the Policy.

CASH VALUE CREDITS

What are Cash Value  Credits?  Cash Value  Credits are amounts we credit to your Account Value based on growth in your Policy's Cash
Value.  We  determine if your Policy is eligible for a Cash Value  Credit on each Policy  Anniversary.  If your Policy  qualifies to receive  Cash Value  Credits,  we will credit  0.25% of your  Policy's  Cash Value to your Account  Value on the  applicable  Policy
Anniversary.  Your Policy's eligibility for Cash Value Credit may change from year to year.

How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash Value
of your Policy must equal or exceed 200% (2X) of the Premiums  you have paid as of the Policy  Anniversary  date.  Whether your Cash
Value meets or exceeds the trigger depends on the investment  performance of the investment options,  partial withdrawals,  Debt and whether you pay back any loans or loan  interest.  Please note,  even if your Account Value is greater than the Cash Value  trigger, you may not have  reached  the  trigger  amount,  since the Cash Value may be less than the  Account  Value  because  the Cash Value assumes that you surrender the Policy and are subject to the contingent deferred sales charge, as well as deducting for any Debt.

Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash Value  Credits out of our general  account.  Cash
Value Credits  primarily  reflect our return of a portion of the fixed annual charges we deduct from the Separate Account on a daily basis for all Policy  Owners.  For Policies that qualify to receive Cash Value  Credits,  the Credits are provided as an alternative to lowering the fixed annual charges.

We  allocate  any Cash Value  Credits  due on the  applicable  Policy  Anniversary  to the  variable  investment  options  and Fixed
Allocations  in which you currently  maintain  Account  Value.  We make the  allocations  pro-rata based on the Account Value in the variable  investment  options and any Fixed  Allocations on the  applicable  Policy  Anniversary.  No allocation is made to the Loan
Account.  Cash Value Credits cannot be used to repay Debt.

TRANSFERS AND ALLOCATION SERVICES

May I transfer Account Value between investment options?  You may transfer Account Value between investment  options,  but there are limits,  as well as potential  charges,  which are discussed  earlier in the question "What are the  transaction  costs and when are they deducted?"  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Are there any limits on  transfers?  No transfers  are  permitted  when the Policy is in its 61-day grace period (see "What is Lapse and  Reinstatement  of the Policy?" for more details  regarding grace periods).  In order to maintain Account Value in an investment option  after  transferring  a portion of your Account  Value out of that  investment  option,  we reserve the right to require that there be at least $500 in such  investment  option after the  transfer.  If, as a result of the  transfer,  there would be less than
$500 in an investment  option,  we reserve the right to transfer the remaining  Account Value pro rata to the  investment  option(s)
that you were  transferring  to. We retain the right to impose a limit of 20 free  transfers  per Policy Year,  including  transfers involving  Fixed  Allocations.  Unless such a limit is in effect,  there is no limit on the number of  transfers  that only  involve variable  investment  options,  or the number of transfers from variable  investment options to make Fixed Allocations.  However, we do limit each transfer from Fixed  Allocations  that are to be effective on any day other than a Policy  Anniversary  to the greater of 25% of the Account  Value in your Fixed  Allocations  or $1,000.  If you make such a transfer  from your Fixed  Allocations,  you cannot make another such transfer until either 90 days has passed or the next Policy  Anniversary  occurs.  We also retain the right to refuse or limit transfers,  either for one Owner or a group of Owners, if we believe there may be adverse  consequences for other
Owners.

We retain the right to refuse  transfers,  either for one Owner or a group of Owners,  if we believe that: (a) excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Prices or the share prices of the
Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or redemption of shares is to be restricted because of  excessive  trading or a specific  transfer or group of  transfers  is deemed to have a  detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented  a relatively  large  proportion  of the total assets of a particular
Portfolio.  Under such a circumstance, we will process transfers according to our rules then in effect.

What are  allocation  services?  Allocation  services are programs that  automatically  transfer  Account  Value between  investment options.  We may waive or reduce the minimum  amounts  required  for  transfers  noted above when your  Policy is  participating  in certain allocation  programs,  including,  but not limited to, static rebalancing  programs.  However,  any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.

Does American Skandia support allocation  services?  We support dollar cost averaging and static rebalancing  programs.  Dollar cost averaging allows you to  systematically  transfer an amount  periodically from one investment option to one or more other investment options.  With static  rebalancing,  you choose  allocation  percentages for the Sub-accounts into which you allocate Account Value.
However,  over time the performance of the variable  investment options will differ,  causing your percentage  allocations to shift.
Periodically,  we will "rebalance" your allocations by transferring the appropriate amount from the  "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts  to return your  allocations  to the  percentages  you request.  We do not  currently  charge for supporting dollar cost averaging or static rebalancing.

We may also  provide  administrative  support  for  various  allocation  programs  that  may be made  available  by your  investment professional.  These may include  various asset  allocation and market timing  programs.  In connection  with such programs,  we may support  periodic  withdrawals  from your  Policy to pay your  investment  professional.  We only  offer to  support  such  programs according to our rules.  These rules may include,  but are not limited to, receipt of your  authorization  In Writing  permitting an investment  professional  to make  transfers  between  investment  options on your  behalf,  or to enroll  your Policy in one of the allocation  programs for which we provide  administrative  support.  We permit the agent of record to make  transfers on your behalf unless you give us other instructions.

Any investment professional you authorize may or may not be appointed by us as our agent for the sale of Policies.  However, we do not engage any agent of record or any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with us for the sale of Policies.  We therefore take no responsibility for the investment allocations and transfers transacted on your behalf by such third parties, in accordance with any allocation programs employed by such third parties or any investment allocation recommendations made by such third parties.  While we offer support for a number of these programs as of the date of this Prospectus, we do not support all such programs and do not guarantee to always continue support for those programs we currently support or may support in the future.  We do not charge you for the administrative support we provide to these third parties.

LOANS

When can I take a loan?  We offer loans using your Account  Value as  collateral.  We do not make loans  available  during the first
Policy Year.  Starting  after the first Policy Year,  we allow one loan each Policy Year.  The Insured must be alive when you take a loan (if there are two  Insureds,  at least one must be alive when a loan is taken).  Subject to our rules,  on the Issue  Date,  we will establish a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

How are loans treated for tax purposes?  We treat loans as a  distribution,  similar to a partial  withdrawal,  in that: (a) amounts are deemed to come first from any gain in the Policy;  (b)  distributions of gain are subject to income tax as ordinary income;  and
(c) if the distribution occurs before the taxpayer's age 59 1/2, there may be an additional 10% tax on any gain distributed.

How much is available for a loan?  The maximum  amount  available as a loan is equal to 90% of your current Cash Value.  The minimum amount you may borrow is the lesser of $1,000 or 75% of the Cash Value.

What  happens to the Account  Value if I take a loan?  When you take a loan,  we transfer  Account  Value equal to the amount of the loan  into  the  Loan  Account.  Account  Value in the Loan  Account  is  maintained  in our  general  account.  Unless  you give us different  instructions,  the Account Value that we move on the Valuation  Date will be in the same  proportion as the Account Value in the variable investment options and the Fixed Allocations on that Valuation Date.

The  impact  of a loan on your  Account  Value  may be  positive  or  negative.  At the time a loan is  taken,  there is no  impact.
However,  if the interest rate credited to Account Value in the Loan Account is greater than what would be earned in the  investment options,  the loan will have a positive  impact on your  Account  Value and on the Required  Death  Benefit.  If the  interest  rate credited to Account  Value in the Loan  Account is less than what would be earned in the  investment  options,  the loan will have a negative impact on your Account Value and on the Required Death Benefit.

What are "preferred"  loans and "standard"  loans?  We determine what portion of a loan is a "preferred"  loan and what portion is a
"standard"  loan at the time you  take  the  loan.  Whether  a loan is  "preferred"  or  "standard"  depends  on the  source  of the collateral  to support the loan.  We consider the Account  Value moved to the Loan  Account to come first from  Growth.  The portion of any  outstanding  loans  supported  by Account  Value  drawn  from  Growth is treated as a  preferred  loan.  The  portion of any outstanding  loans  supported  by Account  Value  drawn from other than  Growth is treated as a standard  loan.  A loan  retains its character as "preferred" or "standard" until repaid.

What is the interest rate charged on loans?  We charge  interest on "preferred"  and "standard"  loans at the rate of 6.0% per year, compounded  yearly, in arrears.  Each Policy  Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

Does  Account  Value in the Loan  Account  earn  interest?  We  currently  credit  interest to Account  Value in the Loan Account on
"preferred"  loans at the rate of 6.0% per year,  compounded  yearly.  However,  to the extent permitted by law, we retain the right to credit less, but never less than 4.0% per year,  compounded  yearly.  We currently  credit  interest to Account Value in the Loan
Account on "standard" loans at the rate of 4.0% per year, compounded yearly.

Once a loan is taken,  does  American  Skandia ever require more  "collateral"  in the Loan  Account?  Yes. The Loan Account acts as collateral  for any loans from us. We monitor  the Debt and the Account  Value in the Loan  Account to ensure that they are equal to each other.  Therefore,  on each Policy  Anniversary we equalize the Debt and the Account Value in the Loan Account.  If the Debt is
larger due to outstanding  loan interest,  we transfer  Account Value equal to the difference  pro-rata from the investment  options and add it to the Loan Account.

Am I required to repay my loan?  What happens at the  Insured's  death if I have not repaid the loan?  You are not required to repay any loan(s)  while the Insured is alive,  except when an amount is due to keep the Policy in force or upon  reinstatement.  If there is any  outstanding  Debt when Death Proceeds are due, we subtract the Debt from the Death Benefit as part of the calculation of the
Death Proceeds.

What  happens  if I repay any  portion  of the loan?  The  amount  of Debt is  reduced  by the  amount of any loan  repayment.  Loan repayments are used to repay  "standard" loans first and "preferred"  loans only after all "standard"  loans have been repaid.  Loan repayments reduce the amount of principal and loan interest  proportionately  based on the ratio between principal and loan interest as of the  Valuation  Date the loan  repayment is applied.  We allocate any loan  repayment  to the  variable  investment  and fixed options pro-rata based on the Account Value in each investment option as of the Valuation Period we receive your loan repayment.

If the Account Value in the Loan Account then exceeds the Debt  following  your  repayment of a portion of the Debt, we transfer the excess  pro-rata to the  investment  options,  which you are  utilizing at that time.  If any such amounts are  allocated to a fixed investment option they will result in a new Fixed Allocation.

Can I transfer a loan from a prior  policy on an  exchange?  Subject to our rules,  we will  establish  a loan on a Policy  that you purchase as part of an exchange  that is not subject to current  taxation in  accordance  with Section 1035 of the Code.  The amount of the loan will be equal to the loan that was in effect before you surrendered  your prior policy.  Under our rules we will,  among other  things,  increase  the  Account  Value as of the  Policy  Date by the  amount of the loan and  allocate  that  portion of the increased  Account  Value to the Loan  Account  as  collateral  for the loan.  By  increasing  the  Account  Value,  there will be a corresponding  increase in the Face Amount and the Required Death Benefit.  In addition,  for purposes of determining the Guaranteed
Minimum  Death  Benefit,  we will deem the  "Premium"  to be the  amounts  paid  plus the loan  amount as of the  Policy  Date.  Any contingent  deferred  sales charge will be based on the actual amounts  received,  not such amounts plus the amount of the loan. All charges that are  calculated as a percentage of your Account Value will increase  because the Account Value will be increased by the amount of the loan.  Currently,  loans  established  as part of a 1035  exchange are treated as  "preferred"  loans  pursuant to our current guidelines.  We reserve the right to limit the amount of a transferred loan that we will consider "preferred".

PARTIAL WITHDRAWALS AND SURRENDER

When can I make a partial  withdrawal?  We allow partial  withdrawals  while the Insured is alive up to a maximum of 90% of the Cash
Value.  However,  you may not take a partial  withdrawal  until after the end of the right to cancel period where  permitted by law.
You may not make a partial withdrawal of less than $1,000.

When can I surrender my Policy?  You can  surrender  your Policy after the end of the right to cancel  period as long as the Insured is alive.  If you surrender your Policy, we will pay you the Policy's Cash Value.

What  happens to the Account  Value if I take a partial  withdrawal?  When you take a partial  withdrawal,  we reduce  your  Account
Value by an amount  equal to the amount of the  partial  withdrawal.  Unless you give us  different  instructions,  we take  Account
Value  from the  variable  investment  options  and the  Fixed  Allocations  in the same  proportion  as your  Account  Value in the investment  options on the Valuation Date we take such Account Value. If you have multiple Fixed  Allocations,  amounts are taken on a "last in, first out" basis.  Any Account Value in the Loan Account is not available for a partial withdrawal.

Is there a charge  for a partial  withdrawal?  We charge any  applicable  contingent  deferred  sales  charge on the  portion of any partial  withdrawal  that is not  treated as a "free  withdrawal"  or for which we waive such  charges  under the  medically-related waiver  provision.  We take these  charges  pro-rata from the  investment  options in the same manner we take the Account Value as a result of the partial withdrawal.

What  amount can I take as a free  withdrawal?  In any Policy  Year the  maximum  amount  you can take as a free  withdrawal  is the greater of Growth or 10% of the Premium.

     The following examples may help show what this means.  For each example, assume that the Premium was $50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process your partial  withdrawal  is $60,000.  You request a partial withdrawal  of $25,000.  Assume also that you have not  requested  any other  partial  withdrawals  during this Policy
              Year.  The free  withdrawal  amount is the greater of Growth,  which is the current  Account Value  ($60,000) less the
              Premium  ($50,000),  or $10,000,  or 10% of the  Premium,  which is $5,000.  Therefore,  we treat  $10,000 as the free withdrawal  portion of this partial  withdrawal.  Assuming  that this partial  withdrawal  request  occurs  during the
              "surrender charge period," we would assess the then applicable  contingent deferred sales charge on $15,000,  which is the portion of the partial withdrawal that exceeds the free withdrawal  amount.  The contingent  deferred sales charge would apply to the full amount of any subsequent  partial  withdrawal you request during the same Policy Year that was not eligible for a medically-related waiver.

|X|      Assume the  Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  request for the  "maximum  free withdrawal  amount" is $47,000.  Assume also that you have not  requested any other  partial  withdrawals  during this
              Policy  Year.  Since the  Account  Value is less  than the  Premium,  Growth  is zero.  Therefore,  the  maximum  free withdrawal amount equals 10% of the Premium,  or $5,000.  Assuming that this partial  withdrawal request occurs during the "surrender  charge period," and there is no subsequent  Growth in that Policy Year, the contingent  deferred sales charge  would apply to any  subsequent  surrender or partial  withdrawal  that Policy Year that was not eligible for a medically-related waiver.

Does a partial  withdrawal affect the Death Benefit?  A partial  withdrawal reduces the Account Value and, because the Account Value is used in calculating  the Required  Death Benefit,  the Required  Death Benefit is reduced.  Partial  withdrawals  also reduce the
Guaranteed Minimum Death Benefit, in the same proportion as the Account Value is reduced by the partial withdrawal.

MEDICALLY-RELATED WAIVER

What is a  medically-related  waiver?  A  medically-related  waiver is a waiver of the  contingent  deferred sales charge that would otherwise  apply to a partial  withdrawal  or  surrender.  A  medically-related  waiver is  available  by rider to the Policy and is currently at no charge to you.

How do I qualify for a medically-related  waiver? We will waive the contingent  deferred sales charge,  where allowed by law, if you provide  us with  proof  satisfactory  to us In  Writing  that the  Insured  (the last  surviving  Insured if there is more than one
                                                                    -------
Insured) has  continuously  been  confined to a long term care  facility,  such as a nursing  home or a hospital,  as defined in the rider, and that such confinement started after the Issue Date.  Other requirements may apply.

Are  there any  restrictions  on  medically-related  waivers?  We will only  allow the  medically-related  waiver on  amounts  up to
$500,000.  The $500,000  maximum will apply  regardless of when taken,  on any life insurance  policy or annuity  contract issued by
American  Skandia  where the  Insured  under this  Policy is named as the  Insured,  Owner or  Annuitant  under the other  policy or contract.  NOTE:  Where allowed by law,  Policies  issued to an  Insured(s)  in a  substandard  risk class may not be eligible for a medically-related waiver.

What  happens to the  remaining  benefits  if American  Skandia  makes such a payment in  connection  with a partial  withdrawal?  A partial  withdrawal for which we grant a  medically-related  waiver has the same impact on the remaining  benefits that results from any other partial withdrawal.  We simply do not deduct the contingent deferred sales charge that otherwise would apply.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc.  ("ASI").  American Skandia markets its products to broker-dealers  and financial  planners through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction  with financial  institutions  such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the  business  of issuing  annuity  and life  insurance  products.  American  Skandia  currently  offers the following  products:  (a) flexible premium deferred  annuities and single premium fixed deferred  annuities that are registered with the SEC; (b) certain other fixed  deferred  annuities that are not  registered  with the SEC; (c) both fixed and variable  immediate adjustable annuities; and (d) a single premium variable life insurance policy that is registered with the SEC.

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"),  and on that date, the ultimate parent company of American Skandia,  announced that it and Skandia U.S. Inc. had entered into a  definitive  Stock  Purchase  Agreement  with  Prudential  Financial,  Inc.,  a New Jersey  corporation  ("Prudential
Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia U.S. Inc., a Delaware corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.
The transaction is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies serve  individual and  institutional customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the
U.S. These companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company  other than  American  Skandia has any legal  responsibility  to pay amounts  that it owes under its annuity and variable life  insurance  contracts.  However,  following the closing of the  acquisition,  Prudential  Financial  will exercise  significant influence over the operations and capital structure of American Skandia.

SEPARATE ACCOUNT F

The  benefits  provided by the Policy are our  obligations.  The assets  supporting  our  obligations  equaling  the  Account  Value allocated  to the  variable  investment  options are held in our Separate  Account F. We maintain  assets in our general  account to support our  obligations:  (1) equal to the Account Value allocated to the fixed option;  (2) equal to the Account Value in the Loan
Account; (3) for any settlement option; and (4) for any other obligation we may have in relation to a Policy.

The  Separate  Account  was  established  under the laws of the State of  Connecticut.  Assets in the  Separate  Account may support obligations  created in relation to the Policies  described in this  Prospectus or other  policies we offer.  We are the legal owner of the assets in the Separate Account.  Income, gains and losses,  whether or not realized,  are credited or charged to the Separate
Account  according to the terms of the  Policies and any other  policies  supported  by the assets in the Separate  Account  without regard to our  other  income,  gains or losses or to the  income,  gains or losses in any other of our  separate  accounts.  We will maintain  assets in the Separate  Account with a total  market  value at least equal to the reserves and other  liabilities  we must maintain in relation to the life  insurance  policies  supported by such assets.  These assets may only be charged with  liabilities that arise from such life insurance policies.

Separate Account F is registered with the U.S.  Securities and Exchange  Commission (the "SEC") under the Investment  Company Act of
1940 as a unit  investment  trust,  which is a type of investment  company.  This does not involve any supervision by the SEC of the investment  policies,  management  or practices  of the Separate  Account or of us. The Separate  Account  meets the  definition  of
"separate account" under the federal securities law.

The only  Sub-accounts  available to you are those  offered in this  Prospectus.  These  Sub-accounts  are  available as  investment options for other  policies we offer.  Sub-accounts  are permitted to invest in Portfolios we consider  suitable.  The Portfolios in which the  Sub-accounts  invest are available to  Sub-accounts of other separate  accounts,  including  separate  accounts we use in relation to a number of variable  annuities.  Separate  accounts of other  insurers and of various  qualified  retirement  plans may also invest in the Portfolios.

We reserve the right to combine Separate Account F or a portion thereof with other separate  accounts;  deregister  Separate Account
F under the Investment  Company Act of 1940;  operate  Separate  Account F as a management  investment  company under the Investment
Company Act of 1940 or in any other form  permitted by law; make changes  required by any change in the  Securities Act of 1933, the
Securities  Exchange Act of 1934 or the Investment  Company Act of 1940;  make changes that are necessary to maintain the tax status of your Policy under the Code;  and make changes  required by any change in other Federal or state laws  relating to life  insurance policies in general or variable life insurance policies in particular.

We also  reserve the right to make  changes to the  Sub-accounts  available  under the Policy as we  determine  appropriate.  We may offer new Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close  Sub-accounts for  Policies  purchased  on or after  specified  dates.  We may also  substitute  an  underlying  mutual  fund or  portfolio  of an underlying mutual fund for another  underlying mutual fund or portfolio of an underlying mutual fund,  subject to our receipt of any exemptive  relief that we are required to obtain under the  Investment  Company Act. We will notify Owners of changes we make to the
Sub-accounts available under the Policy.

Values and benefits based on allocations  to the  Sub-accounts  will vary with the  investment  performance  of the  Portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts may increase or  decrease.  You bear the entire  investment  risk.  There is no  assurance  that the  Account  Value of your Policy will equal or be greater than the total of the Premium you submit to us.

                                                           THE PORTFOLIOS

Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners,  unless we, in our sole discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes that may invest in the same  underlying  mutual fund portfolio.

The number of votes for a Portfolio  will be determined as of the record date for such  Portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment  advisory agreement;  (d) any change in the fundamental  investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the  applicable  Portfolio  will  instruct  us how to vote on the  matter,  pursuant  to the  requirements  of Rule 18f-2  under the
Investment Company Act of 1940.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following  these types of changes.  Other  underlying  mutual funds available as variable  investment  options under this Policy are seeking or may have obtained similar exemptions from the Securities and Exchange Commission.

RESOLVING MATERIAL CONFLICTS
The Portfolios may be available to registered  separate  accounts  offering  either or both life and annuity  contracts of insurance companies  not  affiliated  with us. We also may offer life  insurance  policies  and/or  annuity  contracts  that  offer  different variable  investment  options from those offered  under this Policy,  but which invest in the same  Portfolios.  It is possible that differences  might  arise  between  our  Separate  Account F and one or more  accounts of other  insurance  companies  which offer a
Portfolio as a Sub-account.  It is also possible that  differences  might arise between a Sub-account  offered under this Policy and variable  investment  options  offered under  different  life insurance  policies or annuities we offer,  even though such different variable  investment  options invest in the same Portfolio.  In some cases, it is possible that the differences  could be considered
"material  conflicts."  Such a  "material  conflict"  could also arise due to  changes  in the law (such as state  insurance  law or
Federal tax law) which affect either these  different life and annuity  separate  accounts or differing life insurance  policies and annuities.  It could also arise by reason of  differences  in voting  instructions  of persons with voting rights under our policies and/or  annuities  and those of other  companies,  persons  with voting  rights  under  annuities  and those with rights  under life policies,  or persons  with voting  rights  under one of our life  policies  or  annuities  with those under other life  policies or annuities  we offer.  It could  also arise for other  reasons.  We will  monitor  events so we can  identify  how to respond to such conflicts.  If such a conflict  occurs,  we will take the  necessary  action to protect  persons  with voting  rights under our life policies or annuities  vis-a-vis those with rights under life policies or annuities  offered by other insurance  companies.  We will also take the necessary  action to treat  equitably  persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

SERVICE FEES PAYABLE TO AMERICAN SKANDIA
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost  savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

                                                   DISTRIBUTION OF THIS OFFERING

American  Skandia  Marketing,  Incorporated  ("ASM"),  a  wholly-owned  subsidiary of American  Skandia,  Inc. acts as the principal underwriter of the Policies.  ASM was  incorporated  under the laws of the State of Delaware on September 8, 1987.  ASM's  principal business address is One Corporate  Drive,  Shelton,  Connecticut  06484. ASM acts as the distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with  purchases and sales of securities  held by  portfolios  of American  Skandia Trust which are offered as underlying  investment options  under  the  Policy.  ASM is a  broker-dealer  registered  with the SEC  under  the 1934  Act and a member  of the  National
Association of Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements with certain  broker-dealers  registered under the Securities and Exchange Act of 1934 or with  entities  which may  otherwise  offer the  Policies  that are exempt from such  registration.  In  addition,  ASM may offer
Policies  directly to potential  purchasers.  Generally,  the maximum  initial  commission to be paid on premiums  received is 8.5%.
However,  we may pay higher amounts under certain situations.  In addition,  a portion of compensation may be paid from time to time based on all or a  portion  of  either  the  Account  Value  or the Cash  Value.  We  reserve  the  right to base  commissions  from time-to-time  on the investment  options  chosen by Owners,  including  investment  options that may be deemed our  "affiliates"  or
"affiliates" of ASM under the Investment Company Act of 1940.

We may pay an on-going  service fee in relation to  providing  certain  statistical  information  upon  request by Owners  about the investment  options and the  Portfolios.  We may make the fee payable to the service  providers based on either the Account Value or
Cash Value of Policies.  Under most  circumstances,  we will engage the  broker-dealer  of record for your Policy,  or the entity of record if such entity could offer Policies without  registration as a broker-dealer  (i.e.  certain banks),  to be your resource for the  statistical  information,  and to be  available  upon your request to both  provide and explain  such  information  to you. The broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless later  changed.  Some portion of the fee we pay for this service may be payable to your representative.

From time to time,  as  permitted  by law, we may promote the sale of our products  such as the  Policies  offered  pursuant to this
Prospectus through programs of non-cash rewards to registered  representatives of participating  broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise  certain  information  regarding the performance of the investment  options that does not take into  consideration the effect of the contingent  deferred sales charge,  the sales charge,  the cost of insurance charge,  the mortality and expense risk charge,  administration  fee , or the maintenance fee (if applicable).  This performance  information may help you review the  performance  of the  investment  options and provide a basis for  comparison  between the  Policy's  investment options.  This  information  may be less useful when comparing the  performance of the  investment  options with the  performance of investment  options  provided in other  variable  life policies  because each plan of life  insurance  will have its own  applicable charges.  This information is even less useful in comparing  performance to that of any savings or investment  vehicle,  rather than variable life insurance.

Performance  information on the Sub-accounts is based on past performance  only and is no indication of future  performance.  Actual performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities of the  investments  held by the
Portfolios and upon prevailing  market  conditions and the response of the Portfolios to such  conditions.  Actual  performance will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the  Sub-accounts  which invest in such  Portfolios.  In addition,  the charges  deducted from your Account Value and those assessed  against each  Sub-account will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent permitted by applicable law,  performance  quoted in advertising  regarding such Sub-accounts may indicate periods during which the Portfolios have been in existence but prior to the inception of the  Sub-account(s)  or the initial offering of the Policies.  Such performance is considered  hypothetical  historical  performance  because the  Sub-accounts  did not exist during the period the performance was achieved.  Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating  historical performance  since inception of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender, where applicable,  of an Insured or Insureds;  (b)
the Premium and Policy Date; and (c)  assumptions  about a lack of transfers,  loans,  loan  repayments and  withdrawals  during the period for which performance is quoted.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed  Allocations,  pay Death Proceeds, make  payments  under any  settlement  options or  administer  Policies.  Such  rankings and ratings do not reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                                         TAX CONSIDERATIONS

The  following is a brief  summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain  unchanged or that  agencies or courts will always agree as to how the tax law or  regulations are to be  interpreted.  This discussion is not intended as tax advice.  You may wish to consult a professional  tax advisor for tax advice as to your particular situation.

Is gain in the Policy taxed every year? Under most  circumstances,  any gain in the Policy is not taxed currently.  However,  if you assign or pledge  the  Policy,  we  expect to report  any gain in the  Policy as then  currently  taxable  as  ordinary  income.  In addition,  except in the case of a partial  assignment  as of the Policy  Date,  we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

How are amounts that I receive  before the  Insured's  death taxed?  Amounts you receive as a partial  withdrawal,  a loan or if you surrender  the Policy are deemed for income tax  purposes to come first from any gain in the  Policy.  Any gain is taxed as ordinary income.  Any portion of these types of  distributions  representing  gain in the Policy may be subject to a 10% tax penalty if taken before your age 59 1/2.

Will my Beneficiary pay taxes on the Death Proceeds?  Under most  circumstances,  the Beneficiary does not pay any income tax on the
Death Proceeds.

Our taxation: We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment  as "life  insurance":  The Policy was  designed to qualify as a life  insurance  contract  under the Code.  All terms and provisions  of the Policy  shall be  construed  in a manner  which is  consistent  with that  design.  In order to qualify as a life insurance  contract for federal income tax purposes and to receive the tax treatment  normally accorded life insurance under federal tax law, a policy must  satisfy  certain  requirements  established  by the Code.  We believe the Policy  satisfies  the  applicable requirements.  If we  determine  that a Policy does not satisfy  the  applicable  requirements,  we may take  appropriate  action to conform the Policy to the  applicable  requirements.  This  action may require  making  certain  changes to your Policy  which could include the return of a portion of your premium and the earnings  thereon and the imposition of higher cost of insurance  charges in the future.  We will notify you before making any such changes.

Treatment as a "modified  endowment  contract":  Under most  circumstances,  taxes on any gain in the Policy are  `deferred' and not taxed every year.  Unless  your Policy is  established  as part of an eligible  exchange of a life  insurance  policy  entered  into before  June 21,  1988,  amounts  you  receive as a partial  withdrawal,  a loan or as a  surrender  are taxed in the same manner as distributions  from a deferred  annuity before annuity payments begin.  This means that these types of  distributions  are deemed to come first from any gain in the policy and that any gain is treated as ordinary  income.  It also means that  distributions  of gain may be subject to a 10% tax penalty if taken  before age 59 1/2.  Under most  circumstances,  the  Beneficiary  will not pay any income tax on the Death Proceeds.

Assignment:  If you assign or pledge any portion of the Policy,  the  transaction is treated as a  distribution  subject to taxation as ordinary  income.  The tax penalty  noted above may apply.  In  addition,  except in the case of a partial  assignment  as of the
Policy Date, we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

Gifts:  If you give your Policy as a gift to an entity for which you are not the  taxpayer  or to anyone  other than your spouse (or former spouse incident to a divorce), the gift is treated for tax purposes as a distribution.

Aggregation  rules:  You may purchase  more than one life  insurance  policy from us in the same calendar year that is treated under the Code as a "modified  endowment  contract,"  including the Policy described in this Prospectus.  If you do, all such policies are subject to "aggregation  rules." Under these rules,  all of these policies must be treated as one modified  endowment  contract when determining the portion of any distribution or deemed distribution which is currently taxable.

Exchanges:  Section 1035 of the Code permits  certain income  tax-free  exchanges of life insurance  policies.  You must comply with various  requirements  for such  exchanges to be treated as tax-free,  which  include,  but are not limited to: (a) the need for the insured to be the same  individual  or  individuals  before and after the  exchange;  (b) the need for the  owner(s)  to be the same before and after the  exchange;  and (c) the need to have the Debt on a Policy as of the date all premium is  received  equal to any outstanding  indebtedness  on the life  insurance  exchanged  for the Policy.  If you exchange a life  insurance  policy  considered entered into before June 21, 1988 and which is not a modified  endowment  contract,  we believe the new policy generally will not be treated as a modified  endowment  contract if no additional  premium is paid. For those  Policies not treated as modified  endowment contracts,  we believe that loans are not treated as distributions  and withdrawals are deemed to come first from your investment in the policy.  In addition,  we believe that the  aggregation  rules as well as the tax treatment of  assignments,  pledges and gifts, noted above,  would not apply.  However,  we cannot  guarantee  this tax treatment and advise you to consult your tax advisor before exchanging any existing life insurance policy.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code for such  transactions.  In addition,  please be cautioned  that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance  policy,  particulary as to the  subsequent  methods to be used to test for  compliance  under the Code for both the  definition  of life  insurance  and the definition of a modified endowment contract.

As of the date of this  Prospectus,  we continue  to report  partial  surrenders  of life  insurance  policies as subject to current taxation to the extent of any gain.  However,  we may change our  reporting  procedures to treat  certain of these  transactions  as partial  1035  exchanges.  Should we do so, we  reserve  the right to report  transactions  that may have been  designed  to receive partial 1035 exchange  treatment as partial  surrenders  subject to current  taxation if we, as a reporting and  withholding  agent, believe that we would be expected to deem a transaction to be abusive.

Transfers between investment  options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable life  insurance  policy will not be treated as life insurance for tax purposes if persons with ownership  rights have excessive  control over the  investments  underlying  such a policy.  Such guidelines may or may not  address the number of  investment  options or the number of  transfers  between  investment  options  offered.  It is not known whether such guidelines,  if in fact  promulgated,  would have retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on transfers  between the investment  options of the Policy offered  pursuant to this  Prospectus.  We will take any action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death benefit is paid to an individual two or more  generations  younger than the policy holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from tax on all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will deduct from your Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are  required to pay.  You should  consult  with  competent  tax  counsel  for more  information  on  generation  skipping transfers.

Diversification:  Section  817(h)  of the Code  provides  that a  variable  life  insurance  policy,  in order  to  qualify  as life insurance,  must  have an  "adequately  diversified"  segregated  asset  account  (including  investments  in a  mutual  fund by the
segregated  asset  account  of  insurance  companies).   The  Treasury   Department's   regulations  prescribe  the  diversification
requirements  for variable  life  insurance  policy.  We expect the  underlying  mutual fund  portfolios to comply with the terms of these regulations.

Withholding:  Section  3405 of the Code  provides  for Federal  income tax  withholding  on the portion of a  distribution  which is includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend upon the nature of the  distribution.  However, under most  circumstances  a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.  A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts that  otherwise  would be payable to the  Beneficiary as a result of an Insured's death can qualify for the same tax-free  treatment as death benefits if certain  requirements  are met.  These include  requirements regarding the terminal  illness of the Insured.  We believe  payments under the provisions of the  accelerated  death benefit of the
Policy will meet the  requirements  of the Code and the  regulations  in order to qualify as  tax-free  payments.  A  qualified  tax advisor  should be consulted as to any federal gift and estate tax  consequences  of an Owner's  exercise of the  Accelerated  Death
Benefit provision and payment of the proceeds under this provision to the Insured or other parties.

Survivorship  Policies:  The Code does not  directly  address  how certain  features of a policy  paying on the death of a surviving insured  should be  treated.  We  believe  such a policy  should be  treated as other  life  insurance  policies,  but there is some uncertainty  as to whether that is the case. If the surviving  Insured is an Owner,  the Death  Proceeds  payable as a result of the death of the last  surviving  Insured  generally  will be treated as part of the Owner's  estate for purposes of the Federal  estate tax. If the  surviving  Insured was not an Owner,  the  replacement  cost of the Policy would be included in the estate of the Owner upon his or her death and Death  Proceeds  payable as a result of the death of the surviving  Insured are includible in the person's estate if the proceeds  are payable to or for the benefit of that  person's  estate or if the  surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard Risk Classes:  The Code provides limited guidance on the proper tax treatment of policies issued on a substandard  basis
(i.e.  those in a substandard  risk class).  The Code limits the amount we can charge for mortality  costs and other expenses we use when we calculate  whether your Policy  qualifies as life  insurance  under the Code.  We are required to base our  calculations  on reasonable  mortality  and other  charges  reasonably  expected to be paid.  We believe that the charges used for your Policy should meet the current  requirement  for  "reasonableness."  However,  we reserve the right to make changes to the current and  guaranteed mortality  charges and factors used to determine the Required Death Benefit,  if new regulations or guidance is issued that requires a change to ensure  that your  Policy  qualifies  as life  insurance  under the Code.  This  could  result in a change in your Death
Benefit and/or the return of a portion of your premiums and the earnings thereon.  We will continue to monitor this situation.

Other Taxes:  Amounts  received or deemed  received  from a Policy that may be subject to Federal  income tax also may be subject to state income  taxes.  The fair market value of a Policy or the Death  Proceeds may be included  under  certain  circumstances  in an estate for purposes of state  inheritance  taxes or Federal  estate taxes.  Federal estate and gift taxes are integrated for various purposes.  An unlimited  marital  deduction may apply for purposes of Federal  estate and gift taxes,  which would allow deferral of taxes until the death of the surviving spouse.

                                                      MISCELLANEOUS PROVISIONS

TRANSFERS, ASSIGNMENTS, PLEDGES
Generally,  your  rights in a Policy may be  transferred,  assigned  or pledged at any time.  These  transactions  may be subject to income taxes and certain  penalty  taxes.  You may transfer,  assign or pledge your rights to another  person at any time,  prior to the death  upon  which the Death  Benefit is  payable.  You must  request a  transfer  or  provide  us a copy of the  assignment  In
Writing.  A transfer  or  assignment  is  subject  to our  acceptance.  We will not be deemed to know of or be  obligated  under any assignment  prior to our receipt and  acceptance  thereof.  We assume no  responsibility  for the  validity  or  sufficiency  of any assignment.

INCONTESTABILITY
We may not contest the validity of a Policy after it has been in effect during the  Insured's  lifetime for two years from the Issue
Date.  If there are two  Insureds,  this  applies to the  lifetime of either  Insured.  If the Policy is  reinstated,  to the extent permitted  by law,  we may not  contest  the  validity  of a Policy  after it has been in effect  for two years from the date of the reinstatement.

SUICIDE
If an Insured  commits  suicide within two years of the Issue Date (or whatever  maximum period is permitted  under law) or the date of a reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding  Debt and any partial withdrawals; or (b) the Cash Value.  All other requirements as to calculation and payment of Death Proceeds will apply.

MISSTATEMENT
If there has been a  misstatement  of age or gender of an Insured,  all values under the Policy,  including  the amount of the Death
Proceeds,  will be  recalculated  from the Issue Date of the Policy based on the correct age and gender.  We will do so as specified in the Policy and as permitted by law.

BACKDATING
Depending on your Age at the time you apply for a Policy, it may be advantageous to have the Policy Date be earlier than the Issue
Date.  This is known as "backdating."  Doing so may enable you to qualify for lower cost of insurance charges.  We only permit backdating if:  (a) doing so will qualify you for a lower cost of insurance charge; and (b) the Policy Date is no earlier than the date the Application is signed and in no case more than 90 days before the Issue Date.  If you elect backdating, on the Issue Date we will deduct charges that would have been deducted as of the Policy Date and any Monthly Processing Dates between the Policy
Date and the Issue Date.  To the extent permitted by law, we do not guarantee any increase in the Account Value for the period between the Policy Date and the Issue Date.  However, we also reserve the right, to the extent permitted by law, to credit you a fixed rate of interest for such period.

PRICING TRANSACTIONS
We "price"  charges,  transfers,  distributions  and payments on the date indicated  below.  If such  transactions  are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

|X|      "Scheduled"  transactions such as monthly  deductions,  transfers and distributions are "priced" according to the next Unit
     Price computed after the date such  transactions are scheduled to occur.  However,  if a transaction is "scheduled" to occur on a day other than a Valuation  Day,  such  transaction  will be processed  and priced on the next  Valuation  Day  following the scheduled transaction.  "Scheduled"  transactions include, but are not limited to, all charges deducted on a Monthly Processing
     Date,  equalization  of Debt and the Account Value in the Loan Account on a Policy  Anniversary,  transfers under a dollar cost averaging  program or transfers  previously  scheduled with us at our Office as part of any  rebalancing,  asset  allocation or similar program, or any program of scheduled distributions.

|X|       "Unscheduled"  transactions such as transfers,  loans or partial withdrawals that are not subject to the medically-related waiver provision are "priced"  according to the next Unit Price computed after we receive the request for such  transactions at our Office.  "Unscheduled"  transfers  include any  transfers  processed in  conjunction  with any market  timing  program,  or transfers not previously  scheduled with us at our Office  pursuant to any  rebalancing,  asset  allocation or similar  program which  you  employ  or  you  authorize  to be  employed  on  your  behalf.  "Unscheduled"  transfers  received  pursuant  to an authorization to accept transfer  instructions  using voice or data  transmission over the phone are priced as of the Valuation
     Period we receive the request at our Office for such transactions.  We price unscheduled  payments sent to us as of the date we receive such amounts at our Office.  These include loan  repayments,  payments to keep a Policy in effect during a grace period or a reinstatement payment.

|X|      We price surrenders,  withdrawals  subject to the  medically-related  waiver provision,  accelerated death benefit payments and payment of Death Proceeds as of the date we receive at our Office all materials we require for such  transactions  and such materials are satisfactory to us.

DELAYING TRANSACTIONS
We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a period not to exceed the lesser of six (6) months or the  period  permitted  by law.  If we defer a  distribution  or  transfer  from any Fixed
Allocation  or any payment under a settlement  option for more than thirty days,  or less where  required by law, we pay interest at the minimum  rate  required  by law but not less than 3% per year on the amount  deferred.  We may defer  payment of proceeds of any distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar days from the date the  transaction is effected.  This is a delay in payment only, and is not a delay in the pricing of any such  distribution  or transfer.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures,  including  distributions,  based on the valuation of the Sub-accounts  may be postponed during the period:  (1) the
New York Stock  Exchange  is closed  (other  than  customary  holidays  or  weekends)  or trading on the New York Stock  Exchange is restricted as determined by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC determines  that an emergency exists making valuation or disposal of securities not reasonably practical.

REPORTS
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your consent, to provide any prospectus,  prospectus supplements,  confirmations,  statements and reports required by applicable law or  regulation  to you through our Internet  Website at  http://www.americanskandia.com  or any other  electronic  means,  including diskettes or CD ROMs.  We send a  confirmation  statement to you each time an  unscheduled  transaction  is made  affecting  Account
Value. Such transactions will generally include changes in investment  allocation or transfers among investment  options,  loans and loan repayments,  partial  surrenders or withdrawals,  and any charges associated with such unscheduled  transactions.  We also send quarterly  statements  detailing  the  activity  affecting  your  Policy  during the prior  quarter,  including  all  scheduled  and unscheduled  transactions.  To the extent  permitted  by law,  some types of  scheduled  transactions  will only be  confirmed  on a quarterly basis.  Such transactions will generally  include those  pre-authorized  charges deducted on the Monthly  Processing Date.
You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

You should review the information in these  statements  carefully.  Any errors or corrections on  transactions  for your Policy must be  reported  to us at our  Office as soon as  possible  to assure  proper  crediting  to your  Policy.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate  unless you notify us otherwise  within 30 days from the date you receive  the  confirmation.  For  transactions  that  are  first  or only  confirmed  on the  quarterly  statement,  we  assume  all transactions  are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  We may also send an annual report and a semi-annual report containing  applicable  financial  statements for the Separate Account and the Portfolios, as of December 31 and June 30,  respectively,  to you or, with your prior  consent,  make such  documents  available  electronically through our Internet Website or other electronic means.

ENTIRE CONTRACT
For any Policy  issued,  the entire  contract  between you and us includes  the Policy  form and any of the  following  which may be attached  to the  Policy:  riders  or  endorsements,  the copy of any  Application  and  endorsements.  All  statements  made in any
Application  are deemed to be  representations  and not  warranties.  No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our  President,  one of our Vice  Presidents  or our Secretary  may change or waive any  provisions of a Policy.  Any change or waiver must be In Writing.  To the extent  permitted by law, we are not bound by any promises or  representations  made by or to any other person.

LEGAL MATTERS
Counsel for American Skandia Life Assurance Corporation has passed on the legal matters relating to the offering of these Policies.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary  course of  business,  and know of no material  claims.  American  Skandia and its  affiliates  are involved in pending and threatened  legal  proceedings  in the normal course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a  material  adverse  affect on the  Separate  Account,  or  American  Skandia's  ability  to meet its obligations under the Policy, or on the distribution of the Policy.

INDEPENDENT AUDITORS
The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period  ended  December  31,  2002,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account F at  December  31,  2002 and for each of the three  years in the period  ended  December  31,  2002, appearing in this Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors, as set forth in their reports thereon appearing  elsewhere in this registration  statement,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

ILLUSTRATIONS
It is impossible to illustrate  exactly how a Policy will perform in the future.  However,  you may better  understand  how a Policy works, and may be able to better compare a Policy with other life insurance plans,  using  hypothetical  illustrations  based on the personal  characteristics  of the  Insured(s)  as well as certain  assumptions  about the future.  The Company  will  furnish,  upon request and at no charge,  a personalized  hypothetical  illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es) of the  Insured(s);  (c) the gender of the  Insured(s),  where  permitted;  and (d) the Face
Amount you seek or the amount of Premium  you intend to pay.  Where  applicable,  the  Company  will also  furnish  upon  request an illustration for a Policy that is not affected by the sex of the Insured.

HOW TO CONTACT US

You can contact us by:
|X|      calling 1-888-554-3348.
|X|      writing to us via regular  mail at American  Skandia - Variable  Life  Insurance,  P.O. Box 7040,  Bridgeport,  Connecticut
         06601-7040 or for express mail American  Skandia - Variable Life  Insurance,  One  Corporate  Drive,  Shelton,  Connecticut
         06484.  NOTE:  Failure to send mail to the  proper  address  may result in a delay in our  receiving  and  processing  your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.

We may  require  that you  provide  us with  proper  identification  before  we  release  information  about  your  Policy or accept instructions  received over the phone, the Internet or via any other  electronic  means. We may require that you provide your Social
Security or tax  identification  number.  We also may require you to present the personal  identification  number ("PIN") we provide you after we issue a Policy.  To the extent  permitted  by law or  regulation,  neither we nor any person  authorized  by us will be responsible  for any claim,  loss,  liability or expense in connection  with a transaction,  including but not limited to a transfer between  investment  options,  over the phone, the Internet or via any other electronic means.  However,  this will only be the case if we or such  authorized  person acted:  (a) in good faith  reliance that you  authorized  the  transaction;  and (b) on reasonable procedures to identify you or your designee  through a number of  verification  methods.  These methods may include  recording phone conversations,  requesting Social Security or tax identification  numbers,  PINs, confirming  electronic mail addresses,  or similar means.  We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may  require  that you submit  forms In Writing for certain  transactions.  We require the written  consent of all Owners for any transaction for which we require the Owner's written consent.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Policy  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other  form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times.  Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed.  American Skandia reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

                                APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The following are  hypothetical  illustrations  of the impact of payments  made to the Insured under the  accelerated  death benefit provision of the Policy.  The first hypothetical  illustration  assumes the Insured is a female, age 45 and is in the preferred risk class as of the Policy Date.  The second  hypothetical  illustration  assumes the Insured is a male,  age 65 and is in the preferred risk class as of the Policy Date.  The following other assumptions apply to both hypothetical illustrations:

1.       The Premium paid was $20,000.
2.       The Accelerated Death Benefit provision is exercised as of the 10th Policy Anniversary.
3.       The  investment  options in which Account  Value was  allocated  have grown at a  hypothetical  average  annual net rate of return of 8% since the Issue Date.
4.       There have been no loans or loan repayments.
5.       No amounts have been withdrawn.
6.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.
7.       The 12-month  interest rate discount used in the  calculation of the benefit  assumes  interest at 6% per year,  compounded yearly.

The following are various policy values immediate before and after the accelerated death benefit is paid:

                                                                  ------------------------- -------------------------
                                                                       FEMALE AGE 45              MALE AGE 65
                                                                        (NO TOBACCO)              (NO TOBACCO)
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $31,143                   $30,674
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $31,143                   $30,674
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $28,029                   $27,607
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $96,544                   $41,740
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $29,785                   $29,381
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated Death Benefit                     $22,770                    $9,844
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $23,357                   $23,005
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $23,357                   $23,005
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $21,022                   $20,705
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit After the Accelerated Death Benefit is             $72,408                   $31,305
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $22,339                   $22,036
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                                          APPENDIX B - EXAMPLE OF REQUIRED DEATH BENEFITS

The following are  representative  examples of the factors on the Policy Date for different Ages, genders and tobacco usage classes, as well as the amount of the Required  Death Benefit if the Account  Value is $100,000.  These  examples  assume that the Insured is placed in the preferred risk class (see "BUYING A POLICY - How do I buy a Policy?" for a description of risk classes.)

         Female, Age 55, not a tobacco user:
         The factor is 3.13.  $100,000 multiplied by 3.13 results in a Required Death Benefit of $313,000.

         Male, Age 60, a tobacco user:
         The factor is 1.80.  $100,000 multiplied by 1.80 results in a Required Death Benefit of $180,000.

         Female, Age 70, a tobacco user:
         The factor is 1.57169.  $100,000 multiplied by 1.57169 results in a Required Death Benefit of $157,169.

         Male, Age 75, not a tobacco user:
         The factor is 1.43.  $100,000 multiplied by 1.43 results in a Required Death Benefit of $143,000.

As noted above,  the factors  depend on the gender  (where  permitted),  tobacco  usage  class,  risk class and attained Age of each
Insured.  The gender and risk class of the Insured  generally  does not change  after the Policy Date.  Therefore,  the only element that changes the factor after the Policy Date is the aging of the  Insured(s),  unless the Insured(s)  applies for and we agree to a change in rating or tobacco usage class.

                            APPENDIX C - PRIOR POLICY AND SALE OF PRIOR POLICIES TO NEW JERSEY RESIDENTS

------------------------------------------------------------------------------------------------------------------------------------
Between May 5, 1998 and October 1, 2001 American  Skandia issued a modified single premium  variable life insurance policy under the marketing name "American Skandia Trophy" ("AS Trophy").  The policy is no longer being issued in those  jurisdictions  from which we have received  regulatory  approval of the American Skandia SPVLI ("AS SPVLI") policy.  We are continuing to issue the Trophy policy in those  jurisdictions  from which we have not received  regulatory  approval of the AS SPVLI policy. The AS Trophy policy is still offered to residents of the State of New Jersey.  The State of New Jersey  requires that certain  provisions of the AS Trophy policy be modified in accordance  with state law. The principle  differences  between the AS SPVLI policy  offered by this  Prospectus  and the Trophy policy are described below, as well as the additional modifications to AS Trophy for New Jersey residents.
------------------------------------------------------------------------------------------------------------------------------------

                                                    GLOSSARY OF IMPORTANT TERMS

ACCOUNT VALUE is the value of your allocation to each Sub-account and any Fixed  Allocation,  plus any earnings and less any losses, distributions and charges thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any distributions and charges  thereon,  all before  assessment  of any  contingent  deferred  sales charge,  contingent  deferred tax charge or Debt.
Account  Value is determined  separately  for each  Sub-account  and each Fixed  Allocation,  as well as for any amounts in the Loan
Account, and then totaled to determine the Account Value of your entire Policy.

CASH VALUE is the Account Value less any contingent deferred sales charge, contingent deferred tax charge and Debt.

MATURITY  DATE is the  Policy  Anniversary  immediately  following  the  Insured's  95th  birthday,  or if there  are two  Insureds, immediately  following the 95th birthday of the younger Insured,  or what would have been the younger Insured's 95th birthday if the younger Insured predeceases the older Insured.

                                                          SUMMARY OF COSTS

The  following  table  provides a summary of the costs you will incur if you  surrender  the Policy or transfer  Account Value among investment options.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           TRANSACTION COSTS
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------- ------------------------------
                  COST                                            WHEN DEDUCTED                                 AMOUNT DEDUCTED/
                                                                                                               DESCRIPTION OF COST
----------------------------------------- --------------------------------------------------------------- ------------------------------
----------------------------------------- --------------------------------------------------------------- ------------------------------
Contingent Deferred Sales Charge*                          Upon Surrender or Withdrawal                               7.75%
                                          (Percentage of Premium deducted in Policy Years 1 through 10)
----------------------------------------- --------------------------------------------------------------- ------------------------------
----------------------------------------- --------------------------------------------------------------- ------------------------------
Contingent Deferred Tax Charge**                           Upon Surrender or Withdrawal                               2.25%
                                          (Percentage of Premium deducted in Policy Years 1 through 10)
----------------------------------------- --------------------------------------------------------------- ------------------------------
----------------------------------------- --------------------------------------------------------------- ------------------------------
Transfer Fee                                         After the 20th transfer each Policy Year                        $10.00
----------------------------------------- --------------------------------------------------------------- ------------------------------
----------------------------------------- --------------------------------------------------------------- ------------------------------
Loan Interest Rate                                      When a loan is taken on the Policy
                                                (Deducted per year, compounded yearly, in arrears)                    6.0%
----------------------------------------- --------------------------------------------------------------- ------------------------------

*    The following are the contingent deferred sales charges (as a percentage of Premium) upon surrender or withdrawal.

--------- ------- ------- ------ ------- ------- ------ ------- ------- ------
   1        2       3       4      5       6       7      8       9      10+
--------- ------- ------- ------ ------- ------- ------ ------- ------- ------
--------- ------- ------- ------ ------- ------- ------ ------- ------- ------
 7.75%    7.50%   7.25%   6.50%  5.75%   5.00%   4.25%  3.50%   2.75%   0.00%
--------- ------- ------- ------ ------- ------- ------ ------- ------- ------

**   The following are the contingent deferred tax charges (as a percentage of Premium) upon surrender or withdrawal.

--------- ------- ------- ------ ------- ------- ------ ------- ------- ------
   1        2       3       4      5       6       7      8       9      10+
--------- ------- ------- ------ ------- ------- ------ ------- ------- ------
--------- ------- ------- ------ ------- ------- ------ ------- ------- ------
 2.25%    2.00%   1.75%   1.50%  1.25%   1.00%   0.75%  0.50%   0.25%   0.00%
--------- ------- ------- ------ ------- ------- ------ ------- ------- ------

The  following  table  provides a summary of the periodic  cost you will incur while you own the Policy,  excluding  the  underlying mutual fund Portfolio annual expenses.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                         PERIODIC POLICY COSTS
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
              COST                          WHEN DEDUCTED                                    AMOUNT DEDUCTED/
                                                                                            DESCRIPTION OF COST
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Sales Charge                        Monthly for the 1st 10 Policy                   0.40% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
Cost of Insurance1                             Monthly                     Minimum                Maximum            Representative2

                                     (Pro-rata from the variable
                                    and fixed investment options
                                    in which you maintain Account
                                               Value)
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
                                                                    $1.01 per $1,000 Net    $311.27 per $1,000      $14.26 per $1,000
                                                                     Amount at Risk per     Net Amount at Risk     Net Amount at Risk
                                                                         year for a           per year for a         per year for a
                                                                         20-year-old            94-year-old            65-year old
                                                                      female/no tobacco        male/tobacco         female/no tobacco

                                                                                                                    $22.25 per $1,000
                                                                                                                   Net Amount at Risk
                                                                                                                     per year for a
                                                                                                                   65-year-old male/no
                                                                                                                         tobacco
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Mortality and Expense Risk Charge               Daily                         0.90% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Administration Fee                              Daily                         0.25% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Maintenance Fee                                Monthly                  $2.50 per month unless Account Value is $75,000 or greater
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Tax Charge                          Monthly for the 1st 10 Policy                   0.25% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------

1.   The charges shown above are based on guaranteed maximum cost of insurance rates,  which depend on Age, gender,  tobacco use and rate class.  They may not be  representative  of the charge that you will pay. You may request a personalized  illustration  of the charge by calling us at 1-888-554-3348.
2.   The  representative  purchasers  for  Policies  issued on a single life basis are a Male and Female,  Age 65, who are in the no tobacco use class.

PURCHASING A POLICY

Age Restrictions: The Insured may not be less than Age 20 or older than Age 90 on the Policy Date.

For residents of the State of New Jersey the Insured may not be less than Age 20 or older than Age 83 on the Policy Date.

Reinstatement:  You may apply for  reinstatement  of the Policy if it lapses.  We must  receive this  application  In Writing at our
-------------
Office within three years of the date the lapse  occurred as measured from the end of the grace period.  We may require  evidence of insurability  satisfactory  to us. In order to reinstate your Policy,  you also must pay us a  reinstatement  amount,  including any applicable charges.

DEATH BENEFIT

What is the Required  Death Benefit?  The Required Death Benefit is the minimum amount that must be payable at the Insured's  death, before  reduction  for any Debt,  for the Policy to be treated as life  insurance  under the Code.  The  Required  Death  Benefit is determined by treating the Account  Value as if it were a net single  premium.  We determine the Required  Death Benefit by dividing the Account  Value by factors that are  determined  as of the Policy Date.  These  factors vary by the attained  Age,  gender (where permitted),  tobacco  usage class and risk class of each  Insured.  When there are two  Insureds,  the factors used to determine the
Required Death Benefit are based on an actuarial derivation of the factor applicable for each Insured.

For residents of the State of New Jersey the following is added to the section entitled: "How is the Death Benefit determined?":
The Death  Proceeds  will  include  any  monthly  amount  deducted  during the period  between  the date of death and the date Death
Proceeds become payable to the Beneficiary.

ACCELERATED DEATH BENEFIT

For  residents of the State of New Jersey the  following  sentences  replace the fourth  sentence in the section  entitled "How do I qualify for an Accelerated Death Benefit?" in the Prospectus:
Our requirements  include,  but are not limited to, satisfactory proof to us In Writing that the Insured (the last surviving Insured if there are two Insureds)  became  terminally ill, as defined in your Policy prior to or after the Issue Date of the Policy or as a result of an accident that occurred prior to or after the Issue Date of the Policy.

COSTS

What are the  transaction  costs and when are they deducted?  We assess three types of transaction  costs - the contingent  deferred sales charge, the contingent deferred tax charge and the transfer fee - only under certain circumstances.

Contingent  deferred  sales  charge:  The  contingent  deferred  sales charge is a percentage of the Premium  being  surrendered  or
-----------------------------------
withdrawn  that is deducted  during the first nine (9) Policy Years (See "Partial  Withdrawals  and  Surrender" in this Appendix for more details).  The contingent  deferred sales charge applies to withdrawals of Premium,  not  withdrawals of Growth,  as defined by our rules.  The  contingent  deferred  sales charge  reimburses  us for expenses  related to sales and  distribution  of the Policy, including  commissions,  marketing  materials  and  other  promotional  expenses.  It may be  assessed  at the  time of any  partial withdrawal or surrender,  unless the Policy qualifies for a  medically-related  waiver of these charges, as discussed in the section of this Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

        --------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
        Policy Year              1         2         3         4         5        6         7         8         9        10+
        --------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
        --------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
        Percentage (%)        7.75%      7.50%     7.25%     6.50%     5.75%    5.00%     4.25%     3.50%     2.75%       0
        --------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

Exception to contingent  deferred sales charge:  From time to time, and to the extent  permitted by law, we may reduce the amount of
----------------------------------------------
the sales charge and the contingent  deferred sales charge,  the period during which such charges apply,  or both, when Policies are sold to persons or groups of persons in a manner that  reduces  sales  expenses.  We would  consider  such  factors as: (a) the size and type of group; (b) the amount of Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

No sales charge or contingent  deferred  sales charge is imposed  when, as of the Policy Date,  the Owner or the Insured of a Policy
issued pursuant to this Prospectus is a member of a designated  class,  including:  (a) any parent company,  affiliate or subsidiary of ours;  (b) an  officer,  director,  employee,  retiree,  sales  representative,  or in the case of an  affiliated  broker-dealer, registered  representative  of such  company;  (c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director, officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing, legal and/or administrative services  to an  underlying  mutual  fund  or  any  affiliate  of  such  firm;  (e) a  director,  officer,  employee  or  registered representative  of a  broker-dealer  or insurance  agency that has a then current  selling  agreement  with us and/or with  American
Skandia Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized  representative of any firm providing us or our affiliates with regular legal, actuarial, auditing,  underwriting,  claims,  administrative,  computer support, marketing, office or other  services;  (g) the then  current  spouse of any such person  noted in (b)  through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i) the  child(ren)  or other legal  dependent  under the age of 21 of any such person noted in (b)
through (h); and (j) the siblings of any such persons noted in (b) through (h) above.

You must  notify us at the time you  apply for the  Policy if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the  designated  class.  Failure to inform us that you qualify as a member of the designated  class may result in your Policy being subject to the contingent  deferred sales charge and sales charge as described above.

Contingent  deferred tax charge:  The contingent  deferred tax charge is a percentage of the Premium being  surrendered or withdrawn
-------------------------------
that is deducted  during the first nine (9) Policy Years.  The  contingent  deferred tax charge  applies to  withdrawals of Premium, not withdrawals of Growth,  as defined by our rules.  The contingent  deferred tax charge  reimburses us for expenses related to the unamortized  portion of the state  premium  tax.  It is  assessed at the time of any partial  withdrawal  or  surrender,  unless the
Policy  qualifies  for a  Medically-Related  Waiver of these  charges,  as  discussed  on the  section  of the  Prospectus  entitled
"Medically-Related Waiver."  The percentages are as follows:

         -------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
         Policy Year             1         2         3         4         5        6         7         8         9        10+
         -------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
         -------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
         Percentage (%)        2.25%     2.00%     1.75%     1.50%     1.25%    1.00%     0.75%     0.50%     0.25%       0
         -------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

What are the periodic Policy costs and when are they paid?  We assess six types of periodic Policy costs, which include the sales charge, the cost of insurance charge, the mortality and expense risk charge, the administration charge, the maintenance fee and the tax charge.

Sales  charge:  We deduct the sales  charge  monthly  during the first ten (10) Policy  Years.  It is a  percentage  of your Account
-------------
Value and is the  equivalent of 0.40% per year. We deduct this charge from your Account  Value on each Monthly  Processing  Day. The charge is a percentage of your then current Account Value.  This charge  compensates  American Skandia for expenses related to sales and distribution of the Policy, including commissions, marketing materials and other promotional expenses.

There are certain  circumstances  which may result in  reduction  or  elimination  of the sales  charge.  These are exactly the same circumstances  that may result in reduction or elimination of the contingent  deferred sales charge,  as described above in response to the question "What are the transaction costs and when are they deducted?"

Cost of insurance  charge:  We deduct the cost of insurance  charge from your Account  Value,  in advance,  each Monthly  Processing
-------------------------
Day,  pro-rata from the variable and fixed  investment  options in which you maintain  Account Value.  The charge is a percentage of your then current Account Value.  The cost of insurance charge is intended to compensate  American  Skandia for providing  insurance protection  under the Policy.  The cost of insurance  charge is not a constant  dollar  amount,  in part because it is deducted as a percentage  of your Account  Value.  The  percentage  of your Account Value that we charge  differs  depending on four factors:  (1)
whether we issue the Policy on the life of one Insured or two  Insured's;  (2) the Age(s) of the  Insured(s)  as of the Policy Date;
(3) the gender of the Insured(s),  where permitted;  and (4) the tobacco usage class(es) of the Insured(s).  We reserve the right to also have the  percentage  decrease  based on the size of the  Premium.  We do not  deduct a charge for cost of  insurance  once the
Insured reaches Age 100.

The actual charge is a monthly  charge.  The  breakdown of the annual cost of insurance  charge we deduct from your Account Value is shown below for a Policy  issued for one  Insured.  The  charges may change if we are  required by law to charge the same amount for males and females.  For purposes of this and the succeeding table, "Age" is as of the Policy Date.

                           ----------------------------- -----------------------------------------------------------
                                    Risk Class                             Cost of Insurance Rate
                                                                     (annual charge - deducted monthly)
                           ----------------------------- -----------------------------------------------------------
                           ----------------------------- ----------------------------- -----------------------------
                                                               Issue Ages 20-69              Issue Age 70 -90
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Male / No Tobacco                        0.55%                         0.90%
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Male /Tobacco                            0.90%                         1.25%
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Female / No Tobacco                      0.40%                         0.75%
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Female -/Tobacco                         0.75%                         1.10%
                           ----------------------------- ----------------------------- -----------------------------

If the Policy is issued for two  Insureds,  the yearly  percentages  of the Account  Value we deduct for the cost of insurance  will depend on the tobacco  usage classes of the Insureds.  The following are examples of applicable  charges as of the Policy Date.  The charges will be different if we are required by law to charge the same amount for males and females.

                           ------------------------------------------- ---------------------------------------------
                                           Risk Class                             Cost of Insurance Rate
                                                                            (annual charge - deducted monthly)
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female No Tobacco                              0.25%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female Tobacco                                 0.30%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female No Tobacco                                 0.30%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female Tobacco                                    0.35%
                           ------------------------------------------- ---------------------------------------------

Mortality and expense risk charge:  We assess a mortality and expense risk charge  against the assets in the Separate  Account.  The
---------------------------------
mortality and expense risk charge is 0.90% per year.  We assess this charge each  Valuation  Period  against the daily value of each
Sub-account.

The mortality and expense risk charge is assessed for mortality and expense risk.  The mortality  risk American  Skandia  assumes is that the  Policy's  cost of  insurance  charge  will be  insufficient  to pay claims and that the  insured  will not live as long as expected.  The expense risk we assume is that the  expenses  incurred in issuing,  distributing  and  administering  the Policy will exceed the administration charge.

In summary,  the charges cover the risk that our assumptions  about the mortality risks and expenses under this Policy are incorrect and that we have agreed not to increase these charges over time despite our actual costs.

Tax charge:  We deduct the tax charge  during the first ten (10) Policy  Years.  It is a percentage of your Account Value and is the
----------
equivalent  of 0.25% per year.  We deduct  this  charge  from your  Account  Value  each  Monthly  Processing  Day.  The charge is a percentage of your then current Account Value.  The tax charge  reimburses  American  Skandia for the state premium taxes it pays on contracts  which remain in force for nine years. If you surrender your Policy or take a partial  withdrawal,  we deduct a contingent deferred tax charge, as described above in response to the question "What are the transaction costs and when are they deducted?"

ACCOUNT VALUE AND CASH VALUE

What is the Account  Value?  The Account  Value is the value of a Policy  before any deduction  for any  contingent  deferred  sales charge,  contingent  deferred tax charge or Debt. It is the total of the Account Value  allocated to each  Sub-account and any Fixed
Allocation plus any Account Value in the Loan Account.  You may allocate  Account Value to the variable  investment  options,  which are each of the Sub-accounts of the Separate Account,  or to Fixed  Allocations.  Any portion of the Account Value maintained in the
Loan Account serves as collateral for outstanding Policy loans.

What is the Cash Value?  The Cash Value is the total Account Value less any contingent  deferred sales charge,  contingent  deferred tax charge and Debt.

CASH VALUE CREDITS

How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash Value
of your Policy must equal or exceed 200% (2X) of the Premiums  you have paid as of the Policy  Anniversary  date.  Whether your Cash
Value meets or exceeds the trigger depends on the investment  performance of the investment options,  partial withdrawals,  Debt and whether you pay back any loans or loan  interest.  Please note,  even if your Account Value is greater than the Cash Value  trigger, you may not have  reached  the  trigger  amount,  since  the Cash  Value may be less than the  Account  Value due to the  contingent deferred sales charge, the contingent deferred tax charge and any Debt.

For residents of the State of New Jersey the following provisions apply for Cash Value Credits:
How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash Value
of your  Policy  must equal or exceed the  Premiums  you have paid as of the  Policy  Anniversary  date you  qualify  plus  $50,000.
Whether your Cash Value meets or exceeds the trigger  depends on the  investment  performance  of the  investment  options,  partial withdrawals,  Debt and whether you pay back any loans or loan  interest.  Please note,  even if your  Account  Value is greater than the Cash Value  trigger,  you may not have  reached the  trigger  amount,  since the Cash Value may be less than the  Account  Value because the Cash Value assumes that you surrender the Policy and are subject to the  contingent  deferred  sales charge,  as well as deducting for any Debt.

If you surrender  your Policy or the Death Benefit  becomes  payable and, on the date that we process the surrender or calculate the
Death  Proceeds,  your Cash Value equals or exceeds the Cash Value Trigger,  we will add a pro rata portion of the amount that would have been payable as a Cash Value Credit based on the portion of the Policy Year that has elapsed.

For  example,  assume you have made  premium  payments  equal to $50,000 and your Cash Value is  $100,000.  Further  assume that you decide to  surrender  the  policy in Policy  Year 6 when the  Contingent  Deferred  Sales  Charge is equal to 5% and the  Contingent
Deferred  Tax Charge is 1%. The Cash Value of the  Policy  would be  $107,000  ($110,000  minus  $3,000 for the  combination  of the
Contingent  Deferred  Sales  Charge and the  Contingent  Deferred  Tax  Charge).  Since the Cash Value of the Policy is greater than
Premium  plus  $50,000,  the  Policy  would  qualify  for a pro rata  portion  of the Cash  Value  Credit.  Assuming  the Policy was
surrendered  exactly in the middle of Policy Year 6, on surrender  your Cash Value would be increased by the pro rata portion  (1/2)
of the 0.25% multiplied by the Cash Value of the Policy.

LOANS

How much is available for a loan?  The maximum  amount  available as a loan is equal to 90% of your current Cash Value.  The minimum amount you may borrow is $500.00.

For  residents  of the State of New Jersey the  following  section  replaces  the section in the  Prospectus  entitled  "How much is available for a loan?"
The maximum amount available as a loan is equal to 75% of your current Cash Value.

Can I take a loan on an  exchange?  Subject to our rules,  we will  establish  a loan on a Policy  that you  purchase  as part of an exchange  that is not subject to current  taxation  in  accordance  with  Section  1035 of the Code.  The amount of the loan will be equal to the loan that was in effect  before you  surrendered  your  prior  policy.  Under our rules we will,  among  other  things, increase  the Account  Value as of the Policy Date by the amount of the loan and  allocate  that  portion of the  increased  Account
Value to the Loan Account as collateral  for the loan. By increasing the Account Value,  there will be a  corresponding  increase in the Face Amount and the Required Death Benefit.  In addition,  for purposes of determining the Guaranteed Minimum Death Benefit,  we will deem the  "Premium" to be the amounts paid plus the loan amount as of the Policy Date.  Any  contingent  deferred  sales charge and  contingent  deferred  tax charge will be based on the actual  amounts  received,  not such amounts plus the amount of the loan.
All charges that are  calculated as a percentage of your Account Value will increase  because the Account Value will be increased by the amount of the loan.  Loans  established  as part of a 1035  exchange  will be treated as  "preferred"  loans (See "Loans" in the
Prospectus for a complete description).

PARTIAL WITHDRAWALS AND SURRENDERS

When can I make a partial  withdrawal?  We allow partial  withdrawals  while the Insured is alive up to a maximum of 90% of the Cash
Value.  However,  you may not take a partial  withdrawal  until after the end of the right to cancel period where  permitted by law.
You may not make a partial withdrawal of less than $500.

Is there a charge for a partial  withdrawal?  We charge any applicable  contingent deferred sales charge and contingent deferred tax charge on the  portion of any  partial  withdrawal  that is not treated as a "free  withdrawal"  or for which we waive such  charges under the  medically-related  waiver  provision.  We take these charges  pro-rata from the investment  options in the same manner we take the Account Value as a result of the partial withdrawal.

What  amount can I take as a free  withdrawal?  In any Policy  Year the  maximum  amount  you can take as a free  withdrawal  is the greater of Growth or 10% of the Premium.

         The following examples may help show what this means.  For each example, assume that the Premium was $50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process your partial  withdrawal  is $60,000.  You request a partial withdrawal  of $25,000.  Assume also that you have not  requested  any other  partial  withdrawals  during this Policy
              Year.  The free  withdrawal  amount is the greater of Growth,  which is the current  Account Value  ($60,000) less the
              Premium  ($50,000),  or $10,000,  and 10% of the Premium,  which is $5,000.  Therefore,  we treat  $10,000 as the free withdrawal  portion of this partial  withdrawal.  Assuming  that this partial  withdrawal  request  occurs  during the
              "surrender  charge  period," we would assess the then  applicable  contingent  deferred  sales  charge and  contingent deferred  tax charge on $15,000,  which is the  portion of the partial  withdrawal  that  exceeds the free  withdrawal amount.  The contingent  deferred  sales charge and  contingent  deferred tax charge would apply to the full amount of
              any  subsequent   partial  withdrawal  you  request  during  the  same  Policy  Year  that  was  not  eligible  for  a medically-related waiver.

|X|      Assume the  Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  request for the  "maximum  free withdrawal  amount" is $47,000.  Assume also that you have not  requested any other  partial  withdrawals  during this
              Policy Year. The free  withdrawal  amount is the greater of Growth,  which is the current Account Value ($47,000) less the Premium ($50,000),  or $3,000,  and 10% of the Premium,  which is $5,000.  Therefore,  the maximum free withdrawal amount is $5,000.  Assuming that this partial  withdrawal  request  occurs during the "surrender  charge  period," and there is no subsequent  Growth in that Policy Year, the contingent  deferred sales charge and the contingent  deferred tax charge would apply to any subsequent  surrender or partial withdrawal that Policy Year that was not eligible for a medically-related waiver.

MEDICALLY-RELATED WAIVER

What is a  medically-related  waiver?  A  medically-related  waiver is a waiver of the  contingent  deferred  sales  charge  and the contingent  deferred tax charge that would  otherwise  apply to a partial  withdrawal or surrender.  A  medically-related  waiver is available by rider to the Policy and is currently at no charge to you.

For residents of the State of New Jersey the Medically-Related Waiver provision described in the Prospectus does not apply.

MATURITY

A Policy  "matures" as of the Policy  Anniversary on which the Insured is Age 95. If there are two Insureds,  a Policy  "matures" as of the  Policy  Anniversary  on which the  younger  Insured  is Age 95 or would  have  been Age 95 if the  younger  Insured  is then deceased.  We will pay out the Cash  Value  once the  Policy  matures.  The  Policy  will  then  end,  and we will not have any more obligations  under the Policy.  We may provide a rider,  where permitted by law, that allows the Policy to mature at a later date if there is adequate  guidance  available to us  regarding  the tax  treatment  of all  Policies if we were to permit  extension of the maturity  date.  Should we permit such  extension of the maturity  date,  we advise you to seek tax advice  regarding  your specific circumstances  should you want the Policy to mature at a later  date.  If the Policy is no longer  treated as life  insurance  after any  extension of maturity  date,  gain in the Policy may be taxable to you in the year of the original  maturity  date and all or a portion of the Death Proceeds may be taxable to the beneficiary.

                                                             APPENDIX A
                                       HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT
For residents of the State of New Jersey, you may request a personalized illustration showing how exercise of the Accelerated
Death Benefit will affect values under your policy.

                                               WHERE TO OBTAIN ADDITIONAL INFORMATION

A  Statement  of  Additional  Information  is  available  from us without  charge  upon your  request.  The  Statement  of  Addition
Information  contains more  information  about this Policy.  This  Prospectus and Statement of Addition  Information are part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Room, 450 Fifth Street N.W., Washington,  D.C.,  20549-0102.  You may inspect and copy those registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,  as well as documents  incorporated by reference,  may also be obtained by calling the SEC at 202-942-8090 or through the
SEC's  Internet  Website  (http://www.sec.gov)  for  this  registration  statement  as  well  as for  other  registrants  that  file electronically with the SEC.

For a free copy of the Statement of Additional Information, personalized hypothetical illustrations or other inquiries, please contact us at:

AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
P.O. Box 7040
Bridgeport, CT  06601-7040

EXPRESS MAIL:
AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
One Corporate Drive
Shelton, CT  06484

TELEPHONE:
1-888-554-3348

WEBSITE:
www.americanskandia.com
-----------------------

Investment Company Act of 1940 Registration No.:  811-08447

                                        STATEMENT OF ADDITIONAL INFORMATION

The  variable  investment  options  under the Policy are issued by  AMERICAN  SKANDIA  LIFE  ASSURANCE  CORPORATION
SEPARATE  ACCOUNT  F and  AMERICAN  SKANDIA  LIFE  ASSURANCE  CORPORATION.  The  variable  investment  options  are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options
("Fixed  Allocations")  under the Policy are issued by AMERICAN  SKANDIA  LIFE  ASSURANCE  CORPORATION.  The assets supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE CORPORATION's general account.

                                                 TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

---------------------------
TOTAL RETURN..............................................................................................................5
------------

-------------
MODIFICATION.............................................................................................................11
------------
DEFERRAL OF TRANSACTIONS.................................................................................................11
------------------------
ENDING THE OFFER.........................................................................................................12
----------------

APPENDIX C - NET SINGLE PREMIUM FACTORS FOR DETERMINATION OF
  REQUIRED DEATH BENEFITS FOR AS TROPHY POLICIES.........................................................................20
APPENDIX D - AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA
  LIFE ASSURANCE CORPORATION.............................................................................................22
APPENDIX E - FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE
  CORPORATION SEPARATE ACCOUNT F.........................................................................................51

-------------------------------------------------------------------------------------------------------------------
THIS  STATEMENT OF ADDITIONAL  INFORMATION  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE
PROSPECTUS  FOR THE POLICY FOR WHICH IT RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER
BEFORE  INVESTING.  FOR A COPY OF THE  PROSPECTUS  SEND A WRITTEN  REQUEST  TO  AMERICAN  SKANDIA -  VARIABLE  LIFE
INSURANCE, P.O. BOX 7040, BRIDGEPORT, CONNECTICUT 06601-7040, OR CALL1-888-554-3348.
-------------------------------------------------------------------------------------------------------------------

Date of Prospectus: May 1, 2003                                            Date of Statement of Additional Information: May 1, 2003
SPVLI - SAI (05/2003)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us") is a stock life insurance company  domiciled  in  Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto  Rico.
American Skandia is a wholly-owned  subsidiary of American Skandia,  Inc.  ("ASI").  American  Skandia's  principal business address is One Corporate Drive, Shelton, Connecticut 06484.

On December 20, 2002,  Skandia  Insurance Company Ltd. (publ), an insurance company organized under the laws of the
Kingdom of Sweden  ("Skandia"),  and on that date, the ultimate parent company of American Skandia,  announced that it and Skandia U.S. Inc. had entered into a definitive Stock Purchase  Agreement with Prudential  Financial,  Inc., a New Jersey corporation  ("Prudential  Financial").  Under the terms of the Stock Purchase  Agreement,  Prudential
Financial  will acquire  Skandia U.S.  Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American  Skandia.  The  transaction is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding company whose  subsidiary  companies serve individual and institutional  customers  worldwide and include The  Prudential  Insurance  Company of America,  one of the largest life  insurance  companies in the U.S.  These  companies  offer a variety of products and services,  including life insurance,  property and casualty insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset  management,  securities  brokerage,  banking  and trust  services,  real  estate  brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, following the closing of the acquisition, Prudential Financial will exercise significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

American  Skandia Life  Assurance  Corporation  Separate  Account F, also referred to as "Separate  Account F", was established by us pursuant to Connecticut  law on October 31, 1996.  Separate  Account F also holds assets of other
Policies  issued  by us with  values  and  benefits  that  vary  according  to the  investment  performance  of the underlying  mutual funds or portfolios of underlying  mutual funds offered as Sub-accounts  of Separate  Account F.
The  underlying  mutual funds or  portfolios  of underlying  mutual funds are referred to as the  Portfolios.  Each
Sub-account  invests  exclusively  in a Portfolio.  You will find  additional  information  about the Portfolios in their respective prospectuses.

Separate Account F is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company
Act of 1940 (the  "Investment  Company Act") as a unit  investment  trust,  which is a type of investment  company.
Values and benefits  based on  allocations to the  Sub-accounts  will vary with the  investment  performance of the
Portfolios,  as applicable.  We do not guarantee the  investment  results of any  Sub-account.  You bear the entire investment risk.

During the  accumulation  phase, we offer a number of  Sub-accounts.  Certain  Sub-accounts may not be available in all  jurisdictions.  If and when we  obtain  approval  of the  applicable  authorities  to make  such  Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief  summary of the  investment  objectives  and policies of each  Portfolio is found in the  Prospectus.  More detailed information about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the  prospectuses  and  statements of additional  information  for the  Portfolios.  Also included in such information  is the  investment  policy of each Portfolio  regarding the  acceptable  ratings by recognized  rating services  for  bonds  and other  debt  obligations.  There can be no  guarantee  that any  Portfolio  will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended,  as an open-end  management investment  company.  Each  underlying  mutual  fund  thereof  may or may  not be  diversified  as  defined  in the
Investment  Company  Act.  The  trustees  or  directors,  as  applicable,  of an  underlying  mutual  fund may add, eliminate  or  substitute  portfolios  from time to time.  Generally,  each  portfolio  issues a separate  class of shares.  Shares of the  portfolios  are  available  to  separate  accounts  of life  insurance  companies  offering variable  annuity  and  variable  life  insurance  products.  The  shares  may also be made  available,  subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the  creation of new  Sub-accounts  from time to time.  Such a new  portfolio  may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account F.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American  Skandia  Marketing,  Incorporated  ("ASM"),  a  wholly-owned  subsidiary of ASI, is the  distributor  and principal  underwriter of the Policy  described in the  Prospectus  and this  Statement of Additional  Information.
American Skandia Life Assurance Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the
investment  manager of American  Skandia Trust and American  Skandia  Advisor Funds,  Inc.,  are also  wholly-owned subsidiaries  of  ASI.  American  Skandia  Information  Services  and  Technology  Corporation  ("ASIST"),  also  a wholly-owned  subsidiary  ASI, is a service  company that  provides  systems and  information  services to American
Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the distributor of a number of annuity and life insurance  products we offer and both American  Skandia
Trust and American  Skandia Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an introducing broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American Skandia Trust which are offered as Sub-accounts under the Policy.

ASM's  principal  business  address is One Corporate  Drive,  Shelton,  Connecticut  06484.  ASM is registered as a broker-dealer  under the  Securities  and  Exchange  Act of 1934  ("Exchange  Act") and is a member of the National
Association of Securities Dealers, Inc. ("NASD").

The  Policy  is  offered  on  a  continuous  basis.  ASM  enters  into  distribution  agreements  with  independent broker-dealers  who are  registered  under the  Exchange  Act and with  entities  that may offer the Policy but are exempt  from  registration.  Applications  for the Policy are  solicited  by  registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law. In addition,
ASM may offer the Policy directly to potential purchasers.

Compensation  is paid  to  firms  on  sales  of the  Policy  according  to one or more  schedules.  The  individual representative will receive a portion of the compensation,  depending on the practice of the firm.  Generally,  the maximum  initial  commission  to be paid on  premiums  received is 8.5%.  Alternative  compensation  schedules  are available that provide a lower initial  commission  plus ongoing annual  compensation  based on all or a portion of
Account Value. We may also provide  compensation  to firms for providing  ongoing service to you in relation to the
Policy.  Commissions and other  compensation  paid in relation to the Policy do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate  compensation or reimbursement for, among other things,  training of sales personnel,  marketing  or  other  services  they  provide  to us or  our  affiliates.  We or  ASM  may  enter  into compensation  arrangements  with certain firms.  These  arrangements will not be offered to all firms and the terms of such  arrangements  may  differ  between  firms.  Any such  compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the  extent  permitted  by NASD rules and other  applicable  laws and regulations,  ASM may  pay or  allow  other  promotional  incentives  or  payments  in the  form  of cash or  other compensation.

ASLAC  pays ASM an  underwriting  commission  for its role as  principal  underwriter/distributor  of all  variable insurance  products issued by ASLAC. ASM is responsible for payment of commissions to the  broker-dealer  firms who are the  ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three
years,  the  aggregate  dollar  amount  of  underwriting   commissions  paid  to  ASM  in  its  role  as  principal
underwriter/distributor has been: 2002: 193,374,436; 2001: $193,056,109; 2000: $355,445,427.

Service Fees Payable by Underlying Funds

American  Skandia or our affiliates  have entered into  agreements  with the  investment  adviser or distributor of many of the underlying Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support  services to the  Portfolios  for which a fee is paid that is generally  based on a  percentage  of the average  assets  allocated  to the  Portfolios  under the Policy.  Any fees  payable  will be  consistent  with the services  rendered or the expected cost savings  resulting from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

ADDITIONAL INFORMATION ABOUT CHARGES

Sales charge
We deduct the sales  charge  during  the first ten (10)  Policy  Years.  The  charge is  assessed  daily and is the equivalent  of 0.25% of your  Account  Value per year.  We  deduct  this  charge  from your  Account  Value on each
Monthly Processing Day.  The charge is a percentage of your then current Account Value.

Underwriting
We have  established  certain  underwriting  standards to  determine  the  insurability  of Policy  applicants.  We require you to submit an Application to provide  information  that enables us to determine if these  standards have been met. We may require  additional  information,  including,  but not limited to, some of the proposed  Insured's medical  records and may also require the proposed  Insured to take certain  medical tests. We evaluate all of this information to determine  whether we can issue a Policy.  When we evaluate whether to issue a Policy,  we will also determine  whether the proposed  Insured is in the tobacco usage class and/or must be placed in a substandard  risk class.  If the proposed Insured meets our standards and we have received a Premium, we will issue a Policy.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance  of  Sub-accounts  using two types of measures.  These  measures are "current and effective yield",  which may be used for money  market-type  Sub-accounts  (like the AST Money Market  Sub-account)
and "total return", which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current  yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of  calculation.  The current yield of such a Sub-account is computed by determining  the change
(exclusive of capital changes) in the Account Value of a hypothetical  pre-existing  allocation by an Owner to such a  Sub-account  (the  "Hypothetical  Allocation")  having a balance  of one Unit at the  beginning  of the  period, subtracting a hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical
Allocation  by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute effective compound yield for a money market-type  Sub-account  according to the method prescribed by the
SEC. The effective  yield  reflects the  reinvestment  of net income earned daily on assets of such a  Sub-account.
Net investment  income for yield  quotation  purposes will not include either  realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a  hypothetical  contract.  The yield is calculated  based on the  performance of the AST Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of the  Prospectus  and the  Statement of  Additional  Information.  At the  beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit.  The current and effective  yields reflect only the mortality and expense risk charge and  administration  charge  deducted  against the Sub-account and do not reflect the impact of those fees and charges  deducted  at the Policy  level.  The  mortality  and expense  risk charge and administration  charge  compensate  American Skandia for providing the insurance  benefits under the Policy.  In an extremely  low interest  rate  environment,  money market  yields,  after  deducting the mortality and expense risk charge and  administration  charge,  may be negative,  even though the  Portfolio's  yield  (before  deducting  the mortality and expense risk charge and  administration  charge) is positive.  Please note that current and effective yield  information  will  fluctuate.  This  information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated  period of time, or with  investment  companies which do not serve as underlying funds for variable life insurance.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                         -0.37%                            -0.37%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                   P(1+T)n = ERV

                                                      where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance  of the Portfolios in the form of "Standard"  and  "Non-standard"  Total Returns.
"Standard  Total Return"  figures assume a  hypothetical  initial  investment of $1,000  allocated to a Sub-account during the most recent one,  five and ten year periods (or since the  inception  date that the  Portfolio  has been offered as a  Sub-account,  if less).  "Standard  Total Return"  figures assume that the mortality and expense risk charge,  the  administration  fee and  maintenance  fee (if  applicable)  are  deducted  and  that  the  Policy  is surrendered  at the end of the  applicable  period,  meaning that any  contingent  deferred sales charge that would apply upon surrender is also deducted.  "Non-standard  Total Return" figures  include any performance  figures that do not meet the SEC's rules for Standard  Total  Returns.  Non-standard  Total  Returns are  calculated in the same manner as standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender at the end of the applicable  period so that the contingent  deferred sales charge does not apply.  "Non-standard  Total  Returns" may also assume that the  maintenance  fee does not apply due to the average
Account  Value  being  $75,000  or  greater,  where the  charge  is  waived.  Non-Standard  Total  Returns  must be accompanied by Standard Total Returns.

Performance  shown below  reflects the  applicable  fees and charges  deducted by each  portfolio,  the mortality &
expense risk charge (0.90% per year) and the  administration  charge (0.25% per year) deducted by Separate  Account
F on a daily  basis.  Certain  fees and charges  under the Policy are deducted at the Policy level and differ based on the Policy Year,  the Policy  Owner's age,  gender (where  permitted),  tobacco usage class and risk class,  and other  factors.  These  charges  have not been  deducted  from  the  performance  information  shown  below.  These charges,  if deducted,  would have a significant  impact on the  performance  shown.  You should consider this when comparing the performance of these portfolios with that of portfolios of other variable insurance products.

Some of the  underlying  Portfolios  existed prior to the inception of these  Sub-accounts.  Performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Policies,  or periods during which the underlying  Portfolios have been in existence,  but the Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed  in  calculating  actual  performance  since  inception  of  the  Sub-accounts.  Hypothetical historical  performance  of the  underlying  Portfolios  prior to the  existence  of the  Sub-accounts  may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Policies may be offered in certain  situations in which the  contingent  deferred sales charge or certain  other  charges or fees may be  eliminated or reduced.  Advertisements  of  performance  in connection with the offer of such Policies will be based on the charges applicable to such Policies.

Shown below are total return figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational as of December  31,  2002.  The  "inception-to-date"  figures  shown below are based on the  inception  date of the
Portfolio.  Where no figures  are shown  indicates  that the  Portfolio  was not in  operation  for the  applicable period.  Any  performance  of such  Portfolios  prior to inception of a Sub-account  is provided by the  underlying mutual funds. The Total Return for any Sub-account  reflecting  performance prior to such  Sub-account's  inception is based on such information.

Some of the  Portfolios  may be  subject  to an  expense  reimbursement  or waiver  that,  in the  absence  of such reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these
Sub-accounts  in the future since  performance  is not fixed or  guaranteed  in any way.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities  of the  investments  held by the
Portfolios and upon prevailing  market  conditions and the response of the investment  manager of the Portfolios to such conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The performance  information may be useful in reviewing and comparing the performance of the Sub-accounts,  and for providing a basis for comparison with  Sub-accounts  offered under other  policies.  This  performance  information may be less useful in providing a basis for  comparison  with other  investments  that neither  provide some of the benefits of such policies nor are treated in a similar fashion under the Code.

                                        ------------------------------------------------- - -------------------------------------------
                                                     Standard Total Return                          Non-Standard Total Return
                                        ------------------------------------------------- - -------------------------------------------
                                        ------------------------------------------------- - -------------------------------------------
                                          (Assuming maximum contingent deferred sales         (Assuming no contingent deferred sales
                                                            charge)                                          charge)
                                        ------------------------------------------------- - -------------------------------------------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Strong International Equity            -29.36   -29.03                      -9.22        -19.36  -23.52                       -7.14
AST William Blair International Growth     -36.52   -31.34                      -9.56        -26.52  -25.48                       -7.45
AST American Century International Growth
AST DeAM International Equity              -27.99   -33.91                      -11.45       -17.99  -27.65                       -9.19
AST MFS Global Equity                      -23.27   -14.81                      -10.54       -13.27  -10.86                       -7.46
AST PBHG Small-Cap Growth                  -45.16   -39.89                      -7.89        -35.16  -32.53                       -5.91
AST DeAM Small-Cap Growth                  -37.31   -32.19                      -14.39       -27.31  -26.21                      -11.34
AST Federated Aggressive Growth            -40.01                               -33.57       -30.01                              -27.24
AST Goldman Sachs Small-Cap Value          -18.99    6.80                        4.34        -8.99    9.37                        5.63
AST Gabelli Small-Cap Value                -20.42    1.67                       -1.79        -10.42   4.50                        -0.20
AST DeAM Small-Cap Value                                                        -33.10                                           -23.10
AST Goldman Sachs Mid-Cap Growth           -38.29                               -46.42       -28.29                              -38.01
AST Neuberger Berman Mid-Cap Growth        -42.00   -28.65                      -8.92        -32.00  -23.19                       -6.86
AST Neuberger Berman Mid-Cap Value         -21.59   -0.74                        0.74        -11.59   2.22                        2.20
AST Alger All-Cap Growth                   -46.53                               -35.96       -36.53                              -29.35
AST Gabelli All-Cap Value                  -31.63                               -16.56       -21.63                              -11.63
AST T. Rowe Price Natural Resources        -16.62    2.44                        3.60        -6.62    5.22                        4.93
AST Alliance Growth                        -41.78   -26.30                      -8.64        -31.78  -21.14                       -6.60
AST MFS Growth                             -39.00   -25.24                      -19.84       -29.00  -20.22                      -15.98
AST Marsico Capital Growth                 -26.53   -22.95                      -3.48        -16.53  -18.19                       -1.79
AST Goldman Sachs Concentrated Growth      -40.64   -38.76                      -11.24       -30.64  -31.63                       -8.99
AST DeAM Large-Cap Growth                                                       -33.20                                           -23.20
AST DeAM Large-Cap Value                   -26.28                               -16.25       -16.28                              -11.35
AST Alliance/Bernstein Growth + Value      -35.87                               -24.93       -25.87                              -18.22
AST Sanford Bernstein Core Value           -24.24                               -14.65       -14.24                               -8.46
AST Cohen & Steers Realty                  -24.24                               -14.65       -14.24                               -8.46
AST Sanford Bernstein Managed Index 500    -31.55   -18.62                      -5.67        -21.55  -14.32                       -3.84
AST American Century Income & Growth       -30.74   -18.43                      -6.99        -20.74  -14.15                       -5.07
AST Alliance Growth and Income             -34.17   -11.71                      -3.80        -24.17   -8.02                       -2.09
AST MFS Growth with Income                 -32.53   -18.01                      -15.05       -22.53  -13.77                      -11.63
AST INVESCO Capital Income                 -28.44   -12.36                      -5.00        -18.44   -8.62                       -3.22
AST DeAM Global Allocation                 -28.44   -12.36                      -5.00        -18.44   -8.62                       -3.22
AST American Century Strategic Balanced    -20.78   -10.27                      -1.79        -10.78   -6.69                       -0.20
AST T. Rowe Price Asset Allocation         -20.92   -9.77                       -2.43        -10.92   -6.22                       -0.80
AST T. Rowe Price Global Bond               3.70     1.49                        1.58        13.70    4.32                        2.99
AST Federated High Yield                   -11.11   -7.80                       -4.98        -1.11    -4.40                       -3.20
AST Lord Abbett Bond-Debenture             -10.75                               -3.08        -0.75                                1.08
AST DeAM Bond                                                                   -3.13                                             6.87
AST PIMCO Total Return Bond                -2.03     6.01                        4.94         7.97    8.61                        6.21
AST PIMCO Limited Maturity Bond            -5.01     3.57                        3.92         4.99    6.29                        5.23

MV Emerging Markets                        -20.72   -21.17                      -8.47        -10.72  -16.61                       -6.45

INVESCO Dynamics                           -42.68   -29.74                      -18.07       -32.68  -24.12                      -14.38
INVESCO Technology                         -57.46   -50.27                      -33.39       -47.46  -40.28                      -27.81
INVESCO Health Sciences                    -35.07   -9.44                       -4.44        -25.07   -5.92                       -1.76
INVESCO Financial Services                 -25.88   -5.86                       -0.78        -15.88   -2.59                       1.69
INVESCO Telecommunications                 -61.38   -58.53                      -43.03       -51.38  -45.56                      -35.54
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

Evergreen VA Global Leaders                -31.18   -19.65                      -13.39       -21.18  -15.25                      -10.10
Evergreen VA Special Equity                -38.02   -20.53                      -12.91       -28.02  -16.04                       -9.66
Evergreen VA Omega                         -36.24                               -28.45       -26.24                              -21.54

ProFund VP Europe 30
ProFund VP Bear                             9.43                                13.86        19.43                                18.12
ProFund VP Bull Plus                       -46.84                               -39.47       -36.84                              -32.05
ProFund VP OTC                             -49.33                               -50.52       -39.33                              -41.76
ProFund VP UltraOTC                        -79.30                                            -69.30                              -73.03
ProFund VP UltraSmall-Cap                  -53.27                               -36.59       -43.27                              -29.45

SP Jennison International Growth           -33.72                               -36.44       -23.72                              -29.02
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

The Standard  Total  Return and the  Non-standard  total Return for Trophy  (prior  contract)  sub-accounts  are as follows:

                                        ------------------------------------------------- - -------------------------------------------
                                                     Standard Total Return                          Non-Standard Total Return
                                        ------------------------------------------------- - -------------------------------------------
                                        ------------------------------------------------- - -------------------------------------------
                                          (Assuming maximum contingent deferred sales         (Assuming no contingent deferred sales
                                           charge and contingent deferred tax charge)         charge and no contingent deferred tax
                                                                                                             charge)
                                        ------------------------------------------------- - -------------------------------------------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Strong International Equity            -29.36   -29.03                      -9.22        -19.36  -23.52                       -7.14
AST William Blair International Growth     -36.52   -31.34                      -9.56        -26.52  -25.48                       -7.45
AST American Century International Growth
AST DeAM International Equity              -27.99   -33.91                      -11.45       -17.99  -27.65                       -9.19
AST MFS Global Equity                      -23.27   -14.81                      -10.54       -13.27  -10.86                       -7.46
AST PBHG Small-Cap Growth                  -45.16   -39.89                      -7.89        -35.16  -32.53                       -5.91
AST DeAM Small-Cap Growth                  -37.31   -32.19                      -14.39       -27.31  -26.21                      -11.34
AST Federated Aggressive Growth            -40.01                               -33.57       -30.01                              -27.24
AST Goldman Sachs Small-Cap Value          -18.99    6.80                        4.34        -8.99    9.37                        5.63
AST Gabelli Small-Cap Value                -20.42    1.67                       -1.79        -10.42   4.50                        -0.20
AST DeAM Small-Cap Value                                                        -33.10                                           -23.10
AST Goldman Sachs Mid-Cap Growth           -38.29                               -46.42       -28.29                              -38.01
AST Neuberger Berman Mid-Cap Growth        -42.00   -28.65                      -8.92        -32.00  -23.19                       -6.86
AST Neuberger Berman Mid-Cap Value         -21.59   -0.74                        0.74        -11.59   2.22                        2.20
AST Alger All-Cap Growth                   -46.53                               -35.96       -36.53                              -29.35
AST Gabelli All-Cap Value                  -31.63                               -16.56       -21.63                              -11.63
AST T. Rowe Price Natural Resources        -16.62    2.44                        3.60        -6.62    5.22                        4.93
AST Alliance Growth                        -41.78   -26.30                      -8.64        -31.78  -21.14                       -6.60
AST MFS Growth                             -39.00   -25.24                      -19.84       -29.00  -20.22                      -15.98
AST Marsico Capital Growth                 -26.53   -22.95                      -3.48        -16.53  -18.19                       -1.79
AST Goldman Sachs Concentrated Growth      -40.64   -38.76                      -11.24       -30.64  -31.63                       -8.99
AST DeAM Large-Cap Growth                                                       -33.20                                           -23.20
AST DeAM Large-Cap Value                   -26.28                               -16.25       -16.28                              -11.35
AST Alliance/Bernstein Growth + Value      -35.87                               -24.93       -25.87                              -18.22
AST Sanford Bernstein Core Value           -24.24                               -14.65       -14.24                               -8.46
AST Cohen & Steers Realty                  -24.24                               -14.65       -14.24                               -8.46
AST Sanford Bernstein Managed Index 500    -31.55   -18.62                      -5.67        -21.55  -14.32                       -3.84
AST American Century Income & Growth       -30.74   -18.43                      -6.99        -20.74  -14.15                       -5.07
AST Alliance Growth and Income             -34.17   -11.71                      -3.80        -24.17   -8.02                       -2.09
AST MFS Growth with Income                 -32.53   -18.01                      -15.05       -22.53  -13.77                      -11.63
AST INVESCO Capital Income                 -28.44   -12.36                      -5.00        -18.44   -8.62                       -3.22
AST DeAM Global Allocation                 -28.44   -12.36                      -5.00        -18.44   -8.62                       -3.22
AST American Century Strategic Balanced    -20.78   -10.27                      -1.79        -10.78   -6.69                       -0.20
AST T. Rowe Price Asset Allocation         -20.92   -9.77                       -2.43        -10.92   -6.22                       -0.80
AST T. Rowe Price Global Bond               3.70     1.49                        1.58        13.70    4.32                        2.99
AST Federated High Yield                   -11.11   -7.80                       -4.98        -1.11    -4.40                       -3.20
AST Lord Abbett Bond-Debenture             -10.75                               -3.08        -0.75                                1.08
AST DeAM Bond                                                                   -3.13                                             6.87
AST PIMCO Total Return Bond                -2.03     6.01                        4.94         7.97    8.61                        6.21
AST PIMCO Limited Maturity Bond            -5.01     3.57                        3.92         4.99    6.29                        5.23

MV Emerging Markets                        -20.72   -21.17                      -8.47        -10.72  -16.61                       -6.45

INVESCO Dynamics                           -42.68   -29.74                      -18.07       -32.68  -24.12                      -14.38
INVESCO Technology                         -57.46   -50.27                      -33.39       -47.46  -40.28                      -27.81
INVESCO Health Sciences                    -35.07   -9.44                       -4.44        -25.07   -5.92                       -1.76
INVESCO Financial Services                 -25.88   -5.86                       -0.78        -15.88   -2.59                       1.69
INVESCO Telecommunications                 -61.38   -58.53                      -43.03       -51.38  -45.56                      -35.54
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

Evergreen VA Global Leaders                -31.18   -19.65                      -13.39       -21.18  -15.25                      -10.10
Evergreen VA Special Equity                -38.02   -20.53                      -12.91       -28.02  -16.04                       -9.66
Evergreen VA Omega                         -36.24                               -28.45       -26.24                              -21.54

ProFund VP Europe 30
ProFund VP Bear                             9.43                                13.86        19.43                                18.12
ProFund VP Bull Plus                       -46.84                               -39.47       -36.84                              -32.05
ProFund VP OTC                             -49.33                               -50.52       -39.33                              -41.76
ProFund VP UltraOTC                        -79.30                                            -69.30                              -73.03
ProFund VP UltraSmall-Cap                  -53.27                               -36.59       -43.27                              -29.45

SP Jennison International Growth           -33.72                               -36.44       -23.72                              -29.02

Rydex Nova                                 -46.47                               -38.66       -36.47                              -31.77
Rydex Ursa                                 10.24                                15.37        20.24                                18.78
Rydex OTC                                  -49.56                               -55.27       -39.56                              -45.79
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial  Unit Price was  $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that period,  multiplied by the Unit Price for the immediately  preceding  Valuation Period.
The Unit Price for a Valuation  Period  applies to each day in the period.  The net  investment  factor is an index that measures the  investment  performance  of, and charges  assessed  against,  a  Sub-account  from one Valuation
Period to the next.  The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account at the end of the current
                  Valuation  Period  plus the per  share  amount  of any  dividend  or  capital  gain  distribution declared and unpaid (accrued) by the Portfolio; plus or minus

2.       any per share charge or credit during the Valuation  Period as a provision for taxes  attributable  to the operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net  asset  value  per  share  of the  Portfolio  shares  held by that  Sub-account  at the end of the preceding  Valuation  Period  plus  the  per  share  amount  of  any  dividend  or  capital  gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

2.       any per  share  charge  or  credit  during  the  preceding  Valuation  Period  as a  provision  for  taxes attributable to the operation or maintenance of that Sub-account.

c.       is the mortality and expense risk charge and  administration  charge  deducted daily against the assets of the Separate Account.

We value the  assets in each  Sub-account  at their  fair  market  value in  accordance  with  accepted  accounting practices and applicable laws and  regulations.  The net investment  factor may be greater than,  equal to, or less than one.

GENERAL INFORMATION

Voting Rights
-------------
You have  voting  rights in  relation  to Account  Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to Account Value maintained in any Fixed Allocations.

We will vote shares of the Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners.  Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather than on behalf of
Owners,  or any share as to which we have not  received  instructions,  in the same  manner and  proportion  as the shares for which we have received  instructions.  We will do so  separately  for each  Sub-account  of the Separate
Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined as of the record date for such  underlying  mutual fund or portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the board of  trustees  or board of directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental investment policy;  (d) any other matter requiring a vote of the  shareholders;  and (e) approval of changes to the investment advisory  agreement or adoption of a new investment  advisory  agreement.  American Skandia Trust (the "Trust") has obtained an exemption from the Securities and Exchange  Commission  that permits its investment  adviser,  American
Skandia Investment  Services,  Incorporated  ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to  change  sub-advisors  for a  Portfolio  and to  enter  into  new  sub-advisory  agreements,  without  obtaining shareholder  approval of the changes.  This exemption  (which is similar to exemptions  granted to other investment companies  that are  organized  in a  similar  manner  as the  Trust)  is  intended  to  facilitate  the  efficient supervision and management of the  sub-advisors by ASISI and the Trustees.  The Trust is required,  under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the  applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

Modification
------------
We  reserve  the  right  to do any or all  of  the  following:  (a)  combine  any  Sub-account(s)  with  any  other
Sub-account(s);  (b) combine Separate Account F or a portion thereof with other separate  accounts;  (c) deregister
Separate  Account F under the  Investment  Company Act of 1940;  (d)  operate  Separate  Account F as a  management investment  company  under the  Investment  Company  Act of 1940 or in any other form  permitted  by law;  (e) make changes  required  by any  change  in the  Securities  Act of  1933,  the  Securities  Exchange  Act of 1934 or the
Investment  Company Act of 1940;  (f) make  changes  that are  necessary  to maintain the tax status of your Policy under the Code;  and (g) make  changes  required  by any change in other  Federal or state  laws  relating  to life insurance policies in general or variable life insurance policies in particular.

We also may make additional  Sub-accounts  available to you from time to time.  These  Sub-accounts  will invest in
Portfolios  we believe  to be  suitable  for the  Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio  of one of the  current  underlying  mutual  funds  should  such a  portfolio  be made available to Separate Account F.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios  for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe a Portfolio  no longer  suits the purpose of the  Policy.  This may happen due to a change in laws or  regulations, or a change in the  investment  objectives or  restrictions  of a Portfolio,  or because the Portfolio is no longer available for investment,  or for some other reason.  We would obtain prior approval from the insurance  department of our state of  domicile,  if so required by law,  before  making such a  substitution,  combination,  deletion or addition.  We also would obtain  prior  approval  from the SEC so long as required by law,  and any other  required approvals before making such a substitution, combination, deletion or addition.

Deferral of Transactions
------------------------
We may defer any  distribution  or transfer from a Fixed  Allocation  or Death  Proceeds for a period not to exceed the lesser of 6 months or the period  permitted  by law.  If we defer a  distribution  or  transfer  from any Fixed
Allocation or any Death  Proceeds for more than thirty days, or less where  required by law, we pay interest at the minimum  rate  required by law but not less than 3% or at least 4% if required  by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution  from any Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement weather,  natural disaster or other circumstances  beyond our  control,  our  offices  may be closed or our  business  processing  capabilities  may be restricted.  Under those  circumstances,  your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving,  and Christmas.  On those dates, we will not process any financial transactions involving purchase or redemption orders.

American  Skandia  will  also not  process  financial  transactions  involving  purchase  or  redemption  orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an  emergency  exists  making  redemption  or  valuation  of  securities  held  in  the  separate  account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Ending the Offer
----------------
We may limit or discontinue offering Policies.  Existing Policies will not be affected by any such action.

REGULATION

We are  organized as a Connecticut  stock life  insurance  company,  and are subject to  Connecticut  law governing insurance  companies.  We are regulated and supervised by the  Connecticut  Commissioner  of Insurance.  By March 1
of every year, we must prepare and file an annual  statement,  in a form  prescribed by the  Connecticut  Insurance
Department,  which covers our operations  for the preceding  calendar year, and must prepare and file our statement of financial  condition as of December 31 of such year.  The  Commissioner  and his or her agents have the right at all times to review or examine  our books and  assets.  A full  examination  of our  operations  will be  conducted periodically  according  to the  rules  and  practices  of the  National  Association  of  Insurance  Commissioners
("NAIC").  We are subject to the insurance laws and various  Federal and state  securities laws and regulations and to regulatory  agencies,  such as the Securities and Exchange  Commission and the Connecticut  Banking  Department,
which administer those laws and regulations.

We can be assessed up to  prescribed  limits for  policyholder  losses  incurred by  insolvent  insurers  under the insurance  guaranty  fund  laws of most  states.  We  cannot  predict  or  estimate  the  amount  any  such  future assessments  we may have to pay.  However,  the  insurance  guaranty  laws of most  states  provide  for  deferring payment or  exempting a company  from paying such an  assessment  if it would  threaten  such  insurer's  financial strength.

Several states,  including  Connecticut,  regulate  insurers and their affiliates  under insurance  holding company laws and regulations.  This applies to us and our affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies  and  transfers of assets,  may be subject to prior notice and approval, depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently,  the federal  government  does not  directly  regulate  the  business  of  insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.
Types of  changes  that are most  likely to affect our  business  include  changes  to:  (a) the  taxation  of life insurance  companies;  (b) the tax treatment of insurance products;  (c) the securities laws,  particularly as they relate to insurance and annuity  products;  (d) the "business of insurance"  exemption  from many of the provisions of the anti-trust  laws; and (e) any  initiatives  directed toward  improving the solvency of insurance  companies.
We would also be affected by federal  initiatives  that have impact on the  ownership  of or  investment  in United
States companies by foreign companies or investors.

INDEPENDENT AUDITORS

The  consolidated  financial  statements of American  Skandia Life  Assurance  Corporation at December 31, 2002 and
2001,  and for each of the three years in the period  ended  December  31,  2002,  appearing  in this  Statement of
Additional  Information have been audited by Ernst & Young LLP, independent  auditors, as set forth in their report thereon  appearing  elsewhere  herein,  and are included in reliance  upon such report given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel for American  Skandia Life  Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Policies and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Separate Account F

The  statements  which  follow in Appendix E are those of American  Skandia  Life  Assurance  Corporation  Separate
Account F  Sub-accounts  as of  December  31, 2002 and for the years ended  December  31, 2002 and 2001.  There are other  Sub-accounts  included  in  Separate  Account  F that are not  available  in the  product  described  in the applicable prospectus.

To the  extent  and only to the  extent  that any  statement  in a document  incorporated  by  reference  into this
Statement of  Additional  Information  is modified or  superseded  by a statement in this  Statement of  Additional
Information  or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you without  charge a copy of any or all the documents  incorporated  by reference in this  Statement of
Additional  Information,  including any exhibits to such documents  which have been  specifically  incorporated  by reference.  We do so upon  receipt  of your  written or oral  request.  Please  address  your  request to  American
Skandia -  Variable  Life  Insurance,  P.O.  Box 7040,  Bridgeport,  Connecticut  06601-7040.  Our phone  number is
1-888-554-3348.

                                                    APPENDIX A

                                     DETERMINATION OF REQUIRED DEATH BENEFITS

The following are examples of how we determine the Required  Death  Benefit.  For more  information on the Required
Death Benefit, please see the Prospectus.

The  Required  Death  Benefit is  calculated  by  multiplying  the  Account  Value on the  calculation  date by the applicable  Required  Death  Benefit  Factor.  American  Skandia's  Required  Death  Benefit  Factors are initially greater than those  required  under the Code due to our use of  "enhancement"  factors.  These factors  reduce over time until they equal those required by the Code.

|X|      The Net Single  Premium  Factor  varies with the gender,  risk class and attained age of the Insured,  and changes on each Monthly  Processing  Day. The Net Single Premium  Factors  provided in the table below are those that apply on Policy  Anniversaries  for  Insureds in the  preferred  risk  class.  Other Net Single
         Premium Factors are available on request.
|X|      Initial Values and Grading  Periods for the Enhanced Death Benefit Factor depend on the Issue Age,  gender and risk class of the Insured.

The  Required  Death  Benefit  Factors  are  calculated  based on how many  Policy  Months  have  elapsed as of the calculation date as follows:
|X|      If the number of Policy Months  elapsed  exceed the Grading  Period,  the Required Death Benefit Factor is
         the reciprocal (inverse) of the Net Single Premium Factor.  No rounding is performed.
|X|      If the number of Policy Months elapsed is less than the Grading Period:
1.       The Initial  Value of the Enhanced  Death Benefit  Factor is pro-rated  for the number of months  elapsed, assuming a value of 1.0 at the end of the Grading Period.
2.       The Required  Death Benefit  Factor is derived by dividing the  resulting  Enhanced  Death Benefit  Factor
                  (from Step 1) by the Net Single  Premium  Factor  applicable on the  calculation  date,  and then rounding the result to the higher second decimal place.

|X|      In either case, the resulting  Required Death Benefit Factor is multiplied by the Account Value,  with the result rounded to the higher cent, to determine the Required Death Benefit.

                                                Numerical Examples

Below are the Net Single Premium Factors for single life policies that are used when determining the Required
Death Benefit under the Policy.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16          0.12963390        0.16009274       0.11257102       0.12801156       0.12624240       0.15379972
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17          0.13350990        0.16482381       0.11626211       0.13223719       0.13008425       0.15842990
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18          0.13746753        0.16963475       0.12007734       0.13659217       0.13401438       0.16314246
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19          0.14153726        0.17455566       0.12402201       0.14108225       0.13805473       0.16797620
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20          0.14574173        0.17962592       0.12810169       0.14573092       0.14223668       0.17295402
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21          0.15011300        0.18487762       0.13233102       0.15054499       0.14657511       0.17811638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22          0.15468407        0.19035209       0.13671633       0.15554021       0.15111146       0.18348812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23          0.15947169        0.19609174       0.14127297       0.16071568       0.15585376       0.18911141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24          0.16449315        0.20210734       0.14599935       0.16607915       0.16081898       0.19499651
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25          0.16975777        0.20842630       0.15090264       0.17163871       0.16600752       0.20116228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26          0.17528370        0.21506873       0.15599030       0.17740280       0.17144542       0.20762813
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27          0.18106444        0.22202337       0.16126157       0.18336352       0.17712572       0.21438187
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28          0.18710192        0.22928701       0.16673283       0.18953793       0.18304988       0.22142732
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29          0.19339827        0.23685672       0.17240410       0.19592713       0.18921958       0.22876078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30          0.19995591        0.24472213       0.17827555       0.20253255       0.19563677       0.23637099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31          0.20677758        0.25288086       0.18436426       0.20935586       0.20231182       0.24426245
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32          0.21385824        0.26133096       0.19067131       0.21641516       0.20923938       0.25243247
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33          0.22120112        0.27007096       0.19720623       0.22371317       0.21642231       0.26087879
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34          0.22880190        0.27909252       0.20397083       0.23124517       0.22385590       0.26959962
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35          0.23666443        0.28839519       0.21096724       0.23901450       0.23154361       0.27859373
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36          0.24479300        0.29797194       0.21819791       0.24702500       0.23948931       0.28785315
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37          0.25319239        0.30781646       0.22564981       0.25524273       0.24769738       0.29737055
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38          0.26185275        0.31790915       0.23331794       0.26365660       0.25615737       0.30712499
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39          0.27077968        0.32824513       0.24120543       0.27225592       0.26487439       0.31711037
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40          0.27997937        0.33881358       0.24931586       0.28103783       0.27385412       0.32731445
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41          0.28944408        0.34959804       0.25763805       0.28997812       0.28308809       0.33772590
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42          0.29918112        0.36059636       0.26617629       0.29907464       0.29258303       0.34833434
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43          0.30919858        0.37180105       0.27494287       0.30834009       0.30234636       0.35914369
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44          0.31949833        0.38320590       0.28395074       0.31778793       0.31238625       0.37014593
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45          0.33008312        0.39479983       0.29321352       0.32743236       0.32270476       0.38133424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46          0.34094988        0.40658559       0.30273122       0.33727474       0.33329793       0.39270942
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47          0.35210328        0.41857348       0.31251165       0.34732403       0.34417635       0.40428598
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48          0.36354910        0.43075764       0.32255644       0.35759012       0.35533829       0.41606161
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49          0.37528789        0.44313412       0.33287496       0.36807083       0.36678977       0.42802374
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50          0.38732157        0.45569538       0.34346396       0.37875863       0.37853159       0.44017339
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51          0.39964112        0.46842508       0.35432120       0.38965354       0.39055335       0.45249062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52          0.41223322        0.48129326       0.36544560       0.40075685       0.40284631       0.46495227
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53          0.42508065        0.49426776       0.37682437       0.41204677       0.41539139       0.47752681
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54          0.43816265        0.50730942       0.38845251       0.42350919       0.42817170       0.49018022
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55          0.45146679        0.52039785       0.40034513       0.43516109       0.44117844       0.50289719
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56          0.46497772        0.53352594       0.41250657       0.44701527       0.45439952       0.51567545
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57          0.47868855        0.54669473       0.42496076       0.45910324       0.46783659       0.52852057
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58          0.49260607        0.55990873       0.43773904       0.47147483       0.48149937       0.54144102
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59          0.50671422        0.57317616       0.45086858       0.48416523       0.49537914       0.55445319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60          0.52099089        0.58649165       0.46434484       0.49718535       0.50946034       0.56755388
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61          0.53541366        0.59982029       0.47814970       0.51050770       0.52371650       0.58070830
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62          0.54996037        0.61311231       0.49224193       0.52407379       0.53812102       0.59386520
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63          0.56458202        0.62631227       0.50656415       0.53779137       0.55262416       0.60696230
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64          0.57923646        0.63936744       0.52104933       0.55157948       0.56718262       0.61994344
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
        Attained      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
           Age
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           65           0.59389291        0.65224292       0.53567091       0.56540516       0.58176409       0.63277422
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           66           0.60853177        0.66493907       0.55042657       0.57927661       0.59634722       0.64545639
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           67           0.62314467        0.67747232       0.56534194       0.59323274       0.61093399       0.65801141
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           68           0.63773444        0.68987503       0.58045603       0.60735458       0.62553688       0.67048380
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           69           0.65229277        0.70216920       0.59580381       0.62169427       0.64015184       0.68290596
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           70           0.66679125        0.71433938       0.61137598       0.63625855       0.65475695       0.69526957
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           71           0.68117719        0.72634796       0.62712394       0.65099076       0.66930420       0.70753863
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           72           0.69537993        0.73812786       0.64295703       0.66575568       0.68371928       0.71963903
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           73           0.70930323        0.74959224       0.65875930       0.68042080       0.69790113       0.73147569
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           74           0.72286756        0.76067274       0.67441814       0.69486369       0.71176925       0.74297665
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           75           0.73603216        0.77130870       0.68985586       0.70900356       0.72527730       0.75408193
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           76           0.74880052        0.78147546       0.70503062       0.72281655       0.73842226       0.76477150
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           77           0.76119859        0.79122435       0.71994675       0.73632274       0.75122775       0.77510275
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           78           0.77327473        0.80064136       0.73462837       0.74957577       0.76374088       0.78515851
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           79           0.78507793        0.80980782       0.74909157       0.76261900       0.77600693       0.79502238
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           80           0.79661687        0.81875666       0.76332111       0.77545541       0.78803230       0.80472518
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           81           0.80785978        0.82747460       0.77725831       0.78804339       0.79978219       0.81425300
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           82           0.81874169        0.83590607       0.79081723       0.80031378       0.81118884       0.82355100
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           83           0.82917071        0.84396602       0.80389497       0.81218361       0.82215906       0.83253950
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           84           0.83907369        0.85159817       0.81642085       0.82351814       0.83262246       0.84114315
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           85           0.84842557        0.85880908       0.82836893       0.83430739       0.84255660       0.84936568
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           86           0.85725664        0.86567441       0.83975596       0.84458710       0.85199099       0.85726826
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           87           0.86563114        0.87232928       0.85063245       0.85442384       0.86099077       0.86495742
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           88           0.87365927        0.87884551       0.86107243       0.86392517       0.86965614       0.87251155
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           89           0.88148342        0.88528671       0.87117516       0.87321445       0.87811517       0.88001027
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           90           0.88925279        0.89183990       0.88105883       0.88245956       0.88650644       0.88762761
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           91           0.89714307        0.89873543       0.89087819       0.89172919       0.89499207       0.89551206
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           92           0.90536811        0.90625516       0.90081463       0.90122645       0.90376999       0.90389343
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           93           0.91419527        0.91462342       0.91108062       0.91119522       0.91308130       0.91298453
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           94           0.92387971        0.92399931       0.92189549       0.92189549       0.92315894       0.92297838
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           95           0.93453209        0.93453209       0.93339154       0.93339154       0.93411221       0.93397209
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           96           0.94600780        0.94600780       0.94544700       0.94544700       0.94579937       0.94573014
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           97           0.95756189        0.95756189       0.95735233       0.95735233       0.95748327       0.95745763
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           98           0.96653019        0.96653019       0.96653019       0.96653019       0.96653019       0.96653019
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           99           0.97499375        0.97499375       0.97499375       0.97499375       0.97499375       0.97499375
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

                        Enhanced Death Benefit Factors - Initial Values and Grading Periods

-------------------------------------------------------------------------------------------------------------------
The factors  shown above are  applicable  for single life  policies  where the Insureds are in the  preferred  risk class. Factors for joint life cases and substandard policies are available on request.
-------------------------------------------------------------------------------------------------------------------

                                                    APPENDIX B
                               GUARANTEED MONTHLY MAXIMUM COST OF INSURANCE CHARGES
                                        (Per $1,000 of Net Amount at Risk)

The following are guaranteed  maximum cost of insurance  charges  deducted on a monthly basis. For more information on the cost of insurance, please see the Prospectus.

     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
        Attained      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
           Age
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           16             0.1234            0.1635           0.0750           0.0842           0.1134           0.1476
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           17             0.1309            0.1752           0.0775           0.0884           0.1201           0.1585
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           18             0.1359            0.1844           0.0800           0.0926           0.1251           0.1660
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           19             0.1393            0.1902           0.0825           0.0951           0.1276           0.1718
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           20             0.1401            0.1935           0.0842           0.0976           0.1293           0.1743
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           21             0.1384            0.1935           0.0859           0.0992           0.1276           0.1752
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           22             0.1359            0.1902           0.0867           0.1017           0.1259           0.1727
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           23             0.1326            0.1869           0.0884           0.1042           0.1234           0.1702
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           24             0.1293            0.1818           0.0900           0.1067           0.1217           0.1668
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           25             0.1251            0.1760           0.0917           0.1092           0.1184           0.1626
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           26             0.1226            0.1727           0.0942           0.1134           0.1167           0.1610
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           27             0.1209            0.1710           0.0959           0.1167           0.1159           0.1601
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           28             0.1201            0.1710           0.0984           0.1209           0.1159           0.1610
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           29             0.1201            0.1735           0.1017           0.1259           0.1167           0.1643
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           30             0.1209            0.1777           0.1042           0.1318           0.1176           0.1685
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           31             0.1234            0.1835           0.1076           0.1368           0.1201           0.1743
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           32             0.1268            0.1910           0.1109           0.1426           0.1234           0.1818
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           33             0.1318            0.2011           0.1151           0.1501           0.1284           0.1910
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           34             0.1376            0.2127           0.1201           0.1585           0.1343           0.2019
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           35             0.1443            0.2269           0.1259           0.1677           0.1409           0.2153
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           36             0.1518            0.2437           0.1343           0.1818           0.1485           0.2311
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           37             0.1618            0.2646           0.1443           0.1986           0.1585           0.2512
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           38             0.1727            0.2880           0.1551           0.2178           0.1693           0.2737
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           39             0.1844            0.3147           0.1668           0.2386           0.1810           0.2997
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           40             0.1986            0.3457           0.1810           0.2637           0.1952           0.3289
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           41             0.2136            0.3791           0.1960           0.2905           0.2102           0.3616
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           42             0.2295            0.4160           0.2111           0.3172           0.2261           0.3959
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           43             0.2470            0.4561           0.2261           0.3440           0.2428           0.4335
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           44             0.2662            0.5005           0.2412           0.3708           0.2612           0.4746
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           45             0.2880            0.5475           0.2579           0.3992           0.2821           0.5181
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           46             0.3114            0.5961           0.2754           0.4285           0.3038           0.5626
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           47             0.3365            0.6490           0.2946           0.4587           0.3281           0.6104
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           48             0.3641            0.7061           0.3147           0.4913           0.3540           0.6632
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           49             0.3942            0.7682           0.3373           0.5274           0.3825           0.7195
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           50             0.4285            0.8372           0.3624           0.5659           0.4151           0.7825
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           51             0.4679            0.9154           0.3900           0.6070           0.4520           0.8532
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           52             0.5131            1.0039           0.4218           0.6540           0.4947           0.9331
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           53             0.5651            1.1042           0.4570           0.7061           0.5433           1.0232
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           54             0.6230            1.2139           0.4930           0.7590           0.5970           1.1211
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           55             0.6876            1.3314           0.5316           0.8136           0.6565           1.2249
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           56             0.7582            1.4558           0.5701           0.8675           0.7203           1.3339
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           57             0.8330            1.5871           0.6079           0.9180           0.7876           1.4481
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           58             0.9163            1.7254           0.6456           0.9676           0.8616           1.5668
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           59             1.0098            1.8742           0.6884           1.0207           0.9441           1.6940
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           60             1.1143            2.0402           0.7388           1.0839           1.0376           1.8368
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
        Attained      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
           Age
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           61             1.2308            2.2279           0.8010           1.1632           1.1430           1.9993
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           62             1.3652            2.4400           0.8784           1.2654           1.2654           2.1852
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           63             1.5176            2.6774           0.9735           1.3897           1.4050           2.3946
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           64             1.6872            2.9378           1.0806           1.5286           1.5608           2.6242
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           65             1.8733            3.2146           1.1962           1.6754           1.7322           2.8673
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           66             2.0752            3.5051           1.3162           1.8249           1.9159           3.1205
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           67             2.2920            3.8070           1.4388           1.9695           2.1110           3.3796
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           68             2.5282            4.1248           1.5659           2.1161           2.3228           3.6490
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           69             2.7908            4.4708           1.7076           2.2758           2.5573           3.9410
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           70             3.0886            4.8542           1.8742           2.4648           2.8234           4.2653
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           71             3.4298            5.2869           2.0777           2.7049           3.1309           4.6355
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           72             3.8253            5.7785           2.3279           2.9998           3.4904           5.0610
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           73             4.2749            6.3264           2.6285           3.3519           3.9010           5.5381
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           74             4.7716            6.9307           2.9757           3.7549           4.3571           6.0658
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           75             5.3054            7.5807           3.3649           4.1972           4.8498           6.6334
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           76             5.8727            8.2501           3.7879           4.6698           5.3744           7.2163
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           77             6.4695            8.9272           4.2435           5.1659           5.9269           7.8075
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           78             7.1000            9.6169           4.7391           5.6933           6.5124           8.4100
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           79             7.7848           10.3436           5.2913           6.2710           7.1504           9.0487
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           80             8.5472           11.1328           5.9234           6.9226           7.8639           9.7476
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           81             9.4095           12.0089           6.6558           7.6677           8.6746           10.5307
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           82             10.3922          12.9898           7.5074           8.5225           9.6030           11.4151
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           83             11.4945          14.0624           8.4777           9.5196           10.6478          12.4038
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           84             12.6988          15.1933           9.5594           10.6131          11.7941          13.4616
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           85             13.9806          16.3456           10.7444          11.7893          13.0226          14.5634
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           86             15.3265          17.4918           12.0280          13.0418          14.3218          15.6927
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           87             16.7180          18.6836           13.4123          14.3609          15.6828          16.8797
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           88             18.1509          19.9424           14.9028          15.7562          17.1061          18.1427
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           89             19.6476          21.2120           16.5166          17.2301          18.6128          19.4508
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           90             21.2331          22.5117           18.2733          18.8930          20.2310          20.8698
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           91             22.9495          23.8839           20.2227          20.7186          22.0046          22.4143
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           92             24.8700          25.5022           22.4528          22.7883          24.0145          24.2183
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           93             27.2013          27.6222           25.1486          25.2821          26.4618          26.4965
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           94             30.4289          30.5976           28.7360          28.7360          29.8106          29.6898
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           95             35.4922          35.4922           34.1581          34.1581          34.9988          34.8350
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           96             44.5151          44.5151           43.5428          43.5428          44.1528          44.0324
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           97             62.8314          62,8314           62.1940          62.1940          62.5918          62.5138
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           98             83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           99             83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------------------------------------------------------------------------------------
We base the guaranteed maximum cost of insurance charges on the sex distinct 1980  Commissioners  Standard Ordinary
Ultimate  Mortality  Table,  age last  birthday  unless  unisex  rates apply.  If unisex  charges  apply,  a unisex variation of that table is used. The amounts shown are per $1,000 amount at risk.  The  guaranteed  maximum cost of insurance  charge  depends on the tobacco  usage class and risk class of each  Insured(s).  The charges shown above are  applicable  for Insureds in the preferred risk class.  The  guaranteed  maximum cost of insurance  charges for other risk  classes are  available  upon  request.  Cost of insurance  charges for joint life cases are  determined using a standard  insurance  industry  method used to derive the applicable  charge based on the applicable cost of insurance  charge for both  Insureds.  Guaranteed  maximum cost of insurance  charges for specific  proposed  joint
Insureds are available upon request.
-------------------------------------------------------------------------------------------------------------------

                                                    APPENDIX C
          NET SINGLE PREMIUM FACTORS FOR DETERMINATION OF REQUIRED DEATH BENEFITS FOR AS TROPHY POLICIES

The  following  are examples of how we determine  the Required  Death  Benefit for the AS Trophy  Policy.  For more information on the AS Trophy Policy, please see Appendix D of the Prospectus.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                      Male             Male              Female           Female           Unisex           Unisex
       Attained       No Tobacco Use   Tobacco User      No Tobacco Use   Tobacco User     No Tobacco Use   Tobacco User
       Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       20             .145794          .179648           .128227          .145820          .142304          .172989
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       21             .150168          .184901           .132462          .150638          .146645          .178153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       22             .154741          .190376           .136853          .155637          .151184          .183526
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       23             .159531          .196117           .141415          .160816          .155930          .189151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       24             .164555          .202134           .146147          .166184          .160898          .195038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       25             .169822          .208454           .151056          .171748          .166090          .201206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       26             .175351          .215097           .156150          .177516          .171531          .207673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       27             .181135          .222053           .161428          .183482          .177215          .214429
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       28             .187175          .229318           .166906          .189661          .183143          .221476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       29             .193474          .236889           .172585          .196055          .189316          .228812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       30             .200035          .244756           .178464          .202666          .195738          .236424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       31             .206860          .252916           .184560          .209495          .202417          .244318
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       32             .213944          .261368           .190875          .216560          .209349          .252490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       33             .221291          .270109           .197419          .223864          .216536          .260939
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       34             .228895          .279132           .204192          .231403          .223975          .269663
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       35             .236761          .288437           .211198          .239179          .231667          .278659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       36             .244894          .298015           .218438          .247196          .239618          .287922
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       37             .253298          .307862           .225900          .255421          .247832          .297442
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       38             .261963          .317956           .233579          .263842          .256297          .307199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       39             .270894          .328294           .241477          .272450          .265020          .317188
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       40             .280099          .338865           .249599          .281240          .274006          .327396
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       41             .289568          .349652           .257933          .290189          .283246          .337811
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       42             .299311          .360652           .266484          .299295          .292748          .348423
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       43             .309334          .371859           .275263          .308570          .302519          .359236
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       44             .319639          .383267           .284285          .318028          .312566          .370243
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       45             .330230          .394864           .293562          .327683          .322892          .381435
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       46             .341103          .406652           .303095          .337537          .333493          .392815
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       47             .352264          .418644           .312891          .347598          .344380          .404397
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       48             .363716          .430831           .322953          .357876          .355551          .416178
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       49             .375463          .443211           .333288          .368370          .367012          .428145
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       50             .387504          .455776           .343896          .379072          .378764          .440301
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       51             .399832          .468510           .354772          .389982          .390796          .452625
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       52             .412433          .481383           .365917          .401101          .403100          .465093
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       53             .425290          .494362           .377317          .412407          .415657          .477675
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       54             .438381          .507408           .388968          .423887          .428450          .490336
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       55             .451696          .520502           .400884          .435558          .441470          .503062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       56             .465218          .533636           .413071          .447432          .454705          .515849
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       57             .478941          .546812           .425551          .459541          .468157          .528704
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       58             .492871          .560033           .438358          .471935          .481836          .541635
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       59             .506993          .573308           .451517          .484649          .495733          .554659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       60             .521284          .586632           .465025          .497695          .509832          .567772
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       61             .535723          .599969           .478863          .511045          .524108          .580940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       62             .550287          .613272           .492991          .524640          .538534          .594113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       63             .564927          .626483           .507352          .538390          .553060          .607226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       64             .579602          .639551           .521878          .552212          .567644          .620226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       65             .594281          .652440           .536544          .566075          .582253          .633078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                      Male             Male              Female           Female           Unisex           Unisex
       Attained       No Tobacco Use   Tobacco User      No Tobacco Use   Tobacco User     No Tobacco Use   Tobacco User
       Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       66             .608944          .665153           .551348          .579988          .596866          .645783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       67             .623584          .677704           .566315          .593989          .611486          .658364
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       68             .638205          .690127           .581486          .608159          .626126          .670866
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       69             .652797          .702445           .596895          .622553          .640782          .683321
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       70             .667333          .714642           .612535          .637176          .655433          .695722
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       71             .681762          .726681           .628356          .651974          .670031          .708034
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       72             .696014          .738497           .644271          .666812          .684505          .720184
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       73             .709994          .750004           .660165          .681560          .698753          .732078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       74             .723624          .761135           .675927          .696097          .712698          .743646
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       75             .736865          .771831           .691482          .710345          .726295          .754831
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       76             .749724          .782071           .706791          .724284          .739544          .765615
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       77             .762229          .791908           .721863          .737937          .752472          .776060
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       78             .774433          .801434           .736726          .751362          .765131          .786252
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       79             .786390          .810733           .751401          .764609          .777570          .796281
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       80             .798116          .819847           .765881          .777687          .789804          .806185
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       81             .809588          .828771           .780117          .790566          .801808          .815960
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       82             .820755          .837465           .794038          .803191          .813528          .825567
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       83             .831544          .845863           .807562          .815500          .824891          .834946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       84             .841909          .853936           .820645          .827387          .835853          .844050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       85             .851863          .861731           .833298          .838880          .846430          .852923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       86             .861489          .869377           .845592          .850070          .856706          .861680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       87             .870930          .877089           .857651          .861099          .866821          .870505
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       88             .880405          .885052           .869655          .872184          .876986          .879589
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       89             .890224          .893507           .881864          .883606          .887492          .889179
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       90             .900787          .902897           .894634          .895774          .898724          .899698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       91             .912663          .913849           .908493          .909137          .911231          .911680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       92             .926694          .927262           .924224          .924501          .925827          .925965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       93             .944200          .944411           .943053          .943115          .943789          .943791
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       94             .967326          .967355           .967034          .967034          .967219          .967199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------------------------------------------------------------------------------------
The Required  Death  Benefit is determined  by treating the Account  Value as if it were a net single  premium.  We determine  the Required  Death  Benefit by dividing the Account  Value by the net single  premium  factors that are determined  for your  Policy  as of the  Policy  Date.  These  factors  vary by the  attained  Age,  gender  (where permitted),  tobacco  usage class and risk class of each  Insured.  The  factors  shown  above are  applicable  for
Insureds in the preferred risk class.  The factors for other risk classes are available  upon request.  Factors for joint life cases depend upon a standard  insurance  industry  method used to derive the applicable  factor for both
Insureds.
-------------------------------------------------------------------------------------------------------------------

                                                    APPENDIX D

                                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                          Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial condition of American Skandia Life Assurance  Corporation
(the "Company" which is an indirect  wholly-owned  subsidiary of Skandia Insurance Company Ltd.) as of December 31,
2002 and 2001, and the related consolidated  statements of income,  shareholder's equity and cash flows for each of the  three  years  in the  period  ended  December  31,  2002.  These  consolidated  financial  statements  are the responsibility  of the Company's  management.  Our  responsibility  is to express an opinion on these  consolidated financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the consolidated  financial position of American Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and
the  consolidated  results of their operations and their cash flows for each of the three years in the period ended
December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2, in 2002 the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill
and Other Intangible Assets.

As discussed in Note 2, effective January 1, 2001, the Company adopted Statement of Financial Accounting
Standards No. 133, Accounting for Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP

Hartford, Connecticut
February 3, 2003

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Consolidated Statements of Financial Condition
                                         (in thousands, except share data)

                                                                           As of December 31,
                                                                          2002            2001
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value (amortized cost of $379,422
     and $356,882, respectively)                                     $       398,601 $       362,831
   Equity securities - at fair value (amortized cost of $52,017
     and $49,886, respectively)                                               51,769          45,083
   Derivative instruments - at fair value                                     10,370           5,525
   Policy loans                                                                7,559           6,559
                                                                     --------------- ---------------

     Total investments                                                       468,299         419,998

Cash and cash equivalents                                                     51,339               -
Accrued investment income                                                      4,196           4,737
Deferred acquisition costs                                                 1,117,544       1,383,281
Reinsurance receivable                                                         5,447           7,733
Receivable from affiliates                                                     3,961           3,283
Income tax receivable                                                              -          30,537
Deferred income taxes                                                         38,206               -
Fixed assets, at depreciated cost (accumulated depreciation of
$7,555 and $4,266, respectively)                                              12,132          17,752
Other assets                                                                 101,848         103,912
Separate account assets                                                   21,905,613      26,038,549
                                                                     --------------- ---------------

     Total assets                                                    $    23,708,585 $    28,009,782
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future policy and contract benefits                     $       149,349 $        91,126
Accounts payable and accrued expenses                                        133,543         192,952
Income tax payable                                                             6,547               -
Deferred income taxes                                                              -          54,980
Payable to affiliates                                                          2,223         101,035
Future fees payable to American Skandia, Inc. ("ASI")                        708,249         799,472
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                110,000         144,000
Separate account liabilities                                              21,905,613      26,038,549
                                                                     --------------- ---------------

     Total liabilities                                                    23,025,524      27,432,114
                                                                     --------------- ---------------

Commitments and contingent liabilities (Note 18)

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   595,049         335,329
Retained earnings                                                             73,821         239,078
Accumulated other comprehensive income                                        11,691             761
                                                                     --------------- ---------------

     Total shareholder's equity                                              683,061         577,668
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    23,708,585 $    28,009,782
                                                                     =============== ===============

                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                         Consolidated Statements of Income
                                                  (in thousands)

                                                                       For the Years Ended December 31,
                                                                      2002          2001           2000
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    370,004  $    388,696  $    424,578
Fee income                                                              97,650       111,196       130,610
Net investment income                                                   19,632        20,126        18,595
Net realized capital (losses) gains                                     (9,614)          928          (688)
Other                                                                    2,176         1,770         4,883
                                                                  ------------  ------------  ------------

   Total revenues                                                      479,848       522,716       577,978
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   3,391         1,955           751
   Change in annuity and life insurance policy reserves                  2,741       (39,898)       49,339
   Guaranteed minimum death benefit claims, net of hedge                23,256        20,370         2,618
   Return credited to contract owners                                    5,196         5,796         8,463
                                                                  ------------  ------------  ------------

     Total benefits                                                     34,584       (11,777)       61,171

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          188,728       196,755       150,597
   Amortization of deferred acquisition costs                          510,059       224,047       184,616
   Interest expense                                                     14,544        73,424        85,998
                                                                  ------------  ------------  ------------

                                                                       713,331       494,226       421,211
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         747,915       482,449       482,382
                                                                  ------------  ------------  ------------

     (Loss) income from operations before income tax
(benefit) expense                                                     (268,067)       40,267        95,596

       Income tax (benefit) expense                                   (102,810)        7,168        30,779
                                                                  ------------  ------------  ------------

         Net (loss) income                                        $   (165,257) $     33,099  $     64,817
                                                                  ============  ============  ============

                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Consolidated Statements of Shareholder's Equity
                                                  (in thousands)

                                                                                    Accumulated Other
                                                                                  Comprehensive Income
                                                                               ----------------------------
                                                                               -------------- -------------
                                                      Additional                  Foreign      Unrealized
                                          Common        Paid in    Retained      Currency        Gains
                                            Stock       Capital     Earnings    Translation     (Losses)       Total
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
         As of December 31, 1999              $2,500     $215,879    $141,162        $148          ($255)      $359,434
Net income                                                             64,817                                    64,817
Other comprehensive income:
   Unrealized capital gains                                                                          843            843
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                      433            433
   Foreign currency translation                                                       (66)                          (66)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                        1,210
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             66,027
Capital contributions                                      71,450                                                71,450
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2000                        2,500      287,329     205,979          82          1,021        496,911
Net income                                                             33,099                                    33,099
Other comprehensive loss:
   Unrealized capital losses                                                                        (261)          (261)
   Reclassification adjustment for
realized gains included in net
realized capital (losses) gains                                                                      (14)           (14)
   Foreign currency translation                                                       (67)                          (67)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive loss                                                                                           (342)
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             32,757
Capital contributions                                      48,000                                                48,000
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2001                        2,500      335,329     239,078          15            746        577,668
Net loss                                                             (165,257)                                 (165,257)
Other comprehensive income:
   Unrealized capital gains                                                                       10,434         10,434
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                    1,126          1,126
   Foreign currency translation                                                      (630)                         (630)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                       10,930
                                                                                                            ------------
                                                                                                            ------------
Comprehensive loss                                                                                             (154,327)
Capital contributions                                     259,720                                               259,720
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2002                       $2,500     $595,049     $73,821       $(615)       $12,306       $683,061

Unrealized  capital gains (losses) is shown net of tax expense (benefit) of $5,618,  ($140) and $454 for 2002, 2001 and 2000,  respectively.  Reclassification  adjustment for realized losses (gains) included in net realized capital
(losses)  gains is  shown  net of tax  expense  (benefit)  of  $606,  ($8)  and  $233  for  2002,  2001  and  2000,
respectively.  Foreign  currency  translation is shown net of tax benefit of $339,  $36 and $36 for 2002,  2001 and
2000, respectively.

                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Consolidated Statements of Cash Flows
                                                  (in thousands)

                                                                         For the Years Ended December 31,
                                                                           2002        2001        2000
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net (loss) income                                                    $ (165,257) $   33,099  $   64,817
   Adjustments to reconcile net (loss) income to net
     cash (used in) provided by operating activities:
     Amortization and depreciation                                          21,649      13,374       5,758
     Deferral of acquisition costs                                        (244,322)   (209,136)   (495,103)
     Amortization of deferred acquisition costs                            510,059     224,047     184,616
     Deferred tax (benefit) expense                                        (99,071)     46,215      60,023
     Change in unrealized (gains) losses on derivatives                     (5,149)      2,902      (2,936)
     Increase (decrease) in policy reserves                                  3,293     (38,742)     50,892
     (Decrease) increase in net receivable/payable to affiliates           (99,490)    103,496     (72,063)
     Change in net income tax receivable/payable                            37,084       4,083     (58,888)
     Increase in other assets                                               (9,546)    (12,105)    (65,119)
     Decrease (increase) in accrued investment income                          541         472      (1,155)
     Decrease (increase) in reinsurance receivable                           2,286      (1,849)        420
     (Decrease) increase in accounts payable and accrued
expenses                                                                   (59,409)     55,912     (21,550)
     Net realized capital (gains) losses on derivatives                    (26,654)    (14,929)      5,554
     Net realized capital losses (gains) on investments                      9,616        (928)        688
                                                                        ----------  ----------  ----------
       Net cash (used in) provided by operating activities                (124,370)    205,911    (344,046)
                                                                        ----------  ----------  ----------

Cash flow from investing activities:
     Purchase of fixed maturity investments                               (388,053)   (462,820)   (380,737)
     Proceeds from sale and maturity of fixed
       maturity investments                                                367,263     390,816     303,736
     Purchase of derivatives                                               (61,998)   (103,533)    (14,781)
     Proceeds from exercise or sale of derivative instruments               88,956     113,051       5,936
     Purchase of shares in equity securities and dividend
reinvestments                                                              (49,713)    (55,430)    (18,136)
     Proceeds from sale of shares in equity securities                      34,220      25,228       8,345
     Purchase of fixed assets                                               (2,423)    (10,773)     (7,348)
     Increase in policy loans                                               (1,000)     (2,813)     (2,476)
                                                                        ----------  ----------  ----------
       Net cash used in investing activities                               (12,748)   (106,274)   (105,461)
                                                                        ----------  ----------  ----------

Cash flow from financing activities:
     Capital contribution                                                  259,720      48,000      71,450
     Pay down of surplus notes                                             (34,000)    (15,000)    (20,000)
     (Decrease) increase in future fees payable to ASI, net                (91,223)   (137,355)    358,376
     Deposits to contract owner accounts                                   808,209      59,681     172,441
     Withdrawals from contract owner accounts                             (164,964)   (130,476)   (102,603)
     Change in contract owner accounts, net of investment earnings        (588,315)     62,875     (55,468)
                                                                        ----------  ----------  ----------
       Net cash provided by (used in) financing activities                 189,427    (112,275)    424,196
                                                                        ----------  ----------  ----------

       Net increase (decrease) in cash and cash equivalents                 52,309     (12,638)    (25,311)
       Change in foreign currency translation                                 (970)       (103)       (101)
       Cash and cash equivalents at beginning of period                          -      12,741      38,153
       Cash and cash equivalents at end of period                       $   51,339  $        -  $   12,741
                                                                        ==========  ==========  ==========
     Income taxes (received) paid                                       $  (40,823) $  (43,130) $   29,644
                                                                        ==========  ==========  ==========
     Interest paid                                                      $   23,967  $   56,831  $  114,394
                                                                        ==========  ==========   =========
                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                    Notes to Consolidated Financial Statements
                                                 December 31, 2002
                                              (dollars in thousands)

1.       ORGANIZATION AND OPERATION

         American  Skandia Life Assurance  Corporation  ("ASLAC" or the "Company"),  with its principal  offices in
         Shelton,  Connecticut,  is a wholly-owned  subsidiary of American Skandia,  Inc. ("ASI").  On December 19,
         2002,  Skandia  Insurance  Company Ltd. (publ) ("SICL"),  an insurance company organized under the laws of the  Kingdom of  Sweden,  and the  ultimate  parent  company of the  Company,  entered  into a  definitive purchase agreement with Prudential  Financial,  Inc., a New Jersey corporation  ("Prudential  Financial"),
         whereby   Prudential   Financial   will   acquire  the  Company  and  certain  of  its   affiliates   (the
         "Acquisition").  Consummation  of the  transaction  is subject to various  closing  conditions,  including regulatory  approvals and approval of certain  matters by the board of directors and  shareholders  of the mutual funds advised by American Skandia Investment  Services,  Inc.  ("ASISI"),  a subsidiary of ASI. The transaction is expected to close during the second quarter of 2003.

         The Company  develops  long-term  savings  and  retirement  products,  which are  distributed  through its
         affiliated  broker/dealer  company,   American  Skandia  Marketing,   Incorporated  ("ASM").  The  Company
         currently  issues  term and  variable  universal  life  insurance  and  variable  deferred  and  immediate annuities for individuals and groups in the United States of America and its territories.

         The  Company  has 99.9%  ownership  in  Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life insurance company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $5,023 and $4,179 as of  December  31,  2002,  and 2001,  respectively.  Skandia  Vida has  generated  net losses of $2,706,
         $2,619 and $2,540 in 2002, 2001 and 2000,  respectively.  As part of the Acquisition,  it is expected that the  Company  will  sell its  ownership  interest  in  Skandia  Vida to SICL.  The  Company  has filed for required  regulatory  approvals  from the State of  Connecticut  and Mexico related to the sale of Skandia
         Vida.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements  have been  prepared  in  conformity  with accounting  principles  generally accepted in the United States ("U.S.  GAAP").  Skandia Vida has
                  been  consolidated  in  these  financial  statements.   Intercompany  transactions  and  balances
                  between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain  reclassifications  have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective  January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No.
                  133,  "Accounting for Derivative  Instruments and Hedging Activities," as amended by SFAS 137 and
                  SFAS 138  (collectively  "SFAS  133").  Derivative  instruments  held by the  Company  consist of equity put option contracts utilized to

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  manage the economic risks  associated  with  guaranteed  minimum death benefits  ("GMDB").  These derivative  instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the  Consolidated  Statements  of Income,  together  with GMDB claims  expense,  as a component of  Guaranteed  Minimum Death Benefit  Claims,  Net of Hedge.  The adoption of SFAS No.
                  133 did not have a material effect on the Company's financial statements.

                  Effective  April 1, 2001,  the Company  adopted the  Emerging  Issues Task Force  ("EITF")  Issue
                  99-20,  "Recognition  of Interest  Income and  Impairment  on Purchased  and Retained  Beneficial
                  Interests  in  Securitized   Financial  Assets."  Under  the  consensus,   investors  in  certain
                  asset-backed   securities  are  required  to  record  changes  in  their  estimated  yield  on  a prospective  basis and to  evaluate  these  securities  for an other  than  temporary  decline in value.  If the fair value of the  asset-backed  security has declined  below its carrying  amount and the decline is  determined to be other than  temporary,  the security is written down to fair value.  The  adoption  of EITF Issue  99-20 did not have a  significant  effect on the  Company's financial statements.

                  In July 2001, the Financial  Accounting  Standards Board ("FASB")  issued  Statement of Financial
                  Accounting  Standards.  No. 142  "Accounting  for Goodwill and  Intangible  Assets" ("SFAS 142").
                  Under the new standard,  goodwill and intangible  assets deemed to have indefinite  lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new standard.  Other intangible assets will continue to be amortized over their useful lives.

                  The Company applied the new rules on the accounting for goodwill and other  intangible  assets in the first  quarter of 2002.  The  adoption of SFAS 142 did not have a  significant  impact on the
                  Company's financial statements.

C.       Investments
         -----------

                  The Company has  classified its fixed maturity  investments as  available-for-sale  and, as such, they are  carried at fair  value  with  changes in  unrealized  gains and  losses  reported  as a component of other comprehensive income.

                  The Company  has  classified  its equity  securities  held in support of a deferred  compensation plan (see Note 12) as  available-for-sale.  Such  investments  are  carried  at fair  value  with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized  capital  gains and losses on disposal of  investments  are  determined  by the specific identification method.

                  Other than temporary  impairment  charges are  determined  based on an analysis that is performed on a security by security basis and includes quantitative and qualitative factors.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

D.       Derivative Instruments
         ----------------------

                  The Company uses derivative instruments,  which consist of equity put option contracts,  for risk management  purposes,  and not for trading or  speculation.  The Company hedges the economic GMDB exposure  associated  with  equity  market  fluctuations.  As the  equity  markets  decline,  the
                  Company's  exposure to future GMDB claims increases.  Conversely,  as the equity markets increase the Company's  exposure to future GMDB claims  decreases.  The claims  exposure is reduced by the market value effect of the option contracts purchased.

                  Based on  criteria  described  in SFAS 133,  the  Company's  fair value  hedges do not qualify as
                  "effective"  hedges  and,  therefore,  hedge  accounting  may not be  applied.  Accordingly,  the derivative  investments  are carried at fair value with  changes in  unrealized  gains and losses being recorded in income as those changes  occur.  As such,  both realized and  unrealized  gains and losses are  reported in the  Consolidated  Statements  of Income,  together  with GMDB claims expense, as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.

                  As of December 31, 2002 and 2001,  the  accumulated  difference  between cost and market value on the  Company's  derivatives  was an unrealized  gain of $1,434 and an unrealized  loss of $3,715,
                  respectively.   The  amount  of  realized  and   unrealized   gains  (losses)  on  the  Company's
                  derivatives  recorded  during the years  ended  December  31,  2002,  2001 and 2000 was  $31,803,
                  $12,027 and ($2,619), respectively.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial paper and money market mutual funds  purchased  with a  maturity  date,  at  acquisition,  of three  months  or less to be cash equivalents.

                  As of December  31,  2002,  $50 of cash  reflected  on the  Company's  financial  statements  was restricted in compliance with regulatory requirements.

         F.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and reflected at the purchase price of $6,000 less  accumulated  amortization  of $2,038 at December 31, 2002. Due to the adoption of
                  SFAS 142,  the cost of the licenses is no longer  being  amortized  but is subjected to an annual impairment  test.  As of December 31,  2002,  the Company  estimated  the fair value of the state insurance  licenses  to be in excess of book  value  and,  therefore,  no  impairment  charge was required.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         G.       Income Taxes
                  ------------

                  The Company is included  in the  consolidated  federal  income tax return  filed by Skandia  U.S.
                  Inc.  and its U.S.  subsidiaries.  In  accordance  with the tax  sharing  agreement,  the federal income tax  provision  is  computed  on a separate  return  basis as  adjusted  for  consolidated items.  Pursuant to the terms of this  agreement,  the Company has the right to recover the value of losses  utilized  by the  consolidated  group in the year of  utilization.  To the  extent the
                  Company  generates  income in future  years,  the Company is entitled to offset  future  taxes on that income through the application of its loss carry forward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences  between the carrying amounts of assets and  liabilities  for  financial  reporting  purposes  and the amounts used for income tax purposes.

         H.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contract  owner account  values or separate  accounts  for  mortality  and expense  risks,  administration  fees, surrender  charges  and an annual  maintenance  fee per  contract.  Revenues  for  mortality  and expense risk charges and  administration  fees are  recognized  as assessed  against the contract holder.  Surrender  charge revenue is recognized  when the surrender  charge is assessed  against the  contract  holder  at the time of  surrender.  Annual  maintenance  fees are  earned  ratably throughout the year.

                  Benefit reserves for the variable  investment options on annuity contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Fee income from mutual fund  organizations  is  recognized  when  assessed  against  assets under management.

                  Revenues for variable  immediate  annuity and  supplementary  contracts  with life  contingencies consist of certain  charges  against  contract  owner  account  values  including  mortality  and expense  risks and  administration  fees.  These  charges and fees are  recognized  as revenue as assessed against the contract holder.  Benefit reserves for variable  immediate annuity contracts represent  the  account  value  of  the  contracts  and  are  included  in the  separate  account liabilities.

                  Revenues for the market value adjusted fixed investment  option on annuity  contracts  consist of separate  account  investment  income  reduced by amounts  credited  to the  contract  holder for
                  interest.   This  net  spread  is  included  in  return   credited  to  contract  owners  on  the
                  consolidated  statements of income.  Benefit  reserves for these contracts  represent the account value of the contracts plus a

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  market value  adjustment,  and are included in the general  account reserve for future policy and contract  benefits to the extent in excess of the  separate  account  assets,  typically  for the market value adjustment at the reporting date.

                  Revenues  for  fixed  immediate   annuity  and  fixed   supplementary   contracts   without  life
                  contingencies  consist of net investment  income,  reported as a component of return  credited to contract  owners.  Revenues  for  fixed  immediate  annuity  contracts  with  life  contingencies consist of single premium payments recognized as annuity  considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year and are included in the general  account  reserve for future policy and contract  benefits.  Assumed  interest  rates ranged from 6.25% to 8.25% at December 31, 2002 and 2001.

                  Revenues  for  variable  life  insurance  contracts  consist of charges  against  contract  owner account  values or separate  accounts for mortality and expense risk fees,  administration  fees, cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts also include  charges against  premium to pay state  premium  taxes.  All of these  charges are  recognized  as revenue when  assessed  against the  contract  holder.  Benefit  reserves  for  variable  life  insurance contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         I.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring  new business,  which vary with and are primarily  related to new business generated,  are being deferred,  net of reinsurance.  These costs include  commissions,  purchase credits, costs of contract issuance, and certain selling expenses that vary with production.

                  The Company uses the  retrospective  deposit method for amortizing  deferred  acquisition  costs.
                  This method  results in deferred  acquisition  costs being  amortized in  proportion  to expected gross  profits,  from  surrender  charges and policy and asset based fees,  net of operating  and claim costs. The deferred  acquisition cost asset is adjusted  retrospectively  and prospectively when  estimates of current and future gross  profits to be realized  from a group of products are revised.  Critical  assumptions  in  estimating  gross  profits  include  those  for  surrenders, long-term  fund growth rate,  expenses and death  benefits.  The  long-term  fund growth rate, in large part,  determines the estimated future asset levels on which the most significant  revenues are based.  The Company's  long-term fund growth rate  assumption is 8% (net of charges  assessed against the  underlying  mutual fund,  but before  charges  assessed at the separate  account and contract  level).  When current  period actual asset growth is greater or less than the Company's long-term  expectation,  the Company  adjusts the  short-term  asset  growth rate to a level that will  allow  the  Company,  in  the  short-term,  to  resume  the  long-term  asset  growth  rate expectation.  The  short-term  asset  growth rate is subject to  constraints  surrounding  actual market conditions.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of deferred  acquisition costs and related  amortization for the years ended December 31, are as follows:

                                                                 2002            2001            2000
                                                                 ----            ----            ----
                  Balance at beginning of year              $   1,383,281   $   1,398,192   $   1,087,705
                  Acquisition costs deferred during the
                       year                                       244,322         209,136         495,103
                  Acquisition costs amortized during the
                       year                                      (510,059)       (224,047)       (184,616)
                                                            -------------   -------------   -------------
                  Balance at end of year                    $   1,117,544   $   1,383,281   $   1,398,192
                                                            =============   =============   =============

                  As asset  growth  rates,  during  2002 and 2001,  have been far  below  the  Company's  long-term assumption,  the  adjustment  to the  short-term  asset growth rate had risen to a level,  before being  capped,  that in  management's  opinion was excessive in the current  market  environment.
                  Based on an analysis of those  short-term  rates,  the related  estimates of future gross profits and an impairment  study,  management of the Company  determined that the short-term asset growth rate should be reset to the level of the long-term  growth rate  expectation  as of September 30,
                  2002.  This resulted in an acceleration of amortization of approximately $206,000.

                  Throughout  the year,  the Company also updated its future  estimated  gross profits with respect to certain  mortality  assumptions  reflecting  actual  experience  and the decline in the equity markets resulting in additional increased amortization of approximately $72,000.

         J.       Reinsurance
                  -----------

                  The Company  cedes  reinsurance  under  modified  co-insurance  arrangements.  These  reinsurance arrangements  provide additional  capacity for growth in supporting the cash flow strain from the
                  Company's  variable  annuity and variable life insurance  business.  The  reinsurance is effected under quota share contracts.

                  At December 31, 2002 and 2001, in  accordance  with the  provisions  of the modified  coinsurance agreements,  the  Company  accrued  approximately  $5,447 and $7,733,  respectively,  for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         K.       Translation of Foreign Currency
                  -------------------------------

                  The  financial  position  and results of  operations  of Skandia  Vida are  measured  using local currency as the  functional  currency.  Assets and  liabilities  are  translated  at the exchange rate in effect at each  year-end.  Statements  of income  and  changes  in  shareholder's  equity
                  accounts  are  translated  at  the  average  rate   prevailing   during  the  year.   Translation
                  adjustments  arising from the use of differing  exchange rates from period to period are reported as a component of other comprehensive income.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         L.       Separate Accounts
                  -----------------

                  Assets  and  liabilities  in  separate   accounts  are  included  as  separate  captions  in  the
                  consolidated  statements of financial  condition.  Separate account assets consist principally of long  term  bonds,  investments  in  mutual  funds,  short-term  securities  and  cash  and  cash equivalents,  all of which are carried at fair value.  The investments are managed  predominately through ASISI,  utilizing  various fund managers as sub-advisors.  The remaining  investments are managed by independent  investment  firms.  The contract holder has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The  investment risk on the variable  portion of a contract is borne by the contract  holder.  Fixed options with minimum  guaranteed  interest  rates  are also  available.  The  Company  bears the  credit  risk associated with the investments that support these fixed options.

                  Included in Separate  Account  liabilities  are reserves of $1,828,048 and $1,092,944 at December
                  31, 2002 and 2001,  respectively,  relating to deferred annuity  investment options for which the contract  holder is guaranteed a fixed rate of return.  These reserves are  calculated  using the
                  Commissioners  Annuity  Reserve  Valuation  Method.  Separate  Account  assets of $1,828,048  and
                  $1,092,944 at December 31, 2002 and 2001,  respectively,  consisting of fixed maturities,  equity securities,  short-term  securities,  cash  and  cash  equivalents,  accrued  investment  income, accrued  liabilities  and amounts  due  to/from the General  Account are held in support of these annuity obligations, pursuant to state regulation.

                  Included in the general  account,  within  Reserves for Future Policy and Contract  Benefits,  is
                  the market value  adjustment  associated  with the  guaranteed,  fixed rate  investment  options, assuming the market value adjustment at the reporting date.

                  Net investment  income  (including net realized  capital gains and losses) and interest  credited to contract holders on separate  account assets are not separately  reflected in the Consolidated
                  Statements of Income.

M.       Unearned Performance Credits
         ----------------------------

                  The Company  defers  certain bonus credits  applied to contract  holder  deposits.  The credit is reported as a contract  holder  liability  within separate  account  liabilities and the deferred expense is  reported  as a  component  of other  assets.  As the  contract  holder  must keep the contract  in-force  for 10 years to earn the bonus  credit,  the Company  amortizes  the deferred expense on a straight-line  basis over 10 years.  If the contract holder  surrenders the contract or the  contract  holder dies prior to the end of 10 years,  the bonus  credit is returned to the
                  Company.  This  component of the bonus credit is amortized in proportion  to expected  surrenders and  mortality.  As of December  31, 2002 and 2001,  the  unearned  performance  credit asset was
                  $83,288 and $89,234, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         N.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with U.S. GAAP requires that  management make estimates and  assumptions  that affect the reported amount of assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  The more  significant  estimates  and  assumptions  are  related to  deferred acquisition  costs and  involve  estimates  of  future  policy  lapses,  investment  returns  and maintenance expenses.  Actual results could differ from those estimates.

3.       INVESTMENTS

         The amortized cost,  gross  unrealized gains and losses and fair value of fixed maturities and investments in equity  securities as of December 31, 2002 and 2001 are shown below.  All  securities  held at December
         31, 2002 and 2001 were publicly traded.

         Investments in fixed maturities as of December 31, 2002 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    270,969   $    15,658       $    (78)   $    286,549
         Obligations of state and political
           subdivisions                                    253             9             (1)            261
         Corporate securities                          108,200         3,631            (40)        111,791
                                                  ------------   -----------       --------    ------------
              Totals                              $    379,422   $    19,298       $   (119)   $    398,601
                                                  ============   ===========       ========    ============

         The amortized cost and fair value of fixed maturities,  by contractual  maturity, at December 31, 2002 are shown  below.  Actual  maturities  may  differ  from  contractual  maturities  due to call  or  prepayment provisions.

                                                       Amortized
                                                          Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    12,793   $    12,884
         Due after one through five years                 165,574       171,830
         Due after five through ten years                 186,609       198,913
         Due after ten years                               14,446        14,974
                                                      -----------   -----------
           Total                                      $   379,422   $   398,601
                                                      ===========   ===========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                   ----------        -------         ------     ----------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          =====       ========

         Proceeds from sales of fixed maturities  during 2002, 2001 and 2000 were $367,213,  $386,816 and $302,632, respectively.  Proceeds  from  maturities  during  2002,  2001 and  2000  were  $50,  $4,000  and  $1,104, respectively.

         The  cost,  gross  unrealized  gains/losses  and  fair  value  of  investments  in  equity  securities  at
         December 31 are shown below:

                                                           Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2002                             $ 52,017         $ 136        $    (384)     $ 51,769
         2001                             $  49,886        $ 122        $ (4,925)      $ 45,083

         Net realized  investment gains (losses),  determined on a specific  identification  basis, were as follows for the years ended December 31:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                $    8,213      $  8,849       $  1,002
           Gross losses                                   (4,468)       (4,387)        (3,450)

         Investment in equity securities:
           Gross gains                                        90           658          1,913
           Gross losses                                  (13,451)       (4,192)          (153)
                                                      ----------      --------       --------

              Totals                                  $   (9,616)     $    928       $   (688)
                                                      ==========      ========       ========

         During 2002,  the Company  determined  that certain  amounts of its investment in equity  securities  were other than temporarily impaired and, accordingly, recorded a loss of $3,769.

         As of December  31, 2002,  the Company did not own any  investments  in fixed  maturity  securities  whose carrying value exceeded 10% of the Company's equity.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         As of December 31, 2002, the following  fixed  maturities  were  restricted in compliance  with regulatory requirements:

         Security                                                      Fair Value
         --------                                                      ----------
         U.S. Treasury Note, 6.25%, February 2003                           $4,345
         U.S. Treasury Note, 3.00%, November 2003                              183
         Puerto Rico Commonwealth, 4.60%, July 2004                            210
         Puerto Rico Commonwealth, 4.875%, July 2023                            52

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS

         The methods and assumptions used to determine the fair value of financial instruments are as follows:

         Fair  values  of fixed  maturities  with  active  markets  are based on quoted  market  prices.  For fixed maturities  that trade in less  active  markets,  fair values are  obtained  from an  independent  pricing service.

         Fair values of equity securities are based on quoted market prices.

         The fair value of  derivative  instruments  is  determined  based on the current  value of the  underlying index.

         The carrying  value of cash and cash  equivalents  (cost)  approximates  fair value due to the  short-term nature of these investments.

         The carrying value of policy loans approximates fair value.

         Fair value of future fees  payable to ASI are  determined  on a  discounted  cash flow  basis,  using best estimate  assumptions of lapses,  mortality,  free  withdrawals  and a long-term fund growth rate of 8% on the Company's assets under management.

         The carrying value of short-term  borrowings  (cost)  approximates fair value due to the short-term nature of these liabilities.

         Fair  value of surplus  notes are  determined  based on a  discounted  cash flow  basis  with a  projected payment  of  principal  and  all  accrued  interest  at  the  maturity  date  (see  Note  14  for  payment restrictions).

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

         The fair  values and  carrying  values of  financial  instruments  at  December  31,  2002 and 2001 are as follows:

                                                   December 31, 2002                December 31, 2001
                                                   -----------------                -----------------
                                             Fair Value     Carrying Value    Fair Value     Carrying Value
                                           -------------- ------------------ ------------- ------------------
                                           -------------- ------------------ ------------- ------------------
        Assets
        ------
        Fixed Maturities                         $398,601           $398,601      $362,831           $362,831
        Equity Securities                          51,769             51,769        45,083             45,083
        Derivative Instruments                     10,370             10,370         5,525              5,525
        Policy Loans                                7,559              7,559         6,559              6,559

        Liabilities
        -----------
        Future Fees Payable to ASI                429,773            708,249       546,357            799,472
        Short-term Borrowing                       10,000             10,000        10,000             10,000
        Surplus Notes and accrued
           interest of $29,230 and
           $25,829 in 2002 and 2001,
           respectively                           140,777            139,230       174,454            169,829

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities                              $  18,015     $  18,788      $  13,502
         Cash and cash equivalents                         1,116           909          5,209
         Equity securities                                   809           622             99
         Policy loans                                        403           244             97
                                                      ----------    ----------     ----------
         Total investment income                          20,343        20,563         18,907
         Investment expenses                                (711)         (437)          (312)
                                                      ----------    ----------     ----------
         Net investment income                         $19,632       $  20,126      $  18,595
                                                       ========      ========= ==   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                                                            2002          2001         2000
                                                            ----          ----         ----
         Current tax benefit                            $    (3,739)   $  (39,047)  $   (29,244)
         Deferred tax expense, excluding operating
           loss carryforwards                                35,915        60,587        60,023
         Deferred tax benefit for operating and
           capital loss carryforwards                      (134,986)      (14,372)            -
                                                        -----------    ----------   -----------
              Total income tax (benefit) expense        $  (102,810)   $    7,168   $    30,779
                                                        ===========    ==========   ===========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                   Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         Deferred tax assets (liabilities) include the following at December 31:

                                                           2002          2001
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   165,348   $   241,503
           Future fees payable to ASI                       21,475        63,240
           Deferred compensation                            20,603        20,520
           Net operating loss carry forward                147,360        14,372
           Other                                             6,530        17,276
                                                       -----------   -----------
              Total deferred tax assets                    361,316       356,911
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs, net                (312,933)     (404,758)
           Net unrealized gains on fixed
              maturity securities                           (6,713)       (2,082)
           Other                                            (3,464)       (5,051)
                                                       -----------   -----------
              Total deferred tax liabilities              (323,110)     (411,891)
                                                       -----------   -----------
                Net deferred tax asset (liability)     $    38,206   $   (54,980)
                                                       ===========   ===========

         In  accordance  with SFAS 109, the Company has  performed an analysis of its deferred tax assets to assess recoverability.  Looking at a variety of items,  most  notably,  the timing of the  reversal of  temporary items and future  taxable  income  projections,  the Company  determined  that no  valuation  allowance is needed.

         The income tax  (benefit)  expense  was  different  from the  amount  computed  by  applying  the  federal statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                                                                   2002            2001           2000
                                                                   ----            ----           ----
         (Loss) income before taxes
           Domestic                                           $   (265,361)   $   42,886      $   98,136
           Foreign                                                  (2,706)       (2,619)         (2,540)
                                                              ------------    ----------      ----------
           Total                                                  (268,067)       40,267          95,596
           Income tax rate                                              35%           35%             35%
                                                              -------------   -----------     -----------
         Tax (benefit) expense at federal statutory income
           tax rate                                                (93,823)       14,093          33,459

         Tax effect of:
           Dividend received deduction                             (12,250)       (8,400)         (7,350)
           Losses of foreign subsidiary                                947           917             889
           Meals and entertainment                                     603           603             841
           State income taxes                                            -           (62)           (524)
           Federal provision to return differences                     709          (177)          3,235
           Other                                                     1,004           194             229
                                                              ------------    ----------      ----------
              Income tax (benefit) expense                    $   (102,810)   $    7,168      $   30,779
                                                              ============    ==========      ==========

         The Company's net operating loss carry forwards,  totaling  approximately  $421,029  (pre-tax) at December
         31, 2002, will expire in 2016 and 2017.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by American Skandia Information Services and Technology Corporation ("ASIST"), an affiliated company.  ASLAC signed a written service agreement with ASIST for these services executed and approved by the Connecticut Insurance Department in 1995.  This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.  The Company has also paid and charged operating costs to several of its affiliates.  The total cost to the Company for these items was $8,177, $6,179 and $13,974 in 2002, 2001 and 2000, respectively.  Income received for these items was approximately $13,052, $13,166 and $11,186 in 2002, 2001 and 2000, respectively.

         Allocated  depreciation  expense  was  $7,440,  $8,764  and $9,073 in 2002,  2001 and 2000,  respectively.
         Allocated  lease expense was $5,808,  $6,517 and $5,606 in 2002,  2001 and 2000,  respectively.  Allocated sub-lease  rental  income,  recorded as a reduction to lease expense,  was $738, $30 and $0 in 2002,  2001 and 2000,  respectively.  Assuming that the written  service  agreement  between ASLAC and ASIST continues indefinitely,  ASLAC's  allocated  future  minimum lease  payments and sub-lease  receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease         Sub-Lease
                                                                       -----         ---------
                                  2003                            $     4,847      $     1,616
                                  2004                                  5,275            1,773
                                  2005                                  5,351            1,864
                                  2006                                  5,328            1,940
                                  2007                                  5,215            1,788
                                  2008 and thereafter                  19,629            7,380
                                                                  -----------      -----------
                                  Total                           $    45,645      $    16,361
                                                                  ===========      ===========

         Beginning in 1999, the Company was  reimbursed by ASM for certain  distribution  related costs  associated with the sales of business  through an investment  firm where ASM serves as an introducing  broker dealer.
         Under this  agreement,  the expenses  reimbursed  were $8,255,  $6,610 and $6,064 in 2002,  2001 and 2000,
         respectively.   As  of  December  31,  2002  and  2001,  amounts  receivable  under  this  agreement  were approximately $458 and $639, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the Company  transferred  certain  rights to receive a portion of future  fees and  contract  charges  expected  to be realized  on  designated  blocks of deferred  annuity contracts.

         The  proceeds  from the  transfers  have been  recorded as a liability  and are being  amortized  over the remaining  surrender  charge period of the designated  contracts  using the interest  method.  The Company did not  transfer  the right to receive  future fees and charges  after the  expiration  of the  surrender charge period.

         In connection with these transactions,  ASI, through special purpose trusts,  issued  collateralized notes in private  placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the  securitization  purchase  agreements,  the rights  transferred  provide for ASI to receive  a  percentage  (60%,  80% or 100%  depending  on the  underlying  commission  option)  of  future mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected to be realized  over the  remaining  surrender  charge  period of the  designated  contracts  (generally  6 to 8 years).  The  liability  for  future  fees  payable  to ASI at the  balance  sheet  date is  based  on the consideration  received less principal repayments according to amortization  schedules that were developed at the inception of the  transactions.  If actual  mortality and expense  charges and contingent  deferred sales  charges are less than those  projected  in the original  amortization  schedules,  calculated  on a transaction by transaction  basis, ASI has no recourse against the Company.  As account values  associated with the designated  contracts have declined,  consistent  with the overall decline in the equity markets, current  mortality  and expense  charges have been lower than expected on certain  transactions  and it is likely  that  future  mortality  and  expense  charges,  on those  same  transactions,  will be lower than originally  projected.  As a result,  the ultimate cash flows associated with these transactions that will transfer to ASI may be lower than the current carrying amount of the liability (see Note 4).

         On April 12, 2002,  the Company  entered  into a new  securitization  purchase  agreement  with ASI.  This transaction  covers  designated  blocks of business  issued from  November 1, 2000  through  December  31,
         2001. The estimated  present value of the  transaction at April 12, 2002,  using a discount rate of 6.00%, was $101,713.

         Payments,  representing fees and charges in the aggregate amount, of $186,810,  $207,731 and $219,523 were made by the  Company  to ASI in 2002,  2001 and 2000,  respectively.  Related  interest  expense  of $828,
         $59,873 and $70,667 has been included in the  consolidated  statements of income for 2002,  2001 and 2000, respectively.

         The  Commissioner  of the State of  Connecticut  has  approved  the  transfer of future fees and  charges;
         however,  in the event that the Company becomes subject to an order of liquidation or rehabilitation,  the
         Commissioner  has the ability to restrict the payments due to ASI,  into a restricted  account,  under the
         Purchase Agreement subject to certain terms and conditions.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective        Contract Issue        Discount       Present
           Transaction         Date          Date               Period              Rate          Value
           -----------         ----          ----               ------              ----          -----

             1996-1           12/17/96        9/1/96        1/1/94 - 6/30/96        7.5%          $50,221
             1997-1            7/23/97        6/1/97        3/1/96 - 4/30/97        7.5%           58,767
             1997-2           12/30/97       12/1/97        5/1/95 - 12/31/96       7.5%           77,552
             1997-3           12/30/97       12/1/97        5/1/96 - 10/31/97       7.5%           58,193
             1998-1            6/30/98        6/1/98        1/1/97 - 5/31/98        7.5%           61,180
             1998-2           11/10/98       10/1/98        5/1/97 - 8/31/98        7.0%           68,573
             1998-3           12/30/98       12/1/98        7/1/96 - 10/31/98       7.0%           40,128
             1999-1            6/23/99        6/1/99        4/1/94 - 4/30/99        7.5%          120,632
             1999-2           12/14/99       10/1/99       11/1/98 - 7/31/99        7.5%          145,078
             2000-1            3/22/00        2/1/00        8/1/99 - 1/31/00        7.5%          169,459
             2000-2            7/18/00        6/1/00        2/1/00 - 4/30/00        7.25%          92,399
             2000-3           12/28/00       12/1/00        5/1/00 - 10/31/00       7.25%         107,291
             2000-4           12/28/00       12/1/00        1/1/98 - 10/31/00       7.25%         107,139
             2002-1            4/12/02        3/1/02       11/1/00 - 12/31/01       6.00%         101,713

         Payments of future fees payable to ASI, according to original amortization  schedules,  as of December 31,
         2002 are as follows:

                                          Year         Amount
                                          ----         ------

                                          2003      $   186,854
                                          2004          171,093
                                          2005          147,902
                                          2006          117,761
                                          2007           66,270
                                          2008           18,369
                                                    -----------
                                          Total     $   708,249
                                                    ===========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

9.       LEASES

The Company entered into an eleven year lease agreement for office space in Westminster, Colorado, effective January
         1, 2001.  Lease expense for 2002 and 2001 was $2,583 and $1,602, respectively.  Sub-lease rental income was $227 in 2002 and $0 in 2001.  Future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease           Sub-Lease
                                                                       -----           ---------
                                   2003                          $    1,913         $      426
                                   2004                               1,982                455
                                   2005                               2,050                500
                                   2006                               2,050                533
                                   2007                               2,050                222
                                   2008 and thereafter                8,789                  0
                                                                 ----------         ----------
                                   Total                         $   18,834         $    2,136
                                                                 ==========         ==========

10.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity  was  $279,957  and  $226,780  at  December  31,  2002  and  2001,
         respectively.

The Company incurred statutory basis net losses in 2002 of $192,474 due primarily to significant declines in the equity markets, increasing GMDB reserves calculated on a statutory basis.  Statutory basis net losses for 2001 were $121,957, as compared to income of $11,550 in 2000.

Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations.  For 2003, no amounts may be distributed without prior approval.

11.      STATUTORY ACCOUNTING PRACTICES

The Company prepares its statutory basis financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department.  Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the Codification of Statutory  Accounting  Principles  (Codification)  in March 1998. The
         effective date for  codification  was January 1, 2001. The Company's state of domicile,  Connecticut,  has adopted  codification  and the Company has made the  necessary  changes in its  statutory  accounting  and reporting  required  for  implementation.  The  overall  impact  of  adopting  codification  in 2001 was a one-time, cumulative change in accounting benefit recorded directly in statutory surplus of $12,047.

         In addition,  during 2001, based on a recommendation from the State of Connecticut  Insurance  Department, the Company changed its statutory method of accounting for its

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

11.      STATUTORY ACCOUNTING PRACTICES (continued)

         liability  associated with  securitized  variable  annuity fees.  Under the new method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability associated with variable  annuity fees ceded under  reinsurance  contracts.  This equates to the statutory liability  at any  valuation  date being  equal to the  Commissioners  Annuity  Reserve  Valuation  Method
         (CARVM)  offset  related  to  the  securitized  contracts.  The  impact  of  this  change  in  accounting, representing  the difference in the liability  calculated under the old method versus the new method as of
         January 1, 2001, was reported as a cumulative  effect of change in accounting  benefit  recorded  directly in statutory surplus of approximately $20,215.

         In 2001,  the Company,  in agreement  with the  Connecticut  Insurance  Department,  changed its reserving methodology to recognize free partial  withdrawals and to reserve on a "continuous"  rather than "curtate"
         basis.  The impact of these  changes,  representing  the difference in reserves  calculated  under the new methods  versus the old  methods,  was  recorded  directly to surplus as changes in reserves on account of valuation basis.  This resulted in an increase to the unassigned deficit of approximately $40,511.

         Effective  January 1, 2002,  the Company  adopted  Statement of Statutory  Accounting  Principles  No. 82,
         "Accounting  for the Costs of Computer  Software  Developed  or  Obtained  for  Internal  Use and Web Site
         Development  Costs"  ("SSAP  82").  SSAP 82  requires  the  capitalization  of certain  costs  incurred in connection  with  developing  or obtaining  internal use  software.  Prior to the adoption of SSAP 82, the
         Company  expensed all internal use software  related  costs as incurred.  The Company has  identified  and capitalized  $5,935  of  costs  associated  with  internal  use  software  as of  January  1,  2002 and is amortizing  the  applicable  costs  on  a  straight-line  basis  over  a  three  year  period.  The  costs capitalized  as of January 1, 2002  resulted in a direct  increase to  surplus.  Amortization  expense for the year ended December 31, 2002 was $757.

12.      EMPLOYEE BENEFITS

The Company has a 401(k) plan for which substantially all employees are eligible.  Under this plan, the Company provides a 50% match on employees' contributions up to 6% of an employee's salary (for an aggregate match of up to 3% of the employee's salary).  Additionally, the Company may contribute additional amounts based on profitability of the Company and certain of its affiliates.  Expenses related to this program in 2002,
         2001 and 2000 were $719, $2,738 and $3,734, respectively.  Company contributions to this plan on behalf of the participants were $921, $2,549 and $4,255 in 2002, 2001 and 2000, respectively.

         The  Company  has a deferred  compensation  plan,  which is  available  to the field  marketing  staff and certain  other  employees.  Expenses  related to this program in 2002,  2001 and 2000 were $3,522,  $1,615 and $1,030,  respectively.  Company  contributions to this plan on behalf of the participants were $5,271,
         $1,678 and $2,134 in 2002, 2001 and 2000, respectively.

         The Company and certain  affiliates  cooperatively  have a long-term  incentive  program under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing program, which benefits all employees

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

12.      EMPLOYEE BENEFITS (continued)

         below the officer level.  These programs  consist of multiple plans with new plans  instituted  each year.
         Generally,  participants  must remain employed by the Company or its affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these  units was $7,083 and  $13,645 as of December  31,  2002 and 2001,  respectively.  Expenses
         (income)  related  to  these  programs  in  2002,  2001  and  2000,  were  $1,471,  ($9,842)  and  $2,692, respectively.  Payments  under these  programs  were  $8,033,  $8,377 and $13,697 in 2002,  2001 and 2000, respectively.

13.      FINANCIAL REINSURANCE

The Company cedes insurance to other insurers in order to fund the cash strain generated from commission costs on current sales and to limit its risk exposure.  The Company uses modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business.  These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, the future fees generated from that book of business.  Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company.  The
         Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2002, 2001 and 2000 was as follows:

        2002                                                            Gross          Ceded           Net
        ----                                                            -----          -----           ---
        Annuity and life insurance charges and fees                 $   406,272     $   (36,268)  $   370,004
        Return credited to contract owners                          $     5,221     $       (25)  $     5,196
        Underwriting, acquisition and other insurance
        expenses (deferal of acquisition costs)                     $   154,588     $    34,140   $   188,728
        Amortization of deferred acquisition costs                  $   542,945     $   (32,886)  $   510,059

        2001
        ----
        Annuity and life insurance charges and fees                 $   430,914     $   (42,218)  $   388,696
        Return credited to contract owners                          $     5,704     $        92   $     5,796
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   163,677     $    33,078   $   196,755
        Amortization of deferred acquisition costs                  $   231,290     $    (7,243)  $   224,047

        2000
        ----
        Annuity and life insurance charges and fees                 $   473,318     $   (48,740)  $   424,578
        Return credited to contract owners                          $     8,540     $       (77)  $     8,463
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   108,399     $    42,198   $   150,597
        Amortization of deferred acquisition costs                  $   205,174     $   (20,558)  $   184,616

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL covering  certain contracts issued since January 1996.  The impact of this treaty to the

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

13.      FINANCIAL REINSURANCE (continued)

         Company was pre-tax (loss) income of ($4,137),  $8,394 and $23,341 in 2002,  2001 and 2000,  respectively.
         At  December  31,  2002 and 2001,  $675 and  $1,137,  respectively,  was  receivable  from SICL under this agreement.

14.      SURPLUS NOTES

         The  Company has issued  surplus  notes to ASI in  exchange  for cash.  Surplus  notes  outstanding  as of
         December 31, 2002 and 2001, and interest expense for 2002, 2001 and 2000 were as follows:

                                                 Liability as of
                                                 December 31,                Interest Expense
                                   Interest                                  For the Years
         Note Issue Date           Rate          2002          2001          2002         2001         2000
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994         7.28%         -             -             -            -            732
         March 28, 1994            7.90%         -             -             -            -            794
         September 30, 1994        9.13%         -             -             -            1,282        1,392
         December 19, 1995         7.52%         -             10,000        520          763          765
         December 20, 1995         7.49%         -             15,000        777          1,139        1,142
         December 22, 1995         7.47%         -             9,000         465          682          684
         June 28, 1996             8.41%         40,000        40,000        3,411        3,411        3,420
         December 30, 1996         8.03%         70,000        70,000        5,699        5,699        5,715
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                   $110,000      $144,000      $10,872      $12,976      $14,644
                                                 ==========    ==========    =========    =========    =========

         On September 6, 2002,  surplus notes for $10,000,  dated  December 19, 1995,  $15,000,  dated December 20,
         1995,  and $9,000,  dated  December 22,  1995,  were repaid.  On December 3, 2001, a surplus  note,  dated
         September  30,  1994,  for $15,000 was repaid.  On December  27, 2000,  surplus  notes for $10,000,  dated
         February 18, 1994, and $10,000,  dated March 28, 1994,  were repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest  and  repayment  of  principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2002 and
         2001,  $29,230 and $25,829,  respectively,  of accrued  interest on surplus  notes was not  permitted  for payment under these criteria.

15.      SHORT-TERM BORROWING

The Company had a $10,000 short-term loan payable to ASI at December 31, 2002 and 2001 as part of a revolving loan agreement.
         The loan had an interest rate of 1.97% and matured on January 13, 2003.  The loan was subsequently rolled over with a new interest rate of 1.82% and a new maturity date of March 13, 2003.  The loan was further extended to April 30, 2003 and a new interest rate of 1.71%.  The total related interest expense to the Company was $271, $522 and $687 in 2002, 2001 and 2000, respectively.  Accrued interest payable was $10 and $113 as of December 31, 2002 and 2001, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

15.      SHORT-TERM BORROWING (continued)

         On January 3, 2002, the Company  entered into a $150,000  credit  facility with ASI. This credit  facility terminates  on December  31, 2005 and bears  interest at the offered rate in the London  interbank  market
         (LIBOR) plus 0.35 percent per annum for the relevant  interest  period.  Interest expense related to these borrowings  was $2,243 for the year ended  December  31,  2002.  As of December  31,  2002,  no amount was outstanding under this credit facility.

16.      CONTRACT WITHDRAWAL PROVISIONS

Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contract owners at market value or with market value adjustment.  Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

17.      RESTRUCTURING CHARGES

         On March 22,  2001 and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with the current  investment  market  environment.  As part of the two plans,  the Company's  workforce  was reduced by  approximately  140 positions and 115  positions, respectively,  affecting  substantially all areas of the Company.  Estimated pre-tax severance benefits of
         $8,500 have been charged  against 2001  operations  related to these  reductions.  These charges have been reported in the Consolidated  Statements of Income as a component of  Underwriting,  Acquisition and Other
         Insurance  Expenses.  As of December 31, 2002 and 2001, the remaining  restructuring  liability,  relating primarily to the December 3, 2001 plan, was $12 and $4,104, respectively.

18.      COMMITMENTS AND CONTINGENT LIABILITIES

         In recent years,  a number of annuity  companies  have been named as  defendants in class action  lawsuits relating to the use of variable  annuities as funding  vehicles for tax-  qualified  retirement  accounts.
         The Company is currently a defendant in one such  lawsuit.  A purported  class action  complaint was filed in the United States  District Court for the Southern  District of New York on December 12, 2002, by Diane
         C.  Donovan  against the Company and certain of its  affiliates  (the  "Donovan  Complaint").  The Donovan
         Complaint seeks  unspecified  compensatory  damages and injunctive  relief from the Company and certain of its  affiliates.  The Donovan  Complaint  claims that the Company and certain of its  affiliates  violated federal securities laws in marketing  variable  annuities.  This litigation is in the preliminary  stages.
         The Company believes this action is without merit, and intends to vigorously defend against this action.

         The Company is also involved in other lawsuits  arising,  for the most part, in the ordinary course of its business  operations.  While the outcome of these other lawsuits cannot be determined at this time,  after consideration  of the defenses  available to the Company,  applicable  insurance  coverage and any related reserves  established,  these other lawsuits are not expected to result in liability for amounts  material to the  financial  condition of the Company,  although it may  adversely  affect  results of operations in future periods.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

18.      COMMITMENTS AND CONTINGENT LIABILITIES (continued)

         As discussed  previously,  on December 19, 2002,  SICL entered into a definitive  purchase  agreement (the
         "Purchase  Agreement") to sell its ownership  interest in the Company and certain affiliates to Prudential
         Financial for approximately  $1.265 billion.  The closing of this  transaction,  which is conditioned upon certain  customary  regulatory and other  approvals and  conditions,  is expected in the second quarter of
         2003.

         The purchase price that was agreed to between SICL and  Prudential  Financial was based on a September 30,
         2002 valuation of the Company and certain  affiliates.  As a result,  assuming the transaction closes, the economics  of the  Company's  business  from  September  30,  2002  forward  will inure to the  benefit or detriment  of  Prudential  Financial.  Included in the  Purchase  Agreement,  SICL has agreed to indemnify
         Prudential  Financial for certain  liabilities  that may arise  relating to periods prior to September 30,
         2002. These liabilities  generally include market conduct  activities,  as well as contract and regulatory compliance (referred to as "Covered Liabilities").

         Related to the indemnification  provisions  contained in the Purchase Agreement,  SICL has signed, for the benefit of the Company,  an indemnity letter,  effective  December 19, 2002, to make the Company whole for certain  Covered  Liabilities  that come to fruition  during the period  beginning  December  19, 2002 and
         ending  with  the  close  of  the  transaction.   This  indemnification  effectively  transfers  the  risk
         associated  with those Covered  Liabilities  from the Company to SICL  concurrent  with the signing of the definitive purchase agreement rather than waiting until the transaction closes.

19.      SEGMENT REPORTING

         Assets under  management  and sales for products other than variable  annuities have not been  significant enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an
         Enterprise  and Related  Information,"  and the Company  does not  anticipate  that they will be so in the future due to changes in the Company's strategy to focus on its core variable annuity business.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2002                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues*    $   118,797   $    126,614   $    115,931   $    108,488
        Net investment income                           4,965          4,714          5,128          4,825
        Net realized capital losses                    (1,840)        (1,584)        (2,327)        (3,863)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                121,922        129,744        118,732        109,450
        Benefits and expenses*                        112,759        160,721        323,529        150,906
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                       9,163        (30,977)      (204,797)       (41,456)
        Income tax expense (benefit)                    1,703        (11,746)       (72,754)       (20,013)
                                                  -----------   ------------   ------------   ------------
        Net income (loss)                         $     7,460   $    (19,231)  $   (132,043)  $    (21,443)
                                                  ===========   ============   ============   ============

         *        For the quarters ended March 31, 2002 and June 30, 2002, the Company had overstated premiums ceded in revenues.  The above presentation reflects an equal and offsetting reclassification of these amounts to benefits and expenses with no net income impact.

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues***  $   130,885   $    128,465   $    122,708   $    119,604
        Net investment income**                         5,381          4,997          5,006          4,742
        Net realized capital gains (losses)             1,902            373            376         (1,723)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                138,168        133,835        128,090        122,623
        Benefits and expenses**  ***                  122,729        110,444        123,307        125,969
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                      15,439         23,391          4,783         (3,346)
        Income tax expense (benefit)                    4,034          7,451           (480)        (3,837)
                                                  -----------   ------------   -------------  ------------
        Net income                                $    11,405   $     15,940   $      5,263   $        491
                                                  ===========   ============   ============   ============

         **       For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had
                  reported  investment  performance  associated with its derivatives as net investment  income. The above presentation reflects a reclassification of these amounts to benefits and expenses.
         ***      For the quarters  ended  September  30, 2001 and December  31, 2001,  the Company had  overstated
                  premiums  ceded  in  revenues.   The  above   presentation   reflects  an  equal  and  offsetting
                  reclassification of these amounts to benefits and expenses with no net income impact.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 ****     For    the    quarters
                          ended March 31,  2000,
                          June     30,     2000,
                          September   30,   2000
                          and    December    31,
                          2000,  the Company had
                          reported    investment
                          performance
                          associated   with  its
                          derivatives   as   net
                          investment     income.
                          The              above
                          presentation  reflects
                          a reclassification  of
                          these    amounts    to
                          benefits           and
                          expenses.

                       APPENDIX E

           FINANCIAL STATEMENTS FOR AMERICAN
           SKANDIA LIFE ASSURANCE CORPORATION
                   SEPARATE ACCOUNT F

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account F and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited the  accompanying  statement of assets and  liabilities  and  contractowners'  equity of the sixty sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account F,  referred to in Note 1, as of
December 31, 2002,  and the related  statements of operations  and  statements of changes in net assets for each of the three years in the period then ended.  These  financial  statements  are the  responsibility  of the  Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with fund managers,  or by other appropriate  auditing procedures where replies from fund managers were not received.  An audit also includes assessing the accounting  principles used and significant estimates made by management,  as well as evaluating the overall financial statement  presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the sixty  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account F,
referred  to in Note 1, as of  December  31,  2002 and the  results of its  operations  and the  changes in its net assets for each of the three years in the period then ended,  in conformity with  accounting  principles  generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
March 25, 2003

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF ASSETS, LIABILITIES AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------

                                    ASSETS                                                                                                 LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                                 Payable to American Skandia Life Assurance Corporation                                            $ 65,349
            Alger All-Cap Growth Portfolio - 458,820 shares ( cost $2,659,290)                      $ 1,679,282       Payable to Evergreen Variable Annuity Trust                                                            198
            Alliance/Bernstein Growth + Value Portfolio - 28,939 shares ( cost $235,821)                209,806       Payable to Invesco Variable Investment Funds                                                         2,428
            Alliance Growth Portfolio - 243,135 shares ( cost $2,245,092)                             1,641,163       Payable to ProFunds VP                                                                               8,173
            Alliance Growth & Income Portfolio - 360,422 shares ( cost $6,593,397)                    4,890,923       Payable to Prudential Series Fund, Inc.                                                                 15
            American Century Income and Growth Portfolio - 215,342 shares ( cost $2,721,266)          2,026,368       Payable to Rydex Variable Trust                                                                        215
            American Century International Growth I Portfolio - 161,439 shares ( cost $1,637,020)     1,582,104
                                                                                                                                                                                                                 ----------------
            American Century Startegic Balanced Portfolio - 103,044 shares ( cost $1,318,084)         1,147,909                                 Total Liabilities                                                       $ 76,378
            Cohen & Steers Real Estate Portfolio -119,020 shares ( cost $1,243,726)                   1,196,156
            DeAm Bond Portfolio - 8,566 shares ( cost $89,601)                                           92,256
            DeAm Global Allocation Portfolio - 160,019 shares ( cost $1,892,915)                      1,500,979
            DeAm International Equity Portfolio - 108,844 shares ( cost $970,573)                       912,116                             NET ASSETS
            DeAm Large-Cap Growth Portfolio - 3,455 shares ( cost $27,578)                               26,745                                                                                       Unit
            DeAm Large-Cap Value Portfolio -71,965 shares ( cost $631,438)                              564,928       Contractowners' Equity                                        Units             Value
            DeAm Small-Cap Growth Portfolio - 249,601 shares ( cost $1,733,002)                       1,290,440
            DeAm Small-Cap Value Portfolio - 10,858 shares ( cost $96,112)                               84,150              AST - Alger All-Cap Growth Portfolio                        475,076          $ 3.53     $ 1,679,282
            Federated Aggressive Growth Portfolio - 23,442 shares ( cost $147,265)                      119,083              AST - Alliance/Bernstein Growth + Value Portfolio            29,344            7.15         209,806
            Federated High Yield Bond Portfolio - 290,928 shares ( cost $2,219,184)                   2,295,424              AST - Alliance Growth Portfolio                             223,920            7.33       1,641,163
            Gabelli All-Cap Value Portfolio - 132,587 shares ( cost $1,216,398)                       1,030,203              AST - Alliance Growth & Income Portfolio                    539,867            9.06       4,890,923
            Gabelli Small-Cap Value Portfolio -227,921 shares ( cost $2,913,013)                      2,641,600              AST - American Century Income & Growth Portfolio            259,067            7.82       2,026,368
            Goldman Sachs Concentrated Growth Portfolio - 296,426 shares ( cost $7,087,040)           4,953,270              AST - American Century International Growth I Portfolio     217,142            7.29       1,582,104
            Goldman Sachs Mid-Cap Growth Portfolio - 201,791 shares ( cost $874,566)                    581,158              AST - American Century Strategic Balanced Portfolio         115,587            9.93       1,147,909
            Goldman Sachs Small-Cap Value Portfolio -149,500 shares ( cost $2,197,983)                1,937,521              AST - Cohen & Steers Real Estate Portfolio                  103,361           11.57       1,196,156
            Invesco Capital Income Portfolio - 246,610 shares ( cost $3,603,836)                      3,094,957              AST - DeAm Bond Portfolio                                     8,633           10.69          92,256
            Lord Abbett Bond Debenture Portfolio - 87,866 shares ( cost $859,612)                       884,811              AST - DeAm Global Allocation Portfolio                      176,793            8.49       1,500,979
            Marsico Capital Growth Portfolio - 513,649 shares ( cost $8,062,492)                      6,019,972              AST - DeAm International Equity Portfolio                   142,458            6.40         912,116
            MFS Global Equity Portfolio - 49,358 shares ( cost $434,565)                                398,814              AST - DeAm Large-Cap Growth Portfolio                         3,482            7.68          26,745
            MFS Growth Portfolio - 284,536 shares ( cost $2,622,911)                                  1,690,145              AST - DeAm Large-Cap Value Portfolio                         73,527            7.68         564,928
            MFS Growth with Income Portfolio - 99,000 shares ( cost $815,259)                           687,061              AST - DeAm Small-Cap Growth Portfolio                       208,373            6.19       1,290,440
            Money Market Portfolio - 15,459,324 shares ( cost $15,459,324)                           15,459,324              AST - DeAm Small-Cap Value Portfolio                         10,943            7.69          84,150
            Neuberger & Berman Mid-Cap Growth Portfolio - 242,289 shares ( cost $3,284,088)           2,275,095              AST - Federated Aggressive Growth Portfolio                  23,881            4.99         119,083
            Neuberger & Berman Mid-Cap Value Portfolio - 294,052 shares ( cost $4,321,675)            3,849,136              AST - Federated High Yield Bond Portfolio                   265,985            8.63       2,295,424
            PBHG Small-Cap Growth Portfolio - 95,372 shares ( cost $1,688,102)                          992,827              AST - Gabelli All-Cap Value Portfolio                       135,033            7.63       1,030,203
            PIMCO Limited Maturity Bond Portfolio - 264,414 shares ( cost $2,917,752)                 3,003,749              AST - Gabelli Small-Cap Value Portfolio                     270,886            9.75       2,641,600
            PIMCO Total Return Bond Portfolio - 713,133 shares ( cost $8,322,028)                     8,728,750              AST - Goldman Sachs Concentrated Growth Portfolio           759,035            6.53       4,953,270
            Sanford Bernstein Core Value Portfolio - 60,507 shares ( cost $595,154)                     530,644              AST - Goldman Sachs Mid-Cap Growth Portfolio                208,020            2.79         581,158
            Sanford Bernstein Mgd Index 500 Portfolio - 317,178 shares ( cost $3,216,545)             2,775,303              AST - Goldman Sachs Small-Cap Value Portfolio               153,296           12.64       1,937,521
            Strong International Equity Portfolio -137,331 shares ( cost $1,675,674)                  1,678,190              AST - Invesco Capital Income Portfolio                      360,107            8.59       3,094,957
            T. Rowe Price Asset Allocation Portfolio - 47,178 shares ( cost $685,260)                   601,046              AST - Lord Abbett Bond Debenture Portfolio                   86,432           10.24         884,811
            T. Rowe Price Global Bond Portfolio - 49,432 shares ( cost $520,181)                        548,696              AST - Marsico Capital Growth Portfolio                      655,734            9.18       6,019,972
            T. Rowe Price Natural Resources Portfolio - 54,262 shares ( cost $720,100)                  735,786              AST - MFS Global Equity Portfolio                            51,134            7.80         398,814
            William Blair International Growth Portfolio -127,434 shares ( cost $1,858,395)             950,656              AST - MFS Growth Portfolio                                  295,259            5.72       1,690,145
      Evergreen Funds (Evergreen):                                                                                           AST - MFS Growth with Income Portfolio                      102,106            6.73         687,061
            VA Global Leaders Fund - 27,569 shares ( cost $325,974)                                     270,727              AST - Money Market Portfolio                              1,358,892           11.38      15,459,324
            VA Omega Fund - 77 shares ( cost $868)                                                          831              AST - Neuberger & Berman Mid-Cap Growth Portfolio           314,984            7.22       2,275,095
            VA Special Equity Fund - 43,483 shares ( cost $389,886)                                     308,730              AST - Neuberger & Berman Mid-Cap Value Portfolio            353,337           10.89       3,849,136
      Invesco Variable Investment Funds ( INVESCO ):                                                                         AST - PBHG Small-Cap Growth Portfolio                       132,463            7.50         992,827
            VIF Dynamics Fund - 86,708 shares ( cost $1,058,638)                                        740,486              AST - PIMCO Limited Maturity Bond Portfolio                 237,929           12.62       3,003,749
            VIF Financial Services Fund - 126,063 shares ( cost $1,512,675)                           1,323,666              AST - PIMCO Total Return Bond Portfolio                     661,070           13.20       8,728,750
            VIF Health Sciences Fund - 117,566 shares ( cost $1,959,090)                            $ 1,616,527              AST - Sanford Bernstein Core Value Portfolio                 61,498          $ 8.63       $ 530,644
            VIF Technology Fund - 121,501 shares ( cost $1,596,152)                                     992,667              AST - Sanford Bernstein Managed Index 500 Portfolio         332,949            8.34       2,775,303
            VIF Telecommunications Fund - 110,175 shares ( cost $544,449)                               301,879              AST - Strong International Equity Portfolio                 239,170            7.02       1,678,190
      Montgomery Variable Series ( Montgomery ):                                                                             AST - T. Rowe Price Asset Allocation Portfolio               62,516            9.61         601,046
            Emerging Markets Portfolio - 48,102 shares ( cost $304,069)                                 313,143              AST - T. Rowe Price Global Bond Portfolio                    48,389           11.34         548,696
      ProFunds VP (ProFunds):                                                                                                AST - T. Rowe Price Natural Resources Portfolio              60,813           12.10         735,786
            VP Bear - 6,638 shares ( cost $288,436)                                                     280,724              AST - William Blair International Growth Portfolio          136,925            6.94         950,656
            VP Bull Plus - 9,460 shares ( cost $144,537)                                                137,263              Evergreen - VA Global Leaders Fund                           38,168            7.09         270,727
            VP Europe 30 - 4,486 shares ( cost $86,656)                                                  80,785              Evergreen - VA Omega Fund                                       123            6.75             831
            VP OTC - 32,163 shares ( cost $406,860)                                                     346,070              Evergreen - VA Special Equity Fund                           43,546            7.09         308,730
            VP Ultra OTC - 278,846 shares ( cost $428,972)                                              418,269              INVESCO - VIF Dynamics Fund                                 125,025            5.92         740,486
            VP Ultra Small Cap - 9,118 shares ( cost $143,556)                                          133,488              INVESCO - VIF Financial Services Fund                       122,854           10.77       1,323,666
      Prudential Series Funds, Inc (Prudential):                                                                             INVESCO - VIF Health Sciences Fund                          169,082            9.56       1,616,527
            SP Jennison International Growth -3,711 shares ( cost $16,234)                               15,551              INVESCO - VIF Technology Fund                               290,034            3.42         992,667
      Rydex Variable Trust (Rydex):                                                                                          INVESCO - VIF Telecommunications Fund                       126,455            2.39         301,879
            Nova - 19,985 shares ( cost $193,195)                                                       103,523              Montgomery - Emerging Markets Portfolio                      44,511            7.04         313,143
            OTC - 7,615 shares ( cost $68,208)                                                           68,914              ProFunds - VP Bear                                           20,329           13.81         280,724
            Ursa - 14,416 shares ( cost $112,683)                                                       109,126              ProFunds - VP Bull Plus                                      29,028            4.73         137,263
                                                                                                                             ProFunds - VP Europe 30                                      14,851            5.44          80,785
                                                                                --------------------------------
                          Total Invested Assets                                                    $ 94,870,914              ProFunds - VP OTC                                            98,696            3.51         346,070
                                                                                                                             ProFunds - VP Ultra OTC                                     536,299            0.78         418,269
                                                                                                                             ProFunds - VP Ultra Small-Cap                                25,853            5.16         133,488
Receivable from American Skandia Trust                                                                 $ 76,093              Prudential - SP Jennison International Growth                 2,747            5.66          15,551
Receivable from Montgomery Variable Series                                                                  285              Rydex - Nova Fund                                            23,861            4.34         103,523
                                                                                --------------------------------
                          Total Receivables                                                            $ 76,378              Rydex - OTC Fund                                             26,568            2.59          68,914
                                                                                                                             Rydex - Ursa Fund                                             7,490           14.57         109,126

                                                                                                                                                                                                                 ----------------
                                                                                                                                                                                                                 ----------------
                                                                                                                                                Total Contractowners' Equity                                        $ 94,870,914

                                                                                --------------------------------                                                                                                 ----------------
                          Total Assets                                                             $ 94,947,292                                 Total Liabilities & Contractowner's Equity                          $ 94,947,292
                                                                                ================================                                                                                                 ================

----------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            AAF              AAF           AST - Alger                                    AST - Alger                     AST - Alger                        AST - Alliance/Bernstein
                                                                              Total                                        Growth        Mid-Cap Growth          All-Cap Growth                              Growth                             Mid-Cap Growth                    Growth + Value
                                                                         -------------------------------------------   ---------------  ---------------------------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------------------------  ---------------   ---------------------------------------------  ------------------------------------------------------------------------------------------------
                                                                            Year Ended     Year Ended    Year Ended     Jan. 1 thru      Jan. 1 thru        Year Ended     Year Ended     Year Ended       Jan.1 thru   * Nov. 11 thru    Jan.1 thru     * Nov. 11 thru     Year Ended     * May 1 thru
                                                                          Dec. 31, 2002   Dec. 31, 2001 Dec. 31, 2000  Nov. 11, 2000 ** Nov. 11, 2000 **  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Feb. 16, 2001 **Dec. 31, 2000  Feb. 16, 2001 **  Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001
                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 1,118,172  $ 1,220,938    $ 695,199               $ -              $ -               $ -            $ -            $ -         $ 11,974          $ -            $ 4,988            $ -              $ 128            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (4,223,560)  (3,492,564)    (615,742)          (24,579)         (14,384)          (95,087)      (103,980)        (4,508)         (11,876)      (1,432)            (8,740)          (986)           (20,207)          (664)
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (3,105,388)  (2,271,626)      79,457           (24,579)         (14,384)          (95,087)      (103,980)        (4,508)              98       (1,432)            (3,752)          (986)           (20,079)          (664)
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        101,609,199  118,515,863   83,551,486         2,709,072        1,864,479           609,778        712,469        201,126        2,191,502       42,117          1,664,510         36,321            336,514         40,009
   Cost of Securities Sold                                                    111,942,201  136,407,424   83,482,125         3,060,288        1,836,443           883,413      1,058,527        252,731        2,279,416       42,595          1,678,153         38,727            399,917         40,474
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
       Net Gain (Loss)                                                        (10,333,002) (17,891,561)      69,361          (351,216)          28,036          (273,635)      (346,058)       (51,605)         (87,914)        (478)           (13,643)        (2,406)           (63,403)          (465)

   Short-Term Capital Gain Distributions Received                                 458,997      934,599            -                 -                -                 -              -              -                -            -                  -              -                528              -
   Long-Term Capital Gain Distributions Received                                  438,109    1,925,505    2,199,594           299,471          162,551                 -              -              -                -            -                  -              -                  -              -
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
NET REALIZED GAIN (LOSS)                                                       (9,435,896) (15,031,457)   2,268,955           (51,745)         190,587          (273,635)      (346,058)       (51,605)         (87,914)        (478)           (13,643)        (2,406)           (62,875)          (465)

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         (8,386,824)  (9,562,580)   4,296,648           220,860           98,673          (277,226)      (228,704)             -         (106,815)           -            (37,158)             -              2,277              -
   End of Period                                                              (17,123,540)  (8,386,824)  (9,562,580)                -                -          (980,008)      (277,226)      (228,704)               -     (106,815)                 -        (37,158)           (26,015)         2,277
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (8,736,716)   1,175,756  (13,859,228)         (220,860)         (98,673)         (702,782)       (48,522)      (228,704)         106,815     (106,815)            37,158        (37,158)           (28,292)         2,277
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (21,278,000)$(16,127,327)$(11,510,816)       $ (297,184)        $ 77,530      $ (1,071,504)    $ (498,560)    $ (284,817)        $ 18,999   $ (108,725)          $ 19,763      $ (40,550)        $ (111,246)       $ 1,148
                                                                         ===========================================   ===============  ===============   =============================================  ============================   ===============================   ===============================
                                                                         ===========================================   ===============  ===============   =============================================  ============================   ===============================   ===============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AST - Alliance                                    AST - Alliance                                AST - American Century                         AST - American Century                         AST - American Century            AST - American Century
                                                                             Growth                                                Growth & Income                                  Income & Growth                             International Growth I                        International Growth II              Strategic Balanced
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                           Year Ended     Year Ended       Year Ended        Year Ended      Year Ended      Year Ended         Year Ended    Year Ended     Year Ended        Year Ended    Year Ended    Year Ended        Jan. 1 thru     Year Ended        Year Ended      Year Ended      Year Ended
                                                                         Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2002Dec. 31, 2001   Dec. 31, 2000   Sep. 24, 2001 **  Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ -             $ -              $ -          $ 43,380        $ 30,377        $ 14,497          $ 20,977      $ 14,393         $ 4,779             $ -        $ 5,059           $ -              $ 907          $ 189           $ 26,858       $ 11,584          $ 5,667
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)       (80,549)        (78,119)          (9,958)         (222,860)       (159,688)        (23,260)          (85,147)      (82,597)        (15,828)        (74,312)       (60,697)       (4,711)            (3,734)        (1,701)           (45,314)       (28,576)          (5,801)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    (80,549)        (78,119)          (9,958)         (179,480)       (129,311)         (8,763)          (64,170)      (68,204)        (11,049)        (74,312)       (55,638)       (4,711)            (2,827)        (1,512)           (18,456)       (16,992)            (134)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          627,680         536,678        1,385,045         1,093,644       1,569,455         691,151           300,773       445,654         380,933       3,123,459      2,207,029     6,028,724            150,965         35,256            212,311        109,868           57,687
   Cost of Securities Sold                                                    1,313,670       1,098,370        1,302,465         1,538,956       1,711,504         748,646           402,914       531,494         394,651       3,529,876      2,549,523     6,082,750            262,981         35,917            260,029        122,517           58,562
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
       Net Gain (Loss)                                                         (685,990)       (561,692)          82,580          (445,312)       (142,049)        (57,495)         (102,141)      (85,840)        (13,718)       (406,417)      (342,494)      (54,026)          (112,016)          (661)           (47,718)       (12,649)            (875)

   Short-Term Capital Gain Distributions Received                                     -         358,687                -           160,306          84,674               -                 -             -               -               -              -             -                  -              -                  -          5,728                -
   Long-Term Capital Gain Distributions Received                                      -          71,159           27,410           115,585         315,034         167,805                 -             -          51,314               -         77,175         6,202             34,720          9,072                  -          9,203           22,235
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
NET REALIZED GAIN (LOSS)                                                       (685,990)       (131,846)         109,990          (169,421)        257,659         110,310          (102,141)      (85,840)         37,596        (406,417)      (265,319)      (47,824)           (77,296)         8,411            (47,718)         2,282           21,360

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         (607,681)       (439,355)          64,908          (303,445)        101,524          66,445          (278,246)     (180,702)         41,505        (102,805)        22,061        15,664            (25,434)        11,355            (61,807)       (25,785)          18,724
   End of Period                                                               (603,929)       (607,681)        (439,355)       (1,702,473)       (303,445)        101,524          (694,899)     (278,246)       (180,702)        (54,916)      (102,805)       22,061                  -        (25,434)          (170,175)       (61,807)         (25,785)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                        3,752        (168,326)        (504,263)       (1,399,028)       (404,969)         35,072          (416,653)      (97,544)       (222,208)         47,889       (124,866)        6,397             25,434        (36,789)          (108,368)       (36,022)         (44,509)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (762,787)     $ (378,291)      $ (404,231)     $ (1,747,929)     $ (276,621)      $ 136,619        $ (582,964)   $ (251,588)     $ (195,661)     $ (432,840)    $ (445,823)    $ (46,138)         $ (54,689)     $ (29,890)        $ (174,542)     $ (50,732)       $ (23,283)
                                                                         ================================================  ================================================   =============================================   ==========================================   ===============================   ================================================
                                                                         ================================================  ================================================   =============================================   ==========================================   ===============================   ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - Cohen & Steers                       AST - DeAm              AST - DeAm Global                                AST - DeAm International                AST - DeAm                AST - DeAm                            AST - DeAm
                                                                          Real Estate                                      Bond            Allocation                                       Equity                                     Large-Cap Growth         Large-Cap Value                              Small-Cap Growth
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   --------------------------------------------------------------   ------------------------------------------
                                                                         --------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------  ---------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended     Year Ended     * May 1 thru        Year Ended      Year Ended      Year Ended     Year Ended     Year Ended     Year Ended      * May 1 thru        Year Ended    Year Ended   * Oct. 23 thru    Year Ended     Year Ended   Year Ended
                                                                         Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002      Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002     Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         --------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------  ---------------------------------------------------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 21,057       $ 14,856      $ 2,213                 $ -         $ 54,758         $ 33,879      $ 9,305              $ -            $ -          $ -                  $ -          $ 1,979          $ 67          $ -               $ -            $ -         $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (48,803)       (23,300)      (2,455)               (755)         (67,687)         (65,395)      (9,203)         (43,685)       (44,105)      (7,517)                 (69)         (24,529)      (11,353)           -           (74,063)       (75,491)     (9,643)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (27,746)        (8,444)        (242)               (755)         (12,929)         (31,516)         102          (43,685)       (44,105)      (7,517)                 (69)         (22,550)      (11,286)           -           (74,063)       (75,491)     (9,643)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         598,543      1,052,977      250,197               5,415          366,252          483,126      252,123        2,089,044        311,396    2,251,888                   69          464,765       238,471            2           433,333      1,537,700     517,782
   Cost of Securities Sold                                                     576,078      1,038,200      228,750               5,360          515,444          587,249      241,996        2,526,780        544,424    2,482,944                   70          529,507       246,953            2           637,665      2,435,744     633,920
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
       Net Gain (Loss)                                                          22,465         14,777       21,447                  55         (149,192)        (104,123)      10,127         (437,736)      (233,028)    (231,056)                  (1)         (64,742)       (8,482)           -          (204,332)      (898,044)   (116,138)

   Short-Term Capital Gain Distributions Received                                    -              -            -                   -                -                -            -                -              -            -                    -                -             -            -                 -        190,709           -
   Long-Term Capital Gain Distributions Received                                     -              -            -                   -                -                -       31,346                -              -       36,342                    -                -             -            -                 -        108,190       2,158
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
NET REALIZED GAIN (LOSS)                                                        22,465         14,777       21,447                  55         (149,192)        (104,123)      41,473         (437,736)      (233,028)    (194,714)                  (1)         (64,742)       (8,482)           -          (204,332)      (599,145)   (113,980)

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                          15,369         46,609        1,684                   -         (209,305)         (91,615)      32,730         (345,156)      (209,380)      25,093                    -          (16,032)           26            -          (205,497)      (286,577)      1,404
   End of Period                                                               (47,570)        15,369       46,609               2,655         (391,937)        (209,305)     (91,615)         (58,457)      (345,156)    (209,380)                (833)         (66,511)      (16,032)          26          (442,563)      (205,497)   (286,577)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (62,939)       (31,240)      44,925               2,655         (182,632)        (117,690)    (124,346)         286,699       (135,776)    (234,473)                (833)         (50,479)      (16,058)          26          (237,066)        81,080    (287,981)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (68,220)     $ (24,907)    $ 66,130             $ 1,955       $ (344,753)      $ (253,329)   $ (82,771)      $ (194,722)    $ (412,909)  $ (436,704)              $ (903)      $ (137,771)    $ (35,826)        $ 26        $ (515,461)    $ (593,556) $ (411,604)
                                                                         ==========================================  ==================   ============================================  ===========================================   ==================  ==========================================   ==========================================
                                                                         ==========================================  ==================   ============================================  ===========================================   ==================  ==========================================   ==========================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            AST - DeAm               AST - Federated                               AST - Federated                                AST - Gabelli                                  AST - Gabelli                           AST - Goldman Sachs
                                                                         Small-Cap Value            Aggressive Growth                              High Yield Bond                         All-Cap Value                                        Small-Cap Value                          Concentrated Growth
                                                                         -----------------   ---------------------------------------------   --------------------------------------------  --------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   --------------------------------------------  --------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                           * May 1 thru        Year Ended      Year Ended    * Oct. 23 thru    Year Ended    Year Ended     Year Ended       Year Ended    Year Ended   * Oct. 23 thru     Year Ended    Year Ended    Year Ended      Year Ended   Year Ended   Year Ended
                                                                          Dec. 31, 2002      Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001Dec. 31, 2000
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                       $ -               $ -             $ 18          $ -         $ 153,523     $ 115,548       $ 65,466          $ 9,742         $ 116            $ -         $ 10,409       $ 5,506      $ 1,685        $ 43,959          $ -     $ 10,736
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)          (1,220)           (9,040)          (2,026)           -           (80,943)      (54,591)        (8,523)         (57,931)      (37,565)            (1)        (114,298)      (59,720)      (5,236)       (291,844)    (352,116)    (114,711)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
NET INVESTMENT INCOME (LOSS)                                                       (1,220)           (9,040)          (2,008)           -            72,580        60,957         56,943          (48,189)      (37,449)            (1)        (103,889)      (54,214)      (3,551)       (247,885)    (352,116)    (103,975)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                             27,345           154,943          372,310            -         4,122,713     3,712,882        262,251          911,733     1,465,531            620        1,976,413     1,562,454    2,380,121       1,576,598    9,052,831    6,477,710
   Cost of Securities Sold                                                         30,682           175,091          378,330            -         4,281,016     3,965,334        298,345        1,126,240     1,551,481            620        2,033,858     1,558,327    2,327,867       2,443,658   14,962,816    6,456,959
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
       Net Gain (Loss)                                                             (3,337)          (20,148)          (6,020)           -          (158,303)     (252,452)       (36,094)        (214,507)      (85,950)             -          (57,445)        4,127       52,254        (867,060)  (5,909,985)      20,751

   Short-Term Capital Gain Distributions Received                                       -               561                -            -                 -             -              -                -           122              -                -         7,379            -               -            -            -
   Long-Term Capital Gain Distributions Received                                        -                 -                -            -                 -             -              -                -             -              -           38,452        48,871       14,677               -            -      698,720
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
NET REALIZED GAIN (LOSS)                                                           (3,337)          (19,587)          (6,020)           -          (158,303)     (252,452)       (36,094)        (214,507)      (85,828)             -          (18,993)       60,377       66,931        (867,060)  (5,909,985)     719,471

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                  -             3,704                -            -            14,896      (104,939)         4,070           10,558           109              -           41,903        44,664        3,427        (678,196)  (3,239,494)   1,467,017
   End of Period                                                                  (11,963)          (28,182)           3,704            -            76,240        14,896       (104,939)        (186,195)       10,558            109         (271,412)       41,903       44,664      (2,133,769)    (678,196)  (3,239,494)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

NET UNREALIZED GAIN (LOSS)                                                        (11,963)          (31,886)           3,704            -            61,344       119,835       (109,011)        (196,753)       10,449            109         (313,315)       (2,761)      41,236      (1,455,573)   2,561,298   (4,706,511)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (16,520)        $ (60,513)        $ (4,324)         $ -         $ (24,379)    $ (71,660)     $ (88,162)      $ (459,449)   $ (112,828)         $ 108       $ (436,197)      $ 3,402    $ 104,616    $ (2,570,518) $(3,700,803) $(4,091,015)
                                                                         =================   =============================================   ==========================================================================================   =========================================   =======================================
                                                                         =================   =============================================   ==========================================================================================   =========================================   =======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - Goldman Sachs                            AST - Goldman Sachs                                AST - Invesco                                     AST - Kinetics                               AST - Lord Abbett                                 AST - Marsico
                                                                                Mid-Cap Growth                                Small-Cap Value                                  Capital Income                                Internet                                           Bond Debenture                                 Capital Growth
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------   ---------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended   * May 1 thru      Year Ended     Year Ended      Year Ended        Year Ended      Year Ended      Year Ended        Jan. 1 thru     Year Ended    * Oct. 23 thru   Year Ended     Year Ended    * Oct. 23 thru     Year Ended     Year Ended     Year Ended
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000      May 3, 2002 ** Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -          $ 446           $ -          $ 7,211             $ -            $ -           $ 81,036       $ 45,575         $ 20,571             $ 102            $ -            $ -        $ 13,698            $ 4            $ -               $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (31,925)       (32,285)       (2,095)        (103,067)        (46,144)        (3,516)          (124,323)      (108,281)         (16,013)             (502)        (1,237)            (1)        (18,482)        (8,603)             -          (277,036)      (236,540)       (59,139)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (31,925)       (31,839)       (2,095)         (95,856)        (46,144)        (3,516)           (43,287)       (62,706)           4,558              (400)        (1,237)            (1)         (4,784)        (8,599)             -          (277,036)      (236,540)       (59,139)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         151,197        275,514        88,139          656,335       1,035,282        149,484          1,775,299      3,758,358          243,940            83,117         47,235             30         438,607        506,104              -         1,482,304      1,213,142      1,647,959
   Cost of Securities Sold                                                     347,130        570,447       109,828          711,061         917,791        128,126          1,905,849      4,105,604          248,981            85,512         50,774             34         456,971        521,646              -         2,332,882      1,485,059      1,320,732
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
       Net Gain (Loss)                                                        (195,933)      (294,933)      (21,689)         (54,726)        117,491         21,358           (130,550)      (347,246)          (5,041)           (2,395)        (3,539)            (4)        (18,364)       (15,542)             -          (850,578)      (271,917)       327,227

   Short-Term Capital Gain Distributions Received                                    -              -             -           93,908               -              -                  -              -                -                 -              -              -               -              1              -                 -              -              -
   Long-Term Capital Gain Distributions Received                                     -              -             -           68,897               -              -                  -         20,587           80,343                 -              -              -               -              -              -                 -        121,528        105,310
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
NET REALIZED GAIN (LOSS)                                                      (195,933)      (294,933)      (21,689)         108,079         117,491         21,358           (130,550)      (326,659)          75,302            (2,395)        (3,539)            (4)        (18,364)       (15,541)             -          (850,578)      (150,389)       432,537

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (283,811)      (215,030)            -          101,750         100,637          6,878             86,509          2,282           26,706              (540)          (160)             -           6,853              -              -        (1,798,865)      (485,132)       743,008
   End of Period                                                              (293,409)      (283,811)     (215,030)        (260,462)        101,750        100,637           (508,880)        86,509            2,282                 -           (540)          (160)         25,199          6,853              -        (2,042,519)    (1,798,865)      (485,132)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                      (9,598)       (68,781)     (215,030)        (362,212)          1,113         93,760           (595,389)        84,227          (24,425)              540           (380)          (160)         18,346          6,853              -          (243,654)    (1,313,733)    (1,228,140)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (237,456)    $ (395,553)   $ (238,814)      $ (349,989)       $ 72,460      $ 111,602         $ (769,226)    $ (305,138)        $ 55,435          $ (2,255)      $ (5,156)        $ (165)       $ (4,802)     $ (17,287)           $ -      $ (1,371,268)  $ (1,700,662)    $ (854,742)
                                                                         ===========================================   =============================================   ================================================================================================  ============================================   =============================================
                                                                         ===========================================   =============================================   ================================================================================================  ============================================   =============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           AST - MFS                                    AST - MFS                                   AST - MFS                                      AST                                             AST - Neuberger & Berman                     AST - Neuberger & Berman
                                                                                Global Equity                            Growth                                       Growth with Income                              Money Market                               Mid-Cap Growth                                Mid-Cap Value
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended    Year Ended    Year Ended     Year Ended      Year Ended    Year Ended     Year Ended     Year Ended    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ 37            $ -         $ 27              $ -           $ 49          $ 6         $ 2,925         $ 524         $ 48         $ 209,219     $ 549,737    $ 420,723              $ -           $ -          $ -         $ 19,087         $ 2,724      $ 1,252
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (13,770)        (9,971)        (484)         (81,178)       (79,458)      (1,420)        (31,041)      (20,818)      (1,388)         (630,338)     (593,340)     (76,107)        (114,881)     (103,172)     (17,760)        (174,401)        (98,411)      (8,438)
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (13,733)        (9,971)        (457)         (81,178)       (79,409)      (1,414)        (28,116)      (20,294)      (1,340)         (421,119)      (43,603)     344,616         (114,881)     (103,172)     (17,760)        (155,314)        (95,687)      (7,186)
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          63,718        381,698       98,988          329,970        549,584       35,912         275,407       122,261      136,554        34,648,513    40,613,871   31,721,428          676,005     1,496,630    1,637,352        1,174,963       1,556,942      564,007
   Cost of Securities Sold                                                      67,565        422,703       99,890          497,047        687,758       33,447         399,704       139,441      133,352        34,648,513    40,613,871   31,721,428        1,082,848     2,585,402    1,575,695        1,375,714       1,569,736      501,543
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
       Net Gain (Loss)                                                          (3,847)       (41,005)        (902)        (167,077)      (138,174)       2,465        (124,297)      (17,180)       3,202                 -             -            -         (406,843)   (1,088,772)      61,657         (200,751)        (12,794)      62,464

   Short-Term Capital Gain Distributions Received                                    -              -            -                -              -            -               -             -            -                 -             -            -                -        40,773            -          102,823          95,006            -
   Long-Term Capital Gain Distributions Received                                     -              -            -                -              -            -               -             -            -                 -             -            -                -       317,961       14,887           77,023          11,132        1,507
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
NET REALIZED GAIN (LOSS)                                                        (3,847)       (41,005)        (902)        (167,077)      (138,174)       2,465        (124,297)      (17,180)       3,202                 -             -            -         (406,843)     (730,038)      76,544          (20,905)         93,344       63,971

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           9,063         (3,678)           -         (399,933)       (36,407)       2,366         (60,126)       (5,118)         293                 -             -            -         (411,190)     (385,080)     113,016           42,787         186,537       17,291
   End of Period                                                               (35,751)         9,063       (3,678)        (932,765)      (399,933)     (36,407)       (128,198)      (60,126)      (5,118)                -             -            -       (1,008,993)     (411,190)    (385,080)        (472,539)         42,787      186,537
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (44,814)        12,741       (3,678)        (532,832)      (363,526)     (38,773)        (68,072)      (55,008)      (5,411)                -             -            -         (597,803)      (26,110)    (498,096)        (515,326)       (143,750)     169,246
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (62,394)     $ (38,235)    $ (5,037)      $ (781,087)    $ (581,109)   $ (37,722)     $ (220,485)    $ (92,482)    $ (3,549)       $ (421,119)    $ (43,603)   $ 344,616     $ (1,119,527)   $ (859,320)  $ (439,312)      $ (691,545)     $ (146,093)   $ 226,031
                                                                         ==========================================   ==========================================  =========================================   ==========================================   =========================================   ===========================================
                                                                         ==========================================   ==========================================  =========================================   ==========================================   =========================================   ===========================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                          AST - PBHG                                        AST - PIMCO Limited                               AST - PIMCO                                    AST - Sanford              AST - Sanford Bernstein                             AST - Scudder
                                                                               Small-Cap Growth                                Maturity Bond                               Total Return Bond                             Bernstein Core Value              Managed Index 500                            Japan
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------------------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                          Year Ended     Year Ended    Year Ended        Year Ended     Year Ended      Year Ended      Year Ended    Year Ended     Year Ended        Year Ended    * May 1 thru      Year Ended     Year Ended    Year Ended       Jan. 1 thru     Year Ended   * Oct. 23 thru
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   May 3, 2002 ** Dec. 31, 2001  Dec. 31, 2000
                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -            $ -           $ -           $ 66,222      $ 56,172      $ 39,188         $ 196,174     $ 141,102        $ 67,671            $ 879            $ -         $ 33,464       $ 20,719      $ 10,737               $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (59,063)       (57,050)      (25,641)          (107,452)      (42,269)       (6,652)         (270,017)     (142,569)        (16,885)         (23,690)        (2,034)        (120,927)      (107,046)      (26,031)             (187)          (321)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (59,063)       (57,050)      (25,641)           (41,230)       13,903        32,536           (73,843)       (1,467)         50,786          (22,811)        (2,034)         (87,463)       (86,327)      (15,294)             (187)          (321)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         298,197        462,218       885,829          1,801,515       584,307     1,364,304         8,420,940     6,246,984       4,073,390          328,562         53,376        1,899,200      3,057,462     1,672,915            81,559        724,938        142,515
   Cost of Securities Sold                                                   1,067,796      1,190,155       602,001          1,795,115       567,408     1,366,375         8,461,386     6,123,885       4,017,574          368,463         57,624        2,299,866      3,436,065     1,692,156            80,573        722,137        141,418
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
       Net Gain (Loss)                                                        (769,599)      (727,937)      283,828              6,400        16,899        (2,071)          (40,446)      123,099          55,816          (39,901)        (4,248)        (400,666)      (378,603)      (19,241)              986          2,801          1,097

   Short-Term Capital Gain Distributions Received                                    -              -             -             19,838             -             -            66,975             -               -                -              -                -              -             -                 -              -              -
   Long-Term Capital Gain Distributions Received                                     -        242,484       245,244                  -             -             -           112,769             -               -                -              -                -         25,165       127,736                 -              -              -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
NET REALIZED GAIN (LOSS)                                                      (769,599)      (485,453)      529,072             26,238        16,899        (2,071)          139,298       123,099          55,816          (39,901)        (4,248)        (400,666)      (353,438)      108,495               986          2,801          1,097

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (977,168)    (1,336,269)      641,965             29,707        16,621        13,073            89,336        57,082           2,269           13,666              -          (85,986)      (158,818)      147,293               (45)             -              -
   End of Period                                                              (695,275)      (977,168)   (1,336,269)            85,997        29,707        16,621           406,721        89,336          57,082          (64,510)        13,666         (441,242)       (85,986)     (158,818)                -            (45)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     281,893        359,101    (1,978,234)            56,290        13,086         3,548           317,385        32,254          54,814          (78,176)        13,666         (355,256)        72,832      (306,113)               45            (45)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (546,769)    $ (183,402) $ (1,474,803)          $ 41,298      $ 43,888      $ 34,013         $ 382,840     $ 153,886       $ 161,416       $ (140,888)       $ 7,384       $ (843,385)    $ (366,933)   $ (212,912)            $ 844        $ 2,435        $ 1,097
                                                                         ===========================================   ============================================   =============================================  ==============================   ===========================================   =============================================
                                                                         ===========================================   ============================================   =============================================  ==============================   ===========================================   =============================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                AST - Strong                               AST - T. Rowe Price                            AST - T. Rowe Price                          AST - T. Rowe Price                           AST - William Blair                          Evergreen
                                                                            International Equity                             Asset Allocation                                 Global Bond                               Natural Resources                           International Growth                              VA Global Leaders
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                          Year Ended    Year Ended     Year Ended       Year Ended     Year Ended     Year Ended       Year Ended     Year Ended    Year Ended      Year Ended    Year Ended    Year Ended       Year Ended     Year Ended      Year Ended        Year Ended     Year Ended      Year Ended
                                                                         Dec. 31, 2002Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000
                                                                         -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 9,371        $ 2,315        $ 1,007         $ 15,462       $ 14,058        $ 7,427              $ -            $ -         $ 189         $ 8,760       $ 3,111         $ 820         $ 46,026        $ 94,852       $ 10,426           $ 2,034         $ 1,310          $ 286
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (75,331)       (64,516)        (8,052)         (26,518)       (19,390)        (4,575)         (16,458)        (6,696)         (380)        (31,538)      (18,142)       (1,630)         (57,394)        (70,573)       (28,891)           (9,814)         (3,560)          (287)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  (65,960)       (62,201)        (7,045)         (11,056)        (5,332)         2,852          (16,458)        (6,696)         (191)        (22,778)      (15,031)         (810)         (11,368)         24,279        (18,465)           (7,780)         (2,250)            (1)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     15,073,302     10,983,207      7,503,375           97,465        328,967         79,700          625,417        223,316         2,173       1,943,830       995,247       152,748          283,150         854,421        870,022            77,434          56,382        115,361
   Cost of Securities Sold                                                 15,324,148     11,489,480      7,761,826          127,653        393,518         75,530          590,143        216,579         2,343       2,029,825     1,011,199       143,040          809,869       1,573,352        592,873            91,260          69,040        114,268
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
       Net Gain (Loss)                                                       (250,846)      (506,273)      (258,451)         (30,188)       (64,551)         4,170           35,274          6,737          (170)        (85,995)      (15,952)        9,708         (526,719)       (718,931)       277,149           (13,826)        (12,658)         1,093

   Short-Term Capital Gain Distributions Received                                   -              -              -                -              -              -                -              -             -          14,058         6,048             -                -         144,591              -                 -               -              -
   Long-Term Capital Gain Distributions Received                                    -        152,912         64,992           19,806         47,287          2,983                -              -             -           5,577        13,458             -                -         308,345         14,607                 -               -              -
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
NET REALIZED GAIN (LOSS)                                                     (250,846)      (353,361)      (193,459)         (10,382)       (17,264)         7,153           35,274          6,737          (170)        (66,360)        3,554         9,708         (526,719)       (265,995)       291,756           (13,826)        (12,658)         1,093

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         20,401          7,073         20,893          (17,893)        (4,403)        13,540              471          2,236            40          11,129        29,726          (756)      (1,046,852)       (724,833)       432,071              (798)         (2,144)             -
   End of Period                                                                2,516         20,401          7,073          (84,214)       (17,893)        (4,403)          28,515            471         2,236          15,686        11,129        29,726         (907,739)     (1,046,852)      (724,833)          (55,247)           (798)        (2,144)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                    (17,885)        13,328        (13,820)         (66,321)       (13,490)       (17,943)          28,044         (1,765)        2,196           4,557       (18,597)       30,481          139,113        (322,019)    (1,156,904)          (54,449)          1,346         (2,144)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (334,691)    $ (402,234)    $ (214,324)       $ (87,759)     $ (36,086)      $ (7,938)        $ 46,860       $ (1,724)      $ 1,835       $ (84,581)    $ (30,074)     $ 39,379       $ (398,974)     $ (563,735)    $ (883,613)        $ (76,055)      $ (13,562)      $ (1,052)
                                                                         ===========================================   ============================================   ===========================================  ==========================================   =============================================   ==============================================
                                                                         ===========================================   ============================================   ===========================================  ==========================================   =============================================   ==============================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           Evergreen                      Evergreen                                       INVESCO                                          INVESCO                                       INVESCO                                          INVESCO
                                                                            VA Omega                         VA Special Equity                                 VIF Dynamics                                VIF Financial Services                          VIF Health Sciences                                VIF Technology
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ---------------------------------------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                           Year Ended    * May 1 thru     Year Ended    Year Ended     Year Ended        Year Ended     Year Ended     Year Ended        Year Ended     Year Ended     Year Ended       Year Ended     Year Ended     Year Ended         Year Ended     Year Ended     Year Ended
                                                                         Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ -          $ -               $ -           $ -            $ -               $ -            $ -             $ -          $ 8,706        $ 4,572           $ 42              $ -        $ 7,001           $ 196               $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (74)         (10)          (10,399)       (7,770)          (353)          (37,569)       (39,464)         (4,759)         (67,649)       (52,321)        (3,518)         (96,883)       (74,592)         (7,313)          (70,142)       (87,894)       (17,776)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (74)         (10)          (10,399)       (7,770)          (353)          (37,569)       (39,464)         (4,759)         (58,943)       (47,749)        (3,476)         (96,883)       (67,591)         (7,117)          (70,142)       (87,894)       (17,776)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            3,695            7            36,833       121,653          2,143           337,907        645,405         506,292        1,432,702      2,392,548        171,182        1,634,493      1,829,231         874,081           710,163      1,739,458      1,734,159
   Cost of Securities Sold                                                        4,027            8            49,198       146,914          2,474           588,665      1,008,046         499,388        1,540,052      2,363,494        154,021        1,856,254      2,062,720         842,395         1,187,753      4,058,023      1,721,030
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
       Net Gain (Loss)                                                             (332)          (1)          (12,365)      (25,261)          (331)         (250,758)      (362,641)          6,904         (107,350)        29,054         17,161         (221,761)      (233,489)         31,686          (477,590)    (2,318,565)        13,129

   Short-Term Capital Gain Distributions Received                                     -            -                 -             -              -                 -              -               -                -            881              -                -              -               -                 -              -              -
   Long-Term Capital Gain Distributions Received                                      -            -                 -             -              1                 -              -           1,125                -            294            658                -              -           1,966                 -              -          5,727
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
NET REALIZED GAIN (LOSS)                                                           (332)          (1)          (12,365)      (25,261)          (330)         (250,758)      (362,641)          8,029         (107,350)        30,229         17,819         (221,761)      (233,489)         33,652          (477,590)    (2,318,565)        18,856

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               (7)           -            (1,450)      (10,720)             -          (203,408)      (187,586)          1,841          (40,706)        99,639            209           (1,018)        62,993             424          (211,169)    (1,280,186)        25,574
   End of Period                                                                    (33)          (7)          (81,157)       (1,450)       (10,720)         (318,152)      (203,408)       (187,586)        (189,010)       (40,706)        99,639         (342,564)        (1,018)         62,993          (603,486)      (211,169)    (1,280,186)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (26)          (7)          (79,707)        9,270        (10,720)         (114,744)       (15,822)       (189,427)        (148,304)      (140,345)        99,430         (341,546)       (64,011)         62,569          (392,317)     1,069,017     (1,305,760)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (432)       $ (18)       $ (102,471)    $ (23,761)     $ (11,403)       $ (403,071)    $ (417,927)     $ (186,157)      $ (314,597)    $ (157,865)     $ 113,773       $ (660,190)    $ (365,091)       $ 89,104        $ (940,049)  $ (1,337,442)  $ (1,304,680)
                                                                         ============================   ============================================   ==============================================   ============================================  ==============================================   =============================================
                                                                         ============================   ============================================   ==============================================   ============================================  ==============================================   =============================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            INVESCO                                             Montgomery                               ProFunds                          ProFunds                         ProFunds                          ProFunds                        ProFunds
                                                                                   VIF Telecommunications                    Emerging Markets                             VP Bear                        VP Bull Plus                             VP Europe 30                 VP OTC                               VP Ultra OTC
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------------------------------------------------------------  --------------------------------------------------------------
                                                                          Year Ended     Year Ended    Year Ended       Year Ended     Year Ended     Year Ended        Year Ended     * Jan. 22 thru     Year Ended    * Jan. 22 thru     Year Ended    * Jan. 22 thru      Year Ended     * Jan. 22 thru   Year Ended  * Jan. 22 thru
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002   Dec. 31, 2001      Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -            $ -          $ 46            $ 540            $ -            $ -              $ 594            $ -               $ -             $ -              $ -              $ -               $ -            $ -            $ -             $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (24,621)       (42,984)       (9,906)         (17,012)       (11,169)        (2,252)            (8,132)          (734)          (14,841)         (6,192)          (1,942)          (1,691)           (9,699)        (8,037)       (10,331)         (6,330)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
NET INVESTMENT INCOME (LOSS)                                                   (24,621)       (42,984)       (9,860)         (16,472)       (11,169)        (2,252)            (7,538)          (734)          (14,841)         (6,192)          (1,942)          (1,691)           (9,699)        (8,037)       (10,331)         (6,330)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         210,187        998,722       875,506        1,151,931        304,185        300,503            679,003        969,344         1,586,062       1,190,971           49,353          851,091           240,427        529,444        857,315         127,334
   Cost of Securities Sold                                                     348,435      2,069,596       960,257        1,204,091        374,984        316,481            687,091        985,201         1,674,751       1,202,256           56,981          869,680           308,823        561,362      1,085,894         199,427
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
       Net Gain (Loss)                                                        (138,248)    (1,070,874)      (84,751)         (52,160)       (70,799)       (15,978)            (8,088)       (15,857)          (88,689)        (11,285)          (7,628)         (18,589)          (68,396)       (31,918)      (228,579)        (72,093)

   Short-Term Capital Gain Distributions Received                                    -              -             -                -              -              -                  -              -                 -               -                -                -                 -              -              -               -
   Long-Term Capital Gain Distributions Received                                     -              -         3,205                -              -              -                  -              -                 -               -                -                -                 -              -              -               -
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
NET REALIZED GAIN (LOSS)                                                      (138,248)    (1,070,874)      (81,546)         (52,160)       (70,799)       (15,978)            (8,088)       (15,857)          (88,689)        (11,285)          (7,628)         (18,589)          (68,396)       (31,918)      (228,579)        (72,093)

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         (50,837)      (453,860)        4,283           (9,295)       (57,118)        10,798               (475)             -             5,300               -              145                -           (12,822)             -        (82,100)              -
   End of Period                                                              (242,571)       (50,837)     (453,860)           9,074         (9,295)       (57,118)            (7,711)          (475)           (7,274)          5,300           (5,870)             145           (60,790)       (12,822)       (10,704)        (82,100)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

NET UNREALIZED GAIN (LOSS)                                                    (191,734)       403,023      (458,143)          18,369         47,823        (67,916)            (7,236)          (475)          (12,574)          5,300           (6,015)             145           (47,968)       (12,822)        71,396         (82,100)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (354,603)    $ (710,835)   $ (549,549)       $ (50,263)     $ (34,145)     $ (86,146)         $ (22,862)     $ (17,066)       $ (116,104)      $ (12,177)       $ (15,585)       $ (20,135)       $ (126,063)     $ (52,777)    $ (167,514)     $ (160,523)
                                                                         ===========================================   ============================================   ===============================   ===============================  ================================  ===============================  =============================
                                                                         ===========================================   ============================================   ===============================   ===============================  ================================  ===============================  =============================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            ProFunds                               Prudential - SP                Rydex                                      Rydex                                         Rydex
                                                                               VP Ultra Small-Cap            Jennison International Growth        Nova                                        OTC                                          Ursa
                                                                         -------------------------------   ---------------------------------------------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         ------------------------------------------------------------------   ----------------------------------------------------------------------------------------------------------------------------------
                                                                           Year Ended     * Jan. 22 thru     Year Ended     * May 1 thru       Year Ended    Year Ended  * Oct. 23 thru   Year Ended     Year Ended    * Oct. 23 thru   Year Ended    Year Ended   * Oct. 23 thru
                                                                         Dec. 31, 2002   Dec. 31, 2001      Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000
                                                                         -------------------------------   --------------------------------   ----------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ -             $ -                $ -             $ -          $ 9,480     $ 25,896          $ -              $ -            $ -           $ -            $ 375       $ 1,499          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)        (5,370)         (4,579)              (414)           (328)          (4,551)      (4,850)         (16)          (5,115)        (6,349)          (27)          (1,140)         (511)           -
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (5,370)         (4,579)              (414)           (328)           4,929       21,046          (16)          (5,115)        (6,349)          (27)            (765)          988            -
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          384,716         362,258            194,340         419,622           27,636      159,559          471          307,605        278,472        10,860           47,500        51,296       65,559
   Cost of Securities Sold                                                      448,603         365,466            197,999         428,756           71,246      193,857          529          420,947        344,472        15,165           44,280        50,671       62,747
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
       Net Gain (Loss)                                                          (63,887)         (3,208)            (3,659)         (9,134)         (43,610)     (34,298)         (58)        (113,342)       (66,000)       (4,305)           3,220           625        2,812

   Short-Term Capital Gain Distributions Received                                     -               -                  -               -                -            -            -                -              -             -                -             -            -
   Long-Term Capital Gain Distributions Received                                      -               -                  -               -                -            -            -                -              -             -                -             -            -
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
NET REALIZED GAIN (LOSS)                                                        (63,887)         (3,208)            (3,659)         (9,134)         (43,610)     (34,298)         (58)        (113,342)       (66,000)       (4,305)           3,220           625        2,812

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               50               -                  -               -          (56,924)         522            -          (51,803)       (20,422)            -           (2,081)            1            -
   End of Period                                                                (10,067)             50               (683)              -          (89,671)     (56,924)         522              707        (51,803)      (20,422)          (3,557)       (2,081)           1
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                      (10,117)             50               (683)              -          (32,747)     (57,446)         522           52,510        (31,381)      (20,422)          (1,476)       (2,082)           1
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (79,374)       $ (7,737)          $ (4,756)       $ (9,462)       $ (71,428)   $ (70,698)       $ 448        $ (65,947)    $ (103,730)    $ (24,754)           $ 979        $ (469)     $ 2,813
                                                                         ===============================   ================================   ========================================   ===========================================   =========================================
                                                                         ===============================   ================================   ========================================   ===========================================   =========================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       AAF               AAF            AST - Alger                                        AST - Alger                    AST - Alger                       AST - Alliance/Bernstein
                                                        Total                                         Growth         Mid-Cap Growth            All-Cap Growth                                Growth                            Mid-Cap Growth                     Growth + Value
                                                    -------------------------------------------   ---------------   ------------------------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------------------------   ---------------   ------------------------------------------------   ------------------------------------------------------------------------------------------------
                                                     Year Ended     Year Ended      Year Ended     Jan. 1 thru       Jan. 1 thru        Year Ended       Year Ended      Year Ended        Jan.1 thru    * Nov. 11 thru   Jan.1 thru     * Nov. 11 thru    Year Ended     * May 1 thru
                                                    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Nov. 11, 2000 **  Nov. 11, 2000 **   Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2000   Feb. 16, 2001 **Dec. 31, 2000  Feb. 16, 2001 ** Dec. 31, 2000    Dec. 31, 2002   Dec. 31, 2001
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                      (3,105,388)    (2,271,626)       79,457         $ (24,579)        $ (14,384)         $ (95,087)      $ (103,980)      $ (4,508)              $ 98     $ (1,432)         $ (3,752)       $ (986)         $ (20,079)         $ (664)
     Net Realized Gain (Loss)                          (9,435,896)   (15,031,457)    2,268,889           (51,811)          190,587           (273,635)        (346,058)       (51,605)           (87,914)        (478)          (13,643)       (2,406)           (62,875)           (465)
     Net Unrealized Gain (Loss) On Investments         (8,736,716)     1,175,756   (13,859,162)         (220,794)          (98,673)          (702,782)         (48,522)      (228,704)           106,815     (106,815)           37,158       (37,158)           (28,292)          2,277
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (21,278,000)   (16,127,327)  (11,510,816)         (297,184)           77,530         (1,071,504)        (498,560)      (284,817)            18,999     (108,725)           19,763       (40,550)          (111,246)          1,148
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits               21,092,543     43,942,192    57,019,038           574,634           340,185            203,311          454,578        790,958             15,390       14,301             9,337        14,708            129,630           5,855
     Net Transfers Between Sub-accounts                         -              -             -                 -                 -                  -                -              -                  -            -                 -             -                  -               -
     Surrenders                                        (5,748,677)    (1,745,283)   (2,849,646)       (1,975,892)       (1,252,155)          (263,072)       1,586,363        762,025         (2,186,412)   2,246,447        (1,637,651)    1,634,393            134,126          50,293
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                15,343,866     42,196,909    54,169,392        (1,401,258)         (911,970)           (59,761)       2,040,941      1,552,983         (2,171,022)   2,260,748        (1,628,314)    1,649,101            263,756          56,148
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                       15,343,866
TOTAL INCREASE (DECREASE) IN NET ASSETS                (5,934,134)    26,069,582    42,658,576        (1,698,442)         (834,440)        (1,131,265)       1,542,381      1,268,166         (2,152,023)   2,152,023        (1,608,551)    1,608,551            152,510          57,296
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                       (5,934,134)
NET ASSETS:
     Beginning of Period                              100,805,048     74,735,466    32,076,890         1,698,442           834,440          2,810,547        1,268,166              -          2,152,023            -         1,608,551             -             57,296               -
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
     End of Period                                   $ 94,870,914    100,805,048    74,735,466               $ -               $ -        $ 1,679,282      $ 2,810,547    $ 1,268,166                $ -  $ 2,152,023               $ -   $ 1,608,551          $ 209,806        $ 57,296
                                                    ===========================================   ===============   ===============   ================================================   =============================  ==============================   ================================
                                                    ===========================================   ===============   ===============   ================================================   =============================  ==============================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - Alliance                               AST - Alliance                             AST - American Century                        AST - American Century                        AST - American Century          AST - American Century
                                                        Growth                                         Growth & Income                                Income & Growth                           International Growth I                       International Growth II            Strategic Balanced
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------------------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                      Year Ended    Year Ended    Year Ended     Year Ended     Year Ended      Year Ended       Year Ended    Year Ended     Year Ended      Year Ended     Year Ended    Year Ended       Jan. 1 thru     Year Ended      Year Ended     Year Ended    Year Ended
                                                    Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Sep. 24, 2001 ** Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (80,549)   $ (78,119)    $ (9,958)      $ (179,480)     $ (129,311)      $ (8,763)       $ (64,170)    $ (68,204)     $ (11,049)      $ (74,312)     $ (55,638)     $ (4,711)         $ (2,827)      $ (1,512)      $ (18,456)     $ (16,992)       $ (134)
     Net Realized Gain (Loss)                             (685,990)    (131,846)     109,990         (169,421)        257,659        110,310         (102,141)      (85,840)        37,596        (406,417)      (265,319)      (47,824)          (77,296)         8,411         (47,718)         2,282        21,360
     Net Unrealized Gain (Loss) On Investments               3,752     (168,326)    (504,263)      (1,399,028)       (404,969)        35,072         (416,653)      (97,544)      (222,208)         47,889       (124,866)        6,397            25,434        (36,789)       (108,368)       (36,022)      (44,509)
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (762,787)    (378,291)    (404,231)      (1,747,929)       (276,621)       136,619         (582,964)     (251,588)      (195,661)       (432,840)      (445,823)      (46,138)          (54,689)       (29,890)       (174,542)       (50,732)      (23,283)
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   345,426      380,714      513,255          557,528       1,148,067        703,271          187,953       352,834        767,437         212,309        551,633       602,641            15,205         83,662          79,351        154,017       105,383
     Net Transfers Between Sub-accounts                          -            -            -                -               -              -                -             -              -               -              -             -                 -              -               -              -             -
     Surrenders                                               (781)     328,487    1,299,677          165,797       2,106,573        850,446            1,564       190,748        926,535         136,971        485,240       403,226          (144,464)        56,403           4,720        511,214       233,892
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    344,645      709,201    1,812,932          723,325       3,254,640      1,553,717          189,517       543,582      1,693,972         349,280      1,036,873     1,005,867          (129,259)       140,065          84,071        665,231       339,275
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (418,142)     330,910    1,408,701       (1,024,604)      2,978,019      1,690,336         (393,447)      291,994      1,498,311         (83,560)       591,050       959,729          (183,948)       110,175         (90,471)       614,499       315,992
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

NET ASSETS:
     Beginning of Period                                 2,059,305    1,728,395      319,694        5,915,527       2,937,508      1,247,172        2,419,815     2,127,821        629,510       1,665,663      1,074,613       114,884           183,948         73,773       1,238,380        623,881       307,889
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
     End of Period                                     $ 1,641,163  $ 2,059,305  $ 1,728,395      $ 4,890,923     $ 5,915,527    $ 2,937,508      $ 2,026,368   $ 2,419,815    $ 2,127,821     $ 1,582,104    $ 1,665,663   $ 1,074,613               $ -      $ 183,948     $ 1,147,909    $ 1,238,380     $ 623,881
                                                    =========================================   =============================================   ===========================================  ===========================================  ===============================  ===========================================
                                                    =========================================   =============================================   ===========================================  ===========================================  ===============================  ===========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Cohen & Steers                       AST - DeAm            AST - DeAm Global                        AST - DeAm International                        AST - DeAm           AST - DeAm Large-Cap                                AST - DeAm
                                                     Real Estate                                     Bond           Allocation                                     Equity                                       Large-Cap Growth      Value                                            Small-Cap Growth
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ----------------------------------------------------------------   --------------------------------------------
                                                    ------------------------------------------------------------   ----------------------------------------------------------------------------------------   ------------------   ------------------------------------------------------------------------------------------
                                                     Year Ended    Year Ended     Year Ended     * May 1 thru       Year Ended    Year Ended      Year Ended     Year Ended    Year Ended     Year Ended        * May 1 thru        Year Ended   Year Ended     * Oct. 23 thru    Year Ended    Year Ended      Year Ended
                                                    Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2002     Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002      Dec. 31, 2002Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                    ------------------------------------------------------------   -------------------------------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (27,746)    $ (8,444)       $ (242)            $ (755)       $ (12,929)    $ (31,516)        $ 102        $ (43,685)    $ (44,105)      $ (7,517)               $ (69)      $ (22,550)    $ (11,286)            $ -       $ (74,063)      $ (75,491)      $ (9,643)
     Net Realized Gain (Loss)                              22,465       14,777        21,447                 55         (149,192)     (104,123)       41,473         (437,736)     (233,028)      (194,714)                  (1)        (64,742)       (8,482)              -        (204,332)       (599,145)      (113,980)
     Net Unrealized Gain (Loss) On Investments            (62,939)     (31,240)       44,925              2,655         (182,632)     (117,690)     (124,346)         286,699      (135,776)      (234,473)                (833)        (50,479)      (16,058)             26        (237,066)         81,080       (287,981)
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (68,220)     (24,907)       66,130              1,955         (344,753)     (253,329)      (82,771)        (194,722)     (412,909)      (436,704)                (903)       (137,771)      (35,826)             26        (515,461)       (593,556)      (411,604)
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                  127,017      121,793        80,762                  1          159,432       295,118       454,775          203,406       269,765      1,036,859                    -          58,521       271,696             113         287,836         457,713      1,330,559
     Net Transfers Between Sub-accounts                         -            -             -                  -                -             -             -                -             -              -                    -               -             -               -               -               -              -
     Surrenders                                           515,490       43,172       289,240             90,300          (76,620)      251,267       788,044           45,560        17,484        248,761               27,648          42,964       360,680           4,525         (96,325)        108,166        707,591
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   642,507      164,965       370,002             90,301           82,812       546,385     1,242,819          248,966       287,249      1,285,620               27,648         101,485       632,376           4,638         191,511         565,879      2,038,150
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   574,287      140,058       436,132             92,256         (261,941)      293,056     1,160,048           54,244      (125,660)       848,916               26,745         (36,286)      596,550           4,664        (323,950)        (27,677)     1,626,546
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

NET ASSETS:
     Beginning of Period                                  621,869      481,811        45,679                  -        1,762,920     1,469,864       309,816          857,872       983,532        134,616                    -         601,214         4,664               -       1,614,390       1,642,067         15,521
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
     End of Period                                    $ 1,196,156    $ 621,869     $ 481,811           $ 92,256      $ 1,500,979   $ 1,762,920   $ 1,469,864        $ 912,116     $ 857,872      $ 983,532             $ 26,745       $ 564,928     $ 601,214         $ 4,664     $ 1,290,440     $ 1,614,390    $ 1,642,067
                                                    =========================================   ================   ==========================================   ===========================================   ==================   ===========================================   ============================================
                                                    =========================================   ================   ==========================================   ===========================================   ==================   ===========================================   ============================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - DeAm              AST - Federated                                AST - Federated                                 AST - Gabelli                                 AST - Gabelli                               AST - Goldman Sachs
                                                      Small-Cap Value         Aggressive Growth                               High Yield Bond                                 All-Cap Value                                Small-Cap Value                              Concentrated Growth
                                                    -----------------------------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   ------------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------------   --------------------------------------------
                                                      * May 1 thru        Year Ended     Year Ended    * Oct. 23 thru     Year Ended    Year Ended    Year Ended       Year Ended     Year Ended     Nov. 15* thru    Year Ended    Year Ended     Year Ended        Year Ended     Year Ended    Year Ended
                                                      Dec. 31, 2002      Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                    ------------------   --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (1,220)        $ (9,040)      $ (2,008)           $ -          $ 72,580      $ 60,957      $ 56,943        $ (48,189)      $ (37,449)          $ (1)    $ (103,889)      $ (54,214)     $ (3,551)       $ (247,885)    $ (352,116)   $ (103,975)
     Net Realized Gain (Loss)                                  (3,337)         (19,587)        (6,020)             -          (158,303)     (252,452)      (36,094)        (214,507)        (85,828)             -        (18,993)         60,377        66,931          (867,060)    (5,909,985)      719,471
     Net Unrealized Gain (Loss) On Investments                (11,963)         (31,886)         3,704              -            61,344       119,835      (109,011)        (196,753)         10,449            109       (313,315)         (2,761)       41,236        (1,455,573)     2,561,298    (4,706,511)
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (16,520)         (60,513)        (4,324)             -           (24,379)      (71,660)      (88,162)        (459,449)       (112,828)           108       (436,197)          3,402       104,616        (2,570,518)    (3,700,803)   (4,091,015)
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                          598           33,352         36,291              -           158,091       411,417       272,874           59,511         342,109            173        414,717         418,582       268,996           666,978      1,253,858     3,675,894
     Net Transfers Between Sub-accounts                             -                -              -              -                 -             -             -                -               -              -              -               -             -                 -              -             -
     Surrenders                                               100,072           58,616         55,661              -           159,022       738,451       141,244         (221,579)      1,411,969         10,189        412,821       1,009,860       292,255          (570,562)       295,576     2,424,325
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       100,670           91,968         91,952              -           317,113     1,149,868       414,118         (162,068)      1,754,078         10,362        827,538       1,428,442       561,251            96,416      1,549,434     6,100,219
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        84,150           31,455         87,628              -           292,734     1,078,208       325,956         (621,517)      1,641,250         10,470        391,342       1,431,844       665,867        (2,474,102)    (2,151,369)    2,009,204
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

NET ASSETS:
     Beginning of Period                                            -           87,628              -              -         2,002,690       924,482       598,526        1,651,720          10,470              -      2,250,258         818,414       152,547         7,427,372      9,578,741     7,569,537
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
     End of Period                                           $ 84,150        $ 119,083       $ 87,628            $ -       $ 2,295,424   $ 2,002,690     $ 924,482      $ 1,030,203     $ 1,651,720       $ 10,470    $ 2,641,600     $ 2,250,258     $ 818,414       $ 4,953,270    $ 7,427,372   $ 9,578,741
                                                    ==================   ============================================   ===========================================   =============================================  ===========================================   ============================================
                                                    ==================   ============================================   ===========================================   =============================================  ===========================================   ============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Goldman Sachs                            AST - Goldman Sachs                              AST - Invesco                                 AST - Kinetics                               AST - Lord Abbett                                AST - Marsico
                                                           Mid-Cap Growth                                Small-Cap Value                                Capital Income                            Internet                                          Bond Debenture                                 Capital Growth
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    ------------------------------------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                      Year Ended    Year Ended     * May 1 thru     Year Ended     Year Ended    Year Ended        Year Ended    Year Ended      Year Ended     Jan. 1 thru    Year Ended    * Oct. 23 thru    Year Ended     Year Ended    * Oct. 23 thru    Year Ended    Year Ended     Year Ended
                                                    Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   May 3, 2002 ** Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (31,925)    $ (31,839)     $ (2,095)        $ (95,856)     $ (46,144)     $ (3,516)        $ (43,287)    $ (62,706)      $ 4,558            $ (400)     $ (1,237)          $ (1)        $ (4,784)      $ (8,599)           $ -       $ (277,036)   $ (236,540)     $ (59,139)
     Net Realized Gain (Loss)                             (195,933)     (294,933)      (21,689)          108,079        117,491        21,358          (130,550)     (326,659)       75,302            (2,395)       (3,539)            (4)         (18,364)       (15,541)             -         (850,578)     (150,389)       432,537
     Net Unrealized Gain (Loss) On Investments              (9,598)      (68,781)     (215,030)         (362,212)         1,113        93,760          (595,389)       84,227       (24,425)              540          (380)          (160)          18,346          6,853              -         (243,654)   (1,313,733)    (1,228,140)
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (237,456)     (395,553)     (238,814)         (349,989)        72,460       111,602          (769,226)     (305,138)       55,435            (2,255)       (5,156)          (165)          (4,802)       (17,287)             -       (1,371,268)   (1,700,662)      (854,742)
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   125,192       320,669       259,438           314,292        340,102       179,506           237,002       617,539       487,202             1,275        12,830              1           55,726        132,228              -          665,011     1,137,138      1,971,341
     Net Transfers Between Sub-accounts                          -             -             -                 -              -             -                 -             -             -                 -             -              -                -              -              -                -             -              -
     Surrenders                                             33,302       162,627       551,753           512,914        445,750       220,782           217,876       983,259       729,336           (35,232)       27,913            789          517,747        201,199              -          355,612       694,931      1,267,895
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    158,494       483,296       811,191           827,206        785,852       400,288           454,878     1,600,798     1,216,538           (33,957)       40,743            790          573,473        333,427              -        1,020,623     1,832,069      3,239,236
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    (78,962)       87,743       572,377           477,217        858,312       511,890          (314,348)    1,295,660     1,271,973           (36,212)       35,587            625          568,671        316,140              -         (350,645)      131,407      2,384,494
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

NET ASSETS:
     Beginning of Period                                   660,120       572,377             -         1,460,304        601,992        90,102         3,409,305     2,113,645       841,672            36,212           625              -          316,140              -              -        6,370,617     6,239,210      3,854,716
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
     End of Period                                       $ 581,158     $ 660,120     $ 572,377       $ 1,937,521    $ 1,460,304     $ 601,992       $ 3,094,957   $ 3,409,305   $ 2,113,645               $ -      $ 36,212          $ 625        $ 884,811      $ 316,140            $ -      $ 6,019,972   $ 6,370,617    $ 6,239,210
                                                    ===========================================   ============================================   ===========================================   ============================================  =============================================   ===========================================
                                                    ===========================================   ============================================   ===========================================   ============================================  =============================================   ===========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - MFS                                      AST - MFS                                     AST - MFS                                        AST                                                AST - Neuberger & Berman                       AST - Neuberger & Berman
                                                           Global Equity                              Growth                                         Growth with Income                                Money Market                                  Mid-Cap Growth                                 Mid-Cap Value
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                     Year Ended     Year Ended     Year Ended       Year Ended    Year Ended     Year Ended       Year Ended    Year Ended     Year Ended        Year Ended    Year Ended     Year Ended        Year Ended    Year Ended     Year Ended       Year Ended    Year Ended     Year Ended
                                                    Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (13,733)      $ (9,971)        $ (457)       $ (81,178)    $ (79,409)      $ (1,414)       $ (28,116)    $ (20,294)      $ (1,340)       $ (421,119)    $ (43,603)      $ 344,616       $ (114,881)   $ (103,172)     $ (17,760)      $ (155,314)    $ (95,687)      $ (7,186)
     Net Realized Gain (Loss)                              (3,847)       (41,005)          (902)        (167,077)     (138,174)         2,465         (124,297)      (17,180)         3,202                 -             -               -         (406,843)     (730,038)        76,544          (20,905)       93,344         63,971
     Net Unrealized Gain (Loss) On Investments            (44,814)        12,741         (3,678)        (532,832)     (363,526)       (38,773)         (68,072)      (55,008)        (5,411)                -             -               -         (597,803)      (26,110)      (498,096)        (515,326)     (143,750)       169,246
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (62,394)       (38,235)        (5,037)        (781,087)     (581,109)       (37,722)        (220,485)      (92,482)        (3,549)         (421,119)      (43,603)        344,616       (1,119,527)     (859,320)      (439,312)        (691,545)     (146,093)       226,031
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   58,354        112,138         99,001          126,371       416,745        232,870           58,067       224,743        181,676        11,362,434    27,266,101      32,929,781          341,752       671,352      1,135,134          551,893       671,540        564,108
     Net Transfers Between Sub-accounts                         -              -              -                -             -              -                -             -              -                 -             -               -                -             -              -                -             -              -
     Surrenders                                            50,964         72,382        111,641          (83,411)    2,104,955        265,713          116,820       238,975        169,609       (13,121,282)  (20,311,374)    (26,935,846)         (15,863)      944,450      1,123,120          319,919     1,455,028        612,700
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   109,318        184,520        210,642           42,960     2,521,700        498,583          174,887       463,718        351,285        (1,758,848)    6,954,727       5,993,935          325,889     1,615,802      2,258,254          871,812     2,126,568      1,176,808
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    46,924        146,285        205,605         (738,127)    1,940,591        460,861          (45,598)      371,236        347,736        (2,179,967)    6,911,124       6,338,551         (793,638)      756,482      1,818,942          180,267     1,980,475      1,402,839
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

NET ASSETS:
     Beginning of Period                                  351,890        205,605              -        2,428,272       487,681         26,820          732,659       361,423         13,687        17,639,291    10,728,167       4,389,616        3,068,733     2,312,251        493,309        3,668,869     1,688,394        285,555
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
     End of Period                                      $ 398,814      $ 351,890      $ 205,605      $ 1,690,145   $ 2,428,272      $ 487,681        $ 687,061     $ 732,659      $ 361,423      $ 15,459,324  $ 17,639,291    $ 10,728,167      $ 2,275,095   $ 3,068,733    $ 2,312,251      $ 3,849,136   $ 3,668,869    $ 1,688,394
                                                    ============================================   ===========================================   ===========================================   =============================================  ============================================   ===========================================
                                                    ============================================   ===========================================   ===========================================   =============================================  ============================================   ===========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - PBHG                                      AST - PIMCO Limited                              AST - PIMCO                              AST - Sanford Bernstein          AST - Sanford Bernstein                          AST - Scudder
                                                          Small-Cap Growth                                Maturity Bond                             Total Return Bond                          Core Value                           Managed Index 500                          Japan
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   --------------------------------------------------------------------------------------   --------------------------------   --------------------------------------------------------------------------------------
                                                      Year Ended     Year Ended    Year Ended       Year Ended   Year Ended      Year Ended     Year Ended    Year Ended    Year Ended        Year Ended     * May 1 thru       Year Ended    Year Ended     Year Ended     Jan. 1 thru   Year Ended   * Oct. 23 thru
                                                    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  May 3, 2002 **Dec. 31, 2001 Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------------------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (59,063)     $ (57,050)    $ (25,641)      $ (41,230)     $ 13,903      $ 32,536        $ (73,843)     $ (1,467)     $ 50,786          $ (22,811)       $ (2,034)       $ (87,463)    $ (86,327)   $ (15,294)          $ (187)       $ (321)          $ -
     Net Realized Gain (Loss)                             (769,599)      (485,453)      529,072          26,238        16,899        (2,071)         139,298       123,099        55,816            (39,901)         (4,248)        (400,666)     (353,438)     108,495              986         2,801         1,097
     Net Unrealized Gain (Loss) On Investments             281,893        359,101    (1,978,234)         56,290        13,086         3,548          317,385        32,254        54,814            (78,176)         13,666         (355,256)       72,832     (306,113)              45           (45)            -
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (546,769)      (183,402)   (1,474,803)         41,298        43,888        34,013          382,840       153,886       161,416           (140,888)          7,384         (843,385)     (366,933)    (212,912)             844         2,435         1,097
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   114,789        143,222       447,875         375,083       194,340       141,221          564,099       988,916       690,453             88,364          44,117          325,330       652,949      824,112              947           769             -
     Net Transfers Between Sub-accounts                          -              -             -               -             -             -                -             -             -                  -               -                -             -            -                -             -             -
     Surrenders                                            101,785       (175,876)      613,281       1,078,549       695,985      (591,030)       2,176,026     2,081,270       656,848            346,857         184,809           67,573       637,986     (100,107)          (2,841)       (2,154)       (1,097)
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    216,574        (32,654)    1,061,156       1,453,632       890,325      (449,809)       2,740,125     3,070,186     1,347,301            435,221         228,926          392,903     1,290,935      724,005           (1,894)       (1,385)       (1,097)
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (330,195)      (216,056)     (413,647)      1,494,930       934,213      (415,796)       3,122,965     3,224,072     1,508,717            294,334         236,310         (450,482)      924,002      511,093           (1,050)        1,050             -
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

NET ASSETS:
     Beginning of Period                                 1,323,022      1,539,078     1,952,725       1,508,819       574,606       990,402        5,605,785     2,381,713       872,996            236,310               -        3,225,785     2,301,783    1,790,690            1,050             -             -
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
     End of Period                                       $ 992,827    $ 1,323,022   $ 1,539,078     $ 3,003,749   $ 1,508,819     $ 574,606      $ 8,728,750   $ 5,605,785   $ 2,381,713          $ 530,644       $ 236,310      $ 2,775,303   $ 3,225,785  $ 2,301,783              $ -       $ 1,050           $ -
                                                    ============================================   =========================================   ==========================================   ================================   =========================================   ==========================================
                                                    ============================================   =========================================   ==========================================   ================================   =========================================   ==========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                     AST - Strong                                      AST - T. Rowe Price                            AST - T. Rowe Price                            AST - T. Rowe Price                           AST - William Blair                          Evergreen
                                                         International Equity                            Asset Allocation                                 Global Bond                                 Natural Resources                            International Growth                             VA Global Leaders
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                      Year Ended     Year Ended     Year Ended      Year Ended    Year Ended      Year Ended        Year Ended    Year Ended     Year Ended       Year Ended     Year Ended    Year Ended       Year Ended     Year Ended     Year Ended        Year Ended     Year Ended      Year Ended
                                                    Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000
                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (65,960)      $ (62,201)     $ (7,045)     $ (11,056)       $ (5,332)       $ 2,852         $ (16,458)     $ (6,696)        $ (191)       $ (22,778)     $ (15,031)       $ (810)       $ (11,368)      $ 24,279       $ (18,465)        $ (7,780)       $ (2,250)           $ (1)
     Net Realized Gain (Loss)                             (250,846)       (353,361)     (193,459)       (10,382)        (17,264)         7,153            35,274         6,737           (170)         (66,360)         3,554         9,708         (526,719)      (265,995)        291,756          (13,826)        (12,658)          1,093
     Net Unrealized Gain (Loss) On Investments             (17,885)         13,328       (13,820)       (66,321)        (13,490)       (17,943)           28,044        (1,765)         2,196            4,557        (18,597)       30,481          139,113       (322,019)     (1,156,904)         (54,449)          1,346          (2,144)
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (334,691)       (402,234)     (214,324)       (87,759)        (36,086)        (7,938)           46,860        (1,724)         1,835          (84,581)       (30,074)       39,379         (398,974)      (563,735)       (883,613)         (76,055)        (13,562)         (1,052)
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   235,047         475,392       798,633         46,652         129,669        120,581            68,858        55,419         27,395          102,120         61,717       168,166           69,759        151,431         861,967           29,965          57,496          44,278
     Net Transfers Between Sub-accounts                          -               -             -              -               -              -                 -             -              -                -              -             -                -              -               -                -               -               -
     Surrenders                                            196,696         193,813       479,230         67,620         (34,353)       153,040           230,624        79,363         31,384          227,462        240,167       (42,812)        (113,743)      (378,073)        682,624           24,773         188,006          16,878
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    431,743         669,205     1,277,863        114,272          95,316        273,621           299,482       134,782         58,779          329,582        301,884       125,354          (43,984)      (226,642)      1,544,591           54,738         245,502          61,156
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     97,052         266,971     1,063,539         26,513          59,230        265,683           346,342       133,058         60,614          245,001        271,810       164,733         (442,958)      (790,377)        660,978          (21,317)        231,940          60,104
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

NET ASSETS:
     Beginning of Period                                 1,581,138       1,314,167       250,628        574,533         515,303        249,620           202,354        69,296          8,682          490,785        218,975        54,242        1,393,613      2,183,990       1,523,012          292,044          60,104               -
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
     End of Period                                     $ 1,678,190     $ 1,581,138   $ 1,314,167      $ 601,046       $ 574,533      $ 515,303         $ 548,696     $ 202,354       $ 69,296        $ 735,786      $ 490,785     $ 218,975        $ 950,656    $ 1,393,613     $ 2,183,990        $ 270,727       $ 292,044        $ 60,104
                                                    =============================================  ============================================   ============================================   ===========================================   =============================================  ===============================================
                                                    =============================================  ============================================   ============================================   ===========================================   =============================================  ===============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      Evergreen                       Evergreen                                     INVESCO                                         INVESCO                                         INVESCO                                         INVESCO
                                                      VA Omega                           VA Special Equity                                VIF Dynamics                              VIF Financial Services                           VIF Health Sciences                                VIF Technology
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                     Year Ended    * May 1 thru       Year Ended    Year Ended    Year Ended       Year Ended     Year Ended     Year Ended        Year Ended     Year Ended   Oct. 18* thru      Year Ended     Year Ended     Year Ended        Year Ended     Year Ended      Year Ended
                                                    Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ (74)          $ (10)       $ (10,399)    $ (7,770)        $ (353)       $ (37,569)      $ (39,464)     $ (4,759)        $ (58,943)     $ (47,749)      $ (3,476)       $ (96,883)     $ (67,591)       $ (7,117)       $ (70,142)     $ (87,894)       $ (17,776)
     Net Realized Gain (Loss)                                (332)             (1)         (12,365)     (25,261)          (330)        (250,758)       (362,641)        8,029          (107,350)        30,229         17,819         (221,761)      (233,489)         33,652         (477,590)    (2,318,565)          18,856
     Net Unrealized Gain (Loss) On Investments                (26)             (7)         (79,707)       9,270        (10,720)        (114,744)        (15,822)     (189,427)         (148,304)      (140,345)        99,430         (341,546)       (64,011)         62,569         (392,317)     1,069,017       (1,305,760)
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                      (432)            (18)        (102,471)     (23,761)       (11,403)        (403,071)       (417,927)     (186,157)         (314,597)      (157,865)       113,773         (660,190)      (365,091)         89,104         (940,049)    (1,337,442)      (1,304,680)
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                      438             305           64,441       52,659        106,358          132,960         315,167       337,305           146,405        228,456        271,098          315,217        480,504         469,346          258,279        488,684        1,134,816
     Net Transfers Between Sub-accounts                         -               -                -            -              -                -               -             -                 -              -              -                -              -               -                -              -                -
     Surrenders                                               538               -          100,558       41,162         81,186          (48,182)         47,453       939,807           111,886        344,940        559,135         (135,033)      (286,952)      1,690,370          (23,533)       (34,701)       2,586,476
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       976             305          164,999       93,821        187,544           84,778         362,620     1,277,112           258,291        573,396        830,233          180,184        193,552       2,159,716          234,746        453,983        3,721,292
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       544             287           62,529       70,060        176,141         (318,293)        (55,307)    1,090,955           (56,306)       415,531        944,006         (480,006)      (171,539)      2,248,820         (705,303)      (883,459)       2,416,612
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

NET ASSETS:
     Beginning of Period                                      287               -          246,201      176,141              -        1,058,779       1,114,086        23,131         1,379,972        964,441         20,435        2,096,533      2,268,072          19,252        1,697,970      2,581,429          164,817
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
     End of Period                                          $ 831           $ 287        $ 308,730    $ 246,201      $ 176,141        $ 740,486     $ 1,058,779   $ 1,114,086       $ 1,323,666    $ 1,379,972      $ 964,441      $ 1,616,527    $ 2,096,533     $ 2,268,072        $ 992,667    $ 1,697,970      $ 2,581,429
                                                    ==============================  ===========================================  =============================================   =============================================   =============================================   ==============================================
                                                    ==============================  ===========================================  =============================================   =============================================   =============================================   ==============================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       INVESCO                                    Montgomery                                      ProFunds                         ProFunds                        ProFunds                        ProFunds                        ProFunds
                                                             VIF Telecommunications                   Emerging Markets                            VP Bear                               VP Bull Plus                     VP Europe 30               VP OTC                              VP Ultra OTC
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ----------------------------------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Year Ended     Year Ended     Year Ended     Year Ended    Year Ended     Year Ended        Year Ended    * Jan. 22 thru     Year Ended    * Jan. 22 thru    Year Ended    * Jan. 22 thru    Year Ended    * Jan. 22 thru    Year Ended    * Jan. 22 thru
                                                    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2002  Dec. 31, 2001
                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (24,621)     $ (42,984)    $ (9,860)       $ (16,472)    $ (11,169)      $ (2,252)         $ (7,538)        $ (734)        $ (14,841)      $ (6,192)       $ (1,942)       $ (1,691)        $ (9,699)     $ (8,037)         $ (10,331)     $ (6,330)
     Net Realized Gain (Loss)                            (138,248)    (1,070,874)     (81,546)         (52,160)      (70,799)       (15,978)           (8,088)       (15,857)          (88,689)       (11,285)         (7,628)        (18,589)         (68,396)      (31,918)          (228,579)      (72,093)
     Net Unrealized Gain (Loss) On Investments           (191,734)       403,023     (458,143)          18,369        47,823        (67,916)           (7,236)          (475)          (12,574)         5,300          (6,015)            145          (47,968)      (12,822)            71,396       (82,100)
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  (354,603)      (710,835)    (549,549)         (50,263)      (34,145)       (86,146)          (22,862)       (17,066)         (116,104)       (12,177)        (15,585)        (20,135)        (126,063)      (52,777)          (167,514)     (160,523)
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   89,186        224,267      778,160           55,441        66,274        120,516             5,519            197            94,375         14,460          16,623          49,053           33,041        22,800             20,433        28,367
     Net Transfers Between Sub-accounts                         -              -            -                -             -              -                 -              -                 -              -               -               -                -             -                  -             -
     Surrenders                                           (35,300)       (18,842)     824,456          (56,518)       88,607        155,581           275,611         39,325           (85,121)       241,829          24,932          25,897          167,810       301,259            (52,112)      749,617
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    53,886        205,425    1,602,616           (1,077)      154,881        276,097           281,130         39,522             9,254        256,289          41,555          74,950          200,851       324,059            (31,679)      777,984
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  (300,717)      (505,410)   1,053,067          (51,340)      120,736        189,951           258,268         22,456          (106,850)       244,112          25,970          54,815           74,788       271,282           (199,193)      617,461
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                  602,596      1,108,006       54,939          364,483       243,747         53,796            22,456              -           244,112              -          54,815               -          271,282             -            617,461             -
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
     End of Period                                      $ 301,879      $ 602,596  $ 1,108,006        $ 313,143     $ 364,483      $ 243,747         $ 280,724       $ 22,456         $ 137,263      $ 244,112        $ 80,785        $ 54,815        $ 346,070     $ 271,282          $ 418,269     $ 617,461
                                                    ==========================================   ===========================================   ==============================   ==============================   =============================   ============================   ==============================
                                                    ==========================================   ===========================================   ==============================   ==============================   =============================   ============================   ==============================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      ProFunds                              Prudential - SP                 Rydex                                        Rydex                                         Rydex
                                                         VP Ultra Small-Cap            Jennison International Growth        Nova                                          OTC                                          Ursa
                                                    -----------------------------   -------------------------------------------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------
                                                     Year Ended    * Jan. 22 thru     Year Ended      * May 1 thru       Year Ended    Year Ended    * Oct. 23 thru   Year Ended    Year Ended    * Oct. 23 thru    Year Ended     Year Ended   * Oct. 23 thru
                                                    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001      Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                    -----------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (5,370)      $ (4,579)            $ (414)          $ (328)         $ 4,929      $ 21,046          $ (16)       $ (5,115)     $ (6,349)         $ (27)          $ (765)         $ 988            $ -
     Net Realized Gain (Loss)                             (63,887)        (3,208)            (3,659)          (9,134)         (43,610)      (34,298)           (58)       (113,342)      (66,000)        (4,305)           3,220            625          2,812
     Net Unrealized Gain (Loss) On Investments            (10,117)            50               (683)               -          (32,747)      (57,446)           522          52,510       (31,381)       (20,422)          (1,476)        (2,082)             1
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (79,374)        (7,737)            (4,756)          (9,462)         (71,428)      (70,698)           448         (65,947)     (103,730)       (24,754)             979           (469)         2,813
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   29,275         40,429             10,107                -            3,284        26,859          1,166          12,111        51,085          4,094            2,058          8,092              -
     Net Transfers Between Sub-accounts                         -              -                  -                -                -             -              -               -             -              -                -              -              -
     Surrenders                                            25,147        125,748             10,200            9,462           (4,679)      154,109         64,462         (50,410)      112,026        134,439           88,050             63          7,540
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    54,422        166,177             20,307            9,462           (1,395)      180,968         65,628         (38,299)      163,111        138,533           90,108          8,155          7,540
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (24,952)       158,440             15,551                -          (72,823)      110,270         66,076        (104,246)       59,381        113,779           91,087          7,686         10,353
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

NET ASSETS:
     Beginning of Period                                  158,440              -                  -                -          176,346        66,076              -         173,160       113,779              -           18,039         10,353              -
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
     End of Period                                      $ 133,488      $ 158,440           $ 15,551              $ -        $ 103,523     $ 176,346       $ 66,076        $ 68,914     $ 173,160      $ 113,779        $ 109,126       $ 18,039       $ 10,353
                                                    =============================   =================================   ===========================================  ===========================================   ============================================
                                                    =============================   =================================   ===========================================  ===========================================   ============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

American Skandia Life Assurance Corporation Variable Account F ("Variable Account F")
Notes to Financial Statements
December 31, 2002
----------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

American Skandia Life Assurance  Corporation  Separate Account F, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the
Investment  Company Act of 1940.  American Skandia Life Assurance  Corporation  ("American  Skandia" or the "Company")  commenced operations of the Separate  Account,  pursuant to Connecticut  law, on June 25, 1998.  Underss.38a-433 of the Connecticut  General
Statutes,  the assets and liabilities of the Separate Account are clearly  identified and distinguished from the other assets and liabilities  of the Company.  The assets of the Separate  Account  will not be charged  with any  liabilities  arising out of any other  business  conducted by American  Skandia.  However,  the Separate  Account's  obligations,  including  insurance  benefits related to the variable  life  policies,  are the  obligations  of American  Skandia.  The Separate  Account also holds assets of other  variable life policies  issued by us with values and benefits that vary  according to the  investment  performance  of the
Separate Account.

The  Separate  Account  is used as a funding  vehicle  for five (5)  variable  life  policies  issued by  American  Skandia.  The following is a list of each variable life insurance product funded through the Separate Account.

              American Skandia Trophy ("AS Trophy")            American Skandia Life Focus ("AS Focus")
              American Skandia SPVLI ("AS SPVLI")              American Skandia Life Horizon ("AS
                                                               Horizon")
              American Skandia Life Champion ("AS Champion")

The  Separate  Account  consists of multiple  Sub-accounts,  each of which  invests  only in a single  mutual fund or mutual fund portfolio.  The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain  Sub-accounts are available with only certain variable life policies offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

              American Skandia Trust
              AST Strong International Equity                 AST DeAM Large-Cap Growth 3
              AST William Blair International Growth 1        AST DeAM Large-Cap Value 6
              AST American Century International Growth       AST Alliance/Bernstein Growth + Value
              AST DeAM International Equity 2                 AST Sanford Bernstein Core Value
              AST MFS Global Equity                           AST Cohen & Steers Realty
              AST PBHG Small-Cap Growth                       AST Sanford Bernstein Managed Index 500
              AST DeAM Small-Cap Growth                       AST American Century Income & Growth
              AST Federated Aggressive Growth                 AST Alliance Growth and Income
              AST Goldman Sachs Small-Cap Value               AST MFS Growth with Income
              AST Gabelli Small-Cap Value                     AST INVESCO Capital Income 7
              AST DeAM Small-Cap Value 3                      AST DeAM Global Allocation 8
              AST Goldman Sachs Mid-Cap Growth 4              AST American Century Strategic Balanced
              AST Neuberger Berman Mid-Cap Growth             AST T. Rowe Price Asset Allocation
              AST Neuberger Berman Mid-Cap Value              AST T. Rowe Price Global Bond
              AST Alger All-Cap Growth                        AST Federated High Yield
              AST Gabelli All-Cap Value                       AST Lord Abbett Bond-Debenture
              AST T. Rowe Price Natural Resources             AST DeAM Bond 3
              AST Alliance Growth                             AST PIMCO Total Return Bond
              AST MFS Growth                                  AST PIMCO Limited Maturity Bond
              AST Marsico Capital Growth                      AST Money Market
              AST Goldman Sachs Concentrated Growth 5
              Wells Fargo Variable Trust                      Rydex Variable Trust
              International Equity                            Nova
              Small Cap Growth                                Ursa
              Growth                                          OTC
              Large Company Growth
              Equity Value                                    ProFund VP
              Equity Income                                   Europe 30
              Asset Allocation                                Bear
              Corporate Bond                                  Bull Plus
              Money Market                                    OTC
                                                              UltraSmall-Cap
              INVESCO Variable Investment Funds, Inc.
              Dynamics                                        Evergreen Variable Annuity Trust:
              Technology                                      Global Leaders
              Health Sciences                                 Special Equity
              Financial Services                              Omega
              Telecommunications
                                                              The Prudential Series Fund, Inc.
              Montgomery Variable Series                      SP Jennison International Growth
              Emerging Markets

1.       This portfolio was formerly named "AST Janus Overseas Growth."
2.       This portfolio was formerly named "AST Founders Passport."
3.       These portfolios commenced operations on May 1, 2002.
4.       This portfolio was formerly named "AST Janus Mid-Cap Growth."
5.       This portfolio was formerly named "AST JanCap Growth."
6.       This portfolio was formerly named "AST Janus Strategic Value."
7.       This portfolio was formerly named "AST INVESCO Equity Income."
8.       This portfolio was formerly named "AST AIM Balanced."

The  Portfolios  are not publicly  traded  mutual  funds.  They are only  available  as  investment  options in variable  annuity contracts and variable life insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain qualified  retirement  plans.  However,  some of the Portfolios  available as  Sub-accounts  under the variable life policies are managed by the same  portfolio  advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its  inception.  Certain  retail mutual funds may also have been modeled after a Portfolio.  While the investment  objective  and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the actual investments  will differ to varying  degrees.  Differences  in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded  mutual fund with the  performance  of any similarly named Portfolio offered as a Sub-account.

See Note VI for additional  information  about each Variable Life Policy and the charges made by the Separate Account in relation to the Policy and any optional benefits offered under the Policy.

The  accompanying  financial  statements  include only contract  owners'  purchase  payments  related to the variable  investment options offered under the various Variable Life Policies,  and does not provide  information related to fixed allocations offered under the Policies.

2.       VALUATION OF INVESTMENTS

The fair value of the investments in the  sub-accounts  is based on the net asset values of the Portfolio  shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is  recognized  on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

The  preparation  of financial  statements in  conformity  with  accounting  principles  generally  accepted in the United States requires that  management  make estimates and  assumptions  that affect the reported  amounts of assets and liabilities as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.       INCOME TAXES

American Skandia does not expect to incur any federal income tax liability on earnings,  or realized  capital gains  attributable to the Separate Account;  therefore,  no charges for federal income taxes are currently  deducted from the Separate  Account.  If
American Skandia incurs income taxes  attributable to the Separate  Account,  or determines that such taxes will be incurred,  it may make a charge for such taxes against the Separate  Account.  Under current laws,  American  Skandia may incur state and local income  taxes (in  addition  to premium  tax) in  several  states.  The  Company  does not  anticipate  that these  taxes will be significant.  However,  American  Skandia may make  charges  against the  Separate  Account in the event that the amount of these taxes changes.

5.       DIVIDENDS

During 2002,  certain of the  Portfolios  declared  dividends.  The amounts  accrued and/or accrued and paid by the Portfolios to the Separate  Account for its share of the dividends were reinvested in additional  full and fractional  shares of the applicable
Portfolios.  Such  additional  full and  fractional  shares of the  Portfolios  are  reflected  in the daily  calculation  of the accumulation unit value for each Sub-account of the Separate Account.

6.       CONTRACT CHARGES/FEATURES

Each  variable  life policy  funded  through the  Separate  Account is subject to specific  fees and  charges,  some of which are deducted as an  asset-based  charge by the Separate  Account,  while others are  deducted  monthly,  annually or at the time that certain transactions are made.

Mortality  and  Expense  Risk Charge - The  Mortality  and  Expense  Risk  Charge of 0.90% per year is  deducted by the  Separate
Account.  The Mortality and Expense Risk Charge is expressed as an annual charge;  however the daily  equivalent is deducted on a daily basis from the assets of the Separate  Account.  With respect to the AS SPVLI, AS Life Focus and AS Life Horizon  products, the Mortality and Expense Risk Charge decreases to 0.25% per year after the fifteenth policy year.

Administration  Charge - The  Administration  Charge of 0.25% per year is deducted by the Separate  Account.  The  Administration
Charge is  expressed  as an annual  charge;  however  the daily  equivalent  is  deducted on a daily basis from the assets of the
Separate Account.

Maintenance  Fee - With respect to the AS SPVLI product,  a Maintenance  Fee of $2.50 per month is deducted.  The Maintenance Fee is waived if the Account Value is greater than $75,000.

Sales Charge - A Sales  Charge is deducted  during the first ten Policy  Years by the  Separate  Account.  With respect to the AS
SPVLI product,  the Sales Charge is 0.25% per year; the Sales Charge for the AS Life Champion,  AS Life Focus and AS Life Horizon
products is 0.40% per year.  The Sales Charge is expressed as an annual charge;  however the monthly  equivalent is deducted on a monthly  basis  from the  assets of the  Separate  Account.  The charge is  deducted  for the first ten Policy  Years and then no longer applies.

Cost of Insurance  Charge - The Cost of Insurance  Charge is deducted on a monthly basis  pro-rata  from the variable  investment options in the Separate Account and any fixed  investment  options.  With respect to the AS SPVLI product,  the Cost of Insurance
Charge is deducted as an  asset-based  charge  ranging from 0.50% to 2.50% per year  depending on the  insured's age on the issue date of the  policy,  gender  and  tobacco  use risk  class.  With  respect  to the AS Life  Champion,  AS Life Focus and AS Life
Horizon,  the Cost of Insurance  Charge varies  depending on a number of factors,  including  the insured's age at issue,  gender
(where  permitted),  tobacco  usage class and risk class of each  insured.  The charge is assessed as an amount per $1,000 of Net
Amount at Risk plus a $12 monthly fee.  Please refer to the  prospectus  for your policy for a complete  description  of the Cost of Insurance Charge.

Premium  Tax - A charge is  deducted  from each  premium  in  relation  to state  and  local  premium  taxes we may incur on that premium.  In most  jurisdictions  these rates range from 0% to 3.5% of each premium.  These  charges are deducted  before the net amount is allocated to the investment  options in the Separate  Account.  Premium taxes are deducted on the AS Life Champion,  AS
Life Focus and AS Life Horizon products only.

"DAC" Tax - A charge is deducted in relation to the deferred  acquisition  cost or "DAC"  incurred by the Company.  The charge is equal to 1.15% and is  deducted  from each  Premium  payment.  The  deferred  acquisition  tax charge is  deducted on the AS Life
Champion, AS Life Focus and AS Life Horizon products only.

Transfer  Fees - Transfer  Fees are charged at a rate of $10 for each  transfer  after the 20th in each Policy Year, as set forth in the respective prospectuses.

Partial  Withdrawal  Transaction  Fee - A fee of $25.00  may be charged  for each  partial  withdrawal.  The  partial  withdrawal transaction fee is deducted on the AS Life Champion, AS Life Focus and AS Life Horizon products only.

Contingent  Deferred  Sales  Charges - Contingent  Deferred  Sales Charges are deducted  upon  surrender or  withdrawal  from the policies.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years depending on the policy type.  The maximum  number of years is  calculated  from the issue date of the policy.  Please refer to the  prospectus  for your variable life policy for a complete description of the Contingent Deferred Sales Charge.

7.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. The  accumulation  unit value is calculated  based on the asset-based  charge deducted on a daily basis from the Separate  Account.  Currently,  a combined annual charge of 1.15%  (0.90%  mortality  and  expense  risk  charge  and 0.25%  administrative  charge)  is  deducted  for each of the policies.  After the 15th  policy  year for the AS SPVLI,  AS Life Focus and AS Life  Horizon  policies,  the annual  charge will decrease to 0.50%.  An additional AUV based on the 0.50% combined asset-based charge will be calculated each Valuation Day.

8.       RELATED PARTY AGREEMENTS

American Skandia Marketing,  Incorporated,  a wholly-owned  subsidiary of American Skandia,  Inc., the parent company of American
Skandia Life  Assurance  Corporation,  serves as principal  underwriter  and  distributor  of variable  life  policies  funded by interests in the Separate Account, without remuneration from the Separate Account.

9.       DIVERSIFICATION REQUIREMENTS

Section  817(h) of the  Internal  Revenue  Code  provides  that a variable  life  insurance  policy,  in order to qualify as life insurance,  must have an  "adequately  diversified"  segregated  asset  account  (including  investments  in a mutual fund by the segregated  asset  account of the insurance  companies).  The Treasury  Department's  regulations  prescribe the  diversification requirements  for variable  contracts.  The Company  believes the underlying  mutual fund portfolios have  continuously  complied with the terms of these regulations.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AAF                 AAF             AST - Alger                                   AST - Alger                     AST - Alger                       AST - Alliance/Bernstein         AST - Alliance
                                                      Growth            Mid-Cap Growth           All-Cap Growth                              Growth                             Mid-Cap Growth                  Growth + Value             Growth
                                                 ------------------  -----------------------------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
                                                 ------------------  -------------------  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Jan. 1 thru          Jan. 1 thru        Year Ended     Year Ended     Year Ended      Jan. 1 thru    * Nov. 11 thru   Jan. 1 thru   * Nov. 11 thru     Year Ended    * May 1 thru    Year Ended   Year Ended    Year Ended
                                                  Nov. 11, 2000 **     Nov. 11, 2000 **    Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000  Feb. 16, 2001 ** Dec. 31, 2000   Feb. 16, 2001 **Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2002Dec. 31, 2001Dec. 31, 2000
                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 ------------------  -------------------  --------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                  104,744               56,139           504,660       187,561             -           226,412             -          164,903              -             5,941            -         191,686      135,616         21,389
Units Purchased                                             34,586               20,057            46,799        77,577        95,529             1,371         1,675              802          1,664            14,667          641          39,186       34,972         32,283
Units Transferred Between Sub-accounts                    (137,664)             (75,403)          (70,473)      244,785        93,525          (227,783)      225,271         (165,705)       163,889            10,316        5,300          (5,480)      22,077         82,677
Units Surrendered                                           (1,666)                (793)           (5,910)       (5,263)       (1,493)                -          (534)               -           (650)           (1,580)           -          (1,472)        (979)          (733)
                                                 ------------------  -------------------  --------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
                                                 ------------------  -------------------  --------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
Units Outstanding End of the Period                              -                    -           475,076       504,660       187,561                 -       226,412                -        164,903            29,344        5,941         223,920      191,686        135,616
                                                 ==================  ===================  ============================================  ==============================   =============================   ============================   =========================================
                                                 ==================  ===================  ============================================  ==============================   =============================   ============================   =========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       AST - Alliance                               AST - American Century                     AST - American Century                 AST - American Century              AST - American Century                   AST - Cohen &
                                                      Growth & Income                            Income & Growth                               International Growth I                International Growth II         Strategic Balanced                          Steers Real Estate
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
                                                 ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
                                                  Year Ended    Year Ended    Year Ended     Year Ended   Year Ended     Year Ended     Year Ended   Year Ended     Year Ended     Jan. 1 thru     Year Ended     Year Ended    Year Ended    Year Ended      Year Ended   Year Ended   Year Ended
                                                 Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Sep. 24, 2001 **Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001 Dec. 31, 2000
                                                 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
Units Outstanding Beginning of the Period              495,152      241,867      107,121         245,214       195,150       50,924         181,970        84,389        7,482            17,445         5,713         111,255       53,296         25,191         54,527        42,949       5,079
Units Purchased                                         52,908       93,789       59,792          21,456        35,406       65,323          26,104        54,277       44,210             1,621         7,231           7,391       13,927          8,782         10,711        10,917       7,186
Units Transferred Between Sub-accounts                  (4,882)     166,523       75,458          (2,050)       17,147       80,297          12,416        45,720       33,907           (19,066)        4,501          (2,248)      44,296         19,425         40,080         1,453      31,428
Units Surrendered                                       (3,311)      (7,027)        (503)         (5,553)       (2,489)      (1,394)         (3,348)       (2,416)      (1,210)                -             -            (811)        (264)          (102)        (1,957)         (792)       (744)
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
Units Outstanding End of the Period                    539,867      495,152      241,867         259,067       245,214      195,150         217,142       181,970       84,389                 -        17,445         115,587      111,255         53,296        103,361        54,527      42,949
                                                 ========================================   ========================================   ========================================   =============================  ==========================================  =======================================
                                                 ========================================   ========================================   ========================================   =============================  ==========================================  =======================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
                                                    AST - DeAm               AST - DeAm Global                      AST - DeAm International               AST - DeAm                 AST - DeAm Large-Cap                       AST - DeAm                               AST - DeAm
                                                      Bond         Allocation                                   Equity                                   Large-Cap Growth       Value                                         Small-Cap Growth                         Small-Cap Value
                                                 ---------------  ----------------------------------------   ----------------------------------------  ---------------------------------------------------------------   -------------------------------------------  -------------------
                                                 ---------------  --------------------------------------------------------------------------------------------------------  ----------------------------------------------------------------------------------------  -------------------
                                                  * May 1 thru     Year Ended    Year Ended    Year Ended     Year Ended    Year Ended    Year Ended      * May 1 thru       Year Ended    Year Ended    * Oct. 23 thru   Year Ended    Year Ended     Year Ended        * May 1 thru
                                                  Dec. 31, 2002   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001Dec. 31, 2000    Dec. 31, 2002      Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2002
                                                 -------------------------------------------------------------------------------------------------------------------------  -------------------------------------------------------------------------------------------------------------
                                                 ---------------  ----------------------------------------   ----------------------------------------  -------------------  ------------------------------------------   -------------------------------------------  -------------------
Units Outstanding Beginning of the Period                     -         173,589      126,271       25,161          109,888       84,408        7,962                    -          65,513           475             -          189,501       136,357          1,007                    -
Units Purchased                                               -          17,767       27,831       36,794           27,892       29,010       66,332                    -           6,927        28,396            12           39,542        48,325         89,872                   78
Units Transferred Between Sub-accounts                    8,633         (11,865)      20,743       64,548            6,384       (2,558)      10,424                3,482           3,213        36,816           463          (18,144)        7,388         46,288               10,889
Units Surrendered                                             -          (2,698)      (1,256)        (232)          (1,706)        (972)        (310)                   -          (2,126)         (174)            -           (2,526)       (2,569)          (810)                 (24)
                                                 ---------------  ----------------------------------------   ----------------------------------------  -------------------  ------------------------------------------   -------------------------------------------  -------------------
                                                 ---------------  ----------------------------------------   ----------------------------------------  -------------------  ------------------------------------------   -------------------------------------------  -------------------
Units Outstanding End of the Period                       8,633         176,793      173,589      126,271          142,458      109,888       84,408                3,482          73,527        65,513           475          208,373       189,501        136,357               10,943
                                                 ===============  ========================================   ========================================  ===================  ==========================================   ===========================================  ===================
                                                 ===============  ========================================   ========================================  ===================  ==========================================   ===========================================  ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
                                                    AST - DeAm           AST - DeAm Global                                   AST - DeAm International                 AST - DeAm                   AST - DeAm Large-Cap                          AST - DeAm                                 AST - DeAm
                                                      Bond            Allocation                                       Equity                                       Large-Cap Growth       Value                                              Small-Cap Growth                           Small-Cap Value
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  ------------------------------------------------------------------   -----------------------------------------------  -------------------
                                                 ----------------  ---------------------------------------------   ------------------------------------------------------------------  -----------------------------------------------------------------------------------------------  -------------------
                                                  * May 1 thru        Year Ended     Year Ended    Year Ended        Year Ended      Year Ended      Year Ended      * May 1 thru        Year Ended     Year Ended    * Oct. 23 thru     Year Ended     Year Ended      Year Ended         * May 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002      Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2002
                                                 ------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  -------------------  ---------------------------------------------   -----------------------------------------------  -------------------
Units Outstanding Beginning of the Period                      -            173,589       126,271        25,161            109,888          84,408        7,962                    -           65,513            475              -           189,501         136,357           1,007                    -
Units Purchased                                                -             17,767        27,831        36,794             27,892          29,010       66,332                    -            6,927         28,396             12            39,542          48,325          89,872                   78
Units Transferred Between Sub-accounts                     8,633            (11,865)       20,743        64,548              6,384          (2,558)      10,424                3,482            3,213         36,816            463           (18,144)          7,388          46,288               10,889
Units Surrendered                                              -             (2,698)       (1,256)         (232)            (1,706)           (972)        (310)                   -           (2,126)          (174)             -            (2,526)         (2,569)           (810)                 (24)
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  -------------------  ---------------------------------------------   -----------------------------------------------  -------------------
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  -------------------  ---------------------------------------------   -----------------------------------------------  -------------------
Units Outstanding End of the Period                        8,633            176,793       173,589       126,271            142,458         109,888       84,408                3,482           73,527         65,513            475           208,373         189,501         136,357               10,943
                                                 ================  =============================================   =============================================  ===================  =============================================   ===============================================  ===================
                                                 ================  =============================================   =============================================  ===================  =============================================   ===============================================  ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AST - Federated                                 AST - Federated                                     AST - Gabelli                                  AST - Gabelli                               AST - Goldman Sachs                            AST - Goldman Sachs
                                                       Aggressive Growth                                High Yield Bond                                     All-Cap Value                                 Small-Cap Value                              Concentrated Growth                               Mid-Cap Growth
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
                                                 ------------------------------------------------------------------------------------------------   -------------------------------------------------------------------------------------------   ---------------------------------------------   -------------------------------------------
                                                   Year Ended      Year Ended   * Oct. 23 thru   Year Ended      Year Ended        Year Ended         Year Ended     Year Ended    * Oct. 23 thru   Year Ended     Year Ended     Year Ended        Year Ended      Year Ended    Year Ended       Year Ended     Year Ended   * May 1 thru
                                                  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2000      Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                 ------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
Units Outstanding Beginning of the Period                 12,299              -            -          229,485           104,857           60,603           169,678          1,040             -          206,711          79,494        17,849            789,386        687,544       370,764          169,434         86,875             -
Units Purchased                                            6,229          5,144            -           18,380            45,824           28,401             7,520         33,854            18           39,151          39,390        27,669             87,354        115,164       191,771           38,491         63,129        28,866
Units Transferred Between Sub-accounts                     5,365          7,155            -           23,593            79,421           16,835           (35,786)       134,997         1,022           32,026          88,302        34,534           (108,963)        (3,868)      128,406            2,694         19,892        58,009
Units Surrendered                                            (12)             -            -           (5,473)             (617)            (982)           (6,379)          (213)            -           (7,002)           (475)         (558)            (8,742)        (9,454)       (3,397)          (2,599)          (462)            -
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
Units Outstanding End of the Period                       23,881         12,299            -          265,985           229,485          104,857           135,033        169,678         1,040          270,886         206,711        79,494            759,035        789,386       687,544          208,020        169,434        86,875
                                                 ============================================   =================================================   ============================================   ============================================   =============================================   ===========================================
                                                 ============================================   =================================================   ============================================   ============================================   =============================================   ===========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    AST - Goldman Sachs                              AST - Invesco                                  AST - Kinetics                               AST - Lord Abbett                               AST - Marsico                           AST - MFS
                                                      Small-Cap Value                               Capital Income                             Internet                                            Bond Debenture                               Capital Growth                                 Global Equity
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                  Year Ended   Year Ended    Year Ended        Year Ended     Year Ended     Year Ended       Jan. 1 thru     Year Ended    * Oct. 23 thru    Year Ended    Year Ended    * Oct. 23 thru   Year Ended    Year Ended      Year Ended     Year Ended     Year Ended      Year Ended
                                                 Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000    May 3, 2002**  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
Units Outstanding Beginning of the Period             105,155        47,093         9,327           323,542        181,236         74,727             4,382             78              -           30,650             -              -         579,189       438,963       229,882           39,130          20,345              -
Units Purchased                                        22,699        24,749        16,177            24,521         56,545         42,598               157          1,574              -            5,449        13,015              -          62,989        94,630       125,714            7,005          12,174          9,422
Units Transferred Between Sub-accounts                 28,674        33,642        22,051            15,362         88,679         64,323            (4,539)         2,730             78           50,362        17,635              -          20,379        52,974        85,908            5,059           6,614         10,923
Units Surrendered                                      (3,232)         (329)         (462)           (3,318)        (2,918)          (412)                -              -              -              (29)            -              -          (6,823)       (7,378)       (2,541)             (60)             (3)             -
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
Units Outstanding End of the Period                   153,296       105,155        47,093           360,107        323,542        181,236                 -          4,382             78           86,432        30,650              -         655,734       579,189       438,963           51,134          39,130         20,345
                                                 =========================================   =============================================  ==============================================  ============================================  ==========================================   =============================================
                                                 =========================================   =============================================  ==============================================  ============================================  ==========================================   =============================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                   AST - MFS                                      AST - MFS                                          AST                                             AST - Neuberger &                              AST - Neuberger &                              AST - PBHG
                                                    Growth                                           Growth with Income                                 Money Market                               Berman Mid-Cap Growth                                 Berman Mid-Cap Value                   Small-Cap Growth
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  ------------------------------------------------------------------------------------
                                                  Year Ended     Year Ended     Year Ended       Year Ended     Year Ended      Year Ended        Year Ended     Year Ended    Year Ended        Year Ended     Year Ended      Year Ended      Year Ended    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                                 Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001Dec. 31, 2000
                                                 ---------------------------------------------------------------------------------------------  -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
Units Outstanding Beginning of the Period              301,177         46,822           2,379          84,355         34,771            1,304        1,552,467        968,500       415,524           288,898         159,662         30,953        297,772        131,349       27,998          114,452      123,085       80,028
Units Purchased                                         18,958         47,656          19,797           7,948         24,365           15,666        1,002,962            682     2,929,544            39,790          57,153         66,605         45,859         55,593       50,907           12,838       12,857       20,355
Units Transferred Between Sub-accounts                 (21,091)       208,833          24,742          11,123         25,288           17,837         (957,237)       660,624    (2,351,768)           (7,455)         73,590         62,223         15,382        115,007       53,145            8,512      (17,270)      23,236
Units Surrendered                                       (3,785)        (2,134)            (96)         (1,320)           (69)             (36)        (239,300)       (77,339)      (24,800)           (6,249)         (1,507)          (119)        (5,676)        (4,177)        (701)          (3,339)      (4,220)        (534)
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
Units Outstanding End of the Period                    295,259        301,177          46,822         102,106         84,355           34,771        1,358,892      1,552,467       968,500           314,984         288,898        159,662        353,337        297,772      131,349          132,463      114,452      123,085
                                                 =============================================  ==============================================  ============================================   ==============================================  =========================================   ========================================
                                                 =============================================  ==============================================  ============================================   ==============================================  =========================================   ========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                         AST - PIMCO                                  AST - PIMCO                               AST - Sanford Bernstein                  AST - Sanford Bernstein                         AST - Scudder                                  AST - Strong
                                                    Limited Maturity Bond                          Total Return Bond                          Core Value                            Managed Index 500                                Japan                                          International Equity
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------------------------------------------------------
                                                  Year Ended    Year Ended     Year Ended      Year Ended    Year Ended     Year Ended        Year Ended    * May 1 thru        Year Ended      Year Ended      Year Ended        Jan. 1 thru    Year Ended     * Oct. 23 thru    Year Ended     Year Ended     Year Ended
                                                 Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002    Dec. 31, 2001    Dec. 31, 2002    Dec. 31, 2001    Dec. 31, 2000    May 3, 2002**  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
Units Outstanding Beginning of the Period              125,474        50,998         94,215        458,375        209,564         84,718            23,487              -             303,597         192,685         135,113              206               -              -          181,719        115,322          15,981
Units Purchased                                         30,824        18,025          8,995         44,821         83,488         63,670             9,450          4,732              31,800          60,239          62,893              186             118              -           29,705         48,751          56,763
Units Transferred Between Sub-accounts                  86,357        56,576        (52,212)       176,149        173,437         61,537            28,665         18,755                 405          55,541          (4,802)            (392)             88              -           28,586         17,765          43,986
Units Surrendered                                       (4,726)         (125)             -        (18,275)        (8,114)          (361)             (104)             -              (2,853)         (4,868)           (519)               -               -              -             (840)          (119)         (1,407)
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
Units Outstanding End of the Period                    237,929       125,474         50,998        661,070        458,375        209,564            61,498         23,487             332,949         303,597         192,685                -             206              -          239,170        181,719         115,322
                                                 ===========================================  ===========================================   ==============================   =================================================   =============================================  ==============================================
                                                 ===========================================  ===========================================   ==============================   =================================================   =============================================  ==============================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    AST - T. Rowe Price                         AST - T. Rowe Price                         AST - T. Rowe Price                           AST - William Blair                          Evergreen                                     Evergreen
                                                      Asset Allocation                              Global Bond                              Natural Resources                           International Growth                              VA Global Leaders                         VA Omega
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
                                                 ---------------------------------------------------------------------------------------------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
                                                  Year Ended   Year Ended     Year Ended      Year Ended    Year Ended    Year Ended     Year Ended    Year Ended    Year Ended        Year Ended     Year Ended     Year Ended        Year Ended     Year Ended    Year Ended      Year Ended   * May 1 thru
                                                 Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001
                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
Units Outstanding Beginning of the Period              53,230        44,929        21,411           20,291        7,051           870          37,877        16,822         5,223           147,490        174,667         90,760            32,452          5,715             -              31             -
Units Purchased                                         4,575        12,123         9,971            6,521        5,578         2,724           7,892         4,823        15,269             8,508         14,382         49,070             3,555          6,394         4,135              61            32
Units Transferred Between Sub-accounts                  4,771        (3,774)       14,246           22,173        7,662         3,457          15,175        16,577        (3,017)          (16,691)       (36,676)        35,491             2,161         21,291         1,580              31            (1)
Units Surrendered                                         (60)          (48)         (699)            (596)           -             -            (131)         (345)         (653)           (2,382)        (4,883)          (654)                -           (948)            -               -             -
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
Units Outstanding End of the Period                    62,516        53,230        44,929           48,389       20,291         7,051          60,813        37,877        16,822           136,925        147,490        174,667            38,168         32,452         5,715             123            31
                                                 =========================================  ==========================================  ==========================================   =============================================   ============================================  ============================
                                                 =========================================  ==========================================  ==========================================   =============================================   ============================================  ============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                  Evergreen                                    INVESCO                                    INVESCO                                   INVESCO                                    INVESCO                                     INVESCO
                                                     VA Special Equity                             VIF Dynamics                                VIF Financial Services                VIF Health Sciences                           VIF Technology                                 VIF Telecommunications
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
                                                 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
                                                  Year Ended   Year Ended     Year Ended     Year Ended    Year Ended    Year Ended     Year Ended    Year Ended    Year Ended     Year Ended   Year Ended     Year Ended     Year Ended   Year Ended    Year Ended       Year Ended   Year Ended    Year Ended
                                                 Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001 Dec. 31, 2000
                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period              24,997        16,243             -         120,339       86,185         1,706         107,740       67,071        1,753         163,762       153,071        1,677         260,665       212,197        10,257         122,739       102,595         3,713
Units Purchased                                         7,768         5,377         8,927          18,847       32,208        22,501          12,338       17,478       21,641          27,883        37,751       34,656          55,648        60,927        64,434          28,909        29,835        50,027
Units Transferred Between Sub-accounts                 10,912         3,490         7,316          (8,645)       2,426        62,761           4,652       23,709       43,834         (17,352)      (24,733)     117,589         (17,608)      (10,563)      138,276         (23,819)       (7,826)       49,965
Units Surrendered                                        (131)         (113)            -          (5,516)        (480)         (783)         (1,876)        (518)        (157)         (5,211)       (2,327)        (851)         (8,671)       (1,896)         (770)         (1,374)       (1,865)       (1,110)
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
Units Outstanding End of the Period                    43,546        24,997        16,243         125,025      120,339        86,185         122,854      107,740       67,071         169,082       163,762      153,071         290,034       260,665       212,197         126,455       122,739       102,595
                                                 =========================================  =========================================  ========================================   ========================================   =========================================   =========================================
                                                 =========================================  =========================================  ========================================   ========================================   =========================================   =========================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          Montgomery                              ProFunds                       ProFunds                       ProFunds                       ProFunds                       ProFunds                       ProFunds
                                                       Emerging Markets                           VP Bear                             VP Bull Plus                   VP Europe 30               VP OTC                        Ultra OTC                        VP Ultra Small-Cap
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
                                                 -------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------  -----------------------------------------------------------
                                                  Year Ended     Year Ended    Year Ended        Year Ended    * Jan 22 thru    Year Ended    * Jan 22 thru    Year Ended    * Jan 22 thru    Year Ended   * Jan 22 thru     Year Ended    * Jan 22 thru    Year Ended   * Jan 22 thru
                                                 Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
Units Outstanding Beginning of the Period               46,253         28,445         4,434             1,942              -          32,604             -            7,395             -          46,940               -         243,021             -           17,407             -
Units Purchased                                          7,314          8,142        10,164               392             17          16,307         1,927            2,706         5,787           9,762           3,946          23,055         8,620            4,446         4,697
Units Transferred Between Sub-accounts                  (8,505)         9,815        13,899            18,451          1,925         (19,772)       30,677            4,954         1,797          41,994          42,994         271,728       234,401            7,399        12,710
Units Surrendered                                         (551)          (149)          (52)             (456)             -            (111)            -             (204)         (189)              -               -          (1,505)            -           (3,399)            -
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
Units Outstanding End of the Period                     44,511         46,253        28,445            20,329          1,942          29,028        32,604           14,851         7,395          98,696          46,940         536,299       243,021           25,853        17,407
                                                 ===========================================   ==============================  ============================   ============================   =============================  ============================   ============================
                                                 ===========================================   ==============================  ============================   ============================   =============================  ============================   ============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       Prudential - SP               Rydex                                         Rydex                                       Rydex
                                                  Jennison International Growth       Nova                                          OTC                                         Ursa
                                                 ----------------------------------------------------------------------------   -----------------------------------------   ----------------------------------------
                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                   Year Ended     * May 1 thru     Year Ended     Year Ended    * Oct. 23 thru   Year Ended   Year Ended    * Oct. 23 thru   Year Ended   Year Ended   * Oct. 23 thru
                                                  Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001 Dec. 31, 2000
                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------   --------------------------------------------   -----------------------------------------   ----------------------------------------
Units Outstanding Beginning of the Period                      -            -            25,824          7,309             -          40,350        16,988             -           1,489           971            -
Units Purchased                                            1,481            -               584          3,900           130           3,907         8,984           571             152           720            -
Units Transferred Between Sub-accounts                     1,266            -            (2,547)        14,615         7,179         (17,507)       14,391        16,417           6,284          (202)         971
Units Surrendered                                              -            -                 -              -             -            (182)          (13)            -            (435)            -            -
                                                 -----------------------------   --------------------------------------------   -----------------------------------------   ----------------------------------------
                                                 -----------------------------   --------------------------------------------   -----------------------------------------   ----------------------------------------
Units Outstanding End of the Period                        2,747            -            23,861         25,824         7,309          26,568        40,350        16,988           7,490         1,489          971
                                                 =============================   ============================================   =========================================   ========================================
                                                 =============================   ============================================   =========================================   ========================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS  (continued)

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                               Purchases                                                            Sales
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                               Year Ended            Year Ended           Year Ended             Year Ended           Year Ended           Year Ended
                                                             Dec. 31, 2002          Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2002        Dec. 31, 2001        Dec. 31, 2000
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                         ----------------------------------------------------------------    --------------------------------------------------------------

AAF - Growth 1                                                             $ -                    $ -          $ 333,211                     $ -                  $ -          $ 2,709,072
AAF - Mid-Cap Growth 2                                                       -                      -            259,515                       -                    -            1,864,480
AST - Alger All-Cap Growth                                             454,929              2,649,429          1,574,209                 609,778              712,469              201,127
AST - Alger Growth 3                                                         -                 20,578          2,301,432                       -            2,191,502               42,117
AST - Alger Mid-Cap Growth 4                                                 -                 32,444          1,684,436                       -            1,664,510               36,321
AST - Alliance/Bernstein Growth + Value                                580,720                 95,493                  -                 336,514               40,009                    -
AST - Alliance Growth                                                  891,775              1,597,583          2,494,489                 627,680              536,678            1,385,045
AST - Alliance Growth & Income                                       1,913,381              5,094,658          2,403,905               1,093,644            1,569,455              691,151
AST - American Century Income & Growth                                 426,120                921,044          2,115,169                 300,773              445,654              380,932
AST - American Century International Growth I                        3,398,427              3,265,766          1,206,093               3,123,459            2,207,029            6,028,724
AST - American Century International Growth II 5                             -                 53,599            182,881                       -              150,965               35,255
AST - American Century Strategic Balanced                              277,926                773,037            419,064                 212,311              109,868               57,687
AST - Cohen & Steers Real Estate                                     1,213,303              1,209,503            579,598                 598,543            1,052,977              250,197
AST - DeAm Bond 6                                                       94,960                      -                  -                   5,415                    -                    -
AST - DeAm Global Allocation                                           436,134                998,007          1,526,388                 366,252              483,126              252,122
AST - DeAm International Equity                                      2,294,324                554,541          1,422,625               2,089,044              311,396            2,251,888
AST - DeAm Large-Cap Growth 7                                           27,648                      -                  -                      69                    -                    -
AST - DeAm Large-Cap Value                                             543,699                859,561              4,640                 464,765              238,471                    2
AST - DeAm Small-Cap Growth                                            550,781              2,326,987          2,010,173                 433,333            1,537,700              517,782
AST - DeAm Small-Cap Value 8                                           126,795                      -                  -                  27,345                    -                    -
AST - Federated Aggressive Growth                                      238,432                462,254                  -                 154,943              372,310                    -
AST - Federated High Yield Bond                                      4,512,406              4,923,733            733,310               4,122,713            3,712,882              262,251
AST - Gabelli All-Cap Value                                            701,476              3,182,282             10,388                 911,733            1,465,531                  620
AST - Gabelli Small-Cap Value                                        2,738,515              2,993,075            987,414               1,976,413            1,562,454            2,380,121
AST - Goldman Sachs Concentrated Growth                              1,425,130             10,249,338         13,172,660               1,576,598            9,052,831            6,477,710
AST - Goldman Sachs Mid-Cap Growth                                     277,766                726,971            828,685                 151,197              275,514               88,139
AST - Goldman Sachs Small-Cap Value                                  1,550,490              1,775,107            546,257                 656,335            1,035,282              149,484
AST - Invesco Capital Income                                       $ 2,186,890            $ 5,317,162        $ 1,545,376             $ 1,775,299          $ 3,758,358            $ 243,940
AST - Kinetics Internet 9                                               48,748                 86,741                818                  83,117               47,235                   30
AST - Lord Abbett Bond Debenture                                     1,007,296                830,933                  -                 438,607              506,104                    -
AST - Marsico Capital Growth                                         2,225,891              2,928,924          4,934,220               1,482,304            1,213,142            1,647,958
AST - MFS Global Equity                                                159,303                556,274            211,911                  63,718              381,698               98,988
AST - MFS Growth                                                       291,753              2,991,875            531,653                 329,970              549,584               35,912
AST - MFS Growth with Income                                           422,178                565,685            414,502                 275,407              122,261              136,553
AST - Money Market                                                  32,468,546             47,524,995         14,223,991              34,648,513           40,613,871           31,721,428
AST - Neuberger & Berman Mid-Cap Growth                                887,013              3,368,070          3,132,932                 676,005            1,496,630            1,637,351
AST - Neuberger & Berman Mid-Cap Value                               2,071,307              3,694,209          1,664,819               1,174,963            1,556,942              564,006
AST - PBHG Small-Cap Growth                                            455,709                614,988          2,166,588                 298,197              462,218              885,829
AST - PIMCO Limited Maturity Bond                                    3,233,755              1,488,597            945,646               1,801,515              584,307            1,364,305
AST - PIMCO Total Return Bond                                       11,266,966              9,315,784          2,969,997               8,420,940            6,246,984            4,073,390
AST - Sanford Bernstein Core Value                                     740,972                280,269                  -                 328,562               53,376                    -
AST - Sanford Bernstein Managed Index 500                            2,204,641              4,287,204          2,509,361               1,899,200            3,057,462            1,672,915
AST - Scudder Japan 10                                                  79,477                723,233                  -                  81,559              724,938              142,515
AST - Strong International Equity                                   15,439,081             11,743,490          1,553,956              15,073,302           10,983,207            7,503,375
AST - T. Rowe Price Asset Allocation                                   220,487                466,251            359,155                  97,465              328,967               79,700
AST - T. Rowe Price Global Bond                                        908,441                351,336             60,760                 625,417              223,316                2,173
AST - T. Rowe Price Natural Resources                                2,270,269              1,301,765            247,084               1,943,830              995,247              152,748
AST - William Blair International Growth                               227,798              1,106,265          2,410,756                 283,150              854,421              870,023
Evergreen - VA Global Leaders                                          124,391                299,634            134,832                  77,434               56,382              115,361
Evergreen - VA Omega                                                     4,600                    302                  -                   3,695                    7                    -
Evergreen - VA Special Equity                                          191,434                207,703            187,689                  36,833              121,653                2,143
INVESCO - VIF Dynamics                                                 385,116                968,561          1,311,563                 337,907              645,405              506,292
INVESCO - VIF Financial Services                                     1,632,051              2,919,370            898,423               1,432,702            2,392,548              171,182
INVESCO - VIF Health Sciences                                        1,717,762              1,955,223          2,393,883               1,634,493            1,829,231              874,081
INVESCO - VIF Technology                                               874,768              2,105,546          4,107,155                 710,163            1,739,458            1,734,159
INVESCO - VIF Telecommunications                                       239,451              1,161,163          1,736,908                 210,187              998,722              875,506
Montgomery - Variable Emerging Markets                               1,134,381                447,897            472,426               1,151,931              304,185              300,503
ProFunds - VP Bear                                                   $ 952,595            $ 1,008,132                $ -               $ 679,003            $ 969,344                  $ -
ProFunds - VP Bull Plus                                              1,580,475              1,441,068                  -               1,586,062            1,190,971                    -
ProFunds - VP Europe 30                                                 88,965                924,350                  -                  49,353              851,091                    -
ProFunds - VP OTC                                                      431,579                845,466                  -                 240,427              529,444                    -
ProFunds - VP Ultra OTC                                                815,305                898,988                  -                 857,315              127,334                    -
ProFunds - VP Ultra Small-Cap                                          433,771                523,856                  -                 384,716              362,258                    -
Prudential - SP Jennison International Growth                          214,232                428,756                  -                 194,340              419,622                    -
Rydex - Nova                                                            31,170                361,573             66,083                  27,636              159,559                  471
Rydex - OTC                                                            264,208                435,234            139,938                 307,605              278,472               10,863
Rydex - Ursa                                                           136,843                 60,438             73,099                  47,500               51,296               65,559
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                                  $114,744,755           $161,302,298        $88,202,066            $101,609,199         $118,515,863          $83,551,486
                                                         ================================================================    ==============================================================
                                                         ================================================================    ==============================================================

Footnotes:
1 - AAF Gowth merged into AST Alger Growth as of 11/11/00.
2 - AAF Mid-Cap Growth merged into AST Alger Mid-Cap Growth as of 11/11/00.
3 - AST Alger Gowth merged into MFS Growth as of 2/16/01.
4 - AST Alger Mid-Cap Growth merged into AST Alger All-Cap Growth as of 2/16/01.
5 - American Century International Growth II merged into American Century International Growth I as of 9/24/01.
6 - DeAm Bond commenced as of 05/01/02.
7 - DeAm Large-Cap Growth commenced as of 05/01/02.
8 - DeAm Small-Cap Value commenced as of 05/01/02.
9 - Kinetics Internet merged into Gabelli All-Cap Value as of 05/03/02.
10 - Scudder Japan merged into American Century International Growth as of 05/03/02.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

12. FINANCIAL HIGHLIGHTS

                                                                    At December 31                                                                       For the year ended December 31
                                                                 -------------------------------------------------------------------------------  ----------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------  ----------------------------------------------------------------
                                                                        Units             Units Value                                Net                Expense              Investment              Total
Fund Name                                                            Outstanding             Lowest              Highest            Assets               Ratio             Income Ratio*            Return*
------------------------------------------------------------------------------------------------------------------------------------------------  ----------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------  ----------------------------------------------------------------
American Skandia Trust (AST):
Alger All-Cap Growth
2002                                                                                475,076         $ 3.48             $ 5.64           $ 1,679,282             0.90%            -                  (36.53%)
2001                                                                                504,660           4.50               6.91             2,810,547             0.90%            -                  (17.63%)
Alger Growth 1
2001                                                                                              -   9.17              10.14                              -    0.90%          4.21%                 9.66%
Alger Mid-Cap Growth 2
2001                                                                                              -   8.94              10.27                              -    0.90%          2.36%                 11.59%
Alliance/Bernstein Growth + Value
2002                                                                                 29,344           6.31               9.77               209,806             0.90%          0.05%                (25.87%)
2001                                                                                  5,941           7.96              10.05                57,296             0.90%            -                  (5.29%)
Alliance Growth
2002                                                                                223,920           6.79              10.87             1,641,163             0.90%            -                  (31.78%)
2001                                                                                191,686           8.64              13.75             2,059,305             0.90%            -                  (15.71%)
Alliance Growth & Income
2002                                                                                539,867           7.76              12.18             4,890,923             0.90%          0.80%                (24.17%)
2001                                                                                495,152          10.07              13.42             5,915,527             0.90%          0.71%                (1.63%)
American Century Income & Growth
2002                                                                                259,067           6.77              10.12             2,026,368             0.90%          0.95%                (20.74%)
2001                                                                                245,214           8.36              11.26             2,419,815             0.90%          0.66%                (9.50%)
American Century International Growth I
2002                                                                                217,142           6.78               9.26             1,582,104             0.90%            -                  (20.40%)
2001                                                                                181,970           8.10              12.61             1,665,663             0.90%          0.36%                (28.12%)
American Century International Growth II 3
2001                                                                                              -   6.73              10.44                              -    0.90%          1.39%                (50.06%)
American Century Strategic Balanced
2002                                                                                115,587           9.05              11.23             1,147,909             0.90%          2.22%                (10.78%)
2001                                                                                111,255          10.07              12.01             1,238,380             0.90%          0.97%                (4.91%)
Cohen & Steers Real Estate
2002                                                                                103,361        $ 10.45            $ 12.98           $ 1,196,156             0.90%          2.02%                 1.47%
2001                                                                                 54,527          10.46              12.13               621,869             0.90%          2.74%                 1.66%
DeAm Bond 4
2002                                                                                  8,633           9.99              10.70                92,256             0.90%            -                   4.61%
DeAm Global Allocation
2002                                                                                176,793           7.90              10.24             1,500,979             0.90%          3.41%                (16.40%)
2001                                                                                173,589           8.95              12.07             1,762,920             0.90%          2.15%                (12.76%)
DeAm International Equity
2002                                                                                142,458           5.82               8.15               912,116             0.90%            -                  (17.99%)
2001                                                                                109,888           6.64              11.65               857,872             0.90%            -                  (33.00%)
DeAm Large-Cap Growth 5
2002                                                                                  3,482           7.13              10.13                26,745             0.90%            -                  (15.57%)
DeAm Large-Cap Value
2002                                                                                 73,527           6.59               9.79               564,928             0.90%          0.32%                (16.28%)
2001                                                                                 65,513           7.90              10.39               601,214             0.90%          0.02%                (6.63%)
DeAm Small-Cap Growth
2002                                                                                208,373           5.37               8.65             1,290,440             0.90%            -                  (27.31%)
2001                                                                                189,501           6.92              12.16             1,614,390             0.90%            -                  (29.26%)
DeAm Small-Cap Value 6
2002                                                                                  10,943          6.77              10.00                84,150             0.90%            -                  (15.51%)
Federated Aggressive Growth
2002                                                                                  23,881          4.29               7.26               119,083             0.90%            -                  (30.01%)
2001                                                                                  12,299          5.23              10.03                87,628             0.90%          0.04%                (21.53%)
Federated High Yield Bond
2002                                                                                265,985           8.06               9.07             2,295,424             0.90%          8.05%                (1.11%)
2001                                                                                229,485           8.27               9.48             2,002,690             0.90%          8.63%                (1.02%)
Gabelli All-Cap Value
2002                                                                                135,033           6.30              10.01             1,030,203             0.90%          0.69%                (21.63%)
2001                                                                                169,678           8.52              10.80             1,651,720             0.90%          0.01%                (3.31%)
Gabelli Small-Cap Value
2002                                                                                270,886         $ 8.64            $ 11.92           $ 2,641,600             0.90%          0.39%                (10.42%)
2001                                                                                206,711           9.07              11.50             2,250,258             0.90%          0.37%                 5.74%
Goldman Sachs Concentrated Growth
2002                                                                                759,035           6.07               9.68             4,953,270             0.90%          0.73%                (30.64%)
2001                                                                                789,386           7.62              15.29             7,427,372             0.90%            -                  (32.46%)
Goldman Sachs Mid-Cap Growth
2002                                                                                208,020           2.53               3.92               581,158             0.90%            -                  (28.29%)
2001                                                                                169,434           3.26               7.78               660,120             0.90%          0.07%                (40.87%)
Goldman Sachs Small-Cap Value
2002                                                                                153,296          11.14              15.57             1,937,521             0.90%          0.35%                (8.99%)
2001                                                                                105,155          11.42              14.00             1,460,304             0.90%            -                   8.64%
Invesco Capital Income
2002                                                                                360,107           7.70              10.88             3,094,957             0.90%          2.45%                (18.44%)
2001                                                                                323,542           9.27              11.91             3,409,305             0.90%          1.63%                (9.65%)
Kinetics Internet 7
2002                                                                                      -           7.90               8.34                     -             0.90%          0.12%                (1.05%)
2001                                                                                  4,382           7.31               8.66                36,212             0.90%            -                   3.15%
Lord Abbett Bond Debenture
2002                                                                                 86,432           9.58              10.44               884,811             0.90%          2.36%                (0.75%)
2001                                                                                 30,650           9.75              10.58               316,140             0.90%            -                   1.85%
Marsico Capital Growth
2002                                                                                655,734           8.83              11.68             6,019,972             0.90%            -                  (16.53%)
2001                                                                                579,189           9.17              14.34             6,370,617             0.90%            -                  (22.61%)
MFS Global Equity
2002                                                                                 51,134           7.09               9.15               398,814             0.90%          0.01%                (13.27%)
2001                                                                                 39,130           7.59              10.27               351,890             0.90%            -                  (11.01%)
MFS Growth
2002                                                                                295,259         $ 5.40             $ 8.17           $ 1,690,145             0.90%            -                  (29.00%)
2001                                                                                301,177           6.55              10.63             2,428,272             0.90%            -                  (22.59%)
MFS Growth with Income
2002                                                                                102,106           6.07               8.86               687,061             0.90%          0.41%                (22.53%)
2001                                                                                 84,355           7.48              10.40               732,659             0.90%          0.10%                (16.44%)
Money Market
2002                                                                              1,358,892          11.36              11.38            15,459,324             0.90%          1.29%                 0.13%
2001                                                                              1,552,467          11.08              11.36            17,639,291             0.90%          3.52%                 2.57%
Neuberger & Berman Mid-Cap Growth
2002                                                                                314,984           6.62              10.69             2,275,095             0.90%            -                  (32.00%)
2001                                                                                288,898           8.25              15.12             3,068,733             0.90%            -                  (26.65%)
Neuberger & Berman Mid-Cap Value
2002                                                                                353,337           9.64              13.11             3,849,136             0.90%          0.46%                (11.59%)
2001                                                                                297,772          10.49              13.21             3,668,869             0.90%          0.11%                (4.15%)
PBHG Small-Cap Growth
2002                                                                                132,463           6.57              11.88               992,827             0.90%            -                  (35.16%)
2001                                                                                114,452           8.72              13.83             1,323,022             0.90%            -                  (7.55%)
PIMCO Limited Maturity Bond
2002                                                                                237,929          11.99              12.63             3,003,749             0.90%          2.65%                 4.99%
2001                                                                                125,474          11.30              12.14             1,508,819             0.90%          5.45%                 6.73%
PIMCO Total Return Bond
2002                                                                                661,070          12.17              13.22             8,728,750             0.90%          2.70%                 7.97%
2001                                                                                458,375          11.39              12.60             5,605,785             0.90%          3.71%                 7.61%
Sanford Bernstein Core Value
2002                                                                                 61,498          7.18               10.60               530,644             0.90%          0.17%                (14.24%)
2001                                                                                 23,487          8.70               10.32               236,310             0.90%            -                   0.92%
Sanford Bernstein Managed Index 500
2002                                                                                332,949          7.35               10.87             2,775,303             0.90%          1.11%                (21.55%)
2001                                                                                303,597          9.06               12.20             3,225,785             0.90%          0.77%                (11.06%)
Scudder Japan 8
2002                                                                                      -        $ 4.51              $ 5.47                     -             0.90%             -                   2.09%
2001                                                                                    206          4.96                8.24                 1,050             0.90%             -                 (37.90%)
Strong International Equity
2002                                                                                239,170          6.36                8.82             1,678,190             0.90%          0.55%                (19.36%)
2001                                                                                181,719          7.74               11.60             1,581,138             0.90%          0.15%                (23.65%)
T. Rowe Price Asset Allocation
2002                                                                                 62,516          8.81               10.97               601,046             0.90%          2.63%                (10.92%)
2001                                                                                 53,230          9.63               11.82               574,533             0.90%          2.91%                (5.89%)
T. Rowe Price Global Bond
2002                                                                                 48,389          9.85               11.34               548,696             0.90%            -                   13.70%
2001                                                                                 20,291          9.52               10.37               202,354             0.90%            -                   1.47%
T. Rowe Price Natural Resources
2002                                                                                 60,813         10.57               14.54               735,786             0.90%          1.30%                (6.62%)
2001                                                                                 37,877         10.97               14.87               490,785             0.90%          0.81%                (0.46%)
William Blair International Growth
2002                                                                                136,925          6.46                9.58               950,656             0.90%          3.93%                (26.52%)
2001                                                                                147,490          7.74               13.16             1,393,613             0.90%          5.63%                (24.43%)

Evergreen Funds:
VA Global Leaders
2002                                                                                 38,168          6.74                9.17               270,727             0.90%          0.71%                (21.18%)
2001                                                                                 32,452          7.46               10.63               292,044             0.90%          1.26%                (14.43%)
VA Omega
2002                                                                                    123          6.26                9.21                   831             0.90%            -                  (26.24%)
2001                                                                                     31          7.60               10.66                   287             0.90%            -                  (12.74%)
VA Special Equity
2002                                                                                 43,546          6.16                9.98               308,730             0.90%            -                  (28.02%)
2001                                                                                 24,997          8.08               10.81               246,201             0.90%            -                  (9.17%)

INVESCO Variable Investment Funds:
VIF Dynamics
2002                                                                                125,025        $ 5.09              $ 9.22             $ 740,486             0.90%            -                  (32.68%)
2001                                                                                120,339          6.62               13.64             1,058,779             0.90%            -                  (31.94%)
VIF Financial Services
2002                                                                                122,854          9.31               13.39             1,323,666             0.90%          0.60%                (15.88%)
2001                                                                                107,740         10.61               14.45             1,379,972             0.90%          0.37%                (10.93%)
VIF Health Sciences
2002                                                                                169,082          9.04              12.63              1,616,527             0.90%            -                  (25.32%)
2001                                                                                163,762         10.50              14.35              2,096,533             0.90%          0.40%                (13.60%)
VIF Technology
2002                                                                                290,034          2.78               7.05                992,667             0.90%            -                  (47.46%)
2001                                                                                260,665          4.57              13.76              1,697,970             0.90%            -                  (46.45%)
VIF Telecommunications
2002                                                                                126,455          2.14               5.20                301,879             0.90%            -                  (51.38%)
2001                                                                                122,739          4.00              12.95                602,596             0.90%            -                  (54.54%)

Montgomery Variable Series:
Emerging Markets
2002                                                                                 44,511          6.14               8.97                313,143             0.90%          0.15%                (10.72%)
2001                                                                                 46,253          6.10               9.53                364,483             0.90%            -                  (8.04%)

Profunds VP:
VP Bear
2002                                                                                 20,329         11.23              16.10                280,724             0.90%          0.43%                 19.43%
2001                                                                                  1,942          9.82              13.89                 22,456             0.90%            -                   16.58%
VP Bull Plus
2002                                                                                 29,028          3.96               7.73                137,263             0.90%            -                  (36.84%)
2001                                                                                 32,604          5.85              10.33                244,112             0.90%            -                  (26.66%)
VP Europe 30
2002                                                                                 14,851          4.83               7.60                 80,785             0.90%            -                  (26.62%)
2001                                                                                  7,395          6.22              10.00                 54,815             0.90%            -                  (27.45%)
VP OTC
2002                                                                                 98,696        $ 2.89             $ 6.14              $ 346,070             0.90%            -                  (39.33%)
2001                                                                                 46,940          4.17              10.31                271,282             0.90%            -                  (44.78%)
VP Ultra OTC
2002                                                                                536,299          0.55               2.86                418,269             0.90%            -                  (69.30%)
2001                                                                                243,021          1.39              10.51                617,461             0.90%            -                  (79.15%)
VP Ultra Small-Cap
2002                                                                                 25,853          3.88              10.35                133,488             0.90%            -                  (43.27%)
2001                                                                                 17,407          5.59              10.97                158,440             0.90%            -                  (9.53%)

Prudential Series Funds Inc:
SP Jennison International Growth
2002                                                                                  2,747          5.38               7.59                 15,551             0.90%            -                  (23.72%)
2001                                                                                     -           6.45              10.11                     -              0.90%            -                  (38.39%)

Rydex Inc:
Rydex Nova
2002                                                                                  23,861         3.64               7.05                103,523             0.90%          6.74%                (36.47%)
2001                                                                                  25,824         5.37               9.54                176,346             0.90%         15.49%                (24.46%)
Rydex OTC
2002                                                                                  26,568         2.14               4.55                 68,914             0.90%            -                  (39.56%)
2001                                                                                  40,350         3.09               7.80                173,160             0.90%            -                  (35.93%)
Rydex Ursa
2002                                                                                   7,490        11.76              16.84                109,126             0.90%          1.05%                 20.24%
2001                                                                                   1,489        10.25              14.61                 18,039             0.90%         13.76%                 13.66%

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
           VARIABLE ACCOUNT F
           NOTES TO FINANCIAL STATEMENTS (continued)
           FOR THE YEAR ENDED DECEMBER 31, 2002

           ---------------------------------------------------------------------------------------------------------------------------------------------

           12. FINANCIAL HIGHLIGHTS

           Footnotes:
           1 - Alger Gowth merged into MFS Growth as of 2/16/01.
           2 - Alger Mid-Cap Growth merged into Alger All Cap Growth as of 2/16/01
           3 - American Century International Growth II merged into American Century International Growth I as of 9/24/01
           4 - DeAm Bond commenced as of 05/01/02.
           5 - DeAm Large-Cap Growth commenced as of 05/01/02.
           6 - DeAm Small-Cap Value commenced as of 05/01/02.
           7 - Kinetics Internet merged into Gabelli All-Cap Value as of 05/03/02.
           8 - Scudder Japan merged into American Century International Growth as of 05/03/02.

           * Annualized

Form N-6: SPVLI

                                                               PART C

                                                         OTHER INFORMATION

Item 27.    Exhibits:

(a)      Resolution of the Board of Directors of American Skandia Life Assurance Corporation authorizing the establishment of the
            Registrant for Separate Account F incorporated by reference from Post-Effective Amendment No. 6 to Registration
            Statement on Form N-4 No. 33-87010, filed via EDGAR March 2, 1998.

(b)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

(c)      (1)      Form of Principal Underwriting Agreement incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-38119, filed via EDGAR October 17, 1997.
            (2)   Form of Revised Dealer Agreement incorporated by reference from Post-Effective Amendment No. 7 to Registration
            Statement on Form N-4 No. 33-87010, filed via EDGAR April 24, 1998.

(d)      Form of Modified Single Premium Variable Life Insurance Policy
(1)      Single Life version incorporated by reference from Pre-effective Amendment No. 1 to Registration Statement on Form S-6
                    No. 333-38119, filed via EDGAR March 4, 1998.
(2)      Last Survivor version incorporated by reference from Pre-effective Amendment No. 1 to Registration Statement on Form S-6
                    No. 38119, filed via EDGAR March 4, 1998.

(e)      Form of Application for Modified Single Premium Variable Life Insurance Policy incorporated by reference from
            Pre-effective Amendment No. 2 to Registration Statement on Form S-6 No. 333-38119, filed via EDGAR April 29, 1998.

(f)      Articles of Incorporation and By-Laws of American Skandia Life Assurance Corporation, incorporated by reference to
            Pre-effective Amendment No. 2 to Registration Statement on Form N-4 No. 33-87010, filed via EDGAR March 2, 1998.

(g)      Reinsurance Contracts for Transamerica

(h)      Participation Agreements between Depositor and:

(1)      American Skandia Trusted incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement on Form
                    N-4 No. 33-87010, filed via EDGAR February 25, 1997.
(2)      The Montgomery Funds III incorporated by reference from Initial Registration to Registration Statement on Form N-4 No.
                    333-08853, filed via EDGAR July 25, 1996.
(3)      Rydex Variable Trust incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form N-4
                    No. 33-87010, filed via EDGAR April 26, 1999.
(4)      Evergreen Variable Annuity Trust incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement
                    on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(5)      INVESCO Variable Investment Funds, Inc. incorporated by reference from Post-Effective Amendment No. 9 to Registration
                    Statement on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(6)      ProFunds VP incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement on Form N-4 No.
                    33-87010, filed via EDGAR April 26, 2000.
(7)      Prudential Series Fund, Inc. incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on
                    Form N-4 No. 33-87010, filed via EDGAR April 26, 2001.

(i)      Administrative Contracts: Not Applicable

(j)      Other Materials Contracts: Not Applicable

(k)      Opinion and Consent of Counsel                                         FILED HEREWITH

(l)      Actuarial Opinion: Not Applicable

(m)      Sample Calculations: Not Applicable

(n)      Consent of Ernst & Young LLP                                           FILED HEREWITH

(o)      Financial Statements: Not Applicable

(p)      Initial Capital Agreements: Not Applicable

(q)      Redeemability Exemption

I.       PURCHASE AND ISSUANCE OF POLICIES

A.       PREMIUMS AND UNDERWRITING STANDARDS

The Policy is a modified  single premium  variable life  insurance  policy.  The Policy  permits the Owner to pay a single  premium.
The minimum Premium is generally $10,000,  however,  we may accept less under certain  circumstances.  The maximum Premium we accept without  prior  approval by our home  office is  $500,000.  We will  determine  the Face Amount  using the Premium as the Net Single
Premium  for the  Insured's  age,  risk class and gender,  where  permitted.  If the Owner is seeking a specific  Face  Amount,  the
Premium will depend on the Insured's age, risk class,  and gender,  where  permitted.  American Skandia requires the Owner to submit an Application and may require additional  information,  including,  but not limited to, some of the Insured's medical records.  The
Policies will be offered and sold pursuant to  established  underwriting  standards and in  accordance  with state  insurance  laws, which prohibit  unfair  discrimination  among Owners,  but recognize that premiums must be based upon factors such as age, health or occupation.

B.       APPLICATION AND INITIAL PREMIUM PROCESSING

Upon receipt of a completed  Application,  American Skandia will follow certain insurance  underwriting (i.e.,  evaluation of risks)
procedures  designed to  determine  whether the  applicant  is eligible  for  simplified  standards  for  determining  insurability.
Standard  underwriting may involve such verification  procedures as medical examinations and may require that further information be provided by the proposed  Insured before a  determination  can be made. As part of our standards,  we will not issue a Policy if, as of the Policy  Date,  the  Insured  would be less than Age 16 or older than Age 90. A Policy will not be issued  until  underwriting procedures have been completed.

If a premium is submitted with the Application,  a temporary  insurance  agreement may be issued during the  underwriting  period if certain  requirements are met.  Temporary  insurance ends 45 days after the Application is signed,  even if the underwriting  period exceeds 45 days.  If  Temporary  Insurance  is not issued,  insurance  coverage  will begin once  American  Skandia has accepted the
Application and agreed to issue a Policy, subject to submission of the Premium.

C.       PREMIUM ALLOCATION

In the application for a Policy,  the Owner can allocate the initial premium using one or more variable  investment options and/or a
Fixed  Allocation.  The Fixed Allocation  provides a fixed interest rate guarantee  provided by American  Skandia's general account.
American  Skandia  initially  invests  the  portion of premium  allocated  to variable  investment  options in the AST Money  Market
Sub-account  unless the Owner  submits a "return  waiver" In Writing  before the Issue  Date,  where  permitted  by law.  Generally,
American  Skandia  transfers  the Account Value in the AST Money Market  Sub-account  to the variable  investment  options the Owner requested as of the Valuation Date which is on or immediately after the 15th day after the date we issue a Policy.

II.      TRANSFER AMONG INVESTMENT OPTIONS

Each  variable  investment  option is invested  in an  underlying  mutual fund or  portfolio  of an  underlying  mutual fund and are
Sub-accounts  of the Separate  Account.  Each  Sub-account  invests  exclusively  in one Portfolio.  The Owner may transfer  Account
Value between these investment  options,  however,  no transfers are permitted when the Policy is in its "grace period." The Company retains the right to impose a limit of not more than 20 transfers per Policy Year, including transfers involving Fixed Allocations.

Requests for transfers must be In Writing unless American Skandia receives a prior written  authorization  from the Owner permitting transfers  based on  instructions  the  Company  receives  over the phone.  A transfer  will take  effect on the date the  Company's requirements are met and received at the Company's Office, unless a later date is designated in the request for a transfer.

III.     "REDEMPTION" PROCEDURES: SURRENDER AND RELATED TRANSACTIONS

A.       SURRENDER FOR CASH VALUE

An Owner may  surrender  the  Policy  after  the end of the  free-look  period as long as the  Insured  is alive.  If the  Policy is surrendered,  the Company  will pay the Owner the Cash Value.  A surrender  request  must be In  Writing.  American  Skandia  prices surrenders, as of the date the Company's requirements are met and received at the Company's Office.

B.       PARTIAL WITHDRAWALS

Partial  withdrawals are allowed while the Insured is alive,  except where  permitted by law. A partial  withdrawal may not be taken until after the end of the  "free-look"  period.  The maximum partial  withdrawal  amount at any time is equal to 90% of the current
Cash Value less any applicable  contingent  deferred sales charge.  Funds taken as a partial  withdrawal cannot be put back into the
Policy.

A partial  withdrawal  reduces  the Account  Value by an amount  equal to the amount of the partial  withdrawal.  Unless  instructed differently,  Account  Value is taken from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account Value in the investment options on the Valuation Date such Account Value is taken.

A partial  withdrawal  reduces the Death  Benefit.  It also reduces the Guaranteed  Minimum Death Benefit in the same  proportion as the Account Value is reduced by the partial  withdrawal.  The Death Benefit is reduced  because the Account Value,  which is used in calculating the Death Benefit, has been reduced.

The Company  charges any applicable  contingent  deferred sales charge on the portion of any partial  withdrawal that is not treated as a "free  withdrawal"  or for which we waive such charges  under the  medically-related  waiver  provision.  We take these charges pro-rata  from the  investment  options from which we take the Account  Value as a result of the partial  withdrawal.  In any Policy
Year the maximum amount you can take as a free withdrawal is the greater of Growth or 10% of the Premium.

The  contingent  deferred sales charge is a percentage of any amount being  surrendered or withdrawn:  (a) during the first nine (9)
Policy  Years;  and (b) that,  according to our rules,  is a withdrawal  of Premium,  not a withdrawal  of Growth,  according to the following schedule:

                                          Policy Year        Percentage
                                          -----------        ----------

                                                1            10.00
                                                2             9.50
                                                3             9.00
                                                4             8.00
                                                5             7.00
                                                6             6.00
                                                7             5.00
                                                8             4.00
                                                9             3.00
                                              10+             0.00

C.       DEATH BENEFIT CLAIMS

As long as the Policy remains in force,  American Skandia will usually pay the Death Proceeds to the named  Beneficiary,  unless the
Policy is contested.  The Death  Proceeds are based on the Death Benefit as of the date the Company  receives all  requirements  for paying a death  claim and are  satisfied  that the death  claim can be paid.  These  requirements  include,  but are not limited to, receipt  of a valid  death  certificate  and  information  necessary  to make  payments  to each  Beneficiary.  Payment of the Death
Proceeds may be postponed as permitted pursuant to the relevant provisions of the Investment Company Act of 1940.

The Death  Proceeds  equal the Death  Benefit  under the Policy less any Debt plus any  interest  amount  required by law. The Death
Benefit will be priced as of the date  American  Skandia's  requirements  are met and received at their Office.  The Death  Proceeds are paid as a lump sum or in accordance  with payment  options  described in the Policy or any other payment option  selected by the
Beneficiary  and  agreed  to by  American  Skandia.  Generally,  the  Beneficiary  can  choose a lump  sum or one of the  settlement options.  However,  the Owner may choose the method of payment if such  instruction is received and agreed to by American Skandia In
Writing before the Insured's death.

D.       POLICY GRACE PERIOD AND REINSTATEMENT

There is no minimum  Cash Value if the Owner has not taken a loan (i.e.  no Debt).  American  Skandia  will  inform the Owner if the
Policy's  Cash Value equals or is less than zero on a Monthly  Processing  Date.  Such Monthly  Processing  Date is the beginning of the grace  period  which lasts 61 days.  At that time  American  Skandia  will inform the Owner of the  additional  amount to pay to reestablish  any Cash Value.  No payment is required.  However,  if no additional  payment is made, the Policy remains in force with the Death Benefit equal to the Guaranteed Minimum Death Benefit as of the beginning of the grace period.

If there is any Debt on the  Policy,  there must  always be enough  Cash Value so that after  deduction  of any charges on a Monthly
Processing  Date,  the Cash Value is more than  zero.  If the Cash Value  would be zero or less  after we deduct  charges,  American
Skandia will send the Owner a notice providing a 61-day "grace period" to send American  Skandia a required  amount.  If this amount is not paid by the end of the grace period, the Policy ends without value.

Regardless of any outstanding  Debt, an Owner cannot take a partial  withdrawal in excess of an amount that would cause the Policy's
Cash Value to be equal to or less than zero.

If the Policy  lapses,  the Owner may apply for  reinstatement  of the Policy.  American  Skandia must receive such  application  In
Writing at the  Company's  Office  within three years of the date the lapse  occurred as measured  from the end of the grace period.
In order to reinstate the Policy, the Owner must pay a reinstatement  amount,  including any applicable charges and any Debt and the
Company may require satisfactory evidence of insurability.

E.       MEDICALLY-RELATED WAIVER

A  medically-related  waiver is the Company's waiver of the contingent deferred sales charge that would otherwise apply to a partial withdrawal or surrender.  American  Skandia will consider  waiving the contingent  deferred  sales charge,  where allowed by law, if the Company receives all of their requirements.  These requirements  include,  but are not limited to, satisfactory proof In Writing that the Insured (the last surviving  Insured if there is more than one Insured) has continuously  been confined to a long-term care facility,  such as a nursing home or a hospital,  as defined in the Policy, and that such confinement  started after the Issue Date.
A partial  withdrawal  under a  medically-related  waiver has the same impact on the remaining  benefits that results from any other partial withdrawal.

F.       ACCELERATED DEATH BENEFIT

The Company may pre-pay a portion of the Death  Proceeds to the Insured in the form of an  accelerated  death  benefit.  The maximum
                                                                -------
the Company will pay,  before any reductions,  is the lesser of 50% of the Required Death Benefit or $250,000.  The actual amount is reduced by a 12-month  interest  rate  discount  (currently  6.0%) and a pro-rata  portion of any Debt.  The Company  will only make payment if we receive all our  requirements,  including  but not limited to,  proof  satisfactory  to us In Writing that the Insured
(the last  surviving  Insured if there are two  Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that occurred  after the Issue Date.  Any such payment  reduces the Account
Value,  the Premium,  the  Guaranteed  Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the Valuation Period such a payment is made.

G.       POLICY LOANS

An Owner may  obtain a cash loan from  American  Skandia  using  Account  Value as  collateral.  The  aggregate  amount of all loans
(including the currently applied for loan) may not exceed 90% of the current Account Value less any applicable  Contingent  Deferred
Sales Charge.

When a loan is taken,  Account Value equal to the loan amount,  is moved to the Loan Account.  Unless American Skandia is instructed differently,  Account  Value is moved from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account  Value is invested in the  investment  options on the  Valuation  Date such  Account  value is moved.  The Loan Account is a mechanism used to ensure that any outstanding Debt remains fully secured by the Account Value.

Interest will accrue on the Debt at an annual rate of 6% per year,  compounded  yearly,  in arrears.  Each Policy  Anniversary  Year that the loan is not repaid,  an amount  equal to any unpaid  interest is added to the Debt.  The Debt and the Account  Value in the
Loan Account are equalized  each Policy  Anniversary.  The amounts  allocated to the Loan Account will bear interest at a rate of 4%
per year for "standard loans" and 6% for "preferred  loans",  compounded  yearly,  in arrears.  The portion of any outstanding loans supported by Account  Value drawn from Growth is treated as a preferred  loan.  The portion of any  outstanding  loans  supported by
Account Value drawn from other than Growth is treated as a standard loan.

The Owner is not  required  to repay the loan while the  Insured is alive,  except when an amount is due to keep the Policy in force or upon  reinstatement.  The  amount of Debt is  reduced  by the  amount of any loan  repayment.  Any  standard  loan will be repaid before any  preferred  loan. A loan  repayment is allocated to the  variable  and fixed  investment  options  pro-rata  based on the
Account Value in each investment option as of the Valuation Period the loan repayment is received.

The impact of a loan on the Account Value may be positive or negative.  If the Account value  transferred  to the Loan Account earns more than that earned in the  investment  options,  the loan will have a positive  impact on the Account  Value and on the  Required
Death  Benefit.  If the Account value  transferred to the Loan Account earns less that that earned in the  investment  options,  the loan will have a negative impact on the Account Value and on the Required Death Benefit.

H.       MISSTATEMENT

The Company will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is  incorrectly stated.

I.       EXCHANGE FOR FIXED LIFE INSURANCE POLICY

Once the Policy is issued,  it may be exchanged for a non-variable  life  insurance  policy on the life of the insured by allocating all of the Account Value to the Fixed  Allocation,  which provides a guaranteed fixed interest rate supported by American  Skandia's general account.  Such  non-variable  policy will be provided without any evidence of insurability.  American Skandia will not issue a new contract.  However,  the Account Value will be limited to the fixed  allocation.  The non-variable  life insurance policy will have an amount at risk which is equal to or less than the amount at risk on the date the Owner  requests  the  exchange.  Additional premiums  may be required at a later date.  The Company  reserves  the right to make  available a new policy  issued by itself or an affiliated company.

(r)      Powers of Attorney:
1)       Directors,  Lincoln R. Collins and Thomas M.  Mazzaferro,  incorporated by reference to  Post-Effective  Amendment No. 1 to
                  Registration Statement No. 333-53596, filed via EDGAR January 18, 2001.
2)       President and Chief  Executive  Officer,  Wade A. Dokken,  incorporated by reference to  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 333-38119, filed via EDGAR July 25, 2001.
3)       Director  Robert G. Whitcher  incorporated  by reference to  Pre-Effective  Amendment No. 1 to  Registration  Statement No.
                  333-68714, filed via EDGAR November 9, 2001.

Item 28.    Directors and Officers of the Depositor:

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
One Corporate Drive, P.O. Box 883                                      Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating
One Corporate Drive, P.O. Box 883                                      Officer and Director
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President, Chief Financial
One Corporate Drive, P.O. Box 883                                      Officer, and Director
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden  ("Skandia"),  and on that date,  the ultimate  parent  company of American  Skandia Life  Assurance  Corporation  ("American
Skandia"),  announced  that it and Skandia U.S.  Inc.  had entered  into a  definitive  Stock  Purchase  Agreement  with  Prudential
Financial,  Inc., a New Jersey corporation  ("Prudential  Financial").  Under the terms of the Stock Purchase Agreement,  Prudential
Financial will acquire Skandia U.S. Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American  Skandia.  Effective as of closing of the  acquisition,  American  Skandia  anticipates  the
Directors and Officers of American Skandia to be as follows:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Vice President, Product Development
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President, Strategy
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Timothy Harris                                                         Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President, Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director
213 Washington Street
Newark, New Jersey  07102-2992

Daniel Kane                                                            Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 29.      Persons  Controlled by or Under Common  Control with the Depositor or  Registrant:  The Depositor does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
         -----------------------------------------------------
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business
         --------------------------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
         ------------------------------------------------
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized
         ----------------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in
         ------------------------------------------------------
                  the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

(8)      Skandia Vida S.A. de C.V.:  This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995,
         -------------------------
                  and began operations in July, 1995.  It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.

                  Under the terms of the Stock  Purchase  Agreement  referred  to above in  response  to Item 25, on or prior to the closing of the  acquisition,  ASLAC will  distribute or sell all of the capital stock of Skandia Vida S.A. de C.V.
                  to Skandia or its affiliates.

         Following the closing of the acquisition referred to in Item 25, ASLAC, through its parent company American Skandia,
         Inc., will become a subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Item 30.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will  reimburse  ASLAC or ASM, as  applicable,  for any payments that it shall make to directors  and officers  pursuant to law and, subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements and judgments arising  from any  proceeding  involving  any  director  or officer of ASLAC or ASM,  as  applicable,  in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 31.    Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc., serves as distributor and principal underwriter for flexible premium deferred annuities,  single premium deferred  annuities,  modified single premium variable life insurance  policies and flexible  premium  variable life insurance  policies issued by American Skandia Life Assurance
         Corporation.  ASM also serves as distributor  and principal  underwriter  for American  Skandia Trust and American  Skandia
         Advisor Funds, Inc.

(b)      Directors and officers of ASM

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate
One Corporate Drive, P.O. Box 883                                      Treasurer and Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief
One Corporate Drive, P.O. Box 883                                      Operating Officer and Director
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive
One Corporate Drive, P.O. Box 883                                      Officer
Shelton, Connecticut  06484-0883

Lisa Foote                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                         Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
One Corporate Drive, P.O. Box 883                                      Chief Financial Officer, and
Shelton, Connecticut  06484-0883                                       Director

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                      Director, Head of ASM
One Corporate Drive, P.O. Box 883                                      Compliance
Shelton, Connecticut  06484-0883

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                     Vice President and Deputy General
One Corporate Drive, P.O. Box 883                                      Counsel
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                       Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and
One Corporate Drive, P.O. Box 883                                      General Counsel
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"), and on that date, the ultimate parent company of American Skandia Marketing, Inc. ("ASM"), announced that it and
Skandia U.S. Inc. had entered into a definitive Stock Purchase Agreement with Prudential  Financial,  Inc., a New Jersey corporation
("Prudential  Financial").  Under the terms of the Stock Purchase Agreement,  Prudential Financial will acquire Skandia U.S. Inc., a
Delaware  corporation,  from  Skandia.  Skandia  U.S.  Inc.  is the sole  shareholder  of ASI,  which is the parent  company of ASM.
Effective as of closing of the acquisition, ASM anticipates the Directors and Officers of ASM to be as follows:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Timothy Harris                                                         Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Lesley Mann                                                            Chief Operating Officer
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                      Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gene Stark                                                             Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

     (c)    Compensation   from  the   Registrant:   ASLAC  pays  ASM  an   underwriting   commission  for  its  role  as  principal
underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is responsible for payment of commissions to the broker-dealer firms who are the ultimate sellers of the product.  ASM does not retain any underwriting commissions.

Item 32.    Location of Accounts and Records:  Accounts and records are maintained by ASLAC at its principal office in Shelton,
Connecticut.

Item 33.    Management Services:  None

Item 34.    Fee  Representation:  American Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents that the aggregate fees and charges under the variable life policies are reasonable in relation to the services  rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its assessment of all of the facts and circumstances,  including  such  relevant  factors  as: the nature and extent of such  services,  expenses  and risks;  the need for
Depositor  to earn a profit;  the degree to which the  policies  include  innovative  features;  and the  regulatory  standards  for exemptive  relief under the  Investment  Company Act of 1940 used prior to October 1996,  including the range of industry  practice.
This  representation  applies to all  Policies  sold  pursuant to this  Registration  Statement,  including  those sold on the terms specifically  described in the prospectus  contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Policies or prospectus, or otherwise.

                                                             EXHIBITS

As noted in Item 27, various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. (k)          Opinion and Consent of Counsel                                         FILED HEREWITH

No. (n)          Consent of Ernst & Young LLP                                           FILED HEREWITH

                                                       SIGNATURES

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration  Statement to be signed on its behalf,  in the Town of Shelton and State of  Connecticut,  on the
29th day of April, 2003.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                        Registrant

                                      By: American Skandia Life Assurance Corporation

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         Depositor

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

As required by the  Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                               (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 29, 2003
           Wade A. Dokken

                               (Principal Financial Officer and Principal Accounting Officer)

         __________________        Vice President, Corporate Treasurer                    April 29, 2003
        /s/Carl A. Cavaliere              and Business Controller

         __________________             Executive Vice President,                         April 29, 2003
       /s/Thomas M. Mazzaferro            Chief Financial Officer

                                                    (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  _____________________________
                                          /s/Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No.
                                                        333-53596.
    **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
    ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.